UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 07121 )

Exact name of registrant as specified in charter: Putnam Asset Allocation Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2006

Date of reporting period: October 1, 2005—March 31, 2006

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Asset Allocation Funds

3|31|06

Semiannual Report

PUTNAM INVESTMENTS

ASSET ALLOCATION FUNDS
invest in a mix of asset classes
to help weather changing market
environments.

What makes Putnam different?

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

A time-honored tradition in money management

Since 1937, our values have been rooted in a profound sense of responsibility for the money entrusted to us.

A prudent approach to investing

We use a research-driven team approach to seek consistent, dependable, superior investment results over time, although there is no guarantee a fund will meet its objectives.

Funds for every investment goal

We offer a broad range of mutual funds and other financial products so investors and their financial representatives can build diversified portfolios.

A commitment to doing what’s right for investors

We have below-average expenses and stringent investor protections, and provide a wealth of information about the Putnam funds.

Industry-leading service

We help investors, along with their financial representatives, make informed investment decisions with confidence.

Putnam

Asset Allocation

Funds

3 | 31 | 06
Semiannual Report

Message from the Trustees	2
About the funds	4
Report from the fund managers	7
Performance	14
Expenses	18
Portfolio turnover	21
Risk	22
Your fund’s management	23
Terms and definitions	28
Trustee approval of management contract	30
Other information for shareholders	36
Financial statements	37
Brokerage commissions	182

Message from the Trustees

Dear Fellow Shareholder

In the early months of 2006, we have seen a continuation of generally benign economic conditions in the United States. The expansion that began in late 2001 is continuing, fueled by gains in worker productivity. The stock market has advanced, driven largely by corporate profit levels that, by some measures, are near all-time highs. Inflation, which can cause problems for stock and bond markets, has remained fairly steady in recent months even as energy prices have resumed their ascent. Investors can be encouraged by these conditions, but should also be mindful of risks. Bond prices have fallen recently in response to stronger job creation. As mortgage rates have risen to higher levels, activity in the housing market has slowed. Our nation’s large trade deficit is also dampening prosperity and could cause the U.S. dollar to weaken, which might make it more difficult for U.S. stocks and bonds to attract investment from abroad.

We consider it fortunate that the Federal Reserve’s (the Fed’s) new Chairman, Ben Bernanke, like his predecessor, Alan Greenspan, regards the Fed’s role in pursuing both price stability and economic growth as essential to maintaining a healthy financial system. In its first months under the leadership of Mr. Bernanke, the Fed has continued Mr. Greenspan’s program of interest-rate increases, while offering some signals that the end of the current tightening cycle might not be far away.

The economy’s significant strengths and notable weaknesses remind us once again that a well-diversified financial program under the guidance of a professional financial representative can help many investors pursue their goals. And in our view, the professional research, diversification, and active management that mutual funds provide continue to make them an intelligent choice for investors.

We want you to know that Putnam Investments, under the leadership of Chief Executive Officer Ed Haldeman, continues to focus on delivering consistent, dependable, superior investment performance over time. In the following pages, members of your fund’s management team discuss the fund’s performance and strategies, and their outlook for the months ahead. We thank you for your support of the Putnam funds.

Putnam Asset Allocation Funds: diversification made easy

Putnam Asset Allocation Funds provide balanced diversification through three portfolios — Growth, Balanced, and Conservative — designed for investors with different goals and attitudes toward risk. Each portfolio has a distinct objective and a target mix of stocks and bonds. The mix of holdings is rebalanced regularly as the funds’ managers take profits on investments that have outperformed and invest the proceeds in areas they believe offer greater future potential. Spreading fund holdings across a variety of asset classes has been shown time and again to be a prudent strategy for long-term investors because it helps smooth the ups and downs of the market.

Combining insights gained from proprietary research with expertise in the tools and concepts of diversification, Putnam’s asset allocation specialists create investment strategies for each of the Putnam Asset Allocation Funds. These strategies integrate the global perspective of an experienced portfolio management team, flexible weightings of asset classes in accordance with their perceived attractiveness, and analysis to add value within each asset class.

The funds’ management team also draws on the resources of Putnam’s global research group, which covers more than 1,000 securities worldwide; recommendations of Putnam’s investment-style teams based on their in-depth

The portfolios invest in a wide range of securities across 10 distinct asset classes and are actively rebalanced to manage risk.

PUTNAM ASSET ALLOCATION:	PUTNAM ASSET ALLOCATION:	PUTNAM ASSET ALLOCATION:
GROWTH PORTFOLIO	BALANCED PORTFOLIO	CONSERVATIVE PORTFOLIO

4

analysis of specific market segments; and input from the firm’s economists, market strategists, and currency specialists.

This comprehensive approach, incorporating the insights of many specialists, helps the funds adhere to consistent investment objectives as they seek to exploit ever-changing market conditions.

Putnam Asset Allocation Funds can invest in international investments, which involve risks such as currency fluctuations, economic instability, and political developments. The portfolios can invest some or all of their assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. The use of derivatives involves special risk and may result in losses.

The portfolios can also have a significant portion of their holdings in bonds. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. These risks apply to any fund with a significant portion of its assets invested in bonds.

Diversification does not ensure a profit or protect against loss. It is possible to lose money in a diversified portfolio.

Putnam Asset Allocation Funds balance diversified global investments in stocks, bonds, and money market instruments in varying proportions. The Growth, Balanced, and Conservative Portfolios seek capital appreciation, total return, and total return consistent with preservation of capital, respectively.

Highlights

*	For the six months ended March 31, 2006, Putnam Asset Allocation Funds: Growth Portfolio’s
class A shares returned 8.65% without sales charges. The portfolio’s benchmark, the Russell
3000 Index, returned 7.46% for the period. The Putnam Growth Blended Benchmark returned 7.72%.
*	For the six months ended March 31, 2006, Putnam Asset Allocation Funds: Balanced
Portfolio’s class A shares returned 5.98% without sales charges. The portfolio’s benchmark, the Russell 3000 Index, returned 7.46% for the period. The Putnam Balanced Blended
Benchmark returned 5.24%.
*	For the six months ended March 31, 2006, Putnam Asset Allocation Funds: Conservative
Portfolio’s class A shares returned 3.33% without sales charges. The portfolio’s benchmark, the Lehman Aggregate Bond Index, returned -0.06% for the period. The Putnam
Conservative Blended Benchmark returned 2.67%.
*	Following the close of the period, Lipper reclassified the funds under new categories. The average return for the Growth Portfolio and the Balanced Portfolio’s new Lipper category,
Mixed-Asset Target Allocation Growth Funds, was 5.29%. The average return for the
Conservative Portfolio’s new Lipper category, Mixed-Asset Target Allocation Conservative
Funds, was 2.45%. See page 8 for the funds’ Lipper rankings.
*	The class A share monthly dividend for the Conservative Portfolio and the quarterly dividend for the Balanced Portfolio were each increased during the period. See page 12 for details.
*	Additional fund performance, comparative performance, and Lipper data can be found in the performance section beginning on page 14.

Report from the fund managers

The period in review

For the six months ended March 31, 2006, all three Putnam Asset Allocation Funds posted solid returns and, based on results at net asset value (NAV, or without sales charges), surpassed their Putnam blended benchmarks. The blended benchmarks are targeted combinations of stock and bond indexes designed to approximate each fund’s asset class diversification. The Conservative and Growth Portfolios, moreover, outperformed their external benchmark indexes, and all three portfolios outperformed their new Lipper peer group averages. The Balanced Portfolio modestly lagged its all-stock benchmark index, the Russell 3000 Index, which is not surprising, given that the fund balances stock and bond investments and the fact that the period generally favored stocks over bonds.

Performance
Total return for class A shares for periods ended 3/31/06

	Growth Portfolio		Balanced Portfolio		Conservative Portfolio
(inception dates)	(2/8/94)		(2/7/94)		(2/7/94)
	NAV	POP	NAV	POP	NAV	POP
Annual average

(life of fund)	9.21%	8.73%	8.13%	7.65%	6.73%	6.26%

10 years	122.88	111.23	103.40	92.79	84.87	75.10
Annual average	8.34	7.76	7.36	6.78	6.34	5.76

5 years	42.17	34.65	30.55	23.71	28.02	21.36
Annual average	7.29	6.13	5.48	4.35	5.06	3.95

3 years	75.41	66.29	49.97	42.13	30.57	23.71
Annual average	20.60	18.47	14.46	12.43	9.30	7.35

1 year	16.74	10.59	11.45	5.55	7.12	1.54

6 months	8.65	2.97	5.98	0.43	3.33	–2.12

Data is historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Returns at NAV do not reflect a sales charge of 5.25% . For the most recent month-end performance, visit www.putnam.com. For a portion of the period, the funds limited expenses, without which returns would have been lower. A short-term trading fee of up to 2% may apply.

Market overview

International stock markets posted significant gains during the period, generally exceeding the positive — though lackluster — performance of markets in the United States. A resurgent Japanese market led the way, with strong performance from European bourses, which had a rocky start but recovered by period-end. The U.S. dollar appreciated against the Japanese yen and British pound, but declined against the euro.

U.S. equity markets began the period dogged by fluctuating oil prices, the aftermath of major hurricanes, and concerns over decelerating earnings growth. Encouraging data gave periodic lifts to the markets, but despite these brief rallies, concerns over potential inflation kept U.S. markets from sustaining momentum.

European markets were particularly strong, boosted by heavy merger-and-acquisition activity and global currency movements that were favorable to European exporters. Asia-Pacific markets were buoyed by the recovering Japanese economy and China’s robust growth. Emerging markets from every region except the Middle East also posted excellent returns during the period.

Global fixed-income markets provided mixed returns. Broad market index data showed that the United States and Japan outperformed Europe, while emerging-market securities markets followed their equity counterparts, posting strong gains.

New Lipper categories for Putnam Asset Allocation Funds

Following the close of the period, Lipper reclassified all three Putnam Asset Allocation Funds under new categories. We believe the new categories better reflect the investment focus of the funds.

Putnam Asset Allocation Funds’ Lipper rankings as of 3/31/06

	Lipper category	1 year	3 years	5 years	10 years

Growth	Mixed-Asset	7%	4%	15%	30%
Portfolio	Target Allocation	32 out of	15 out of	45 out of	47 out of
	Growth Funds	495 funds	398 funds	312 funds	159 funds

Balanced	Mixed-Asset	30%	30%	33%	45%
Portfolio	Target Allocation	146 out of	116 out of	102 out of	72 out of
	Growth Funds	495 funds	398 funds	312 funds	159 funds

Conservative	Mixed-Asset	23%	24%	28%	39%
Portfolio	Target Allocation	54 out of	33 out of	25 out of	12 out of
	Conservative Funds	240 funds	138 funds	90 funds	30 funds

The lower the percentile rank, according to Lipper, the better the relative performance of the fund.

Lipper rankings do not reflect sales charges and are based on total return relative to other funds with similar investment styles or objectives as determined by Lipper.

Strategy overview: Growth Portfolio

At NAV, the Growth Portfolio signifi-cantly outperformed its benchmark during the period, largely due to favorable asset allocation and adept security selection. The fund strives to outperform the stock market over a full market cycle with less volatility. The team typically invests approximately 80% of the fund’s assets in stocks of large, midsize, and small companies, and about 20% in bonds.

The fund’s positioning did not change significantly during the period. Given our belief that the international equity market was relatively undervalued, we held a large number of non-U.S. stocks. In particular, we overweighted Japan relative to the benchmark due to our optimistic outlook on that country’s potential. In Europe, the combination of productivity gains, business-friendly reforms, and loose monetary policy created a climate supportive of continued advancement. Despite the impressive run-up of emerging markets at the end of calendar 2005, our ongoing overweight exposure proved beneficial to the fund’s overall performance.

Although we believe relative valuations in the United States currently favor larger-company stocks, investors continued to embrace the greater volatility and higher risk of small companies. The fund’s overweight exposure to smaller companies, as well as our selection within U.S. small-cap equities, proved rewarding during the period. The fund also benefited from the positioning of its fixed-income component, in which we maintained a defensive, shorter-duration position. Duration is a measure of sensitivity to changes in interest rates. The shorter its duration, the less sensitive a fund will be to interest-rate changes.

The most significant detractor from results during the semiannual period was the team’s currency strategy. Despite a positive underweight exposure to a strong euro in the fourth quarter of 2005 and overweight exposure to the lagging euro in the first quarter of 2006, our currency component suffered from overweighting the British pound and Swiss franc and underweighting the Norwegian krone.

Strategy overview: Balanced Portfolio

The main drivers of the Balanced Portfolio’s performance were the team’s tactical and strategic asset allocation strategies. Tactical allocations are short-term movements made to take advantage of perceived market ineffi-ciencies; strategic allocations are shifts made to optimize a portfolio’s long-term allocation in light of anticipated market movements. Adept stock selection within the core international portion of the portfolio was also beneficial. We strive to achieve results that are competitive with the stock market but with less volatility, by typically investing approximately 60% of the fund’s assets in stocks and 40% in bonds.

Despite the robust appreciation within global markets, the fund’s strategic allocation did not vary from the beginning of its fiscal year. We maintained our positions in areas of the market that appeared to offer better-than-average opportunities. The most significant boost for returns came from the international equity area, where the fund was overweighted relative to its benchmark and where the team’s stock selection was particularly rewarding. Our continued optimism regarding the Japanese market was also well rewarded, as was our bullish position on Europe.

In the fixed-income component of the fund, we maintained a defensive, shorter-duration position, which was beneficial to returns. Duration is a measure of a fund’s sensitivity to changes in interest rates. The shorter its duration, the less sensitive a fund will be to interest-rate changes.

One negative factor for the period was the team’s currency strategy. The combined benefit of underweight exposure to the euro in the fourth quarter of 2005 and overweight exposure to the euro in the first quarter of 2006 did not offset the negative impact of overweighting the lagging British pound and Swiss franc and underweighting the strong Norwegian krone.

Strategy overview: Conservative Portfolio

The Conservative Portfolio strives to avoid losses while participating in rising stock markets. We typically invest approximately 70% of the fund’s assets in bonds to generate income, but also may invest in stocks to protect against inflation and to provide investors with a potential return greater than a full bond investment. The team uses both tactical and strategic allocation to meet its goals. Tactical allocations are short-term movements made to take advantage of perceived market inefficiencies; strategic allocations are shifts made to optimize a portfolio’s long-term allocation in light of anticipated market movements.

While the fund is positioned for a low-return environment, it benefited from its slight increase to its core international equity component. The fixed-income component, already underweight relative to the benchmark, was reduced further, contributing favorably to results. The fund’s strategic underweight exposure to U.S. large-cap equities versus emerging markets, and an underweight to U.S. bank stocks versus U.S. energy stocks also led to good results.

The team’s tactical asset allocation strategy also added value, most notably during the middle of the period, due to an underweight exposure to U.S. large-cap equities versus U.K. large-cap equities and European large-cap equities.

In the fixed-income component of the fund, the team maintained a defensive, shorter-duration position which helped performance. Duration is a measure of sensitivity to changes in interest rates. A shorter-duration portfolio may help protect principal when interest rates rise, as they did during the period, but it can reduce the potential for appreciation when rates fall.

The team’s currency strategy detracted from overall performance during the period. The positive effect from our underweight exposure to the euro in the fourth quarter of 2005 and our overweight to the euro in the first quarter of 2006 was not enough to offset our overweights to the British pound and Swiss franc and underweight to the Norwegian krone.

Of special interest

Dividend increases

As interest rates have risen steadily over the past year, newer holdings in the Balanced and Conservative Portfolios have generated more income. Consequently, dividends for these two funds were each increased once during the period. For the Balanced Portfolio, the quarterly dividend on class A shares rose from $0.0320 to $0.0430 per share, effective with the December 2005 payment; the Conservative Portfolio’s monthly dividend on class A shares rose from $0.0170 to $0.0200 per share, effective November 2005. Similar dividend increases were made in other share classes at the time of these increases for class A shares.

The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team’s plans for responding to them.

In light of steps toward tightening by three of the world’s most influential central banks — the U.S. Federal Reserve Board (the Fed), the European Central Bank, and the Bank of Japan — our market strategists continue to expect greater market volatility and reduced returns as easy global liquidity gradually dries up. But the starting point of this worldwide tightening process was so accommodative that, even after all the Fed’s interest-rate increases and similar initial moves by central banks overseas, liquidity conditions are not yet truly adverse. Therefore, our strategists expect the recent pattern of rising stock markets and non-U.S. leadership to continue over the near term.

In terms of global fixed-income markets, the end of Japan’s zero-interest-rate regime appears likely to have worldwide repercussions, because the global economy has come to depend on cheap and readily available Japanese capital. With yields of domestic securities already on the upswing and Japan’s equity market soaring, Japanese investors may become less inclined to invest outside their country. Favorable fundamentals for emerging markets are offset by concerns about the possible impact of rising global interest rates. Therefore, we remain somewhat neutral on these markets and have reduced our overweight positions in all three portfolios.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

Putnam Asset Allocation Funds can invest in international investments, which involve risks such as currency fluctuations, economic instability, and political developments. The portfolios can invest some or all of their assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. The use of derivatives involves special risk and may result in losses.

The portfolios can also have a significant portion of their holdings in bonds. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. These risks apply to any fund with a significant portion of its assets invested in bonds

Putnam Asset Allocation: Growth Portfolio, Balanced Portfolio, and Conservative Portfolio are series of Putnam Asset Allocation Funds, a registered investment company.

Your fund’s performance

This section shows your fund’s performance for periods ended March 31, 2006, the end of the first half of its current fiscal year. Performance should always be considered in light of a fund’s investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnam.com or call Putnam at 1-800-225-1581. Class Y shares are generally only available to corporate and institutional clients. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Growth Portfolio

Fund performance
Total return for periods ended 3/31/06

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(2/8/94)		(2/16/94)		(9/1/94)		(2/3/95)		(1/21/03)	(7/14/94)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Annual average
(life of fund)	9.21%	8.73%	8.40%	8.40%	8.35%	8.35%	8.67%	8.37%	8.94%	9.48%

10 years	122.88	111.23	106.52	106.52	106.66	106.66	112.11	105.25	117.40	128.33
Annual average	8.34	7.76	7.52	7.52	7.53	7.53	7.81	7.46	8.08	8.61

5 years	42.17	34.65	37.11	35.11	37.03	37.03	38.69	34.20	40.35	44.12
Annual average	7.29	6.13	6.52	6.20	6.50	6.50	6.76	6.06	7.01	7.58

3 years	75.41	66.29	71.32	68.32	71.45	71.45	72.76	67.23	74.04	76.60
Annual average	20.60	18.47	19.66	18.95	19.69	19.69	19.99	18.70	20.29	20.87

1 year	16.74	10.59	15.82	10.82	15.87	14.87	16.15	12.37	16.50	16.94

6 months	8.65	2.97	8.22	3.22	8.26	7.26	8.36	4.79	8.45	8.72

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.25% and 3.25%, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the period, this fund limited expenses, without which returns would have been lower.

A 2% short-term trading fee may be applied to shares exchanged or sold within 5 days of purchase.

Fund price and distribution information
For the six-month period ended 3/31/06

Distributions*	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.099		$0.013	$0.024	$0.041		$0.088	$0.125

Capital gains	—		—	—	—		—	—

Total	$0.099		$0.013	$0.024	$0.041		$0.088	$0.125

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV
9/30/05	$11.97	$12.63	$11.73	$11.57	$11.77	$12.17	$11.87	$12.08

3/31/06	12.90	13.61	12.68	12.50	12.71	13.14	12.78	13.00

* Dividend sources are estimated and may vary based on final tax calculations after the fund’s fiscal year-end.

Balanced Portfolio Fund performance Total return for periods ended 3/31/06

	Class A		Class B		Class C		Class M		Class R	Class Y

(inception dates)	(2/7/94)		(2/11/94)		(9/1/94)		(2/6/95)		(1/21/03)	(7/5/94)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV
Annual average
(life of fund)	8.13%	7.65%	7.32%	7.32%	7.26%	7.26%	7.61%	7.32%	7.83%	8.39%

10 years	103.40	92.79	88.60	88.60	88.28	88.28	93.25	86.90	97.85	108.55
Annual average	7.36	6.78	6.55	6.55	6.53	6.53	6.81	6.45	7.06	7.63

5 years	30.55	23.71	25.71	23.71	25.57	25.57	27.34	23.25	28.66	32.15
Annual average	5.48	4.35	4.68	4.35	4.66	4.66	4.95	4.27	5.17	5.73

3 years	49.97	42.13	46.63	43.63	46.60	46.60	47.87	43.11	48.46	51.23
Annual average	14.46	12.43	13.61	12.83	13.60	13.60	13.93	12.69	14.08	14.78

1 year	11.45	5.55	10.59	5.59	10.53	9.53	10.82	7.26	11.05	11.61

6 months	5.98	0.43	5.63	0.62	5.51	4.51	5.73	2.30	5.78	6.01

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.25% and 3.25%, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the period, this fund limited expenses, without which returns would have been lower.

A 2% short-term trading fee may be applied to shares exchanged or sold within 5 days of purchase.

Fund price and distribution information
For the six-month period ended 3/31/06

	Distributions*	Class A		Class B	Class C	Class M		Class R	Class Y

	Number	2		2	2	2		2	2

	Income	$0.145		$0.103	$0.105	$0.118		$0.131	$0.159

	Capital gains	—		—	—	—		—	—

	Total	$0.145		$0.103	$0.105	$0.118		$0.131	$0.159

	Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV
	9/30/05	$11.04	$11.65	$10.96	$10.87	$11.02	$11.39	$10.99	$11.06

	3/31/06	11.55	12.19	11.47	11.36	11.53	11.92	11.49	11.56

*	Dividend sources are estimated and may vary based on final tax calculations after the fund’s fiscal year-end.

Conservative Portfolio Fund performance For the six-month period ended 3/31/06

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(2/7/94)		(2/18/94)		(9/1/94)		(2/7/95)		(1/21/03)	(7/14/94)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Annual average
(life of fund)	6.73%	6.26%	5.90%	5.90%	5.89%	5.89%	6.16%	5.87%	6.52%	6.97%

10 years	84.87	75.10	71.00	71.00	71.40	71.40	75.18	69.53	81.66	89.23
Annual average	6.34	5.76	5.51	5.51	5.54	5.54	5.77	5.42	6.15	6.59

5 years	28.02	21.36	22.72	20.72	23.00	23.00	24.18	20.08	27.32	29.24
Annual average	5.06	3.95	4.18	3.84	4.23	4.23	4.43	3.73	4.95	5.26

3 years	30.57	23.71	27.36	24.36	27.41	27.41	28.26	24.01	30.49	31.38
Annual average	9.30	7.35	8.40	7.54	8.41	8.41	8.65	7.44	9.28	9.52

1 year	7.12	1.54	6.15	1.15	6.30	5.30	6.51	3.08	7.04	7.41

6 months	3.33	–2.12	2.87	–2.13	2.89	1.89	2.98	–0.36	3.29	3.47

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.25% and 3.25%, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the period, this fund limited expenses, without which returns would have been lower.

A 2% short-term trading fee may be applied to shares exchanged or sold within 5 days of purchase.

Fund price and distribution information
For the six-month period ended 3/31/06

Distributions*	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		6	6	6		6	6

Income	$0.206		$0.172	$0.173	$0.182		$0.194	$0.218

Capital gains	—		—	—	—		—	—

Total	$0.206		$0.172	$0.173	$0.182		$0.194	$0.218

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV
9/30/05	$9.33	$9.85	$9.25	$9.24	$9.25	$9.56	$9.38	$9.31

3/31/06	9.43	9.95	9.34	9.33	9.34	9.65	9.49	9.41

* Dividend sources are estimated and may vary based on final tax calculations after the fund’s fiscal year-end.

Comparative index returns
For periods ended 3/31/06

			Lipper Mixed-Asset	Lipper Mixed-Asset
			Target Allocation	Target Allocation
		Lehman Aggregate	Conservative Funds	Growth Funds
	Russell 3000 Index	Bond Index	category average[1]	category average[2]

Annual average
(life of fund)	10.72%	6.18%	7.62%	7.93%

10 years	140.80	83.98	88.00	105.21
Annual average	9.19	6.29	6.40	7.29

5 years	29.67	28.27	26.77	26.08
Annual average	5.33	5.11	4.78	4.64

3 years	69.11	9.02	22.19	45.68
Annual average	19.14	2.92	6.80	13.25

1 year	14.28	2.26	5.60	10.36

6 month	7.46	-0.06	2.45	5.29

Index and Lipper results should be compared to fund performance at net asset value. After the close of the period, Lipper reassigned the portfolios to the categories shown in this table; results of the portfolios’ prior Lipper group would have differed.

1 Over the 6 month and 1-, 3-, 5-, and 10-year periods ended 3/31/06, there were 303, 245, 142, 87, and 30 funds, respectively, in this Lipper category.

2 Over the 6 month and 1-, 3-, 5-, and 10-year periods ended 3/31/06, there were 520, 513, 415, 328, and 161 funds, respectively, in this Lipper category.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, the funds limited these expenses; had they not done so, expenses would have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial advisor.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each of the three Putnam Asset Allocation Funds from October 1, 2005, to March 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Growth Portfolio
Expenses paid per $1,000*	$ 6.35	$ 10.23	$ 10.23	$ 8.93	$ 7.64	$ 5.05

Ending value (after expenses)	$1,086.50	$1,082.20	$1,082.60	$1,083.60	$1,084.50	$1,087.20

Balanced Portfolio
Expenses paid per $1,000*	$ 5.55	$ 9.38	$ 9.38	$ 8.10	$ 6.82	$ 4.26

Ending value (after expenses)	$1,059.80	$1,056.30	$1,055.10	$1,057.30	$1,057.80	$1,060.10

Conservative Portfolio
Expenses paid per $1,000*	$ 5.83	$ 9.61	$ 9.61	$ 8.35	$ 7.10	$ 4.57

Ending value (after expenses)	$1,033.30	$1,028.70	$1,028.90	$1,029.80	$1,032.90	$1,034.70

* Expenses for each share class are calculated using each fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 3/31/06. The expense ratio may differ for each share class (see the expense ratio comparison table in the next section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the reporting period; and then dividing that result by the number of days in the year. Does not reflect the effect of a non-recurring reimbursement of certain fund expenses by Putnam. If this amount had been reflected in the table above, the fund’s expenses would have been lower.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended March 31, 2006, use the calculation method below. To find the value of your investment on October 1, 2005, go to www.putnam.com and log on to your account. Click on the “Transaction History” tab in your Daily Statement and enter 10/01/2005 in both the “from” and “to” fields. Alternatively, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Growth Portfolio
Expenses paid per $1,000*	$ 6.14	$ 9.90	$ 9.90	$ 8.65	$ 7.39	$ 4.89

Ending value (after expenses)	$1,018.85	$1,015.11	$1,015.11	$1,016.36	$1,017.60	$1,020.09

Balanced Portfolio
Expenses paid per $1,000*	$ 5.44	$ 9.20	$ 9.20	$ 7.95	$ 6.69	$ 4.18

Ending value (after expenses)	$1,019.55	$1,015.81	$1,015.81	$1,017.05	$1,018.30	$1,020.79

Conservative Portfolio
Expenses paid per $1,000*	$ 5.79	$ 9.55	$ 9.55	$ 8.30	$ 7.04	$ 4.53

Ending value (after expenses)	$1,019.20	$1,015.46	$1,015.46	$1,016.70	$1,017.95	$1,020.44

* Expenses for each share class are calculated using each fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 3/31/06. The expense ratio may differ for each share class (see the next table). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the reporting period; and then dividing that result by the number of days in the year. Does not reflect the effect of a non-recurring reimbursement of certain fund expenses by Putnam. If this amount had been reflected in the table above, the fund’s expenses would have been lower.

Compare expenses using industry averages

You can also compare your fund’s expenses with the average of its peer group, as defined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund’s net assets have been used to pay ongoing expenses during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Growth Portfolio
annualized expense ratio*	1.22%	1.97%	1.97%	1.72%	1.47%	0.97%

Average annualized expense
ratio for Lipper peer group †	1.29%	2.04%	2.04%	1.79%	1.54%	1.04%

Balanced Portfolio
annualized expense ratio*	1.08%	1.83%	1.83%	1.58%	1.33%	0.83%

Average annualized expense
ratio for Lipper peer group †	1.29%	2.04%	2.04%	1.79%	1.54%	1.04%

Conservative Portfolio
annualized expense ratio*	1.15%	1.90%	1.90%	1.65%	1.40%	0.90%

Average annualized expense
ratio for Lipper peer group †	1.52%	2.27%	2.27%	2.02%	1.77%	1.27%

*  Does not reflect the effect of a non-recurring reimbursement of certain fund expenses by Putnam. If this amount had been reflected in the table above, the expense ratio would have been lower.

† Simple average of the expenses of all front-end load funds in the funds’ Lipper peer group, calculated in accordance with Lipper’s standard method for comparing fund expenses (excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses). This average reflects each fund’s expenses for its most recent fiscal year available to Lipper as of 3/31/06. To facilitate comparison, Putnam has adjusted this average to reflect the 12b-1 fees carried by each class of shares other than class Y shares, which do not incur 12b-1 fees. The peer group may include funds that are significantly smaller or larger than the funds, which may limit the comparability of the funds’ expenses to the simple average, which typically is higher than the asset-weighted average.

See page 8 for more information on the funds’ new Lipper categories, whose expenses are shown above.

Your fund’s portfolio turnover

Putnam funds are actively managed by teams of experts who buy and sell securities based on intensive analysis of companies, industries, economies, and markets. Portfolio turnover is a measure of how often a fund’s managers buy and sell securities for your fund. A portfolio turnover of 100%, for example, means that the managers sold and replaced securities valued at 100% of a fund’s assets within a one-year period. Funds with high turnover may be more likely to generate capital gains and dividends that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance.

Funds that invest in bonds or other fixed-income instruments may have higher turnover than funds that invest only in stocks. Short-term bond funds tend to have higher turnover than longer-term bond funds, because shorter-term bonds will mature or be sold more frequently than longer-term bonds. You can use the table below to compare your fund’s turnover with the average turnover for funds in its Lipper category.

Turnover comparisons
Percentage of holdings that change every year

	2005	2004	2003	2002	2001

Growth Portfolio*	112%	120%	126%	82%	99%

Lipper Mixed-Asset Target
Allocation Growth Funds	72%	74%	84%	76%	84%

Balanced Portfolio*	144%	159%	145%	108%	131%

Lipper Mixed-Asset Target
Allocation Growth Funds	72%	74%	84%	76%	84%

Conservative Portfolio*	209%	259%	200%	144%	180%

Lipper Mixed-Asset Target
Allocation Conservative Funds	50%	48%	52%	52%	63%

* Portfolio turnover excludes dollar roll transactions.

Turnover data for the fund is calculated based on the fund's fiscal-year period, which ends on September 30. Turnover data for the fund's Lipper category is calculated based on the average of the turnover of each fund in the category for its fiscal year ended during the indicated year. Fiscal years vary across funds in the Lipper category, which may limit the comparability of the fund's portfolio turnover rate to the Lipper average. Comparative data for 2005 is based on information available as of 12/31/05.

Your fund’s risk

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund’s Overall Morningstar Risk.

Your fund’s Overall Morningstar Risk is shown alongside that of the average fund in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund’s Overall Morningstar Risk into a percentile, which is based on the fund’s ranking among all funds rated by Morningstar as of March 31, 2006. A higher Overall Morningstar Risk generally indicates that a fund’s monthly returns have varied more widely.

Morningstar determines a fund’s Overall Morningstar Risk by assessing variations in the fund’s monthly returns — with an emphasis on downside variations — over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund’s Overall Morningstar Risk. The information shown is provided for each fund’s class A shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2006 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Your fund’s management

Your fund is managed by the members of the Putnam Global Asset Allocation Team. Jeffrey Knight is the Portfolio Leader. Robert Kea and Robert Schoen are Portfolio Members of the funds. The Portfolio Leader and Portfolio Members coordinate the team’s management of the funds.

For a complete listing of the members of the Putnam Global Asset Allocation Team, including those who are not Portfolio Leaders or Portfolio Members of your fund, visit Putnam’s Individual Investor Web site at www.putnam.com.

Fund ownership by the Portfolio Leader and Portfolio Members

The table below shows how much the funds’ current Portfolio Leader and Portfolio Members have invested in the funds (in dollar ranges). Information shown is as of March 31, 2006, and March 31, 2005.

Growth Portfolio

			$1 –	$10,001 –	$50,001 –	$100,001 –	$500,001 –	$1,000,001
	Year	$0	$10,000	$50,000	$100,000	$500,000	$1,000,000	and over

Jeffrey Knight	2006					*

Portfolio Leader	2005					*

Robert Kea	2006					*

Portfolio Member	2005					*

Robert Schoen	2006				*

Portfolio Member	2005	*

Balanced Portfolio

			$1 –	$10,001 –	$50,001 –	$100,001 –	$500,001 –	$1,000,001
	Year	$0	$10,000	$50,000	$100,000	$500,000	$1,000,000	and over

Jeffrey Knight	2006					*

Portfolio Leader	2005					*

Robert Kea	2006	*

Portfolio Member	2005	*

Robert Schoen	2006	*

Portfolio Member	2005	*

Conservative Portfolio

			$1 –	$10,001 –	$50,001 –	$100,001 –	$500,001 –	$1,000,001
	Year	$0	$10,000	$50,000	$100,000	$500,000	$1,000,000	and over

Jeffrey Knight	2006					*

Portfolio Leader	2005					*

Robert Kea	2006	*

Portfolio Member	2005	*

Robert Schoen	2006	*

Portfolio Member	2005	*

Fund manager compensation

The total 2005 fund manager compensation that is attributable to the Growth, Balanced, and Conservative Portfolios is approximately $710,000, $820,000, and $410,000, respectively. These amounts include a portion of 2005 compensation paid by Putnam Management to the fund managers listed in this section for their portfolio management responsibilities, calculated based on the fund assets they manage taken as a percentage of the total assets they manage. The compensation amounts also include a portion of the 2005 compensation paid to the Chief Investment Officer of the team for his oversight responsibilities, calculated based on the fund assets he oversees taken as a percentage of the total assets he oversees. This amount does not include compensation of other personnel involved in research, trading, administration, systems, compliance, or fund operations; nor does it include non-compensation costs. These percentages are determined as of the funds’ fiscal period-end. For personnel who joined Putnam Management during or after 2005, the calculation reflects annualized 2005 compensation or an estimate of 2006 compensation, as applicable.

Other Putnam funds managed by the Portfolio Leader and Portfolio Members

Jeffrey Knight is also a Portfolio Leader of Putnam Income Strategies Fund and the ten Putnam RetirementReady® Funds, and a Portfolio Member of The George Putnam Fund of Boston.

Robert Kea and Robert Schoen are also Portfolio Members of Putnam Income Strategies Fund and the ten Putnam RetirementReady Funds.

Jeffrey Knight, Robert Kea, and Robert Schoen may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

Changes in your fund’s Portfolio Leader and Portfolio Members

During the year ended March 31, 2006, Portfolio Member Bruce MacDonald left your fund’s management team.

Fund ownership by Putnam’s Executive Board

The table below shows how much the members of Putnam’s Executive Board have invested in the fund (in dollar ranges). Information shown is as of March 31, 2006, and March 31, 2005.

Growth Portfolio

			$1 –	$10,001 –	$50,001–	$100,001
	Year	$0	$10,000	$50,000	$100,000	and over

Philippe Bibi	2006		*

Chief Technology Officer	2005		*

Joshua Brooks	2006		*

Deputy Head of Investments	2005		*

William Connolly	2006					*

Head of Retail Management	N/A

Kevin Cronin	2006		*

Head of Investments	2005		*

Charles Haldeman, Jr.	2006			*

President and CEO	2005			*

Amrit Kanwal	2006		*

Chief Financial Officer	2005		*

Steven Krichmar	2006		*

Chief of Operations	2005		*

Francis McNamara, III	2006		*

General Counsel	2005		*

Richard Robie, III	2006		*

Chief Administrative Officer	2005		*

Edward Shadek	2006		*

Deputy Head of Investments	2005		*

Sandra Whiston	2006		*

Head of Institutional Management	N/A

N/A indicates the individual was not a member of Putnam's Executive Board as of 3/31/05.

Balanced Portfolio

			$1 –	$10,001 –	$50,001–	$100,001
	Year	$0	$10,000	$50,000	$100,000	and over

Philippe Bibi	2006		*

Chief Technology Officer	2005		*

Joshua Brooks	2006		*

Deputy Head of Investments	2005		*

William Connolly	2006					*

Head of Retail Management	N/A

Kevin Cronin	2006		*

Head of Investments	2005		*

Charles Haldeman, Jr.	2006			*

President and CEO	2005			*

Amrit Kanwal	2006		*

Chief Financial Officer	2005		*

Steven Krichmar	2006		*

Chief of Operations	2005		*

Francis McNamara, III	2006		*

General Counsel	2005		*

Richard Robie, III	2006		*

Chief Administrative Officer	2005		*

Edward Shadek	2006		*

Deputy Head of Investments	2005		*

Sandra Whiston	2006					*

Head of Institutional Management	N/A

N/A indicates the individual was not a member of Putnam’s Executive Board as of 3/31/05.

Conservative Portfolio

			$1 –	$10,001 –	$50,001–	$100,001
	Year	$0	$10,000	$50,000	$100,000	and over

Philippe Bibi	2006		*

Chief Technology Officer	2005		*

Joshua Brooks	2006		*

Deputy Head of Investments	2005		*

William Connolly	2006			*

Head of Retail Management	N/A

Kevin Cronin	2006		*

Head of Investments	2005		*

Charles Haldeman, Jr.	2006					*

President and CEO	2005					*

Amrit Kanwal	2006		*

Chief Financial Officer	2005		*

Steven Krichmar	2006		*

Chief of Operations	2005		*

Francis McNamara, III	2006		*

General Counsel	2005		*

Richard Robie, III	2006		*

Chief Administrative Officer	2005		*

Edward Shadek	2006		*

Deputy Head of Investments	2005		*

Sandra Whiston	2006		*

Head of Institutional Management	N/A

N/A indicates the individual was not a member of Putnam’s Executive Board as of 3/31/05.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.25% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to eligible purchasers, including eligible defined contribution plans or corporate IRAs.

Comparative indexes

JP Morgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Lehman Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged index of equity securities from emerging markets available to non-U.S. investors.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

Putnam Balanced Blended Benchmark is a benchmark administered by Putnam Management that is 50% the Russell 3000 Index, 35% the Lehman Aggregate Bond Index, 10% the Morgan Stanley Capital International (MSCI) EAFE Index, and 5% the JP Morgan Developed High Yield Index.

Putnam Conservative Blended Benchmark is a benchmark administered by Putnam Management that is 65% the Lehman Aggregate Bond Index, 25% the Russell 3000 Index, 5% the JP Morgan Developed High Yield Index, and 5% the Morgan Stanley Capital International (MSCI) EAFE Index.

Putnam Growth Blended Benchmark is a benchmark administered by Putnam management that is 60% the Russell 3000 Index, 15% the Morgan Stanley Capital International (MSCI) EAFE Index, 15% the Lehman Aggregate Bond Index, 5% the JP Morgan Developed High Yield Index, and 5% the Morgan Stanley Capital International (MSCI) EMF Index.

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Management. In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months beginning in March and ending in June 2005, the Contract Committee met five times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. Upon completion of this review, the Contract Committee recommended and the Independent Trustees approved the continuance of the funds’ management contract, effective July 1, 2005.

This approval was based on the following conclusions:

*	That the fee schedule currently in effect for the funds represents reasonable compensation in light of the nature and quality of the services being provided to the funds, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and
*	That such fee schedule represents an appropriate sharing between fund shareholders and
Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for each fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Model fee schedules and categories; total expenses

The Trustees’ review of the management fees and total expenses of the Putnam funds focused on three major themes:

*	Consistency. The Trustees, working in cooperation with Putnam Management, have developed and implemented a series of model fee schedules for the Putnam funds designed to ensure that each fund’s management fee is consistent with the fees for similar funds in the
Putnam family of funds and compares favorably with fees paid by competitive funds spon-
sored by other investment advisors. Under this approach, each Putnam fund is assigned to one of several fee categories based on a combination of factors, including competitive fees and perceived difficulty of management, and a common fee schedule is implemented for all funds in a given fee category. The Trustees reviewed the model fee schedule then in effect for your fund, including fee levels and breakpoints, and the assignment of the fund to a particular fee category under this structure. (“Breakpoints” refer to reductions in fee rates that apply to additional assets once specified asset levels are reached.) The Trustees concluded that no changes should be made in the funds’ current fee schedule at this time.
*	Competitiveness. The Trustees also reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees) as of December 31, 2004 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds):

Effective
	Management Fee	Total Expenses
	(percentile)	(percentile)

Putnam Asset Allocation Funds: Conservative Portfolio	4th	26th
Putnam Asset Allocation Funds: Balanced Portfolio	4th	9th
Putnam Asset Allocation Funds: Growth Portfolio	8th	17th

(Because each fund’s custom peer group is smaller than each fund’s broad Lipper peer group, this expense comparison may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints. They noted that such expense ratio increases were currently being controlled by expense limitations implemented in January 2004 and which Putnam Management, in consultation with the Contract Committee, has committed to maintain at least through 2006. The Trustees expressed their intention to monitor this information closely to ensure that fees and expenses of the Putnam funds continue to meet evolving competitive standards.

*	Economies of scale. The Trustees concluded that the fee schedule currently in effect for your fund represents an appropriate sharing of economies of scale at current asset levels. The funds currently have the benefit of breakpoints in their management fee that provide share-
holders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as a fund grows in size and crosses specified asset thresholds. The Trustees examined the existing breakpoint structure of the
Putnam funds’ management fees in light of competitive industry practices. The Trustees considered various possible modifications to the Putnam funds’ current breakpoint structure, but ultimately concluded that the current breakpoint structure continues to serve the inter-
ests of fund shareholders. Accordingly, the Trustees continue to believe that the fee schedules currently in effect for the funds represent an appropriate sharing of economies of scale at current asset levels. The Trustees noted that significant redemptions in many Putnam funds, together with significant changes in the cost structure of Putnam Management, have altered the economics of Putnam Management’s business in significant ways. In view of these changes, the Trustees intend to consider whether a greater sharing of the economies of scale by fund shareholders would be appropriate if and when aggregate assets in the Putnam funds begin to experience meaningful growth.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the funds’ investment process and performance by the work of the Investment Oversight Committees of the Trustees, which meet on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognize that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing the fund’s performance with various benchmarks and with the performance of competitive funds. The Trustees noted the satisfactory investment performance of many Putnam funds. They also noted the disappointing investment performance of certain funds in recent years and continued to discuss with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line to address areas of underperformance. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional remedial changes are warranted.

In the case of your fund, the Trustees considered that each fund’s class A share cumulative total return performance at net asset value was in the following percentiles of its then-current Lipper Inc. peer group (Lipper Global Flexible Portfolio Funds) for the one-, three- and five-year periods ended December 31, 2004 (the first percentile being the best-performing funds and the 100th percentile being the worst-performing funds):

	One-year	Three-year	Five-year
	period	period	period

Putnam Asset Allocation Funds:
Conservative Portfolio	95th	83rd	34th
Putnam Asset Allocation Funds:
Balanced Portfolio	80th	91st	65th
Putnam Asset Allocation Funds:
Growth Portfolio	65th	64th	83rd

(Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. Over the one-, three-, and five-year periods ended December 31, 2004, there were 92, 72, and 61 funds, respectively, in this Lipper peer group.* Past performance is no guarantee of future performance.) The Trustees noted the disappointing performance for each fund for at least one period ended December 31, 2004. In this regard, the Trustees considered that, despite differences in the funds’ strategies, each fund’s performance was measured against the same peer group, Lipper Global Flexible Portfolio Funds, which includes funds that invest primarily in stocks as well as funds that focus on bonds. After the close of the period, Lipper reassigned the funds to a new peer group (see page 6).

* The percentile rankings for the Conservative Portfolio’s class A share annualized total return performance in the Lipper Global Flexible Portfolio Funds category for the one-, five-, and ten-year periods ended March 31, 2006, were 92%, 87%, and 86%, respectively; for the Balanced Portfolio: 60%, 83%, and 65%; for the Growth Portfolio: 29%, 61%, and 42%. Over the one, five-, and ten-year periods ended March 31, 2006, the Conservative Portfolio ranked 87th out of 94, 60th out of 68, and 29th out of 33 funds, respectively; the Balanced Portfolio: 57th out of 94, 57th out of 68, and 22nd out of 33 funds; the Growth Portfolio: 27th out of 94, 42nd out of 68, and 14th out of 33 funds. Note that this more recent information was not available when the Trustees approved the continuance of your fund’s management contract.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees believe that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees believe that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of terminating a management contract and engaging a new investment advisor for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include principally benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage is earmarked to pay for research services that may be utilized by a fund’s investment advisor, subject to the obligation to seek best execution. The Trustees believe that soft-dollar credits and other potential benefits associated with the allocation of fund brokerage, which pertains mainly to funds investing in equity securities, represent assets of the funds that should be used for the benefit of fund shareholders. This area has been marked by significant change in recent years. In July 2003, acting upon the Contract Committee’s recommendation, the Trustees directed that allocations of brokerage to reward firms that sell fund shares be discontinued no later than December 31, 2003. In addition, commencing in 2004, the allocation of brokerage commissions by Putnam Management to acquire research services from third-party service providers has been significantly reduced, and continues at a modest level only to acquire research that is customarily not available for cash. The Trustees will continue to monitor the allocation of the funds’ brokerage to ensure that the principle of “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of the funds’ management contract also included the review of their distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the custodian agreement and investor servicing agreement with Putnam Fiduciary Trust Company, all of which provide benefits to affiliates of Putnam Management.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparison of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and the mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across all asset sectors are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but have not relied on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, are available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the Public Reference Room.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period.

The funds’ portfolios 3/31/06 (Unaudited)

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Banking		7.1%		5.2%		2.8%

ABN AMRO Holding NV
(Netherlands)	13,304	$398,261	—	$—	— $	—
Allied Irish Banks PLC
(Ireland)	60,119	1,433,057	60,790	1,449,051	15,730	374,956
Alpha Bank AE (Greece)	3,480	128,345	—	—	—	—
AMMB Holdings Berhad
(Malaysia)	803,500	617,872	—	—	—	—
Anchor BanCorp Wisconsin, Inc.	13,800	418,278	14,500	439,495	—	—
Anglo Irish Bank Corp. PLC
(Ireland)	18,270	300,651	—	—	—	—
Australia & New Zealand
Banking Group, Ltd. (Australia)	79,768	1,505,025	80,403	1,517,006	20,923	394,765
Banco Bradesco SA
(Preference) (Brazil)	70,400	2,514,958	—	—	—	—
Bank Hapoalim, Ltd. (Israel)	253,975	1,178,178	—	—	—	—
Bank of America Corp. #	164,427	7,488,006	183,293	8,347,163	60,014	2,733,038
Bank of Fukuoka, Ltd.
(The) (Japan)	185,000	1,554,459	188,000	1,579,666	48,000	403,319
Bank of Ireland (Ireland)	22,663	419,560	25,450	471,156	6,050	112,004
Bank Rakyat Indonesia
(Indonesia)	1,839,000	790,703	—	—	—	—
Barclays PLC (United Kingdom)	443,509	5,180,412	435,508	5,086,956	114,027	1,331,894
Bayerische Hypo-Und
Vereinsbank AG (Germany) †	18,900	623,409	18,600	613,514	5,100	168,221
BNP Paribas SA (France)	66,088	6,129,431	56,408	5,231,645	14,658	1,359,478
Chiba Bank, Ltd. (The) (Japan)	150,000	1,331,622	152,000	1,349,377	40,000	355,099
City Holding Co.	20,700	761,553	22,400	824,096	—	—
Colonial Bancgroup, Inc.	45,770	1,144,250	49,730	1,243,250	9,500	237,500
Comerica, Inc.	35,390	2,051,558	38,900	2,255,033	13,100	759,407
Commerzbank AG (Germany)	46,988	1,867,134	46,305	1,839,994	11,900	472,863
Corus Bankshares, Inc.	39,700	2,359,768	43,700	2,597,528	11,100	659,784
Daegu Bank (South Korea)	115,970	2,159,363	—	—	—	—
DBS Group Holdings, Ltd.
(Singapore)	329,000	3,315,042	325,000	3,274,738	84,000	846,394
Depfa Bank PLC (Ireland)	70,976	1,262,450	68,263	1,214,194	18,067	321,358
DnB Holdings ASA (Norway)	35,035	471,288	—	—	—	—
First Bancorp Puerto Rico
(Puerto Rico)	74,600	922,056	81,600	1,008,576	26,500	327,540
First Financial
Bankshares, Inc.	10,500	402,150	11,300	432,790	—	—
FirstFed Financial Corp. †
(SG) (SB) (SC)	31,020	1,855,306	33,900	2,027,559	6,100	364,841
Flagstar Bancorp, Inc.	14,294	215,839	15,827	238,988	5,228	78,943
Hanmi Financial Corp.	45,100	814,506	50,200	906,612	16,500	297,990
HBOS PLC (United Kingdom)	237,666	3,961,090	234,690	3,911,490	60,499	1,008,314
Independent Bank Corp.	20,400	580,380	22,700	645,815	7,400	210,530
Julius Baer Holding, Ltd.
Class B (Switzerland)	2,653	239,410	—	—	—	—
KBC Groupe SA (Belgium)	41,132	4,409,597	35,556	3,811,817	9,240	990,583
KeyCorp	40,780	1,500,704	45,400	1,670,720	14,900	548,320
Kookmin Bank (South Korea)	27,115	2,328,046	—	—	—	—
Krung Thai Bank Public Co.,
Ltd. (Thailand)	5,788,878	1,624,103	—	—	—	—
Mitsui Trust Holdings, Inc. (Japan)	19,000	277,231	—	—	—	—
Mizuho Financial Group, Inc.
(Japan)	483	3,944,579	352	2,874,725	94	767,682
Nara Bancorp, Inc.	82,240	1,443,312	90,600	1,590,030	13,000	228,150
Nordea AB (Sweden)	323,526	3,996,583	318,000	3,928,319	83,050	1,025,934

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Banking continued

OTP Bank Rt (Hungary)	49,226	$1,706,851	—	$—	—	$—
PFF Bancorp, Inc.	18,500	623,635	19,700	664,087	—	—
R&G Financial Corp. Class B
(Puerto Rico)	19,800	250,668	21,430	271,304	—	—
Republic Bancorp, Inc.	44,930	540,957	47,370	570,335	—	—
Republic Bancorp, Inc. Class A	8,516	173,035	9,219	187,330	—	—
Societe Generale (France)	21,234	3,188,519	19,667	2,953,216	5,070	761,316
Southwest Bancorp, Inc.	15,700	349,168	16,600	369,184	—	—
Standard Bank
Investment Corp., Ltd.
(South Africa)	151,895	2,091,192	—	—	—	—
Sumitomo Mitsui Financial
Group, Inc. (Japan)	135	1,487,695	133	1,465,655	35	385,699
Taylor Capital Group, Inc.	11,860	464,793	12,780	500,848	—	—
Turkiye Is Bankasi Class C
(Turkey)	89,787	748,503	—	—	—	—
U.S. Bancorp	76,187	2,323,704	85,854	2,618,547	27,800	847,900
Unibanco-Uniao de Bancos
Brasileiros SA GDR (Brazil)	11,054	817,001	—	—	—	—
UniCredito Italiano SpA (Italy)	65,268	472,661	—	—	—	—
UnionBanCal Corp.	66,100	4,637,576	74,185	5,204,820	24,500	1,718,920
W Holding Co., Inc.
(Puerto Rico)	148,700	1,170,269	165,400	1,301,698	54,300	427,341
Wachovia Corp.	89,413	5,011,599	98,515	5,521,766	32,596	1,827,006
Wells Fargo & Co.	102,480	6,545,398	110,726	7,072,070	35,900	2,292,933
West Coast Bancorp	12,100	338,195	13,200	368,940	—	—
Westpac Banking Corp.
(Australia)	212,897	3,607,689	209,057	3,542,618	54,328	920,626
Zions Bancorp.	18,700	1,547,051	20,700	1,712,511	6,800	562,564
		————————————		————————————		————————————
		114,015,684		96,706,232		26,123,212

Basic Materials		5.3%		3.6%		1.9%

Albany International Corp.	12,040	458,604	12,700	483,743	4,600	175,214
Aluminum Corp. of China, Ltd.
(China)	1,270,000	1,330,602	—	—	—	—
Antofagasta PLC
(United Kingdom)	24,626	912,689	—	—	—	—
Arcelor (Luxembourg)	137,962	5,430,364	135,472	5,332,354	35,206	1,385,754
BASF AG (Germany)	22,361	1,750,034	22,588	1,767,800	5,800	453,924
BlueScope Steel, Ltd.
(Australia)	25,257	128,869	28,355	144,676	6,743	34,405
Brady Corp. Class A	28,800	1,078,848	32,200	1,206,212	10,500	393,330
Carpenter Technology Corp.	22,800	2,155,056	24,600	2,325,192	3,800	359,176
CF Industries Holdings, Inc.	91,700	1,557,983	102,000	1,732,980	33,500	569,165
China Oriental Group Co., Ltd.
(Hong Kong) †	52,000	11,228	—	—	—	—
China Steel Corp. (Taiwan)	1,433,000	1,342,941	—	—	—	—
Clariant AG (Switzerland) †	86,246	1,333,463	85,166	1,316,765	21,954	339,434
Commercial Metals Co.	29,300	1,567,257	31,800	1,700,982	10,300	550,947
Companhia Vale do Rio Doce
(CVRD) ADR (Brazil)	27,814	1,349,813	—	—	—	—
Companhia Vale do Rio Doce
(CVRD) (Preference A)
ADR (Brazil)	28,600	1,236,378	—	—	—	—
CRH PLC (Ireland)	28,539	994,527	—	—	—	—
Dow Chemical Co. (The)	55,400	2,249,240	60,700	2,464,420	19,700	799,820
Empresas ICA SA de CV
(Mexico) †	352,955	1,085,392	—	—	—	—
Fletcher Building, Ltd.
(New Zealand)	363,132	1,974,405	358,582	1,949,666	92,436	502,589

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Basic Materials continued

Gold Fields, Ltd.
(South Africa)	10,344	$225,689	—	$—	—	$—
Gold Fields, Ltd. ADR
(South Africa) (SG)	72,700	1,597,946	—	—	—	—
Gold Fields, Ltd. 144A
(South Africa)	12,690	276,875	—	—	—	—
Grief, Inc. Class A	10,200	697,884	10,800	738,936	—	—
Grupo Mexico SA (Mexico)	373,728	1,056,960	—	—	—	—
H.B. Fuller Co.	50,400	2,587,536	55,700	2,859,638	13,800	708,492
Imperial Chemical Industries
PLC (United Kingdom)	54,529	327,211	57,376	344,295	14,163	84,988
Israel Chemicals, Ltd.
(Israel)	383,797	1,370,057	—	—	—	—
Italcementi SpA (Italy)	21,250	508,336	25,250	604,023	6,000	143,530
Italian-Thai Development PLC
NVDR (Non Voting Depository
Receipt) (Thailand)	6,412,500	1,146,562	—	—	—	—
Jaiprakash Associates, Ltd.
(India)	60,559	637,307	—	—	—	—
James Hardie Industries NV
(Netherlands)	55,849	377,328	62,700	423,615	14,911	100,742
JFE Holdings, Inc. (Japan)	17,800	716,943	18,700	753,193	4,900	197,361
Kobe Steel, Ltd. (Japan)	816,000	3,093,197	801,000	3,036,337	213,000	807,415
Koninklijke DSM NV
(Netherlands)	23,488	1,070,884	23,131	1,054,607	6,146	280,213
Korea Zinc Co., Ltd.
(South Korea)	12,590	987,844	—	—	—	—
LG Engineering & Construction,
Ltd. (South Korea)	24,580	1,460,867	—	—	—	—
Linde AG (Germany)	7,666	664,337	7,700	667,284	2,000	173,320
Longview Fibre Co.	11,100	286,824	12,100	312,664	4,000	103,360
Louisiana-Pacific Corp. (SB)	46,500	1,264,800	51,239	1,393,701	11,854	322,429
Lyondell Chemical Co.	33,000	656,700	36,100	718,390	11,700	232,830
MeadWestvaco Corp.	33,700	920,347	37,000	1,010,470	12,400	338,644
Monsanto Co.	20,700	1,754,325	23,000	1,949,250	7,600	644,100
Neenah Paper, Inc.	1	33	—	—	—	—
NOK Corp. (Japan)	18,000	483,830	19,000	510,710	5,000	134,397
NS Group, Inc. †	47,100	2,168,013	52,000	2,393,560	12,000	552,360
Nucor Corp. (SG)	33,600	3,520,944	37,000	3,877,230	12,400	1,299,396
Phelps Dodge Corp.	40,800	3,285,624	44,000	3,543,320	14,300	1,151,579
Pioneer Cos., Inc. †	18,640	568,520	20,000	610,000	1,300	39,650
POSCO (South Korea)	8,004	2,049,770	—	—	—	—
POSCO ADR (South Korea)	10,100	644,380	—	—	—	—
PPG Industries, Inc.	34,340	2,175,439	37,750	2,391,463	12,700	804,545
Quanex Corp.	11,500	766,245	13,100	872,853	4,400	293,172
Rautaruukki OYJ (Finland)	38,800	1,430,975	39,550	1,458,636	10,000	368,808
Rayonier, Inc. (R)	38,525	1,756,355	44,550	2,031,035	14,500	661,055
Rinker Group, Ltd. (Australia)	106,958	1,501,450	108,153	1,518,225	27,986	392,861
Rio Tinto, Ltd. (Australia)	6,337	355,255	—	—	—	—
Shin-Etsu Chemical Co. (Japan)	41,100	2,226,935	41,600	2,254,026	10,800	585,180
Silgan Holdings, Inc.	38,400	1,542,528	41,000	1,646,970	—	—
Silver Wheaton Corp.
(Canada) † (SG) (SB)	63,800	680,746	67,500	720,225	—	—
Southern Copper Corp.
(SG) (SB) (SC)	20,643	1,743,921	22,900	1,934,592	7,500	633,600
Steel Dynamics, Inc.	6,600	374,418	7,200	408,456	—	—
Sterling Chemicals, Inc. †	125	1,281	—	—	34	349
Sun Hydraulics Corp.	29,300	626,434	32,200	688,436	10,900	233,042
Sungshin Cement Co., Ltd.
(South Korea)	8,890	163,996	—	—	—	—

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Basic Materials continued

Teck Cominco, Ltd. Class B (Canada)	6,700	$431,654	—	$—	—	$—
Toray Industries, Inc. (Japan)	27,000	220,721	—	—	—	—
UAP Holding Corp.	38,100	819,150	42,400	911,600	13,900	298,850
Usinas Siderurgicas de Minas
Gerais (Usiminas)
(Preference) (Brazi l)	50,017	1,849,963	—	—	—	—
Voest-Alpine AG (Austria)	17,327	2,420,696	17,110	2,390,380	4,411	616,246
WHX Corp. †	14,371	145,866	—	—	5,946	60,352
		————————————		————————————		————————————
		85,589,594		66,452,910		17,826,624

Capital Goods		6.1%		5.1%		2.4%

ABB, Ltd. (Switzerland) †	43,797	551,443	52,170	656,867	12,407	156,215
Actividades de Construccion y
Servicios SA (Spain)	53,450	2,073,464	54,045	2,096,546	13,985	542,515
Alstrom (France) †	3,155	264,174	—	—	—	—
American Science &
Engineering, Inc. † (SG) (SB)	11,100	1,036,740	11,900	1,111,460	—	—
Andritz AG (Austria)	12,622	1,835,616	12,464	1,812,638	3,213	467,266
Applied Industrial
Technologies, Inc.	48,160	2,147,936	51,950	2,316,970	6,400	285,440
Autogrill SpA (Italy)	84,431	1,250,457	85,372	1,264,393	22,100	327,310
Autoliv, Inc. (Sweden)	23,700	1,340,946	26,100	1,476,738	8,700	492,246
BAE Systems PLC
(United Kingdom)	160,160	1,168,698	136,048	992,751	35,807	261,286
Balfour Beatty PLC
(United Kingdom)	38,586	248,941	43,319	279,477	10,302	66,464
Barloworld, Ltd.
(South Africa)	125,549	2,706,860	—	—	—	—
Bharat Heavy Electricals, Ltd.
(India)	16,172	809,261	—	—	—	—
Blount International, Inc. †	15,400	248,094	16,900	272,259	—	—
Boeing Co. (The)	58,750	4,578,388	64,900	5,057,657	21,400	1,667,702
Bouygues SA (France)	23,401	1,241,622	23,047	1,222,839	6,123	324,877
CAE, Inc. (Canada)	17,500	137,743	—	—	—	—
Canon, Inc. (Japan)	46,100	3,038,402	42,400	2,794,539	11,000	724,998
Chiyoda Corp. (Japan)	7,000	162,717	—	—	—	—
Clean Harbors, Inc. †	34,800	1,032,516	37,600	1,115,592	6,000	178,020
Cookson Group PLC
(United Kingdom) †	294,948	2,644,601	291,253	2,611,471	75,080	673,192
Cummins, Inc.	35,030	3,681,653	38,590	4,055,809	12,800	1,345,280
Daito Trust Construction Co.,
Ltd. (Japan)	29,900	1,556,609	11,400	593,490	3,000	156,182
DRS Technologies, Inc.	10,300	565,161	11,000	603,570	—	—
Eagle Materials, Inc.
(SG) (SB)	27,900	1,778,904	29,700	1,893,672	—	—
Eaton Corp.	24,800	1,809,656	28,100	2,050,457	9,100	664,027
Emerson Electric Co.	33,790	2,825,858	38,000	3,177,940	12,400	1,037,012
EnPro Industries, Inc. †	43,490	1,491,707	49,300	1,690,990	16,000	548,800
European Aeronautic Defense
and Space Co. (Netherlands)	38,538	1,621,359	22,761	957,594	6,219	261,644
Fanuc, Ltd. (Japan)	2,700	259,256	—	—	—	—
Flowserve Corp. †	11,800	688,412	12,400	723,416	—	—
Franklin Electric Co., Inc.	10,400	568,360	11,400	623,010	—	—
Freightcar America, Inc.	12,600	801,360	13,400	852,240	—	—
Fujikura, Ltd. (Japan)	37,000	418,379	41,000	463,609	10,000	113,075
Global Imaging
Systems, Inc. † (SB)	10,500	398,790	11,500	436,770	—	—
Heico Corp. (SG)	14,700	465,843	15,900	503,871	—	—
Herman Miller, Inc.	43,800	1,419,558	47,600	1,542,716	15,600	505,596
Hyundai Mobis (South Korea)	13,220	1,169,916	—	—	—	—

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Capital Goods continued

IMI PLC (United Kingdom)	83,086	$ 815,584	86,832	$ 852,355	22,854	$ 224,338
Innovative Solutions &
Support, Inc. †	—	—	50	650	—	—
Kaman Corp.	50,900	1,280,644	56,200	1,413,992	13,800	347,208
Leighton Holdings, Ltd.
(Australia)	66,671	842,598	69,677	880,588	18,339	231,771
Lockheed Martin Corp.	56,600	4,252,358	61,900	4,650,547	20,100	1,510,113
LS Cable, Ltd. (South Korea)	17,980	666,407	—	—	—	—
LSI Industries, Inc.	50,350	857,964	55,331	942,840	13,200	224,928
Makita Corp. (Japan)	7,500	230,831	—	—	—	—
MAN AG (Germany)	14,257	990,206	14,500	1,007,083	3,800	263,925
Moog, Inc. †	26,900	954,681	28,850	1,023,887	—	—
Mueller Industries, Inc.	59,330	2,117,488	65,200	2,326,988	16,800	599,592
NACCO Industries, Inc. Class A	2,150	331,014	2,280	351,029	—	—
Nordson Corp.	30,500	1,520,730	34,500	1,720,170	11,100	553,446
Oce NV (Netherlands)	43,030	779,433	44,969	814,555	11,836	214,394
PACCAR, Inc.	27,900	1,966,392	30,700	2,163,736	10,100	711,848
Perini Corp. †	35,500	1,078,135	38,100	1,157,097	—	—
Precision Castparts Corp.	26,200	1,556,280	28,700	1,704,780	9,300	552,420
Qinetiq PLC (United Kingdom) †	29,174	98,790	—	—	—	—
Rieter Holding AG
(Switzerland)	3,912	1,557,015	3,957	1,574,925	1,024	407,562
Rockwell Automation, Inc.	19,608	1,410,011	21,595	1,552,896	7,117	511,783
Rofin-Sinar
Technologies, Inc. †	11,800	638,734	12,600	682,038	—	—
Schindler Holding AG
(Switzerland)	13,350	710,161	13,070	695,266	3,570	189,908
Schneider Electric SA (France)	4,600	495,931	—	—	—	—
Siemens AG (Germany)	4,160	387,235	—	—	24	2,234
Skanska AB Class B (Sweden)	83,200	1,361,484	84,000	1,374,575	21,800	356,735
SMC Corp. (Japan)	1,800	279,962	—	—	—	—
Smith (A.O.) Corp.	20,700	1,092,960	22,700	1,198,560	7,400	390,720
Standard Register Co. (The)	11,600	179,800	12,200	189,100	—	—
Teledyne Technologies, Inc. †	22,600	804,560	24,100	857,960	—	—
Terex Corp. †	51,140	4,052,334	55,517	4,399,167	15,000	1,188,600
Thomas & Betts Corp. †	32,300	1,659,574	35,700	1,834,266	11,700	601,146
ThyssenKrupp AG (Germany)	1	29	—	—	—	—
Timken Co.	17,800	574,406	19,800	638,946	6,500	209,755
Tomkins PLC (United Kingdom)	141,392	824,539	147,767	861,716	38,892	226,802
United Industrial Corp.	51,860	3,159,830	60,100	3,661,893	9,400	572,742
URS Corp. †	12,700	511,175	13,400	539,350	—	—
USEC, Inc.	89,800	1,082,090	100,900	1,215,845	33,200	400,060
Valmont Industries, Inc.	18,100	760,924	20,100	845,004	6,600	277,464
Vinci SA (France)	21,973	2,162,879	21,500	2,116,320	5,606	551,818
Vinci SA (Rights) (France) †	21,973	47,060	21,500	46,047	5,606	12,006
Wabtec Corp.	20,200	658,520	21,900	713,940	—	—
Wartsila OYJ Class B (Finland)	23,500	870,111	24,600	910,840	6,500	240,669
Waste Connections, Inc. †	11,900	473,739	13,000	517,530	—	—
WESCO International, Inc. †	16,500	1,122,165	17,700	1,203,777	—	—
Wolseley PLC (United Kingdom)	9,087	222,841	—	—	—	—
Woodward Governor Co.	16,800	558,600	18,000	598,500	—	—
		————————————		————————————		————————————
		98,037,604		94,490,109		22,373,134

Communication Services		3.1%		2.2%		1.2%

America Movil SA de CV ADR
Ser. L (Mexico)	29,990	1,027,457	—	—	—	—
AT&T, Inc.	139,321	3,767,240	157,532	4,259,665	52,037	1,407,080
Axtel SA de CV (Mexico) †	479,834	1,160,978	—	—	—	—
Axtel SA de CV 144A (Mexico) †	196,500	475,440	—	—	—	—
Belgacom SA (Belgium)	17,083	545,493	16,733	534,316	4,571	145,961

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Communication Services continued

BellSouth Corp.	68,610	$ 2,377,337	77,664	$ 2,691,058	25,200	$ 873,180
Bezeq Israeli
Telecommunication Corp.,
Ltd. (Israel)	457,363	598,286	—	—	—	—
Brightpoint, Inc. †	31,025	963,637	33,150	1,029,639	—	—
CenturyTel, Inc.	36,300	1,420,056	40,900	1,600,008	13,400	524,208
China Mobile, Ltd.
(Hong Kong)	224,500	1,173,228	—	—	—	—
China Netcom Group Corp. Ltd.
(Hong Kong)	693,000	1,224,695	—	—	—	—
Commonwealth Telephone
Enterprises, Inc.	30,200	1,040,390	32,600	1,123,070	5,500	189,475
Comstar United Telesystems
144A GDR (Russia) † (SG)	163,719	1,195,149	—	—	—	—
Deutsche Telekom AG (Germany)	10,900	183,591	11,600	195,381	3,100	52,214
Deutsche Telekom AG ADR
(Germany) (SG) (SB)	50,266	845,474	50,432	848,266	13,464	226,464
Dobson Communications Corp. †	103,100	826,862	111,500	894,230	36,194	290,276
Earthlink, Inc. †	83,796	800,252	87,585	836,437	—	—
Eircom Group PLC (Ireland)	125,867	324,397	141,308	364,193	33,605	86,610
Far EasTone Telecommunications
Co., Ltd. (Taiwan)	928,000	1,096,383	—	—	—	—
France Telecom SA (France)	39,893	895,901	39,074	877,508	10,342	232,257
Golden Telecom, Inc.
(Russia) (SG) (SB)	23,200	697,160	25,800	775,290	8,500	255,425
iPCS, Inc. †	145	6,815	—	—	74	3,478
Koninklijke (Royal) KPN NV
(Netherlands)	159,581	1,795,765	132,306	1,488,839	33,984	382,422
Liberty Global, Inc.
Class A † (SG) (SB)	46,900	960,043	52,200	1,068,534	17,100	350,037
Maroc Telecom (Morocco)	16,872	244,981	—	—	—	—
Mobile Telesystems ADR
(Russia)	65,850	2,179,635	—	—	—	—
Mobistar SA (Belgium)	7,206	522,284	7,280	527,647	1,916	138,870
Nippon Telegraph & Telephone
(NTT) Corp. (Japan)	138	592,738	144	618,510	38	163,218
NTT DoCoMo, Inc. (Japan)	576	848,823	564	831,139	154	226,942
Premiere Global
Services, Inc. †	187,110	1,506,236	203,400	1,637,370	41,100	330,855
Shenandoah Telecom Co.	6,300	283,437	6,800	305,932	—	—
Sprint Nextel Corp. (SC)	135,480	3,500,803	152,920	3,951,453	49,500	1,279,080
Swisscom AG (Switzerland)	—	—	—	—	2	647
Syniverse Holdings, Inc. †	29,100	459,780	31,300	494,540	—	—
Talk America Holdings, Inc. †	53,900	459,767	58,200	496,446	—	—
Telecom Italia SpA (Italy)	166	484	—	—	—	—
Telefonica SA (Spain)	64,549	1,011,451	63,572	996,141	16,889	264,642
Telekom Austria AG (Austria)	13,180	310,185	14,797	348,240	3,519	82,818
Ubiquitel, Inc. †	72,400	731,240	79,500	802,950	26,700	269,670
Verizon Communications, Inc.	168,076	5,724,669	189,653	6,459,581	62,500	2,128,750
Vodafone Group PLC
(United Kingdom)	2,413,844	5,044,527	2,370,297	4,953,521	615,589	1,286,477
ZTE Corp. Class H (China)	247,600	996,936	—	—	—	—
		————————————		————————————		————————————
		49,820,005		41,009,904		11,191,056

Communications Equipment		0.9%		0.8%		0.4%

CommScope, Inc. † (SG) (SB)	20,300	579,565	21,400	610,970	—	—
Comtech Telecommunications
Corp. †	19,000	554,230	20,700	603,819	7,000	204,190
Corning, Inc. †	53,200	1,431,612	58,400	1,571,544	19,000	511,290

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Communications Equipment continued

F5 Networks, Inc. †	9,300	$ 674,157	9,900	$ 717,651	—	$—
Harris Corp.	15,800	747,182	16,900	799,201	—	—
Nice Systems, Ltd. ADR
(Israel) †	6,900	351,624	7,400	377,104	—	—
Nokia OYJ (Finland)	237,260	4,903,405	232,914	4,813,587	60,512	1,250,589
Qualcomm, Inc.	70,370	3,561,426	79,000	3,998,190	26,100	1,320,921
Telefonaktiebolaget LM
Ericsson AB Class B (Sweden)	387,078	1,470,514	255,027	968,851	69,939	265,699
		————————————		————————————		————————————
		14,273,715		14,460,917		3,552,689

Components		—%		—%		—%

Coherent, Inc. †	10,300	361,633	11,100	389,721	—	—

Computers		3.0%		2.6%		1.4%

Agilysys, Inc.	80,750	1,216,095	87,000	1,310,220	15,543	234,078
Anixter International, Inc.	11,900	568,582	12,700	606,806	—	—
Apple Computer, Inc. †	82,500	5,174,400	91,800	5,757,696	30,200	1,894,144
Blackbaud, Inc.	36,800	779,792	39,600	839,124	—	—
Brocade Communications
Systems, Inc. †	346,600	2,315,288	381,200	2,546,416	74,600	498,328
Bull SA (France) †	16,314	196,412	—	—	—	—
Cisco Systems, Inc. † #	340,490	7,378,418	384,276	8,327,261	125,400	2,717,418
Dell, Inc. †	41,500	1,235,040	45,100	1,342,176	14,600	434,496
Emulex Corp. †	80,100	1,368,909	87,400	1,493,666	12,000	205,080
Fujitsu, Ltd. (Japan)	102,000	859,051	99,000	833,785	27,000	227,396
Hewlett-Packard Co.	174,200	5,731,180	191,100	6,287,190	62,200	2,046,380
IBM Corp.	83,740	6,906,038	91,800	7,570,746	29,900	2,465,853
Intergraph Corp. †	80,300	3,345,298	88,500	3,686,910	21,100	879,026
Intervideo, Inc. †	31,800	345,348	34,400	373,584	—	—
j2 Global Communications,
Inc. † (SG)
(SB) (SC)	48,600	2,284,200	53,200	2,500,400	13,600	639,200
Lite-On Technology Corp.
(Taiwan)	1,088,840	1,508,024	—	—	—	—
Mitsubishi Electric Corp.
(Japan)	117,000	991,219	119,000	1,008,163	31,000	262,631
NET One Systems Co., Ltd.
(Japan)	316	648,456	310	636,144	85	174,427
Palm, Inc. † (SG) (SB)	22,200	514,152	23,800	551,208	—	—
PAR Technology Corp. †	21,150	375,201	23,550	417,777	7,884	139,862
Playtech, Ltd. (Isle of Man) †	18,578	87,960	—	—	—	—
RadiSys Corp. †	35,320	701,102	39,200	778,120	13,000	258,050
Totvs SA 144A (Brazil) †	32,700	542,563	—	—	—	—
Western Digital Corp. †	37,945	737,271	40,250	782,058	—	—
Wincor Nixdorf AG (Germany)	1,634	205,049	—	—	—	—
Wistron Corp. (Taiwan) †	686,000	821,188	—	—	—	—
Xyratex, Ltd. (Bermuda) †	21,300	670,950	22,500	708,750	—	—
		————————————		————————————		————————————
		47,507,186		48,358,200		13,076,369

Conglomerates		1.4%		1.2%		0.7%

3M Co.	45,920	3,475,685	51,610	3,906,361	16,700	1,264,023
AMETEK, Inc.	8,700	391,152	9,500	427,120	—	—
Ansell, Ltd. (Australia)	111,199	916,961	108,919	898,160	29,757	245,380
General Electric Co. #	108,780	3,783,368	121,078	4,211,093	39,700	1,380,766
Itochu Corp. (Japan)	292,000	2,503,541	289,000	2,477,820	75,000	643,033
Marubeni Corp. (Japan)	165,000	861,887	166,000	867,110	44,000	229,837
Mitsui & Co., Ltd. (Japan)	258,000	3,723,828	255,000	3,680,528	66,000	952,607
PRA International †	27,666	685,840	29,900	741,221	—	—
Samsung Corp. (South Korea)	27,450	704,525	—	—	—	—

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Conglomerates continued

Swire Pacific, Ltd.
(Hong Kong)	265,500	$ 2,597,469	261,000	$ 2,553,444	67,500	$ 660,373
Vivendi Universal SA (France)	74,204	2,544,559	72,865	2,498,643	18,936	649,342
Walter Industries, Inc.	8,900	592,918	9,400	626,228	—	—
		————————————		————————————		————————————
		22,781,733		22,887,728		6,025,361

Consumer Cyclicals		9.8%		8.2%		4.0%

Adidas-Salomon AG (Germany)	3,287	649,608	2,800	553,362	700	138,341
Administaff, Inc.	15,100	820,836	16,100	875,196	—	—
Aegis Group PLC
(United Kingdom)	352,285	835,499	345,060	818,363	94,272	223,581
Aftermarket Technology Corp. †	32,100	725,781	35,700	807,177	11,700	264,537
Aisin Seiki Co., Ltd. (Japan)	36,700	1,425,376	37,100	1,440,911	9,600	372,850
American Eagle
Outfitters, Inc.	95,760	2,859,394	108,340	3,235,032	35,300	1,054,058
Americo, Inc. †	6,800	672,996	7,200	712,584	—	—
Ameristar Casinos, Inc.	65,120	1,679,445	70,086	1,807,518	12,600	324,954
Antena 3 de Television SA
(Spain)	—	—	—	—	156	4,019
aQuantive, Inc. † (SG)	22,000	517,880	23,800	560,252	—	—
Assa Abloy AB Class B (Sweden)	600	11,128	—	—	200	3,709
Autobacs Seven Co., Ltd.
(Japan)	11,600	577,357	12,500	622,152	3,300	164,248
Barnes & Noble, Inc.	51,000	2,358,750	55,700	2,576,125	18,500	855,625
Bayerische Motoren Werke (BMW)
AG (Germany)	3,850	211,962	—	—	—	—
Berkeley Group Holdings PLC
(United Kingdom) †	113,385	2,330,227	101,933	2,094,871	26,361	541,757
BJ’s Wholesale Club, Inc. †	18,000	567,180	19,000	598,690	—	—
Black & Decker
Manufacturing Co.	23,200	2,015,848	25,100	2,180,939	8,100	703,809
Bluegreen Corp. †	48,000	634,560	54,300	717,846	17,700	233,994
Bon-Ton Stores, Inc. (The)	25,800	834,630	28,400	918,740	9,545	308,781
British Sky Broadcasting PLC
(United Kingdom)	114,807	1,075,193	113,069	1,058,916	30,039	281,322
Buckle, Inc. (The)	23,050	943,898	25,000	1,023,750	—	—
Building Material
Holding Corp. (SC)	33,400	1,190,376	36,200	1,290,168	11,800	420,552
Burberry Group PLC
(United Kingdom)	23,166	186,219	23,929	192,353	6,357	51,101
Casey’s General Stores, Inc.	78,660	1,798,954	87,600	2,003,412	28,700	656,369
Catalina Marketing Corp.	17,100	395,010	18,500	427,350	—	—
Cato Corp. (The) Class A	24,950	595,307	26,300	627,518	—	—
CBS Corp. Class B	60,300	1,445,994	66,400	1,592,272	21,800	522,764
Charming Shoppes †	43,800	651,306	46,300	688,481	—	—
Choice Hotels
International, Inc.	27,800	1,272,684	29,600	1,355,088	—	—
Citadel Broadcasting Corp.	43,700	484,633	48,600	538,974	16,000	177,440
Claire’s Stores, Inc.	29,700	1,078,407	31,900	1,158,289	—	—
CNS, Inc.	62,555	1,347,435	69,500	1,497,030	22,957	494,494
Consolidated Graphics, Inc. †	12,400	646,288	13,200	687,984	—	—
Continental AG (Germany)	17,516	1,929,746	17,660	1,945,611	4,600	506,784
Corporacion Moctezuma, SA de
CV 144A (Mexico) †	543,200	1,047,944	—	—	—	—
Daily Mail and General Trust
Class A (United Kingdom)	73,828	888,597	72,313	870,362	19,139	230,358
Davis Service Group PLC
(United Kingdom)	82,649	714,182	85,373	737,721	23,412	202,307
Dillards, Inc. Class A	24,900	648,396	26,300	684,852	—	—
Dogan Yayin Holding (Turkey) †	1	2	—	—	—	—

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Consumer Cyclicals continued

Dreamworks Animation SKG, Inc.
Class A †	25,600	$677,120	28,500	$753,825	9,400	$248,630
Dress Barn, Inc. †	22,000	1,054,900	23,800	1,141,210	7,700	369,215
eCollege.com, Inc. †	48,300	909,972	51,700	974,028	—	—
EMAP PLC (United Kingdom)	56,115	857,391	56,283	859,958	15,435	235,834
EscalaGroup, Inc. † (SG) (SB) (SC)	49,000	1,283,310	54,500	1,427,355	17,900	468,801
Fiat SpA
(Italy) † (SG) (SB) (SC)	151,136	1,900,067	149,285	1,876,796	38,450	483,390
First Choice Holidays PLC
(United Kingdom)	182,906	682,803	179,154	668,796	48,946	182,719
Ford Otomotiv Sanayi AS
(Turkey)	52,830	471,874	—	—	—	—
Foschini, Ltd. (South Africa)	167,957	1,588,631	—	—	—	—
Genesco, Inc. † (SG) (SB) (SC)	46,500	1,808,385	50,700	1,971,723	9,500	369,455
Genlyte Group, Inc. (The) †	10,900	742,726	11,800	804,052	—	—
Goodyear Tire & Rubber Co.
(The) †	74,200	1,074,416	80,200	1,161,296	26,000	376,480
Greek Organization of Football
Prognostics (OPAP) SA (Greece)	2	76	—	—	—	—
Group 1 Automotive, Inc.	15,000	713,100	15,900	755,886	—	—
GTECH Holdings Corp.	39,200	1,334,760	44,500	1,515,225	14,400	490,320
GUS PLC (United Kingdom)	68,512	1,253,555	69,276	1,267,534	17,925	327,971
Hasbro, Inc.	32,600	687,860	35,400	746,940	11,600	244,760
Home Depot, Inc. (The)	40,300	1,704,690	43,500	1,840,050	14,100	596,430
Honda Motor Co., Ltd. (Japan)	11,500	710,457	12,100	747,524	3,200	197,692
HUB Group, Inc. Class A †	20,800	948,064	22,400	1,020,992	—	—
Hyundai Department Store Co.,
Ltd. (South Korea)	18,760	1,744,618	—	—	—	—
Hyundai Motor Co.
(South Korea)	7,310	612,370	—	—	—	—
Imperial Holdings, Ltd.
(South Africa) †	62,023	1,721,882	—	—	—	—
Inchcape PLC (United Kingdom)	62,528	2,827,091	61,400	2,776,091	15,956	721,422
Industria de Diseno Textil
(Inditex) SA (Spain)	38,263	1,474,599	38,692	1,491,132	10,012	385,847
J.D. Group, Ltd.
(South Africa)	113,374	1,719,154	—	—	—	—
Jakks Pacific, Inc. † (SG)	64,600	1,727,404	70,200	1,877,148	11,100	296,814
JC Penney Co., Inc.
(Holding Co.)	33,800	2,041,858	36,700	2,217,047	12,000	724,920
John H. Harland Co.	62,640	2,461,752	69,700	2,739,210	18,100	711,330
K-Swiss, Inc. Class A	39,500	1,190,530	42,900	1,293,006	7,700	232,078
Kenneth Cole Productions, Inc.
Class A	8,400	232,680	9,200	254,840	—	—
Knology, Inc. †	149	1,018	—	—	66	451
Kuoni Reisen Holding AG
(Switzerland) †	1,999	1,034,308	2,005	1,037,413	550	284,577
Laidlaw International, Inc.	62,200	1,691,840	68,100	1,852,320	15,400	418,880
Land and Houses Public Co.,
Ltd. (Thailand)	4,528,800	949,568	—	—	—	—
Lawson, Inc. (Japan)	4,900	184,044	—	—	—	—
Lennar Corp.	22,100	1,334,398	24,000	1,449,120	7,900	477,002
Luen Thai Holdings, Ltd. 144A
(Hong Kong) †	—	—	—	—	6,000	2,010
Marks & Spencer PLC
(United Kingdom)	123,142	1,188,490	73,040	704,937	19,955	192,593
Matsushita Electric
Industrial Co. (Japan)	131,000	2,895,974	120,000	2,652,800	31,000	685,307
McGraw-Hill Cos., Inc. (The)	66,800	3,849,016	75,600	4,356,072	24,700	1,423,214
Mediaset SpA (Italy)	59,635	701,379	58,359	686,372	15,900	187,003

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Consumer Cyclicals continued

Men’s Wearhouse, Inc. (The)	20,250	$727,785	21,450	$770,913	—	$—
Metro AG (Germany)	11,698	599,871	11,600	594,846	2,800	143,583
Modern Times Group AB Class B
(Sweden) †	5,850	274,799	—	—	—	—
Modine Manufacturing Co.	56,800	1,675,600	63,200	1,864,400	20,800	613,600
Multimedia
Games, Inc. † (SG) (SB) (SC)	56,200	836,256	61,000	907,680	19,800	294,624
Next PLC (United Kingdom)	55,352	1,583,950	48,388	1,384,669	12,521	358,300
Nobia AB (Sweden)	10,400	269,627	—	—	—	—
Nordstrom, Inc.	120,700	4,729,026	136,380	5,343,368	44,700	1,751,346
Nu Skin Enterprises, Inc.
Class A	41,900	734,507	47,100	825,663	15,400	269,962
Office Depot, Inc. †	37,000	1,377,880	40,300	1,500,772	13,200	491,568
Pantry, Inc. (The) †	43,640	2,722,700	47,700	2,976,003	9,200	573,988
Payless ShoeSource, Inc. †	88,600	2,028,054	96,200	2,202,018	20,300	464,667
Phillips-Van Heusen Corp.	35,200	1,344,992	37,500	1,432,875	—	—
Playboy Enterprises, Inc.
Class B †	50,900	722,780	56,600	803,720	18,600	264,120
Praktiker Bau- und
Heimwerkermaerkte AG
(Germany)	8,403	245,040	—	—	—	—
PT Astra International, Inc.
(Indonesia)	1,051,500	1,307,484	—	—	—	—
Puma AG Rudolf Dassier Sport
(Germany)	600	226,454	600	226,454	100	37,742
Rent-A-Center, Inc. †	15,600	399,204	17,200	440,148	5,700	145,863
Robert Half
International, Inc.	30,600	1,181,466	33,700	1,301,157	11,300	436,293
S.A. D’Ieteren NV (Belgium)	832	248,559	934	279,032	222	66,322
Sankyo Co., Ltd. (Japan)	4,000	273,538	—	—	—	—
Select Comfort Corp. †	17,500	692,125	18,900	747,495	6,100	241,255
SGS SA (Switzerland)	390	360,597	—	—	—	—
Sherwin-Williams Co. (The)	29,000	1,433,760	31,500	1,557,360	10,300	509,232
Sika AG (Switzerland) †	345	353,846	—	—	—	—
Skechers U.S.A., Inc.
Class A †	47,940	1,195,144	54,300	1,353,699	17,700	441,261
Societe Television Francaise I
(France)	9,516	287,859	10,012	302,863	2,472	74,778
Sony Corp. (Japan)	23,600	1,085,763	19,800	910,937	5,200	239,236
Sotheby’s Holdings, Inc.
Class A †	43,200	1,254,528	46,200	1,341,648	—	—
Stein Mart, Inc.	52,050	906,711	58,700	1,022,554	15,920	277,326
Steven Madden, Ltd.	81,600	2,896,800	89,000	3,159,500	17,300	614,150
Stride Rite Corp.	41,700	603,816	44,100	638,568	—	—
Suzuki Motor Corp. (Japan)	33,400	766,059	—	—	—	—
TeleTech Holdings, Inc. †	102,600	1,139,886	109,200	1,213,212	—	—
Timberland Co. (The) Class A †	14,000	479,220	15,100	516,873	—	—
Too, Inc. †	10,700	367,545	11,600	398,460	—	—
Toro Co. (The)	32,500	1,551,875	34,600	1,652,150	—	—
Tostem Inax Holding Corp.
(Japan)	240	5,148	—	—	—	—
Toyota Motor Corp. (Japan)	38,165	2,074,053	26,500	1,440,126	6,900	374,976
Unifirst Corp.	14,900	494,978	15,700	521,554	—	—
United Business Media PLC
(United Kingdom)	32,824	413,003	39,100	491,970	9,298	116,991
Universal Forest
Products, Inc.	27,000	1,714,230	29,400	1,866,606	7,600	482,524
USG Corp. †	31,000	2,943,760	33,700	3,200,152	8,400	797,664
Ventiv Health, Inc. †	27,000	896,940	29,100	966,702	—	—
Viacom, Inc. Class B †	9,800	380,240	10,800	419,040	3,600	139,680

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Consumer Cyclicals continued

Volkswagon AG (Germany)	27,374	$ 2,049,954	27,003	$ 2,022,171	7,000	$ 524,208
Volvo AB Class A (Sweden)	45,600	2,083,501	44,900	2,051,518	11,600	530,012
VS Holdings, Inc. †	63,050	1	—	—	15,358	1
Vulcan Materials Co.	16,900	1,464,384	18,500	1,603,025	6,000	519,900
Wal-Mart Stores, Inc.	73,550	3,474,502	82,632	3,903,536	27,300	1,289,652
Walt Disney Co. (The)	78,427	2,187,329	89,189	2,487,481	29,200	814,388
Whirlpool Corp.	40,800	3,731,976	44,100	4,033,827	14,300	1,308,021
William Hill PLC
(United Kingdom)	132,354	1,376,102	130,696	1,358,863	33,691	350,290
Wolverine World Wide, Inc.	18,400	407,192	19,850	439,281	—	—
Yamaha Motor Co., Ltd. (Japan)	142,900	3,527,074	140,200	3,460,432	36,400	898,429
		————————————		————————————		————————————
		158,166,631		151,755,908		36,528,851

Consumer Finance		0.8%		0.6%		0.2%

Accredited Home Lenders
Holding Co. † (SG) (SB) (SC)	25,180	1,288,712	28,900	1,479,102	9,350	478,533
African Bank Investments, Ltd.
(South Africa)	241,471	1,180,795	—	—	—	—
Aiful Corp. (Japan)	3,050	200,996	—	—	—	—
Asta Funding, Inc.
(SG) (SB) (SC)	58,900	1,959,014	63,400	2,108,684	8,700	289,362
CompuCredit Corp. †	75,600	2,782,836	83,400	3,069,954	22,500	828,225
Countrywide Financial Corp.	28,300	1,038,610	31,820	1,167,794	10,500	385,350
Credit Saison Co., Ltd.
(Japan)	3,900	214,524	—	—	—	—
Diamond Lease Co., Ltd.
(Japan)	8,600	403,027	—	—	—	—
Nelnet, Inc. Class A †	12,200	508,130	13,000	541,450	—	—
Portfolio Recovery
Associates, Inc. †	13,800	646,254	14,900	697,767	—	—
Provident Financial PLC
(United Kingdom)	67,638	828,757	67,841	831,244	18,605	227,964
World Acceptance Corp. †	38,000	1,041,200	40,700	1,115,180	—	—
		————————————		————————————		————————————
		12,092,855		11,011,175		2,209,434

Consumer Staples		6.4%		5.5%		3.1%

Aderans Co., Ltd. (Japan)	36,300	1,064,995	35,700	1,047,392	9,500	278,718
Altria Group, Inc.	101,930	7,222,760	110,134	7,804,095	35,700	2,529,702
American Greetings Corp.
Class A	22,700	490,774	23,900	516,718	—	—
Axfood AB (Sweden)	18,800	466,893	20,200	501,662	5,400	134,108
BAT Industries PLC
(United Kingdom)	128,368	3,103,443	126,051	3,047,427	32,757	791,938
Black Box Corp.	14,700	706,335	15,900	763,995	—	—
Carrefour Supermarche SA
(France)	21,535	1,143,918	11,661	619,421	3,186	169,237
Chattem, Inc. †	14,200	534,630	15,300	576,045	—	—
Chiquita Brands
International, Inc.	43,100	722,787	47,200	791,544	15,600	261,612
Coca-Cola Co. (The)	45,800	1,917,646	49,900	2,089,313	16,700	699,229
Colgate-Palmolive Co.	32,700	1,867,170	36,400	2,078,440	11,900	679,490
Colruyt SA (Belgium)	3,510	524,942	3,540	529,428	967	144,621
Costco Wholesale Corp.	18,250	988,420	20,177	1,092,786	6,600	357,456
Darden Restaurants, Inc.	50,070	2,054,372	54,910	2,252,957	18,500	759,055
Domino’s Pizza, Inc.	44,000	1,256,200	47,500	1,356,125	—	—
Energizer
Holdings, Inc. † (SB)	10,490	555,970	11,570	613,210	3,900	206,700
Fancl Corp. (Japan)	4,000	82,107	—	—	—	—
Flowers Foods, Inc.	14,500	430,650	15,400	457,380	—	—

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Consumer Staples continued

Fyffes PLC (Ireland)	238,806	$641,481	249,573	670,403	$65,687	$176,448
Heineken NV (Netherlands)	33,199	1,258,149	33,571	1,272,247	8,687	329,213
Henkel KGaA
(Preference) (Germany)	2,431	283,973	—	—	—	—
Ihop Corp.	10,700	512,958	11,600	556,104	—	—
Imperial Tobacco Group PLC
(United Kingdom)	23,725	702,367	24,795	734,044	6,526	193,199
InBev NV (Belgium)	10,261	480,492	—	—	—	—
ITO EN, Ltd. (Japan)	8,900	310,886	—	—	—	—
Jack in the Box, Inc. †	42,280	1,839,180	47,300	2,057,550	11,800	513,300
Japan Tobacco, Inc. (Japan)	1,500	5,260,181	1,050	3,682,127	275	964,367
Kellogg Co.	54,570	2,403,263	60,800	2,677,632	19,900	876,396
Kimberly-Clark Corp.	36,730	2,122,994	40,470	2,339,166	13,400	774,520
Koninklijke Ahold NV
(Netherlands) †	39,027	306,475	43,815	344,075	10,420	81,827
Kroger Co.	50,500	1,028,180	54,600	1,111,656	17,700	360,372
Labor Ready, Inc. †	97,700	2,339,915	106,800	2,557,860	20,000	479,000
Liberty Media Corp. Class A †	266,700	2,189,607	294,000	2,413,740	96,500	792,265
Longs Drug Stores, Inc.	17,400	805,272	19,800	916,344	6,400	296,192
Luby’s, Inc. †	38,000	474,620	40,500	505,845	—	—
McDonald’s Corp.	82,600	2,838,136	93,000	3,195,480	30,200	1,037,672
Meiji Dairies Corp. (Japan)	283,000	1,650,617	280,000	1,633,119	72,000	419,945
Morton’s Restaurant
Group, Inc. †	5,300	92,114	5,670	98,545	—	—
Nash Finch Co.	35,730	1,068,327	38,400	1,148,160	4,500	134,550
Nestle SA (Switzerland)	6,570	1,946,108	5,219	1,545,927	1,350	399,885
Papa John’s
International, Inc. †	19,200	629,952	21,400	702,134	7,000	229,670
Pepsi Bottling Group, Inc.
(The)	88,300	2,683,437	96,800	2,941,752	32,500	987,675
PepsiCo, Inc.	58,700	3,392,273	63,500	3,669,665	20,600	1,190,474
Perdigao SA
(Preference) (Brazil)	27,500	861,870	—	—	—	—
Pilgrim’s Pride Corp.
(SG) (SC)	53,200	1,152,844	58,600	1,269,862	19,300	418,231
Playtex Products, Inc. †	91,500	958,005	100,200	1,049,094	33,100	346,557
Procter & Gamble Co. (The)	65,080	3,749,910	71,590	4,125,016	23,600	1,359,832
Reckitt Benckiser PLC
(United Kingdom)	10,906	383,203	—	—	—	—
Reynolds American, Inc.
(SG) (SB)	38,700	4,082,850	43,000	4,536,500	14,100	1,487,550
Royal Numico NV
(Netherlands) †	3,369	148,833	—	—	—	—
Safeway, Inc.	77,100	1,936,752	85,200	2,140,224	28,000	703,360
Scotts Miracle-Gro Co. (The)
Class A	7,100	324,896	7,800	356,928	—	—
Seaboard Corp.	895	1,426,630	975	1,554,150	210	334,740
Smart & Final, Inc. †	30,600	501,534	33,500	549,065	—	—
Supervalu, Inc.	33,570	1,034,627	37,590	1,158,524	12,200	376,004
Swedish Match AB (Sweden)	100,100	1,368,241	98,600	1,347,738	25,500	348,553
Tiger Brands, Ltd.
(South Africa)	87,513	2,470,738	—	—	—	—
Time Warner, Inc.	381,020	6,397,326	431,323	7,241,913	140,300	2,355,637
Toyo Suisan Kaisha, Ltd.
(Japan)	129,000	1,963,557	126,000	1,917,892	33,000	502,305
Unilever NV (Netherlands)	3,297	228,591	3,701	256,601	880	61,013
Universal Robina Corp.
(Philippines)	1,130,300	391,379	—	—	—	—
Universal Robina Corp. 144A
(Philippines)	935,000	323,754	—	—	—	—

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Consumer Staples continued

UST, Inc.	29,110	$ 1,210,976	32,200	$ 1,339,520	10,700	$ 445,120
ValueClick, Inc. †	34,600	585,432	37,100	627,732	—	—
VFB, LLC (F) ‡ †	—	—	—	—	254,213	5,402
Weight Watchers
International, Inc.	22,000	1,130,800	23,800	1,223,320	7,700	395,780
Weiss Markets, Inc.	4,542	202,437	4,900	218,393	—	—
Whitbread PLC (United Kingdom)	1	21	—	—	—	—
Whole Foods Market, Inc.	39,800	2,644,312	43,600	2,896,784	14,600	970,024
Woolworths, Ltd. (Australia)	234,181	3,141,137	229,958	3,084,492	59,759	801,565
Yum! Brands, Inc.	20,260	989,904	22,160	1,082,738	7,400	361,564
		————————————		————————————		————————————
		102,005,528		100,887,999		28,522,073

Electronics		3.9%		2.4%		1.2%

Agere Systems, Inc. †	147,400	2,216,896	162,100	2,437,984	53,400	803,136
ALPS Electric Co., Ltd.
(Japan)	28,000	450,409	34,000	546,925	8,000	128,688
Atmel Corp. †	339,830	1,603,998	380,600	1,796,432	124,015	585,351
Chartered Semiconductor
Manufacturing, Ltd.
(Singapore) †	274,000	265,169	—	—	—	—
Core Logic, Inc. (South Korea)	14,875	519,307	—	—	—	—
Diodes, Inc. †	15,800	655,700	17,150	711,725	—	—
FEI Co. †	41,300	819,805	45,200	897,220	14,800	293,780
General Cable Corp. †	43,600	1,322,388	47,000	1,425,510	—	—
Hon Hai Precision
Industry Co., Ltd. (Taiwan)	251,934	1,554,389	—	—	—	—
Hynix Semiconductor, Inc.
(South Korea) †	13,680	405,155	—	—	—	—
Infineon Technologies AG
(Germany) †	22,500	231,140	25,300	259,904	6,000	61,637
Intel Corp. #	460,030	8,901,581	500,126	9,677,438	162,300	3,140,505
IXYS Corp. †	7,722	71,197	8,300	76,526	—	—
Komag, Inc. † (SG) (SB)	37,900	1,804,040	41,000	1,951,600	8,600	409,360
Kulicke & Soffa
Industries, Inc. †	43,500	414,990	47,200	450,288	—	—
LG.Philips LCD Co., Ltd.
(South Korea) †	25,360	1,149,392	—	—	—	—
Media Tek, Inc. (Taiwan)	123,200	1,423,233	—	—	—	—
Micrel, Inc. †	106,200	1,573,884	116,360	1,724,455	19,500	288,990
Motorola, Inc.	174,940	4,007,875	189,816	4,348,685	61,700	1,413,547
Multi-Fineline
Electronix, Inc. † (SG) (SB)	15,900	929,991	17,000	994,330	—	—
National Semiconductor Corp.	56,100	1,561,824	62,200	1,731,648	20,500	570,720
NEC Corp. (Japan)	44,000	308,819	46,000	322,856	11,000	77,205
Netlogic Microsystems, Inc. †	14,600	601,666	15,700	646,997	—	—
Omnivision
Technologies, Inc. † (SG) (SB)	54,700	1,651,940	58,400	1,763,680	—	—
Omron Corp. (Japan)	47,400	1,358,407	36,900	1,057,494	10,100	289,450
Park Electrochemical Corp.	10,600	312,700	11,500	339,250	—	—
Plexus Corp. †	17,800	668,746	18,800	706,316	—	—
Portalplayer, Inc. † (SG) (SB)	24,900	553,527	26,400	586,872	—	—
Powerchip Semiconductor Corp.
(Taiwan)	1,523,000	889,180	—	—	—	—
QLogic Corp. †	132,000	2,554,200	144,200	2,790,270	47,800	924,930
Quanta Computer, Inc. (Taiwan)	598,018	980,407	—	—	—	—
Reunert, Ltd. (South Africa)	102,075	1,128,551	—	—	—	—
Samsung Electronics Co., Ltd.
(South Korea)	7,715	4,989,608	—	—	—	—
Samsung Electronics Co., Ltd.
(Preference) (South Korea)	1,692	864,177	—	—	—	—

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Electronics continued

Silicon Image, Inc. †	87,300	$ 900,063	92,900	$ 957,799	—	$—
Standard Microsystems Corp. †	4,400	114,312	4,600	119,508	—	—
Taiwan Green Point
Enterprise Co., Ltd. (Taiwan)	291,000	884,380	—	—	—	—
Taiwan Semiconductor
Manufacturing Co., Ltd.
(Taiwan)	1,892,051	3,732,768	—	—	—	—
Texas Instruments, Inc.	109,500	3,555,465	119,400	3,876,918	40,000	1,298,800
Toshiba Corp. (Japan)	345,000	2,001,357	349,000	2,024,561	90,000	522,093
Uniden (Japan)	15,000	240,209	17,000	272,237	4,000	64,056
United Microelectronics Corp.
(Taiwan)	4,992,231	3,144,645	—	—	—	—
		————————————		————————————		————————————
		63,317,490		44,495,428		10,872,248

Energy		7.9%		5.5%		3.0%

Addax Petroleum Corp.
(Canada) †	7,600	182,457	—	—	—	—
BP PLC (United Kingdom)	506,678	5,808,416	403,098	4,621,004	105,255	1,206,614
Burlington Resources, Inc.	38,300	3,520,153	42,600	3,915,366	14,000	1,286,740
Chevron Corp. #	112,802	6,539,132	123,484	7,158,367	40,200	2,330,394
China Petroleum &
Chemical Corp. (China)	5,760,000	3,352,784	—	—	—	—
China Shenhua Energy Co., Ltd.
(China)	608,500	1,069,695	—	—	—	—
ConocoPhillips (SG) (SB) (SC)	80,300	5,070,945	89,400	5,645,610	29,300	1,850,295
Core Laboratories NV
(Netherlands) †	17,600	836,880	19,000	903,450	—	—
ENI SpA (Italy)	183,157	5,203,637	162,797	4,625,193	42,387	1,204,249
Exxon Mobil Corp. #	297,230	18,089,666	336,357	20,470,555	109,700	6,676,323
Forest Oil Corp. †	6,300	234,234	6,800	252,824	—	—
Frontier Oil Corp.	73,760	4,377,656	79,400	4,712,390	11,500	682,525
Giant Industries, Inc. †	39,550	2,750,307	44,600	3,101,484	11,600	806,664
Harvest Natural
Resources, Inc. †	50,000	486,000	56,600	550,152	18,500	179,820
Helix Energy Solutions
Group, Inc. †	17,800	674,620	19,000	720,100	—	—
Helmerich & Payne, Inc.	32,600	2,276,132	35,000	2,443,700	7,300	509,686
Holly Corp.	26,450	1,960,474	28,600	2,119,832	4,600	340,952
Houston Exploration Co. †	10,100	532,270	10,800	569,160	—	—
KCS Energy, Inc. †	21,100	548,600	22,500	585,000	—	—
Lukoil ADR (Russia)	35,164	2,915,096	—	—	—	—
Marathon Oil Corp.	37,810	2,879,988	42,560	3,241,795	13,900	1,058,763
Mariner Energy, Inc. †	5,098	104,560	5,503	112,867	—	—
MOL Magyar Olaj- es Gazipari
Rt. (Hungary)	22,647	2,322,510	—	—	—	—
Norsk Hydro ASA (Norway)	24,789	3,430,951	16,249	2,248,962	4,205	581,998
OAO Gazprom (Russia)	383,491	3,180,523	—	—	—	—
Occidental Petroleum Corp.	11,600	1,074,740	12,700	1,176,655	4,400	407,660
Oil States
International, Inc. †	12,800	471,680	13,600	501,160	—	—
PetroChina Co., Ltd. (China)	1,549,000	1,623,463	—	—	—	—
Petroleo Brasileiro SA ADR
(Brazil) (SG)	24,630	2,134,682	—	—	—	—
Petroleo Brasileiro SA ADR
(Preference) (Brazil)	43,581	3,479,943	—	—	—	—
Petroleum Development Corp. †	11,200	508,032	12,300	557,928	—	—
Questar Corp.	24,200	1,695,210	27,200	1,905,360	8,800	616,440
Repsol YPF, SA (Spain)	33,886	961,088	33,191	941,376	8,785	249,164
Royal Dutch Shell PLC Class A
(Netherlands)	115,353	3,603,882	84,266	2,632,655	21,900	684,204

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Energy continued

Royal Dutch Shell PLC Class B
(Netherlands)	182,030	$ 5,909,803	171,596	$ 5,571,052	42,749	$ 1,387,893
Saipem SpA (Italy)	35,563	821,466	—	—	—	—
Shell Refining Co. (Federal
of Malaya) Berhad (Malaysia)	464,000	1,285,397	—	—	—	—
SK Corp. (South Korea)	40,550	2,722,378	—	—	—	—
Statoil ASA (Norway)	144,265	4,156,162	106,050	3,055,218	27,300	786,492
Sunoco, Inc.	61,840	4,796,929	68,100	5,282,517	22,700	1,760,839
Tesoro Petroleum Corp.	42,250	2,887,365	45,600	3,116,304	8,200	560,388
Total SA (France)	16,866	4,442,791	12,820	3,377,006	3,332	877,705
Total SA 144A (France)	922	242,870	—	—	—	—
Valero Energy Corp.	28,026	1,675,394	31,132	1,861,071	10,194	609,397
Veritas DGC, Inc. † (SB)	66,900	3,036,591	72,400	3,286,236	16,100	730,779
Western Refining, Inc.	15,801	341,618	17,012	367,799	—	—
		————————————		————————————		————————————
		126,219,170		101,630,148		27,385,984

Financial		3.4%		2.8%		1.6%

Advanta Corp. Class B	28,600	1,054,482	31,800	1,172,466	10,500	387,135
Assurant, Inc.	29,200	1,438,100	32,500	1,600,625	10,700	526,975
Citigroup, Inc. #	230,453	10,884,295	259,937	12,276,825	85,000	4,014,550
Contifinancial Corp.
Liquidating Trust Units	1,878,703	587	—	—	500,683	156
Deutsche Boerse AG (Germany)	2,365	340,565	2,655	382,326	631	90,865
Fidelity National
Financial, Inc.	86,000	3,055,580	93,300	3,314,949	31,300	1,112,089
First American Corp. (SG) (SB)	46,200	1,809,192	50,000	1,958,000	12,200	477,752
Hana Financial Group, Inc.
(South Korea)	291	13,732	—	—	—	—
Hitachi Capital Corp. (Japan)	23,800	475,225	25,500	509,170	6,800	135,779
Hong Kong Exchanges and
Clearing, Ltd. (Hong Kong)	58,000	348,927	—	—	—	—
HRPT Properties Trust (R)	123,920	1,454,821	134,800	1,582,552	44,200	518,908
ICAP PLC (United Kingdom)	95,121	738,233	49,524	384,355	11,777	91,401
International Securities
Exchange, Inc.	17,800	741,370	19,000	791,350	—	—
JPMorgan Chase & Co.	87,302	3,635,255	98,081	4,084,093	32,200	1,340,808
Lehman Brothers Holdings, Inc.	24,600	3,555,438	27,100	3,916,763	8,900	1,286,317
London Stock Exchange PLC
(United Kingdom)	107,224	1,963,723	108,422	1,985,663	28,055	513,805
Man Group PLC (United Kingdom)	109,459	4,679,426	107,485	4,595,037	27,932	1,194,107
MGIC Investment Corp.	15,800	1,052,754	17,400	1,159,362	5,800	386,454
Mitsubishi UFJ Financial
Group, Inc. (Japan)	233	3,540,906	236	3,586,497	61	927,018
Nasdaq Stock Market, Inc.
(The) †	25,500	1,021,020	27,300	1,093,092	—	—
Nationwide Financial
Services, Inc. Class A	16,800	722,736	19,300	830,286	6,200	266,724
Nuveen Investments, Inc.
Class A	9,000	433,350	9,600	462,240	—	—
Orix Corp. (Japan)	8,580	2,653,485	6,470	2,000,938	1,600	494,822
Royal Bank of Scotland Group
PLC (United Kingdom)	118,623	3,853,283	95,731	3,109,672	24,878	808,123
Sampo OYJ Class A (Finland)	32,600	685,177	34,100	716,704	9,000	189,159
Shinhan Financial Group Co.,
Ltd. (South Korea)	63,010	2,801,729	—	—	—	—
Shinhan Financial Group Co.,
Ltd. ADR (South Korea)	1,800	158,580	—	—	—	—
Sinopac Holdings Co. (Taiwan)	1,939,000	981,900	—	—	—	—
Tower, Ltd. (New Zealand) †	213,882	341,041	240,120	382,878	57,104	91,054

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%
	Shares	Value	Shares	Value	Shares	Value

Financial continued

Washington Mutual, Inc.	15,600	$664,872	17,200	$733,064	5,800	$247,196
Wiener Staed Ver 144A
(Austria)	1,600	98,736	—	—	—	—
		————————————		————————————		————————————
		55,198,520		52,628,907		15,101,197

Health Care		8.3%		7.4%		3.8%

Abbott Laboratories	76,320	3,241,310	85,975	3,651,358	27,900	1,184,913
Aetna, Inc.	56,900	2,796,066	62,300	3,061,422	20,200	992,628
Albany Molecular
Research, Inc. †	81,977	832,886	90,187	916,300	18,600	188,976
Alfresa Holdings Corp. (Japan)	3,400	206,021	3,800	230,258	900	54,535
Alkermes, Inc. † (SB)	25,500	562,275	27,400	604,170	—	—
Alpharma, Inc. Class A	19,000	509,580	20,100	539,082	—	—
Amgen, Inc. †	60,700	4,415,925	65,600	4,772,400	21,300	1,549,575
AMN Healthcare
Services, Inc. †	32,700	612,144	35,000	655,200	—	—
Applera Corp.- Celera Genomics
Group †	103,550	1,210,500	117,000	1,367,730	38,100	445,389
Applera Corp.- Applied
Biosystems Group	116,700	3,167,238	126,100	3,422,354	40,900	1,110,026
AstraZeneca PLC
(United Kingdom)	111,203	5,592,922	101,739	5,116,932	26,472	1,331,401
Bausch & Lomb, Inc.	25,880	1,648,556	28,560	1,819,272	9,500	605,150
Becton, Dickinson and Co.	78,900	4,858,662	88,500	5,449,830	29,200	1,798,136
Bristol-Myers Squibb Co.	86,160	2,120,398	95,825	2,358,253	31,500	775,215
Candela Corp. †	43,300	935,280	47,600	1,028,160	15,700	339,120
Caremark Rx, Inc. †	—	—	1	49	—	—
Celesio AG (Germany)	1,526	143,784	1,713	161,403	407	38,349
Cephalon, Inc. † (SG) (SB)	9,900	596,475	10,600	638,650	—	—
Cerner Corp. †	9,500	450,775	10,300	488,735	—	—
Chugai Pharmaceutical Co.,
Ltd. (Japan)	116,200	2,101,951	114,100	2,063,964	29,600	535,437
CIGNA Corp.	16,830	2,198,335	18,428	2,407,065	6,000	783,720
Coventry Health Care, Inc. †	52,980	2,859,860	58,895	3,179,152	19,300	1,041,814
CSL, Ltd. (Australia)	7,415	289,157	—	—	—	—
Dade Behring Holdings, Inc.	37,790	1,349,481	40,400	1,442,684	—	—
Daiichi Sankyo Co., Ltd.
(Japan)	24,000	545,751	—	—	—	—
Digene Corp. †	15,500	606,050	16,600	649,060	—	—
DJ Orthopedics, Inc. †	26,100	1,037,736	28,000	1,113,280	—	—
Eli Lilly Co.	37,800	2,090,340	40,800	2,256,240	13,200	729,960
Enzon, Inc. †	24,900	201,690	27,300	221,130	—	—
First Horizon
Pharmaceutical Corp. †	18,300	461,343	19,500	491,595	—	—
Fresenius Medical Care AG
(Germany)	2,102	250,781	—	—	—	—
Genentech, Inc. †	17,700	1,495,827	19,500	1,647,945	6,500	549,315
Genesis HealthCare Corp. †	24,101	1,058,998	25,300	1,111,682	187	8,217
Gilead Sciences, Inc. †	69,600	4,330,512	76,400	4,753,608	25,600	1,592,832
GlaxoSmithKline PLC
(United Kingdom)	200,836	5,242,064	139,014	3,628,434	36,126	942,932
Haemonetics Corp. †	43,100	2,188,187	45,900	2,330,343	3,542	179,827
Hospira, Inc. †	63,200	2,493,872	68,300	2,695,118	22,200	876,012
Humana, Inc. †	67,820	3,570,723	76,200	4,011,930	25,050	1,318,883
Intuitive Surgical, Inc. †	4,000	472,000	4,300	507,400	—	—
Johnson & Johnson #	211,412	12,519,819	234,904	13,911,015	77,500	4,589,550
Kaken Pharmaceutical Co., Ltd.
(Japan)	31,000	259,729	32,000	268,108	8,000	67,027
Kinetic Concepts, Inc. †	21,100	868,687	23,300	959,261	7,800	321,126
LCA-Vision, Inc.	14,500	726,595	15,900	796,749	5,400	270,594

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Health Care continued

LifeCell Corp. †	23,900	$538,945	25,500	$575,025	—	$—
Ligand Pharmaceuticals, Inc.
Class B † (SG) (SB)	31,200	400,920	33,500	430,475	—	—
Magellan Health Services, Inc. †	31,100	1,258,617	33,300	1,347,651	—	—
Mayne Pharma, Ltd. (Australia) †	222,553	468,897	248,461	523,483	61,334	129,225
McKesson Corp.	37,300	1,944,449	40,800	2,126,904	13,300	693,329
Mediceo Paltac Holdings Co.,
Ltd. (Japan)	50,800	819,391	36,400	587,122	9,600	154,845
Mentor Corp.	17,600	797,456	19,000	860,890	4,500	203,895
Merck & Co., Inc.	136,560	4,811,009	150,413	5,299,050	50,350	1,773,831
Millennium
Pharmaceuticals, Inc. †	102,200	1,033,242	110,400	1,116,144	35,800	361,938
Network Healthcare Holdings,
Ltd. (South Africa) †	1,159,164	1,703,131	—	—	—	—
Novartis AG (Switzerland)	16,822	933,483	—	—	—	—
Odyssey Healthcare, Inc. †	30,300	521,463	32,900	566,209	—	—
OraSure Technologies, Inc. †	92,300	950,690	100,500	1,035,150	11,500	118,450
Owens & Minor, Inc.	16,700	547,259	17,600	576,752	—	—
Pediatrix Medical
Group, Inc. †	6,800	697,952	7,300	749,272	—	—
Per-Se Technologies, Inc. †	18,700	498,542	20,500	546,530	—	—
PerkinElmer, Inc.	67,800	1,591,266	74,200	1,741,474	24,600	577,362
Pfizer, Inc.	128,149	3,193,473	145,097	3,615,817	47,400	1,181,208
Regeneron
Pharmaceuticals, Inc. †	26,400	439,032	28,900	480,607	—	—
Roche Holding AG (Switzerland)	28,620	4,251,927	25,764	3,827,625	6,695	994,642
Salix Pharmaceuticals, Ltd. †	47,553	785,100	50,752	837,916	—	—
Sanofi-Synthelabo SA (France)	5,854	556,042	—	—	—	—
Savient Pharmaceuticals, Inc. †	94,400	503,152	102,000	543,660	—	—
Schering AG (Germany)	8,342	865,848	8,700	903,006	2,300	238,726
Schering-Plough Corp.	32,500	617,175	36,100	685,539	11,900	225,981
Serologicals Corp. †	12,500	305,750	13,700	335,102	—	—
Sierra Health Services, Inc. †	141,060	5,741,142	156,076	6,352,293	36,600	1,489,620
Sun Healthcare Group, Inc. †	122	920	—	—	—	—
Sybron Dental
Specialties, Inc. †	20,800	857,792	22,400	923,776	—	—
Symbion Health, Ltd.
(Australia)	229,199	561,216	224,499	549,708	61,334	150,182
Taisho Pharmaceutical Co.,
Ltd. (Japan)	94,000	1,892,195	75,000	1,509,730	19,000	382,465
Techne Corp. †	10,000	601,400	10,700	643,498	—	—
Teva Pharmaceutical
Industries, Ltd. ADR (Israel)	25,100	1,033,618	—	—	—	—
United Therapeutics Corp. †	11,300	748,964	12,200	808,616	—	—
UnitedHealth Group, Inc.	50,238	2,806,295	55,012	3,072,970	17,860	997,660
Vertex Pharmaceuticals, Inc. †	19,668	719,652	20,890	764,365	—	—
Viropharma, Inc. †	29,000	368,300	31,300	397,510	—	—
Vital Signs, Inc.	15,000	823,950	16,300	895,359	—	—
WellCare Health
Plans, Inc. † (SB)	13,600	617,984	15,100	686,144	5,000	227,200
Wyeth	64,600	3,134,392	71,000	3,444,920	23,900	1,159,628
		————————————		————————————		———————————
		134,062,316		136,087,613		35,280,846

Insurance		3.1%		2.7%		1.3%

Admiral Group PLC
(United Kingdom)	17,570	191,362	—	—	—	—
Aegon NV (Netherlands)	58,918	1,088,610	58,025	1,072,111	15,416	284,837
Allianz AG (Germany)	17,223	2,874,646	15,709	2,621,948	4,100	684,320

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Insurance continued

American Financial Group, Inc.	59,050	$2,457,071	64,540	$2,685,509	21,400	$890,454
AmerUs Group Co.	13,540	815,650	14,300	861,432	—	—
Arch Capital Group, Ltd.
(Bermuda) †	7,400	427,276	7,800	450,372	—	—
Commerce Group, Inc.	25,260	1,334,738	27,700	1,463,668	6,039	319,101
Corporacion Mapfre SA (Spain)	105,212	2,140,023	103,314	2,101,417	27,529	559,943
FBL Financial Group, Inc.
Class A	6,500	223,925	6,500	223,925	—	—
Fremont General Corp.	76,700	1,653,652	85,300	1,839,068	27,988	603,421
HCC Insurance Holdings, Inc.	13,357	464,824	14,430	502,164	—	—
ING Groep NV (Netherlands)	111,140	4,384,028	109,135	4,304,939	28,360	1,118,689
Landamerica Financial
Group, Inc. (SG)	28,440	1,929,654	31,000	2,103,350	6,100	413,885
Muenchener
Rueckversicherungs-Gesellschaft
AG (Germany)	4,609	653,054	4,400	623,440	1,200	170,029
Navigators Group, Inc. †	22,724	1,127,110	24,388	1,209,645	—	—
Ohio Casualty Corp.	8,300	263,110	8,800	278,960	—	—
Philadelphia Consolidated
Holding Corp. †	24,000	819,360	27,600	942,264	8,700	297,018
Prudential Financial, Inc.	70,800	5,367,348	78,800	5,973,828	25,900	1,963,479
QBE Insurance Group, Ltd.
(Australia)	82,638	1,287,189	60,033	935,089	16,401	255,466
Safeco Corp.	24,800	1,245,208	27,300	1,370,733	9,000	451,890
Safety Insurance Group, Inc.	18,000	821,880	20,600	940,596	6,600	301,356
Sanlam, Ltd. (South Africa)	586,224	1,570,370	—	—	—	—
Selective Insurance Group	8,600	455,800	9,300	492,900	—	—
Stancorp Financial Group	6,500	351,715	6,800	367,948	—	—
Stewart Information Services	11,460	539,537	12,050	567,314	—	—
Swiss Re (Switzerland)	11,882	828,511	11,918	831,022	3,166	220,760
Triad Guaranty, Inc. †	19,700	923,930	21,900	1,027,110	7,200	337,680
UICI	50,890	1,882,421	55,600	2,056,644	18,500	684,315
United Fire & Casualty Co.	3,800	125,020	4,100	134,890	—	—
W.R. Berkley Corp.	39,630	2,300,918	44,835	2,603,120	14,650	850,579
Zenith National
Insurance Corp.	71,647	3,448,370	77,658	3,737,680	12,757	613,994
Zurich Financial Services AG
(Switzerland) †	22,829	5,351,229	20,326	4,764,514	5,240	1,228,282
		————————————		————————————		————————————
		49,347,539		49,087,600		12,249,498

Investment Banking/Brokerage		2.0%		1.8%		1.0%

Affiliated Managers
Group † (SG) (SB)	24,530	2,615,143	27,000	2,878,470	5,460	582,091
Ameriprise Financial, Inc.	47,800	2,153,868	52,600	2,370,156	17,300	779,538
Calamos Asset Management, Inc.
Class A (SG) (SB)	57,000	2,131,800	62,600	2,341,240	14,100	527,340
Challenger Financial Services
Group, Ltd. (Australia)	141,557	352,596	158,035	393,640	39,012	97,173
Credit Suisse Group
(Switzerland)	68,328	3,825,636	67,096	3,756,657	17,437	976,285
Deutsche Bank AG (Germany)	8,915	1,015,610	8,800	1,002,509	2,300	262,019
Goldman Sachs Group, Inc. (The)	37,200	5,838,912	40,800	6,403,968	13,300	2,087,568
Harris & Harris Group, Inc.
(SG) (SB) (SC)	46,100	643,095	50,400	703,080	16,600	231,570
IndyMac Bancorp, Inc. (SB)	51,380	2,102,983	56,600	2,316,638	19,100	781,763
Investment Technology
Group, Inc. †	50,800	2,529,840	55,000	2,739,000	10,000	498,000
Kim Eng Securities Thailand
PCL (Thailand)	404,800	250,261	—	—	—	—

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Investment Banking/Brokerage continued

Lazard, Ltd. Class A
(Bermuda) (SG) (SB)	17,000	$752,250	18,400	$814,200	—	$—
Macquarie Bank, Ltd.
(Australia)	21,043	968,284	5,920	272,406	1,408	64,788
Merrill Lynch & Co., Inc.	26,500	2,087,140	28,800	2,268,288	9,400	740,344
Morgan Stanley	23,900	1,501,398	26,300	1,652,166	8,800	552,816
Raymond James Financial, Inc.	79,904	2,361,947	88,000	2,601,280	29,001	857,270
Schroders PLC (United Kingdom)	64,532	1,330,703	65,253	1,345,571	16,885	348,183
SembCorp Industries, Ltd.
(Singapore)	153,000	330,714	—	—	—	—
		————————————		————————————		——————————
		32,792,180		33,859,269		9,386,748

Other		0.6%		2.3%		1.8%

iShares MSCI Emerging Markets
Index Fund (SG) (SB) (SC)	14,300	1,415,700	250,110	24,760,890	116,100	11,493,900
iShares MSCI Hong Kong
Index Fund	—	—	14,800	199,652	7,000	94,430
iShares MSCI Malaysia
Index Fund	—	—	5,400	40,338	2,600	19,422
iShares MSCI Singapore
Index Fund	—	—	7,400	64,972	3,500	30,730
iShares MSCI South Korea
Index Fund	—	—	4,100	191,265	1,900	88,635
iShares MSCI Taiwan Index Fund	—	—	11,700	148,941	5,600	71,288
iShares Russell 1000 Growth
Index Fund	139,800	7,373,052	195,800	10,326,492	93,100	4,910,094
iShares Russell 2000 Value
Index Fund	4,077	304,715	4,346	324,820	—	—
S&P 500 Index Depository
Receipts (SPDR Trust
Series 1) (SB)	—	—	51,689	6,710,783	—	—
		————————————		————————————		——————————
		9,093,467		42,768,153		16,708,499

Photography/Imaging		0.1%		—%		—%

Imation Corp.	18,300	785,253	19,400	832,454	—	—
Konica Corp. (Japan)	25,500	324,790	—	—	—	—
		————————————		————————————		——————————
		1,110,043		832,454		—

Real Estate		1.5%		1.3%		0.6%

Aeon Mall Co., Ltd. (Japan)	2,700	133,854	—	—	—	—
American Home Mortgage
Investment Corp. (R)	38,100	1,189,101	42,500	1,326,425	13,900	433,819
Arbor Realty Trust, Inc (R)	25,400	685,546	28,200	761,118	5,952	160,644
Boston Properties, Inc. (R)	13,600	1,268,200	14,900	1,389,425	5,100	475,575
Boykin Lodging Co. † (R)	18,000	203,220	19,000	214,510	—	—
Brookfield Homes Corp.
(SG) (SB)	11,207	581,195	11,936	619,001	—	—
Capital Trust, Inc.
Class A (R)	6,700	208,504	6,700	208,504	—	—
CB Richard Ellis Group, Inc.
Class A †	31,700	2,558,190	35,200	2,840,640	11,600	936,120
CBL & Associates
Properties (R)	45,600	1,935,720	50,800	2,156,460	12,200	517,890
China Overseas Land &
Investment, Ltd. (Hong Kong)	1,590,000	1,081,715	—	—	—	—
Digital Realty Trust, Inc. (R)	35,400	997,218	39,300	1,107,081	12,900	363,393
Entertainment Properties
Trust (R)	4,497	188,784	4,790	201,084	—	—

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Real Estate continued

Hang Lung Properties, Ltd.
(Hong Kong)	117,000	$221,395	—	$—	—	$—
Highwoods Properties, Inc. (R)	40,800	1,376,184	44,800	1,511,104	14,600	492,458
Innkeepers USA Trust (R)	24,100	408,495	26,000	440,700	—	—
Jones Lang LaSalle, Inc.	37,200	2,847,288	41,000	3,138,140	12,000	918,480
Leopalace21 Corp. (Japan)	14,900	558,565	—	—	—	—
Lexington Corporate Properties
Trust (R)	23,000	479,550	24,800	517,080	—	—
LTC Properties, Inc. (R)	61,310	1,426,071	67,900	1,579,354	9,356	217,621
Metrovacesa SA (Spain)	7,625	646,760	7,969	675,939	2,098	177,954
Mitsui Fudoscan Co., Ltd.
(Japan)	12,000	274,999	—	—	—	—
National Health
Investors, Inc. (R)	20,500	520,700	21,600	548,640	—	—
Newkirk Realty Trust, Inc.	25,300	457,677	27,000	488,430	—	—
Nexity (France)	6,202	425,125	—	—	—	—
Omega Healthcare
Investors, Inc. (R)	17,100	239,742	18,000	252,360	—	—
RAIT Investment Trust (R)	45,440	1,283,226	51,000	1,440,240	13,208	372,994
Saxon Capital, Inc. (R)	52,000	542,880	58,900	614,916	19,200	200,448
SL Green Realty Corp. (R)	6,800	690,200	7,300	740,950	—	—
St. Joe Co. (The)	9,000	565,560	10,000	628,400	3,300	207,372
		————————————		————————————		————————————
		23,995,664		23,400,501		5,474,768

Semiconductor		0.6%		0.4%		0.1%

Advanced Energy
Industries, Inc. †	32,900	464,877	35,100	495,963	—	—
Advantest Corp. (Japan)	8,900	1,053,937	9,000	1,065,779	2,300	272,366
Asyst Technologies, Inc. †	87,700	912,957	92,600	963,966	—	—
Cymer, Inc. †	10,500	477,120	11,300	513,472	—	—
Greatek Electronics, Inc.
(Taiwan)	850,000	1,062,706	—	—	—	—
Himax Technologies, Inc. ADR
(Taiwan) †	23,200	203,000	—	—	—	—
NEC Electronics Corp.
(Japan) †	10,800	437,709	11,400	462,026	2,800	113,480
Photronics, Inc. †	64,600	1,211,896	71,500	1,341,340	14,500	272,020
Siliconware Precision
Industries Co. (Taiwan)	1,370,256	1,779,458	—	—	—	—
Trident Microsystems, Inc. †	15,100	438,806	16,100	467,866	—	—
Veeco Instruments, Inc. †	51,300	1,197,855	56,200	1,312,270	18,400	429,640
		————————————		————————————		————————————
		9,240,321		6,622,682		1,087,506

Software		2.5%		2.4%		1.3%

Ansoft Corp. †	37,700	1,571,713	41,400	1,725,966	6,600	275,154
ANSYS, Inc. †	14,500	785,175	15,500	839,325	—	—
Aspen Technology, Inc. †	43,600	551,540	46,900	593,285	—	—
Autodesk, Inc. †	45,510	1,753,045	50,600	1,949,112	16,600	639,432
BEA Systems, Inc. †	144,070	1,891,639	162,000	2,127,060	53,500	702,455
Blackboard, Inc. †	23,198	659,055	24,923	708,062	—	—
Citrix Systems, Inc. †	61,200	2,319,480	66,600	2,524,140	21,800	826,220
Compuware Corp. †	117,000	916,110	129,400	1,013,202	42,600	333,558
Hyperion Solutions Corp. †	16,970	553,222	19,785	644,991	6,600	215,160
Internet Security
Systems, Inc. †	21,700	520,366	23,200	556,336	—	—
Intuit, Inc. †	27,600	1,468,044	30,300	1,611,657	9,900	526,581
KONAMI Corp. (Japan)	12,600	316,784	14,200	357,010	3,400	85,481
McAfee, Inc. †	95,900	2,333,247	103,200	2,510,856	34,400	836,952
Microsoft Corp. #	436,500	11,877,165	485,731	13,216,741	159,500	4,339,995

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Software continued

MicroStrategy, Inc. †	17,300	$1,821,517	18,784	$1,977,767	2,200	$231,638
NTT Data Corp. (Japan)	511	2,452,836	501	2,404,835	130	624,009
Oracle Corp. †	220,660	3,020,835	243,193	3,329,312	80,100	1,096,569
Parametric Technology Corp. †	24,200	395,186	26,480	432,418	—	—
SonicWall, Inc. †	210,200	1,490,318	231,800	1,643,462	52,700	373,643
SPSS, Inc. †	20,200	639,532	22,300	706,018	7,400	234,284
Synopsys, Inc. †	17,900	400,065	19,600	438,060	—	—
WebEx
Communications, Inc. † (SB)	19,814	667,137	21,165	712,626	—	—
Websense, Inc. †	62,920	1,735,334	71,000	1,958,180	23,200	639,856
		————————————		————————————		————————————
		40,139,345		43,980,421		11,980,987

Technology		0.4%		0.3%		0.2%

Advanced Micro Devices, Inc. †	78,400	2,599,744	85,200	2,825,232	27,700	918,532
Freescale Semiconductor, Inc.
Class B †	38,438	1,067,423	42,781	1,188,028	14,013	389,141
ON Semiconductor Corp. †	88,000	638,880	94,000	682,440	—	—
Solarworld AG (Germany)	373	97,839	—	—	—	—
Solectron Corp. †	368,800	1,475,200	398,900	1,595,600	129,400	517,600
		————————————		————————————		————————————
		5,879,086		6,291,300		1,825,273

Technology Services		1.1%		1.1%		0.5%

Covansys Corp. †	15,800	271,602	16,667	286,506	—	—
CSG Systems
International, Inc. †	18,000	418,680	19,400	451,244	—	—
Factset Research Systems, Inc.	20,200	895,870	21,500	953,525	—	—
Global Payments, Inc.	18,800	996,588	20,600	1,092,006	6,700	355,167
Google, Inc. Class A †	12,300	4,797,000	13,400	5,226,000	4,300	1,677,000
Infospace, Inc. †	26,600	743,470	29,100	813,345	9,800	273,910
MTS Systems Corp.	72,700	3,041,041	79,250	3,315,028	15,200	635,816
Sykes Enterprises, Inc. †	135,600	1,922,808	148,000	2,098,640	31,600	448,088
Transaction Systems
Architects, Inc. †	24,600	767,766	27,100	845,791	9,000	280,890
Trizetto Group †	130,100	2,288,459	144,300	2,538,237	38,500	677,215
United Internet AG (Germany)	8,156	524,426	—	—	—	—
United Online, Inc.	121,100	1,557,346	134,700	1,732,242	44,200	568,412
		————————————		————————————		————————————
		18,225,056		19,352,564		4,916,498

Transportation		1.9%		1.4%		0.8%

Air China, Ltd. (China) †	2,878,000	1,106,402	—	—	—	—
Alaska Air Group, Inc. †	27,160	962,822	29,800	1,056,410	10,000	354,500
AP Moller - Maersk A/S
(Denmark)	301	2,582,497	296	2,539,598	77	660,639
Arriva PLC (United Kingdom)	163,881	1,749,367	160,924	1,717,802	42,879	457,717
Bergesen Worldwide Gas ASA
(Norway) †	25,100	329,035	—	—	—	—
British Airways PLC
(United Kingdom) †	161,692	990,592	115,208	705,812	31,475	192,829
Canadian National Railway Co.
(Canada)	11,274	511,549	—	—	—	—
Central Japan Railway Co. (Japan)	398	3,914,207	393	3,865,033	102	1,003,138
China Shipping Development Co.
(China)	1,272,000	997,127	—	—	—	—
CNF Transportation, Inc.	25,730	1,284,956	28,480	1,422,291	9,300	464,442
Deutsche Lufthansa AG
(Germany)	27,027	482,691	32,100	573,293	7,600	135,733
DSV, De Sammensluttede
Vognmaend A/S (Denmark)	3,550	472,128	3,725	495,402	925	123,019

COMMON STOCKS*	Growth 83.6%		Balanced 68.8%		Conservative 36.5%

	Shares	Value	Shares	Value	Shares	Value

Transportation continued

East Japan Railway Co. (Japan)	34	$251,374	—	$—	—	$—
ExpressJet Holdings, Inc. †	102,450	762,228	115,441	858,881	37,577	279,573
FedEx Corp.	12,280	1,386,903	13,200	1,490,808	4,600	519,524
General Maritime Corp.	15,000	500,100	15,960	532,106	—	—
Hanjin Shipping (South Korea)	36,140	859,471	—	—	—	—
Korean Air Co., Ltd.
(South Korea)	24,980	797,405	—	—	—	—
National Express Group PLC
(United Kingdom)	45,549	746,509	47,602	780,156	12,529	205,339
Neptune Orient Lines, Ltd.
(Singapore)	484,000	652,255	485,000	653,603	133,000	179,235
Norfolk Southern Corp.	53,960	2,917,617	59,400	3,211,758	19,900	1,075,993
Orient Overseas International,
Ltd. (Hong Kong)	144,000	487,145	154,000	520,975	40,000	135,318
Overseas Shipholding Group	10,600	508,058	11,700	560,781	3,900	186,927
Precious Shipping PCL
(Thailand)	1,303,500	955,986	—	—	—	—
Singapore Airlines, Ltd.
(Singapore)	85,000	734,165	88,000	760,077	23,000	198,656
Southwest Airlines Co.	147,600	2,655,324	164,200	2,953,958	53,900	969,661
Thai Airways International
(Thailand)	449,200	537,633	—	—	—	—
WAN HAI Lines, Ltd. (Taiwan)	622,330	385,298	—	—	—	—
World Air Holdings, Inc. †	48,400	475,288	53,000	520,460	—	—
		————————————		————————————		————————————
		30,996,132		25,219,204		7,142,243

Utilities & Power		2.4%		2.0%		1.2%

American Electric
Power Co., Inc.	56,300	1,915,326	60,900	2,071,818	19,700	670,194
E.On AG (Germany)	30,755	3,380,851	30,185	3,318,192	7,800	857,442
Edison International	53,570	2,206,013	59,915	2,467,300	19,800	815,364
EDP - Energias do Brasil SA
(Brazil)	118,700	1,651,635	—	—	—	—
Electric Power Development Co.
(Japan)	19,000	600,958	19,800	626,262	5,200	164,473
Energen Corp.	84,080	2,942,800	91,700	3,209,500	24,606	861,210
Energias de Portugal (EDP) SA
(Portugal)	185,697	728,007	207,556	813,703	64,538	253,015
Enersis SA (Chile)	2,682,159	643,718	—	—	—	—
Equitable Resources, Inc.	33,500	1,223,085	38,700	1,412,937	12,400	452,724
FirstEnergy Corp.	20,900	1,022,010	22,600	1,105,140	7,300	356,970
Korea Electric Power Corp.
(South Korea)	20,830	874,938	—	—	—	—
MDU Resources Group, Inc.	27,300	913,185	29,900	1,000,155	9,900	331,155
National Fuel Gas Co.	43,700	1,429,864	50,300	1,645,816	17,600	575,872
National Grid PLC
(United Kingdom)	59,795	593,697	62,491	620,465	16,447	163,300
NICOR, Inc. (SG) (SB) (SC)	23,800	941,528	26,200	1,036,472	8,600	340,216
Ormat Technologies, Inc.	11,300	430,530	12,400	472,440	—	—
Osaka Gas Co., Ltd. (Japan)	589,000	2,137,222	581,000	2,108,193	150,000	544,284
PG&E Corp.	113,400	4,411,260	126,200	4,909,180	41,400	1,610,460
RWE AG (Germany)	10,925	950,464	10,676	928,801	2,873	249,948
Scottish and Southern Energy
PLC (United Kingdom)	17,632	346,156	—	—	—	—
South Jersey Industries, Inc.	22,700	619,029	25,300	689,931	8,300	226,341
Suez SA (France)	60,741	2,390,110	59,980	2,360,165	15,461	608,378
TXU Corp.	76,200	3,410,712	82,200	3,679,272	27,400	1,226,424
Vector, Ltd. (New Zealand)	220,474	378,548	246,139	422,614	60,761	104,325

COMMON STOCKS*		Growth 83.6%		Balanced 68.8%		Conservative 36.5%

		Shares	Value	Shares	Value	Shares	Value

Utilities & Power continued

Veolia Environnement (France)		37,771	$2,094,564	33,099	$1,835,482	8,565	$474,966
Westar Energy, Inc.		24,600	511,926	25,900	538,979	—	—
			————————————		————————————		———————————
			38,748,136		37,272,817		10,887,061

Total common stocks
$1,131,926,272,
$1,071,987,011 and $273,379,275)			$1,343,016,633		$1,271,939,864		$337,728,159

CORPORATE BONDS AND NOTES*		Growth 3.5%		Balanced 6.4%		Conservative 8.9%

		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Basic Materials			0.4%		0.5%		0.6%

Abitibi-Consolidated Finance,
LP company guaranty
7 7/8s, 2009		$60,000	$59,400	$75,000	$74,250	$40,000	$39,600
Abitibi-Consolidated, Inc.
bonds 8.55s, 2010
(Canada)		130,000	130,650	175,000	175,875	—	—
Abitibi-Consolidated, Inc.
debs. 8.85s, 2030
(Canada)		45,000	40,388	55,000	49,363	30,000	26,925
Abitibi-Consolidated, Inc.
notes 7 3/4s, 2011
(Canada)		45,000	43,425	55,000	53,075	30,000	28,950
AK Steel Corp. company
guaranty 7 3/4s, 2012		215,000	217,419	265,000	267,981	140,000	141,575
BCP Crystal US Holdings
Corp. sr. sub. notes
9 5/8s, 2014		290,000	321,175	410,000	454,075	190,000	210,425
Chaparral Steel Co.
company guaranty
10s, 2013		170,000	189,550	225,000	250,875	110,000	122,650
Chevron Phillips
Chemical Co., LLC
notes 5 3/8s, 2007		—	—	770,000	770,171	495,000	495,110
Cognis Holding GMBH &
Co. 144A sr. notes
11.644s, 2015
(Germany)	EUR	75,393	89,857	95,000	113,226	50,000	59,593
Compass Minerals
International, Inc. sr.
notes stepped-coupon
zero % (12 3/4s,
12/15/07), 2012 ††		$160,000	148,000	$ 165,000	152,625	$50,000	46,250
Covalence Specialty
Materials Corp. 144A
sr. sub. notes
10 1/4s, 2016		205,000	215,250	255,000	267,750	130,000	136,500
Crystal US Holdings, LLC
sr. disc. notes
stepped-coupon
Ser. A, zero %
(10s, 10/1/09), 2014 ††		15,000	11,700	—	—	—	—
Dow Chemical Co. (The)
Pass Through Trust 144A
company guaranty
4.027s, 2009		—	—	270,000	255,823	320,000	303,198

CORPORATE BONDS AND NOTES*		Growth 3.5%		Balanced 6.4%		Conservative 8.9%

		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Basic Materials continued

Equistar Chemicals,
LP/Equistar Funding Corp.
company guaranty
10 1/8s, 2008		$350,000	$371,875	$473,000	$502,563	$222,000	$235,875
Georgia-Pacific Corp.
debs. 9 1/2s, 2011		130,000	142,350	135,000	147,825	65,000	71,175
Georgia-Pacific Corp.
notes 8 1/8s, 2011		—	—	140,000	145,600	140,000	145,600
Graphic Packaging
International Corp
sr. sub. notes 9 1/2s, 2013		55,000	51,425	70,000	65,450	35,000	32,725
Huntsman International, LLC
company guaranty
10 1/8s, 2009		130,000	133,250	175,000	179,375	80,000	82,000
Huntsman, LLC company
guaranty 11 5/8s, 2010		156,000	176,670	211,000	238,958	—	—
ICI Wilmington, Inc. company
guaranty 5 5/8s, 2013		—	—	255,000	246,850	245,000	237,169
Ineos Group Holdings PLC
144A bonds 7 7/8s, 2016
(United Kingdom)	EUR	115,000	134,628	145,000	169,748	75,000	87,801
Innophos, Inc. company
guaranty 8 7/8s, 2014		$175,000	182,000	$250,000	260,000	$115,000	119,600
Ispat Inland ULC sec.
notes 9 3/4s, 2014		60,000	67,875	70,000	79,188	35,000	39,594
Lubrizol Corp. (The)
sr. notes 5 1/2s, 2014		—	—	100,000	96,840	95,000	91,998
Lyondell Chemical Co.
notes Ser. A, 9 5/8s, 2007		225,000	232,313	320,000	330,400	151,000	155,908
MDP Acquisitions PLC
sr. notes 9 5/8s, 2012
(Ireland)		285,000	301,388	405,000	428,288	190,000	200,925
Metals USA, Inc. 144A sec.
notes 11 1/8s, 2015		125,000	137,500	155,000	170,500	80,000	88,000
Nalco Co. sr. sub. notes
8 7/8s, 2013		230,000	239,200	295,000	306,800	145,000	150,800
Nell AF S.a.r.l. 144A
sr. notes 8 3/8s, 2015
(Luxembourg)		105,000	104,213	80,000	79,400	—	—
Nell AF S.a.r.l. 144A
sr. notes 8 3/8s, 2015
(Luxembourg)	EUR	—	—	50,000	63,223	55,000	69,545
Newmont Mining Corp.
notes 5 7/8s, 2035		$—	—	$145,000	135,559	$135,000	126,210
NewPage Corp. sec.
notes 10s, 2012		165,000	173,250	205,000	215,250	110,000	115,500
Norske Skog Canada, Ltd.
company guaranty
Ser. D, 8 5/8s,
2011 (Canada)		155,000	155,775	216,000	217,080	100,000	100,500
Novelis, Inc. 144A
sr. notes 7 3/4s, 2015		410,000	393,600	515,000	494,400	270,000	259,200
Potash Corp. of
Saskatchewan notes
7 3/4s, 2011 (Canada)		—	—	105,000	114,649	105,000	114,649
PQ Corp. 144A company
guaranty 7 1/2s, 2013		180,000	172,800	225,000	216,000	115,000	110,400
Rockwood Specialties
Group, Inc. sub.
notes 7 1/2s, 2014		170,000	170,850	240,000	241,200	110,000	110,550

CORPORATE BONDS AND NOTES*	Growth 3.5%		Balanced 6.4%		Conservative 8.9%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Basic Materials continued

Smurfit Capital Funding PLC
debs. 7 1/2s, 2025 (Ireland)	$15,000	$13,950	$5,000	$4,650	$10,000	$9,300
Steel Dynamics, Inc. company
guaranty 9 1/2s, 2009	210,000	218,400	300,000	312,000	120,000	124,800
Sterling Chemicals, Inc. sec.
notes 10s, 2007 ‡‡	102,282	97,424	—	—	68,188	64,949
Stone Container Corp.
sr. notes 9 3/4s, 2011	430,000	442,900	535,000	551,050	265,000	272,950
Teck Cominco, Ltd.
notes 6 1/8s,
2035 (Canada)	—	—	140,000	131,718	140,000	131,718
Teck Cominco, Ltd.
notes 5 3/8s, 2015
(Canada)	—	—	25,000	24,035	25,000	24,035
United States Steel Corp.
sr. notes 9 3/4s, 2010	80,000	86,400	105,000	113,400	76,000	82,080
Weyerhaeuser Co. debs.
7.95s, 2025	—	—	205,000	227,100	185,000	204,944
Weyerhaeuser Co. debs.
7 3/8s, 2032	—	—	180,000	192,207	180,000	192,207
Weyerhaeuser Co. notes
6 3/4s, 2012	—	—	85,000	88,486	110,000	114,512
Wheeling-Pittsburgh
Steel Corp. sr. notes 6s,
2010 ‡‡	—	—	—	—	413	329
Wheeling-Pittsburgh
Steel Corp. sr. notes 5s,
2011 ‡‡	—	—	—	—	688	549
		————————————		————————————		————————————
		5,666,850		9,674,881		5,578,873

Capital Goods		0.3%		0.4%		0.5%

Alliant Techsystems, Inc.
sr. sub. notes 6 3/4s, 2016	155,000	156,938	190,000	192,375	95,000	96,188
Allied Waste North
America, Inc. company
guaranty Ser. B, 8 1/2s, 2008	370,000	386,650	—	—	—	—
Allied Waste North
America, Inc. sec.
notes Ser. B, 5 3/4s, 2011	10,000	9,525	120,000	114,300	55,000	52,388
Amsted Industries, Inc. 144A
sr. notes 10 1/4s, 2011	15,000	16,538	20,000	22,050	10,000	11,025
Argo-Tech Corp.
sr. notes 9 1/4s, 2011	130,000	137,150	170,000	179,350	80,000	84,400
BE Aerospace, Inc.
sr. notes 8 1/2s, 2010	70,000	74,375	—	—	—	—
Blount, Inc.
sr. sub. notes 8 7/8s, 2012	145,000	150,800	190,000	197,600	105,000	109,200
Browning-Ferris Industries, Inc.
debs. 7.4s, 2035	—	—	518,000	480,445	245,000	227,238
Bunge, Ltd. Finance Corp.
notes 5.35s, 2014	—	—	200,000	191,907	195,000	187,109
Case New Holland, Inc.
company guaranty
9 1/4s, 2011	175,000	186,813	225,000	240,188	110,000	117,425
Crown Americas, LLC/
Crown Americas Capital
Corp. 144A sr. notes
7 5/8s, 2013	275,000	284,625	350,000	362,250	170,000	175,950

CORPORATE BONDS AND NOTES*		Growth 3.5%		Balanced 6.4%		Conservative 8.9%

		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Capital Goods continued

Crown Cork & Seal Co., Inc.
debs. 8s, 2023		$60,000	$57,750	$75,000	$72,188	$40,000	$38,500
Decrane Aircraft Holdings Co.
company guaranty zero %,
2008 ‡		—	—	—	—	227,000	149,820
Earle M. Jorgensen Co. sec.
notes 9 3/4s, 2012		315,000	340,988	390,000	422,175	200,000	216,500
Graham Packaging Co., Inc
company guaranty
8 1/2s, 2012		30,000	30,450	35,000	35,350	20,000	20,200
Greenbrier Cos., Inc. company
guaranty 8 3/8s, 2015		120,000	125,700	145,000	151,888	75,000	78,563
Invensys PLC notes 9 7/8s,
2011 (United Kingdom)		110,000	116,875	155,000	164,688	70,000	74,375
K&F Acquisitions, Inc. company
guaranty 7 3/4s, 2014		75,000	75,938	95,000	96,188	50,000	50,625
L-3 Communications Corp.
company guaranty
7 5/8s, 2012		290,000	299,425	553,000	570,973	181,000	186,883
L-3 Communications Corp.
company guaranty
6 1/8s, 2013		75,000	73,125	—	—	—	—
L-3 Communications Corp.
sr. sub. notes 5 7/8s, 2015		—	—	155,000	147,638	190,000	180,975
L-3 Communications Corp.
sr. sub. notes Class B,
6 3/8s, 2015		170,000	167,450	355,000	349,675	230,000	226,550
Legrand SA debs. 8 1/2s,
2025 (France)		120,000	147,000	160,000	196,000	75,000	91,875
Lockheed Martin Corp.
bonds 8 1/2s, 2029		—	—	235,000	305,110	260,000	337,568
Manitowoc Co., Inc. (The)
company guaranty
10 1/2s, 2012		185,000	202,575	233,000	255,135	118,000	129,210
Manitowoc Co., Inc. (The)
sr. notes 7 1/8s, 2013		40,000	40,800	50,000	51,000	25,000	25,500
Milacron Escrow Corp. sec.
notes 11 1/2s, 2011		55,000	50,325	85,000	77,775	35,000	32,025
Mueller Group, Inc.
sr. sub. notes 10s, 2012		200,000	219,000	250,000	273,750	130,000	142,350
Owens Brockway Glass
Container, Inc.
company guaranty
6 3/4s, 2014	EUR	160,000	197,569	180,000	222,265	100,000	123,481
Owens-Brockway
Glass sr. sec.
notes 8 3/4s, 2012		$320,000	342,400	$420,000	449,400	$210,000	224,700
Plastipak Holdings, Inc.
144A sr. notes
8 1/2s, 2015		80,000	81,600	100,000	102,000	50,000	51,000
Pliant Corp. company
guaranty 13s,
2010 (In default) †		—	—	—	—	30,000	11,550
Raytheon Co. debs.
6 3/4s, 2018		—	—	165,000	177,654	125,000	134,586
Sealed Air Corp. 144A
notes 5 5/8s, 2013		—	—	205,000	199,241	135,000	131,207
Siebe PLC 144A
sr. unsub. 6 1/2s, 2010
(United Kingdom)		15,000	13,988	20,000	18,650	10,000	9,325

CORPORATE BONDS AND NOTES*	Growth 3.5%		Balanced 6.4%		Conservative 8.9%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Capital Goods continued

Solo Cup Co.
sr. sub. notes
8 1/2s, 2014	$150,000	$141,000	$200,000	$188,000	$95,000	$89,300
TD Funding Corp.
company guaranty
8 3/8s, 2011	215,000	224,675	265,000	276,925	140,000	146,300
Tekni-Plex, Inc. 144A sec.
notes 10 7/8s, 2012	90,000	99,675	115,000	127,363	60,000	66,450
Terex Corp. company
guaranty 7 3/8s, 2014	245,000	251,125	328,000	336,200	151,000	154,775
		————————————		————————————		————————————
		4,702,847		7,247,696		4,185,116

Communication Services		0.3%		0.6%		0.9%

Alamosa Delaware, Inc.
company guaranty
12s, 2009	97,000	104,518	215,000	231,663	—	—
Alamosa Delaware, Inc.
company guaranty
11s, 2010	131,000	145,373	103,000	114,301	128,000	142,044
American Cellular Corp.
sr. notes Ser. B,
10s, 2011	260,000	282,100	335,000	363,475	160,000	173,600
American Towers, Inc.
company guaranty
7 1/4s, 2011	190,000	198,075	250,000	260,625	125,000	130,313
Ameritech Capital Funding
company guaranty
6 1/4s, 2009	—	—	450,000	457,650	295,000	300,015
AT&T Corp. sr. notes
9 3/4s, 2031	—	—	145,000	173,139	140,000	167,169
AT&T Wireless Services, Inc.
sr. notes 8 3/4s, 2031	—	—	495,000	626,941	515,000	652,272
Centennial Cellular
Operating Co., LLC
company guaranty
10 1/8s, 2013	100,000	109,250	155,000	169,338	—	—
Centennial Cellular
Operating Co., LLC
sr. sub. notes
10 3/4s, 2008	74,000	75,573	100,000	102,125	104,000	106,210
Cincinnati Bell, Inc. company
guaranty 7 1/4s, 2013	300,000	308,250	425,000	436,688	180,000	184,950
Citizens Communications Co.
notes 9 1/4s, 2011	340,000	373,150	480,000	526,800	225,000	246,938
Citizens Communications Co.
sr. notes 6 1/4s, 2013	—	—	145,000	141,013	140,000	136,150
Deutsche Telekom International
Finance BV company
guaranty 8 1/4s, 2030
(Germany)	—	—	280,000	334,945	275,000	328,964
Dobson Communications Corp.
sr. notes 8 7/8s, 2013	270,000	271,350	345,000	346,725	170,000	170,850
France Telecom notes 8 1/2s,
2031 (France)	—	—	20,000	24,982	—	—
France Telecom notes 7 3/4s,
2011 (France)	—	—	335,000	365,857	345,000	376,778
Horizon PCS, Inc. company
guaranty 11 3/8s, 2012	30,000	34,275	40,000	45,700	20,000	22,850

CORPORATE BONDS AND NOTES*	Growth 3.5%		Balanced 6.4%		Conservative 8.9%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Communication Services continued

Inmarsat Finance PLC
company guaranty
7 5/8s, 2012
(United Kingdom)	$163,000	$167,075 $	228,000 $	233,700	$107,000	$109,675
Intelsat Subsidiary Holding
Co, Ltd. company
guaranty 8 7/8s, 2015
(Bermuda)	190,000	196,175	265,000	273,613	125,000	129,063
iPCS, Inc. sr. notes
11 1/2s, 2012	140,000	159,600	200,000	228,000	95,000	108,300
Qwest Corp. notes
8 7/8s, 2012	530,000	592,275	720,000	804,600	330,000	368,775
Qwest Corp. sr. notes
7 5/8s, 2015	115,000	123,050	155,000	165,850	75,000	80,250
Rogers Wireless, Inc.
sec. notes 9 5/8s,
2011 (Canada)	220,000	251,350	315,000	359,888	145,000	165,663
Rural Cellular Corp.
sr. sub. notes
9 3/4s, 2010	235,000	238,525	315,000	319,725	155,000	157,325
SBA Communications Corp.
sr. notes 8 1/2s, 2012	39,000	43,290	52,000	57,720	26,000	28,860
SBA Telecommunications,
Inc./SBA Communications
Corp. sr. disc. notes
stepped-coupon zero %
(9 3/4s, 12/15/07), 2011 ††	97,000	92,635	147,000	140,385	65,000	62,075
Southwestern Bell Telephone
debs. 7s, 2027	—	—	—	—	110,000	108,538
Sprint Capital Corp.
company guaranty
7 5/8s, 2011	—	—	270,000	292,004	190,000	205,484
Sprint Capital Corp.
company guaranty
6.9s, 2019	—	—	295,000	315,152	285,000	304,469
Sprint Capital Corp.
company guaranty
6 7/8s, 2028	—	—	530,000	546,819	665,000	686,103
Sprint Capital Corp.
notes 8 3/8s, 2012	—	—	—	—	65,000	73,444
Syniverse Technologies, Inc.
sr. sub. notes Ser. B,
7 3/4s, 2013	65,000	65,081	85,000	85,106	40,000	40,050
Telecom Italia Capital SA
company guaranty
6 3/8s, 2033
(Luxembourg)	—	—	95,000	89,519	65,000	61,250
Telecom Italia Capital SA
company guaranty
5 1/4s, 2013
(Luxembourg)	—	—	285,000	270,039	265,000	251,089
Telecom Italia Capital SA
company guaranty
4s, 2010
(Luxembourg)	—	—	240,000	226,176	270,000	254,448
Telecom Italia Capital SA
notes 5 1/4s, 2015
(Luxembourg)	—	—	215,000	200,488	240,000	223,800

CORPORATE BONDS AND NOTES*	Growth 3.5%			Balanced 6.4%		Conservative 8.9%

	Principal			Principal		Principal
	amount		Value	amount	Value	amount	Value

Communication Services continued

Telefonica Europe BV company
guaranty 8 1/4s, 2030
(Netherlands)	$—	$	— $	125,000 $	144,757 $	120,000 $	138,966
U S West, Inc. debs.
7 1/4s, 2025	85,000		87,125	115,000	117,875	55,000	56,375
Verizon New England, Inc.
sr. notes 6 1/2s, 2011	—		—	245,000	248,724	365,000	370,548
Verizon New Jersey, Inc.
debs. 8s, 2022	—		—	160,000	173,655	165,000	179,082
Verizon Pennsylvania, Inc.
debs. 8.35s, 2030	—		—	440,000	492,326	350,000	391,623
Verizon Virginia, Inc.
debs. Ser. A, 4 5/8s, 2013	—		—	—	—	120,000	109,440
Vodafone Group PLC
notes 5 3/4s, 2016
(United Kingdom)	—		—	245,000	240,039	265,000	259,634
			————————————		————————————		————————————
			3,918,095		10,748,127		8,063,432

Conglomerates			—%		—%		—%

Tyco International Group SA
company guaranty 6 3/4s, 2011
(Luxembourg)	—		—	200,000	208,015	285,000	296,422

Consumer Cyclicals			0.8%		1.2%		1.6%

Affinion Group, Inc. 144A
company guaranty 10 1/8s,
2013	160,000		162,400	205,000	208,075	105,000	106,575
American Media, Inc.
company guaranty Ser. B,
10 1/4s, 2009	200,000		183,000	250,000	228,750	130,000	118,950
ArvinMeritor, Inc.
notes 8 3/4s, 2012	140,000		137,900	200,000	197,000	95,000	93,575
Associated Materials, Inc.
company guaranty
9 3/4s, 2012	190,000		197,125	235,000	243,813	120,000	124,500
Autonation, Inc. company
guaranty 9s, 2008	205,000		221,400	290,000	313,200	115,000	124,200
Beazer Homes USA, Inc.
company guaranty
8 5/8s, 2011	120,000		125,400	169,000	176,605	78,000	81,510
Bon-Ton Stores, Inc. (The)
144A sr. notes 10 1/4s,
2014 (R)	220,000		211,640	270,000	259,740	140,000	134,680
Boyd Gaming Corp.
sr. sub. notes
7 3/4s, 2012	230,000		240,925	350,000	366,625	160,000	167,600
Boyd Gaming Corp.
sr. sub. notes
7 1/8s, 2016	145,000		146,994	180,000	182,475	95,000	96,306
CanWest Media, Inc.
company guaranty 8s,
2012 (Canada)	186,391		191,051	226,071	231,723	119,145	122,124
Cendant Corp. notes
6 1/4s, 2010	—		—	395,000	405,221	400,000	410,350
Cenveo Corp,
sr. sub. notes
7 7/8s, 2013	205,000		200,388	255,000	249,263	135,000	131,963
Corrections Corporation
of America sr. notes
7 1/2s, 2011	125,000		128,750	160,000	164,800	85,000	87,550

CORPORATE BONDS AND NOTES*	Growth 3.5%		Balanced 6.4%		Conservative 8.9%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Cyclicals continued

D.R. Horton, Inc.
sr. notes 7 7/8s, 2011 $	— $	— $	115,000 $	123,050 $	130,000 $	139,100
D.R. Horton, Inc.
sr. notes 5 7/8s, 2013	—	—	140,000	133,350	365,000	347,664
DaimlerChrysler NA
Holding Corp. company
guaranty 8s, 2010	—	—	785,000	844,459	595,000	640,068
DaimlerChrysler NA
Holding Corp. company
guaranty 7.2s, 2009	—	—	175,000	182,730	310,000	323,694
DaimlerChrysler NA
Holding Corp. company
guaranty 6 1/2s, 2013	—	—	35,000	35,544	50,000	50,777
Dana Corp. notes 5.85s, 2015	75,000	56,625	25,000	18,875	62,000	46,810
Dex Media, Inc. notes 8s, 2013	165,000	169,950	200,000	206,000	105,000	108,150
Ford Motor Co. notes
7.45s, 2031	265,000	196,763	340,000	252,450	165,000	122,513
Ford Motor Credit Corp.
bonds 7 3/8s, 2011	280,000	257,590	360,000	331,187	180,000	165,594
Ford Motor Credit Corp.
FRN 7.68s, 2007	—	—	255,000	251,246	250,000	246,320
Ford Motor Credit Corp.
notes 7 7/8s, 2010	735,000	689,038	930,000	871,844	455,000	426,547
Ford Motor Credit Corp.
notes 7 3/4s, 2007	—	—	20,000	19,695	—	—
Ford Motor Credit Corp.
notes 7 3/8s, 2009	—	—	585,000	549,978	700,000	658,093
Ford Motor Credit Corp.
notes 6 3/8s, 2008	—	—	215,000	200,681	235,000	219,349
Ford Motor Credit Corp.
notes 5 5/8s, 2008	—	—	402,000	367,627	421,000	385,002
General Motors
Acceptance Corp. FRN
Ser. 5.55s, 2007	—	—	400,000	388,416	405,000	393,271
General Motors
Acceptance Corp. FRN
Ser. MTN, 5.645s, 2006	—	—	244,000	243,303	286,000	285,183
General Motors
Acceptance Corp. FRN
Ser. MTN, 5.62s, 2007	—	—	395,000	386,934	360,000	352,648
General Motors
Acceptance Corp. FRN
Ser. MTN, 5.5s, 2007	—	—	245,000	241,116	235,000	231,275
General Motors
Acceptance Corp. notes
7 3/4s, 2010	140,000	136,502	180,000	175,502	95,000	92,626
General Motors
Acceptance Corp. notes
6 7/8s, 2012	500,000	461,256	630,000	581,182	325,000	299,816
General Motors
Acceptance Corp. notes
6 7/8s, 2011	475,000	442,738	605,000	563,908	295,000	274,963
General Motors
Acceptance Corp. notes
6 3/4s, 2014	195,000	175,540	230,000	207,047	130,000	117,027
General Motors
Acceptance Corp. notes
5 1/8s, 2008	115,000	108,229	145,000	136,463	70,000	65,878

CORPORATE BONDS AND NOTES*		Growth 3.5%		Balanced 6.4%		Conservative 8.9%

		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Consumer Cyclicals continued

Goodman Global
Holding Co., Inc.
sr. notes FRN Ser. B,
7.491s, 2012		$15,000 $	15,263	$25,000 $	25,438	$10,000 $	10,175
Goodman Global
Holding Co., Inc.
sr. sub. notes 7 7/8s, 2012		165,000	162,938	210,000	207,375	105,000	103,688
Goodyear Tire & Rubber Co.
(The) notes 7.857s, 2011		180,000	175,950	217,000	212,118	115,000	112,413
Goodyear Tire & Rubber Co.
(The) sr. notes 9s, 2015		135,000	137,025	165,000	167,475	80,000	81,200
GSC Holdings Corp. 144A
company guaranty 8s, 2012		145,000	143,913	190,000	188,575	90,000	89,325
GTECH Holdings Corp.
notes 4 3/4s, 2010		—	—	150,000	145,893	145,000	141,030
Harrah’s Operating Co., Inc.
company guaranty
5 3/4s, 2017		—	—	190,000	179,911	190,000	179,911
Hertz Corp. 144A
sr. notes 8 7/8s, 2014		140,000	145,250	175,000	181,563	90,000	93,375
Hilton Hotels Corp.
notes 8 1/4s, 2011		—	—	280,000	302,902	275,000	297,493
Host Marriott, LP
sr. notes Ser. M, 7s,
2012 (R)		320,000	326,800	450,000	459,563	210,000	214,463
Houghton Mifflin Co.
sr. sub. notes
9 7/8s, 2013		280,000	301,000	395,000	424,625	185,000	198,875
Jacuzzi Brands, Inc. sec.
notes 9 5/8s, 2010		75,000	80,438	95,000	101,888	50,000	53,625
Johnson Controls, Inc.
sr. notes 5 1/2s, 2016		—	—	175,000	169,712	190,000	184,259
Jostens IH Corp. company
guaranty 7 5/8s, 2012		190,000	187,625	265,000	261,688	125,000	123,438
K. Hovnanian Enterprises, Inc.
sr. notes 6 1/2s, 2014		190,000	178,163	265,000	248,490	125,000	117,212
Lamar Media Corp.
company guaranty
7 1/4s, 2013		185,000	189,625	260,000	266,500	120,000	123,000
Lear Corp. sr. notes
8 1/8s, 2008	EUR	25,000	29,312	30,000	35,175	15,000	17,587
Levi Strauss & Co.
sr. notes 9 3/4s, 2015		$50,000	52,625	$75,000	78,938	$40,000	42,100
Levi Strauss & Co. 144A
sr. notes 8 7/8s, 2016		115,000	115,288	145,000	145,363	75,000	75,188
May Department Stores
Co. (The) notes
5 3/4s, 2014		—	—	75,000	74,603	70,000	69,629
MeriStar Hospitality Corp.
company guaranty 9 1/8s,
2011 (R)		210,000	243,075	285,000	329,888	130,000	150,475
Meritage Homes Corp.
company guaranty
6 1/4s, 2015		200,000	177,000	285,000	252,225	130,000	115,050
MGM Mirage, Inc.
sr. notes 6 3/4s, 2012		315,000	314,606	436,000	435,455	216,000	215,730
Mohegan Tribal Gaming
Authority
sr. sub. notes 6 3/8s, 2009		90,000	89,550	130,000	129,350	59,000	58,705

CORPORATE BONDS AND NOTES*	Growth 3.5%		Balanced 6.4%		Conservative 8.9%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Cyclicals continued

Movie Gallery, Inc.
sr. unsecd. notes 11s, 2012 $	50,000 $	24,750 $	75,000 $	37,125	$5,000 $	17,325
Neiman-Marcus Group, Inc.
144A sr. notes 9s, 2015	260,000	274,950	335,000	354,263	165,000	174,488
NTK Holdings, Inc. sr. disc.
notes zero %, 2014	240,000	175,200	295,000	215,350	150,000	109,500
Omnicom Group, Inc.
sr. notes 5.9s, 2016	—	—	140,000	137,823	150,000	147,667
Owens Corning notes 7 1/2s,
2005 (In default) † ****	145,000	116,000	200,000	160,000	95,000	76,000
Park Place Entertainment Corp.
sr. notes 7s, 2013	—	—	180,000	187,480	220,000	229,142
Park Place Entertainment Corp.
sr. sub. notes 9 3/8s, 2007	—	—	420,000	433,125	215,000	221,719
Park Place Entertainment Corp.
sr. sub. notes 7 7/8s, 2010	285,000	302,813	—	—	—	—
Pinnacle Entertainment, Inc.
sr. sub. notes 8 1/4s, 2012	160,000	167,600	230,000	240,925	110,000	115,225
PRIMEDIA, Inc. company
guaranty 8 7/8s, 2011	—	—	275,000	268,125	—	—
PRIMEDIA, Inc. sr. notes 8s,
2013	265,000	242,475	70,000	64,050	165,000	150,975
R.H. Donnelley Corp. 144A
sr. disc. notes Ser. A-2,
6 7/8s, 2013	95,000	88,825	115,000	107,525	60,000	56,100
R.H. Donnelley Corp. 144A
sr. notes Ser. A-3, 8 7/8s,
2016	145,000	150,800	180,000	187,200	95,000	98,800
R.H. Donnelly Corp. 144A
sr. disc. notes 6 7/8s, 2013	55,000	51,425	65,000	60,775	35,000	32,725
Samsonite Corp.
sr. sub. notes 8 7/8s, 2011	150,000	158,625	215,000	227,363	100,000	105,750
Scientific Games Corp.
company guaranty
6 1/4s, 2012	165,000	161,494	235,000	230,006	110,000	107,663
Sealy Mattress Co.
sr. sub. notes
8 1/4s, 2014	190,000	198,550	270,000	282,150	125,000	130,625
Standard Pacific Corp.
sr. notes 7s, 2015	145,000	134,125	185,000	171,125	90,000	83,250
Starwood Hotels & Resorts
Worldwide, Inc.
company guaranty
7 7/8s, 2012	325,000	353,438	520,000	565,500	225,000	244,688
Station Casinos, Inc.
sr. notes 6s, 2012	290,000	286,013	405,000	399,431	190,000	187,388
Technical Olympic USA, Inc.
company guaranty
10 3/8s, 2012	115,000	116,150	165,000	166,650	75,000	75,750
Tenneco Automotive, Inc.
company guaranty
8 5/8s, 2014	60,000	60,000	20,000	20,000	30,000	30,000
Tenneco Automotive, Inc. sec.
notes Ser. B,
10 1/4s, 2013	280,000	310,800	395,000	438,450	185,000	205,350
Texas Industries, Inc.
sr. unsecd. notes
7 1/4s, 2013	105,000	108,150	140,000	144,200	65,000	66,950

CORPORATE BONDS AND NOTES*	Growth 3.5%		Balanced 6.4%		Conservative 8.9%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Cyclicals continued

THL Buildco, Inc. (Nortek
Holdings, Inc.)
sr. sub. notes 8 1/2s, 2014 $	190,000	$ 193,325 $	270,000 $	274,725 $	125,000 $	127,188
Trump Entertainment
Resorts, Inc. sec.
notes 8 1/2s, 2015	320,000	311,200	430,000	418,175	200,000	194,500
TRW Automotive, Inc.
sr. notes 9 3/8s, 2013	272,000	294,100	344,000	371,950	98,000	105,963
TRW Automotive, Inc.
sr. sub. notes 11s, 2013	20,000	22,350	25,000	27,938	90,000	100,575
United Auto Group, Inc.
company guaranty
9 5/8s, 2012	175,000	185,281	245,000	259,394	115,000	121,756
Vertis, Inc. company
guaranty Ser. B, 10
7/8s, 2009	240,000	235,800	340,000	334,050	160,000	157,200
WCI Communities, Inc.
company guaranty
9 1/8s, 2012	260,000	264,550	325,000	330,688	170,000	172,975
Wynn Las Vegas, LLC/Wynn
Las Vegas Capital Corp.
1st mtge. 6 5/8s, 2014	270,000	262,238	380,000	369,075	175,000	169,969
		————————————		————————————		————————————
		13,157,677		23,049,226		14,477,403

Consumer Staples		0.5%		0.9%		1.1%

Adelphia Communications
Corp. sr. notes 10 7/8s,
2010 (In default) †	200,000	118,000	270,000	159,300	125,000	73,750
Affinity Group, Inc.
sr. sub. notes 9s, 2012	175,000	175,875	250,000	251,250	115,000	115,575
AMC Entertainment, Inc.
sr. sub. notes 8s, 2014	255,000	227,588	360,000	321,300	143,000	127,628
AMC Entertainment, Inc.
144A company guaranty
11s, 2016	65,000	67,113	80,000	82,600	45,000	46,463
Ashtead Holdings PLC 144A
sr. notes 8 5/8s, 2015
(United Kingdom)	—	—	80,000	83,200	—	—
Brand Services, Inc. company
guaranty 12s, 2012	190,000	203,775	235,000	252,038	125,000	134,063
CCH I, LLC secd. notes
11s, 2015	440,000	365,750	615,000	511,219	174,000	144,638
Charter Communications
Holdings II 144A
sr. notes 10 1/4s, 2010	120,000	117,600	150,000	147,000	115,000	112,700
Charter Communications
Holdings, LLC/Capital
Corp. sr. notes
10 1/4s, 2010	275,000	270,188	265,000	260,363	210,000	206,325
Church & Dwight Co., Inc.
company guaranty
6s, 2012	130,000	127,888	180,000	177,075	85,000	83,619
Cinemark, Inc. sr. disc.
notes stepped-coupon
zero % (9 3/4s, 3/15/07),
2014 ††	405,000	309,825	545,000	416,925	255,000	195,075
Comcast Corp. company
guaranty 5 1/2s, 2011	—	—	85,000	84,072	300,000	296,724
Comcast Corp. company
guaranty 4.95s, 2016	—	—	310,000	282,500	290,000	264,274

CORPORATE BONDS AND NOTES*	Growth 3.5%			Balanced 6.4%		Conservative 8.9%

	Principal			Principal		Principal
	amount	Value		amount	Value	amount	Value

Consumer Staples continued

Constellation Brands, Inc.
company guaranty Ser. B,
8s, 2008	$225,000 $	232,875	$	— $	— $	135,000 $	139,725
Constellation Brands, Inc.
sr. sub. notes Ser. B,
8 1/8s, 2012	—	—		270,000	283,838	—	—
Cox Communications, Inc.
notes 7 3/4s, 2010	—	—		135,000	144,372	200,000	213,884
Cox Communications, Inc.
notes 6 3/4s, 2011	—	—		195,000	199,997	230,000	235,894
Cox Enterprises, Inc. 144A
notes 7 7/8s, 2010	—	—		225,000	239,076	110,000	116,881
CSC Holdings, Inc.
debs. Ser. B, 8 1/8s, 2009	405,000	418,163		570,000	588,525	265,000	273,613
CVS Corp. 144A pass-through
certificates 6.117s, 2013	—	—		214,153	216,551	166,077	167,938
Dean Foods Co.
sr. notes 8.15s, 2007	175,000	178,500		270,000	275,400	141,000	143,820
Del Monte Corp. company
guaranty 6 3/4s, 2015	230,000	224,250		320,000	312,000	150,000	146,250
Del Monte Corp.
sr. sub. notes 8 5/8s, 2012	35,000	36,969		45,000	47,531	20,000	21,125
Delhaize America, Inc. company
guaranty 8 1/8s, 2011	220,000	237,499		650,000	701,700	465,000	501,986
Diageo PLC company
guaranty 8s, 2022	—	—		165,000	199,338	135,000	163,095
DirecTV Holdings, LLC company
guaranty 6 3/8s, 2015	290,000	286,375		395,000	390,063	90,000	88,875
DirecTV Holdings, LLC
sr. notes 8 3/8s, 2013	—	—		—	—	85,000	90,738
Doane Pet Care Co.
sr. sub. notes 10 5/8s, 2015	130,000	137,800		165,000	174,900	80,000	84,800
Dole Food Co.
sr. notes 8 5/8s, 2009	98,000	98,490		197,000	197,985	88,000	88,440
Echostar DBS Corp.
sr. notes 6 3/8s, 2011	440,000	430,100		620,000	606,050	290,000	283,475
Elizabeth Arden, Inc. company
guaranty 7 3/4s, 2014	210,000	215,250		275,000	281,875	130,000	133,250
Fortune Brands, Inc.
notes 5 3/8s, 2016	—	—		240,000	230,370	265,000	254,367
Insight Midwest, LP/Insight
Capital, Inc. sr. notes
10 1/2s, 2010	160,000	168,400		250,000	263,125	—	—
Insight Midwest, LP/Insight
Capital, Inc. sr. notes
9 3/4s, 2009	—	—		—	—	100,000	103,000
Interpublic Group
of Companies, Inc.
notes 6 1/4s, 2014	155,000	131,750		190,000	161,500	100,000	85,000
Jean Coutu Group, Inc.
sr. notes 7 5/8s, 2012
(Canada)	80,000	77,800		110,000	106,975	50,000	48,625
Jean Coutu Group, Inc.
sr. sub. notes 8 1/2s,
2014 (Canada)	125,000	114,688		170,000	155,975	80,000	73,400
Jones Intercable, Inc.
sr. notes 7 5/8s, 2008	—	—		110,000	114,305	25,000	25,978
Kroger Co. company
guaranty 6 3/4s, 2012	—	—		—	—	150,000	156,151

CORPORATE BONDS AND NOTES*	Growth 3.5%		Balanced 6.4%		Conservative 8.9%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Staples continued

Liberty Media Corp.
debs. 8 1/4s, 2030	$195,000 $	188,437 $	245,000 $	236,754 $	120,000 $	115,961
LIN Television Corp. company
guaranty Ser. B, 6 1/2s, 2013	55,000	51,700	70,000	65,800	30,000	28,200
LIN Television Corp.
sr. sub. notes 6 1/2s, 2013	20,000	18,800	25,000	23,500	15,000	14,100
News America Holdings, Inc.
debs. 7 3/4s, 2045	—	—	75,000	80,890	80,000	86,283
News America, Inc.
debs. 7 1/4s, 2018	—	—	225,000	242,975	210,000	226,776
News America, Inc. 144A
notes 6.4s, 2035	—	—	235,000	224,691	305,000	291,621
PanAmSat Corp. company
guaranty 9s, 2014	180,000	189,450	225,000	236,813	110,000	115,775
Paxson Communications Corp.
144A sec. FRN 10.777s, 2013	70,000	69,300	90,000	89,100	45,000	44,550
Paxson Communications Corp.
144A sec. FRN 7.777s, 2012	90,000	90,450	110,000	110,550	60,000	60,300
Pinnacle Foods Holding Corp.
sr. sub. notes 8 1/4s, 2013	210,000	207,900	300,000	297,000	140,000	138,600
Playtex Products, Inc. company
guaranty 9 3/8s, 2011	240,000	250,800	340,000	355,300	160,000	167,200
Prestige Brands, Inc.
sr. sub. notes 9 1/4s, 2012	150,000	151,500	210,000	212,100	100,000	101,000
Rainbow National Services, LLC
144A sr. notes 8 3/4s, 2012	225,000	239,625	320,000	340,800	150,000	159,750
Remington Arms Co., Inc.
company guaranty
10 1/2s, 2011	205,000	169,125	300,000	247,500	125,000	103,125
Rite Aid Corp. debs.
6 7/8s, 2013	70,000	61,250	—	—	—	—
Rite Aid Corp.
sr. notes 9 1/4s, 2013	220,000	214,500	380,000	370,500	180,000	175,500
Sbarro, Inc. company
guaranty 11s, 2009	170,000	172,975	235,000	239,113	110,000	111,925
Sinclair Broadcast Group, Inc.
company guaranty
8 3/4s, 2011	260,000	273,325	390,000	409,988	140,000	147,175
Sirius Satellite Radio, Inc.
sr. unsecd. notes 9 5/8s, 2013	140,000	136,500	180,000	175,500	90,000	87,750
Six Flags, Inc. sr. notes
8 7/8s, 2010	100,000	99,500	140,000	139,300	70,000	69,650
Spectrum Brands, Inc. company
guaranty 7 3/8s, 2015	240,000	208,800	300,000	261,000	155,000	134,850
TCI Communications, Inc.
debs. 9.8s, 2012	—	—	65,000	76,597	50,000	58,921
TCI Communications, Inc.
debs. 8 3/4s, 2015	—	—	175,000	204,766	100,000	117,009
TCI Communications, Inc.
debs. 7 7/8s, 2013	—	—	530,000	581,763	660,000	724,460
Time Warner Entertainment Co.,
LP debs. 8 3/8s, 2023	—	—	25,000	28,266	165,000	186,554
Time Warner, Inc. debs.
9.15s, 2023	—	—	25,000	30,059	105,000	126,249
Time Warner, Inc.
debs. 9 1/8s, 2013	—	—	705,000	816,243	555,000	642,575
United Rentals NA, Inc.
company guaranty
6 1/2s, 2012	200,000	196,000	250,000	245,000	125,000	122,500

CORPORATE BONDS AND NOTES*	Growth 3.5%		Balanced 6.4%		Conservative 8.9%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Staples continued

United Rentals NA, Inc.
sr. sub. notes 7 3/4s, 2013 $	45,000	$ 45,000 $	48,000 $	48,000 $	21,000 $	21,000
United Rentals NA, Inc.
sr. sub. notes 7s, 2014	135,000	129,938	160,000	154,000	85,000	81,813
Universal City Florida
Holding Co. sr. notes
8 3/8s, 2010	185,000	186,388	260,000	261,950	120,000	120,900
Young Broadcasting, Inc.
company guaranty
10s, 2011	185,000	170,663	260,000	239,850	124,000	114,390
		————————————		————————————		————————————
		8,494,437		15,965,961		10,137,606

Energy		0.3%		0.5%		0.5%

Amerada Hess Corp.
bonds 7 7/8s, 2029	—	—	240,000	279,466	270,000	314,399
Arch Western Finance, LLC
sr. notes 6 3/4s, 2013	365,000	362,263	515,000	511,138	240,000	238,200
Bluewater Finance, Ltd.
company guaranty
10 1/4s, 2012
(Cayman Islands)	115,000	120,750	160,000	168,000	75,000	78,750
Buckeye Partners, LP
notes 5.3s, 2014	—	—	115,000	110,798	115,000	110,798
Chaparral Energy, Inc. 144A
sr. notes 8 1/2s, 2015	120,000	124,800	150,000	156,000	75,000	78,000
Chesapeake Energy Corp.
company guaranty
7 3/4s, 2015	383,000	400,235	—	—	—	—
Chesapeake Energy Corp.
sr. notes 7 1/2s, 2013	—	—	515,000	538,175	250,000	261,250
Compton Petroleum Corp.
company guaranty 7 5/8s,
2013 (Canada)	160,000	160,800	200,000	201,000	95,000	95,475
Comstock Resources, Inc.
sr. notes 6 7/8s, 2012	125,000	123,125	175,000	172,375	80,000	78,800
Dresser, Inc. company
guaranty 9 3/8s, 2011	205,000	214,738	275,000	288,063	115,000	120,463
Enbridge Energy Partners, LP
sr. notes 5.35s, 2014	—	—	120,000	114,514	115,000	109,743
Encore Acquisition Co.
sr. sub. notes 6s, 2015	290,000	270,425	402,000	374,865	184,000	171,580
Forest Oil Corp. company
guaranty 7 3/4s, 2014	95,000	97,850	145,000	149,350	135,000	139,050
Forest Oil Corp. sr. notes
8s, 2011	110,000	118,250	270,000	290,250	120,000	129,000
Hanover Compressor Co.
sr. notes 9s, 2014	205,000	220,375	290,000	311,750	135,000	145,125
Harvest Operations Corp.
sr. notes 7 7/8s, 2011
(Canada)	165,000	161,700	205,000	200,900	110,000	107,800
Inergy, LP/Inergy
Finance Corp.
sr. notes 6 7/8s, 2014	260,000	247,000	355,000	337,250	175,000	166,250
Inergy, LP/Inergy
Finance Corp. 144A
sr. notes 8 1/4s, 2016	25,000	25,500	25,000	25,500	15,000	15,300
Kerr-McGee Corp. sec.
notes 6.95s, 2024	180,000	183,112	230,000	233,976	110,000	111,902
Massey Energy Co.
sr. notes 6 5/8s, 2010	190,000	193,325	265,000	269,638	125,000	127,188

CORPORATE BONDS AND NOTES*	Growth 3.5%			Balanced 6.4%		Conservative 8.9%

	Principal			Principal		Principal
	amount		Value	amount	Value	amount	Value

Energy continued

Motiva Enterprises, LLC 144A
sr. notes 5.2s, 2012	$—	$	— $	235,000 $	230,794 $	225,000 $	220,973
Newfield Exploration Co.
sr. notes 7 5/8s, 2011	200,000		212,500	280,000	297,500	130,000	138,125
Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2016	—		—	145,000	145,725	155,000	155,775
Occidental Petroleum Corp.
debs. 10 1/8s, 2009	—		—	390,000	448,344	250,000	287,400
Offshore Logistics, Inc.
company guaranty
6 1/8s, 2013	180,000		169,200	245,000	230,300	115,000	108,100
Oslo Seismic Services, Inc.
1st mtge. 8.28s, 2011	58,372		59,271	84,905	86,212	61,026	61,965
Peabody Energy Corp.
sr. notes 5 7/8s, 2016	290,000		278,400	410,000	393,600	195,000	187,200
Plains Exploration &
Production Co.
sr. sub. notes 8 3/4s, 2012	295,000		314,913	415,000	443,013	200,000	213,500
Pogo Producing Co.
sr. sub. notes 6 7/8s, 2017	145,000		143,188	190,000	187,625	90,000	88,875
Premcor Refining Group, Inc.
sr. notes 7 1/2s, 2015	—		—	75,000	79,142	80,000	84,418
Pride International, Inc.
sr. notes 7 3/8s, 2014	195,000		204,750	275,000	288,750	130,000	136,500
Quicksilver Resources, Inc.
company guaranty
7 1/8s, 2016	105,000		103,688	130,000	128,375	70,000	69,125
Star Gas Partners, LP/Star
Gas Finance Co. sr. notes
10 1/4s, 2013	25,000		25,875	35,000	36,225	20,000	20,700
Sunoco, Inc. notes
4 7/8s, 2014	—		—	130,000	122,414	110,000	103,581
Valero Energy Corp.
sr. unsecd. notes
7 1/2s, 2032	—		—	160,000	183,954	160,000	183,954
Weatherford International,
Ltd. sr. notes 5 1/2s, 2016	—		—	95,000	93,155	105,000	102,960
Whiting Petroleum Corp.
company guaranty 7s, 2014	120,000		118,800	150,000	148,500	75,000	74,250
			————————————		————————————		————————————
			4,654,833		8,276,636		4,836,474

Financial			—%		0.8%		1.6%

Allfirst Financial, Inc.
sub. notes 7.2s, 2007	—		—	235,000	240,179	180,000	183,967
American General Corp.
notes 7 1/2s, 2010	—		—	355,000	381,276	380,000	408,127
Archstone-Smith Trust 5 3/4s,
2016 (R)	—		—	160,000	158,772	175,000	173,657
Bank of New York Co., Inc.
(The) sr. sub. notes FRN
3.4s, 2013	—		—	110,000	105,839	75,000	72,163
Bank One Corp.
sub. debs. 7 5/8s, 2026	—		—	165,000	192,515	150,000	175,014
Bank One Corp.
sub. notes 5 1/4s, 2013	—		—	30,000	29,379	115,000	112,618
Barclays Bank PLC FRB 6.278s,
2049 (United Kingdom)	—		—	250,000	233,912	240,000	224,556
Block Financial Corp.
notes 5 1/8s, 2014	—		—	155,000	142,311	155,000	142,311

CORPORATE BONDS AND NOTES*	Growth 3.5%		Balanced 6.4%		Conservative 8.9%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financial continued

Bosphorus Financial Services,
Ltd. 144A sec. FRN 6.549s,
2012 (Cayman Islands)	$200,000 $	201,482	$529,000 $	532,921	$602,000 $	606,462
Brandywine Operating
Partnership, LP notes 5 3/4s,
2012 (R)	—	—	110,000	109,229	120,000	119,159
Capital One Bank notes
6 1/2s, 2013	—	—	145,000	150,884	140,000	145,681
CIT Group, Inc. sr. notes
7 3/4s, 2012	—	—	—	—	80,000	88,273
CIT Group, Inc. sr. notes
5s, 2015	—	—	105,000	99,198	125,000	118,093
CIT Group, Inc. sr. notes
5s 2014	—	—	880,000	835,221	730,000	692,854
Citigroup, Inc. sub. notes
5s, 2014	—	—	271,000	259,374	463,000	443,137
Colonial Properties Trust
notes 6 1/4s, 2014 (R)	—	—	145,000	146,642	130,000	131,472
Countrywide Capital III
company guaranty Ser. B,
8.05s, 2027	—	—	230,000	263,666	180,000	206,347
Deutsche Bank Capital
Funding Trust VII 144A FRB
5.628s, 2049	—	—	235,000	226,548	260,000	250,649
Developers Diversified
Realty Corp. unsecd.
notes 5 3/8s, 2012 (R)	—	—	85,000	82,741	85,000	82,741
E*Trade Finance Corp.
sr. notes 8s, 2011	180,000	186,975	255,000	264,881	120,000	124,650
Equity One, Inc. company
guaranty 3 7/8s, 2009 (R)	—	—	190,000	180,134	190,000	180,134
ERP Operating, LP
notes 6.584s, 2015	—	—	125,000	131,431	120,000	126,173
Executive Risk Capital Trust
company guaranty Ser. B,
8.675s, 2027	—	—	430,000	456,822	300,000	318,713
Finova Group, Inc.
notes 7 1/2s, 2009	220,000	73,150	310,750	103,324	145,750	48,462
Fleet Capital Trust V bank
guaranty FRN 5.93s, 2028	—	—	225,000	224,414	220,000	219,427
Fund American Cos., Inc.
notes 5 7/8s, 2013	—	—	300,000	294,888	275,000	270,314
Greenpoint Capital Trust I
company guaranty
9.1s, 2027	—	—	130,000	140,247	115,000	124,065
Heritage Property Investment
Trust company guaranty
5 1/8s, 2014 (R)	—	—	170,000	159,355	160,000	149,981
Hospitality Properties Trust
notes 6 3/4s, 2013 (R)	—	—	175,000	182,061	175,000	182,061
HRPT Properties Trust
bonds 5 3/4s, 2014 (R)	—	—	115,000	112,343	105,000	102,574
HRPT Properties Trust
notes 6 1/4s, 2016 (R)	—	—	105,000	105,815	95,000	95,737
HSBC Finance Capital Trust IX
FRN 5.911s, 2035	—	—	700,000	686,794	800,000	784,907
ILFC E-Capital Trust I 144A
FRB 5.9s, 2065	—	—	100,000	97,052	110,000	106,757
ILFC E-Capital Trust II 144A
FRB 6.25s, 2065	—	—	385,000	368,971	475,000	455,224

CORPORATE BONDS AND NOTES*		Growth 3.5%		Balanced 6.4%		Conservative 8.9%

		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Financial continued

International Lease
Finance Corp. notes
4 3/4s, 2012	$	— $	—	$75,000 $	71,582	$45,000 $	42,949
iStar Financial, Inc.
sr. unsecd. notes 5 7/8s,
2016 (R)		—	—	345,000	337,468	380,000	371,703
JPMorgan Chase & Co.
sub. notes 5 1/8s, 2014		—	—	—	—	100,000	96,120
JPMorgan Chase Capital XV
notes 5 7/8s, 2035		—	—	675,000	630,889	455,000	425,266
Lehman Brothers E-Capital
Trust I 144A FRN
5.55s, 2065		—	—	485,000	486,328	520,000	521,424
Lehman Brothers Holdings, Inc.
notes Ser. MTN,
5 1/2s, 2016		—	—	45,000	44,253	35,000	34,419
Liberty Mutual Group 144A
notes 6 1/2s, 2035		—	—	90,000	84,974	155,000	146,345
Liberty Mutual Insurance 144A
notes 7.697s, 2097		—	—	380,000	389,955	325,000	333,514
Loews Corp. notes 5 1/4s, 2016		—	—	95,000	90,607	100,000	95,376
MetLife, Inc. notes 5.7s, 2035		—	—	165,000	155,475	160,000	150,764
MetLife, Inc. notes 5s, 2015		—	—	235,000	223,657	280,000	266,485
Nationwide Financial
Services, Inc. notes
5 5/8s, 2015		—	—	125,000	123,332	425,000	419,329
Nationwide Mutual
Insurance Co. 144A
notes 8 1/4s, 2031		—	—	210,000	249,594	—	—
Nuveen Investments, Inc.
sr. notes 5 1/2s, 2015		—	—	110,000	105,767	110,000	105,767
Nuveen Investments, Inc.
sr. notes 5s, 2010		—	—	110,000	106,255	110,000	106,255
OneAmerica Financial
Partners, Inc. 144A
bonds 7s, 2033		—	—	140,000	148,914	130,000	138,277
PNC Bank NA notes
4 7/8s, 2017		—	—	220,000	204,523	225,000	209,171
ProLogis Trust
sr. notes 5 3/4s, 2016 (R)		—	—	200,000	196,572	215,000	211,315
Prudential Holdings, LLC 144A
bonds 8.695s, 2023		—	—	320,000	389,434	350,000	425,943
Rouse Co. (The) notes 7.2s,
2012 (R)		—	—	230,000	238,543	220,000	228,171
Royal Bank of Scotland Group
PLC bonds Ser. 1,
9.118s, 2049
(United Kingdom)		—	—	500,000	560,245	480,000	537,835
Safeco Capital Trust I company
guaranty 8.072s, 2037		—	—	285,000	301,523	315,000	333,262
Simon Property Group, LP
144A unsub. notes 5 3/4s,
2015 (R)		—	—	165,000	163,056	165,000	163,056
Sovereign Bancorp, Inc. 144A
sr. notes 4.8s, 2010		—	—	155,000	149,706	155,000	149,706
Transamerica Capital III
company guaranty
7 5/8s, 2037		—	—	240,000	267,201	240,000	267,201
UBS AG/Jersey Branch FRN
7.93s, 2008 (Jersey)		—	—	685,000	708,975	530,000	548,550

CORPORATE BONDS AND NOTES*	Growth 3.5%		Balanced 6.4%		Conservative 8.9%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financial continued

UBS Preferred Funding Trust I
company guaranty
8.622s, 2049	$—	$—	$285,000 $	317,979	$260,000 $	290,086
Washington Mutual, Inc.
sub. notes 8 1/4s, 2010	—	—	315,000	342,830	325,000	353,713
Western Financial Bank
sub. debs. 9 5/8s, 2012	75,000	83,813	105,000	117,338	45,000	50,288
Westpac Capital Trust III 144A
sub. notes FRN 5.819s,
2049 (Australia)	—	—	295,000	292,513	230,000	228,061
Zurich Capital Trust I 144A
company guaranty
8.376s, 2037	—	—	245,000	262,090	245,000	262,090
		————————————		————————————		————————————
		545,420		15,460,717		15,178,901

Health Care		0.2%		0.3%		0.4%

Alderwoods Group, Inc. company
guaranty 7 3/4s, 2012	180,000	184,950	250,000	256,875	120,000	123,300
Bayer Corp. 144A FRB
6.2s, 2008	—	—	220,000	222,438	160,000	161,773
Community Health Systems, Inc.
sr. sub. notes 6 1/2s, 2012	205,000	198,594	280,000	271,250	130,000	125,938
DaVita, Inc. company
guaranty 6 5/8s, 2013	195,000	194,513	240,000	239,400	125,000	124,688
Elan Finance PLC/Elan Finance
Corp, company guaranty
7 3/4s, 2011 (Ireland)	135,000	127,913	190,000	180,025	90,000	85,275
HCA, Inc. sr. notes 7 7/8s,
2011	416,000	437,789	590,000	620,903	275,000	289,404
Hospira, Inc. notes 5.9s, 2014	—	—	90,000	90,281	85,000	85,265
IASIS Healthcare/IASIS
Capital Corp.
sr. sub. notes 8 3/4s, 2014	30,000	30,000	40,000	40,000	20,000	20,000
MQ Associates, Inc. sr. disc.
notes stepped-coupon
zero % (12 1/4s, 8/15/08),
2012 ††	210,000	58,800	280,000	78,400	145,000	40,600
Omnicare, Inc.
sr. sub. notes 6 7/8s, 2015	70,000	69,825	90,000	89,775	45,000	44,888
Omnicare, Inc.
sr. sub. notes 6 1/8s, 2013	230,000	220,800	325,000	312,000	150,000	144,000
Psychiatric Solutions, Inc.
company guaranty
7 3/4s, 2015	140,000	142,450	190,000	193,325	90,000	91,575
Service Corporation
International 144A
sr. notes 6 3/4s, 2016	255,000	252,450	360,000	356,400	170,000	168,300
Stewart Enterprises, Inc. 144A
sr. notes 7 1/4s, 2013	205,000	196,800	270,000	259,200	125,000	120,000
Tenet Healthcare Corp.
notes 7 3/8s, 2013	300,000	273,750	385,000	351,313	175,000	159,688
Tenet Healthcare Corp. 144A
sr. notes 9 1/2s, 2015	165,000	165,413	235,000	235,588	110,000	110,275
Triad Hospitals, Inc.
sr. sub. notes 7s, 2013	320,000	315,200	450,000	443,250	210,000	206,850
US Oncology, Inc. company
guaranty 9s, 2012	125,000	129,375	170,000	175,950	80,000	82,800
Vanguard Health Holding Co.
II, LLC sr. sub. notes
9s, 2014	120,000	122,700	170,000	173,825	80,000	81,800

CORPORATE BONDS AND NOTES*	Growth 3.5%		Balanced 6.4%		Conservative 8.9%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Health Care continued

Ventas Realty,
LP/Capital Corp. company
guaranty 9s, 2012 (R)	$165,000	$ 185,213 $	235,000 $	263,788 $	110,000 $	123,475
WellPoint, Inc. notes 5s, 2014	—	—	110,000	104,914	105,000	100,145
WellPoint, Inc. unsecd.
notes 5 1/4s, 2016	—	—	120,000	115,721	145,000	139,830
Wyeth notes 5 1/2s, 2014	—	—	545,000	537,758	550,000	542,692
		————————————		————————————		————————————
		3,306,535		5,612,379		3,172,561

Other		0.2%		0.1%		0.2%

Dow Jones CDX HY 4-T1
pass-through certificates
Ser. 4-T1, 8 1/4s, 2010	—	—	—	—	576,000	583,920
Dow Jones CDX NA HY
pass-through certificates
Ser. 5-T1, 8 3/4s, 2010	3,395,000	3,505,338	2,425,000	2,503,813	1,455,000	1,502,288
		————————————		————————————		————————————
		3,505,338		2,503,813		2,086,208

Technology		0.2%		0.3%		0.3%

Advanced Micro Devices, Inc.
sr. notes 7 3/4s, 2012	208,000	217,620	280,000	292,950	130,000	136,013
Amkor Technologies, Inc.
sr. notes 7 3/4s, 2013	190,000	174,800	253,000	232,760	116,000	106,720
Avnet, Inc. notes 6s, 2015	—	—	160,000	153,340	160,000	153,340
Celestica, Inc.
sr. sub. notes 7 7/8s,
2011 (Canada)	60,000	61,200	85,000	86,700	40,000	40,800
Celestica, Inc.
sr. sub. notes 7 5/8s, 2013
(Canada)	140,000	140,350	190,000	190,475	90,000	90,225
Computer Associates
International, Inc. 144A
sr. notes 6 1/8s, 2014	140,000	134,762	365,000	351,343	275,000	264,711
Electronic Data Systems
Corp. sec. sr. notes Ser. B,
6 1/2s, 2013	280,000	284,743	355,000	361,014	175,000	177,965
Freescale Semiconductor, Inc.
sr. notes Ser. B,
7 1/8s, 2014	240,000	249,000	340,000	352,750	160,000	166,000
Iron Mountain, Inc. company
guaranty 8 5/8s, 2013	15,000	15,656	—	—	120,000	125,250
Iron Mountain, Inc.
sr. sub. notes 8 1/4s, 2011	215,000	218,225	360,000	365,400	40,000	40,600
Lucent Technologies, Inc.
debs. 6.45s, 2029	180,000	162,450	255,000	230,138	120,000	108,300
Seagate Technology Hdd
Holdings company guaranty
8s, 2009 (Cayman Islands)	200,000	206,500	305,000	314,913	—	—
SERENA Software, Inc. 144a
sr. sub. notes 10 3/8s, 2016	30,000	31,500	35,000	36,750	20,000	21,000
Solectron Corp. 144A
sr. sub. notes 8s, 2016	90,000	90,225	110,000	110,275	55,000	55,138
SunGard Data Systems, Inc.
144A sr. sub. notes
10 1/4s, 2015	140,000	147,350	190,000	199,975	90,000	94,725
SunGard Data Systems, Inc.
144A sr. unsecd. notes
9 1/8s, 2013	260,000	274,950	330,000	348,975	160,000	169,200

CORPORATE BONDS AND NOTES*	Growth 3.5%		Balanced 6.4%		Conservative 8.9%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Technology continued

UGS Corp. company
guaranty 10s, 2012	$160,000	$ 176,000 $	220,000 $	242,000 $	120,000 $	132,000
Unisys Corp. sr. notes
8s, 2012	110,000	108,075	135,000	132,638	70,000	68,775
Xerox Corp. sr. notes
6 7/8s, 2011	360,000	369,450	505,000	518,256	235,000	241,169
Xerox Corp. sr. notes
6.4s, 2016	5,000	4,963	230,000	228,275	250,000	248,125
		————————————		————————————		————————————
		3,067,819		4,748,927		2,440,056

Transportation		—%		0.1%		0.1%

BNSF Funding Trust I company
guaranty FRB 6.613s, 2055	—	—	485,000	475,407	525,000	514,616
Continental Airlines, Inc.
pass-through certificates
Ser. 97-4A, 6.9s, 2018	—	—	70,225	71,630	58,521	59,692
Continental Airlines, Inc.
pass-through certificates
Ser. 98-1A, 6.648s, 2017	—	—	372,719	374,583	262,865	264,180
Continental Airlines, Inc.
pass-through certificates
Ser. 98-3, 6.32s, 2008	—	—	5,000	4,997	75,000	74,959
Kansas City Southern
Railway Co. company
guaranty 9 1/2s, 2008	190,000	203,300	255,000	272,850	120,000	128,400
Union Pacific Corp. 144A
pass-through certificates
5.214s, 2014	—	—	115,000	111,429	100,000	96,895
		————————————		————————————		————————————
		203,300		1,310,896		1,138,742

Utilities & Power		0.3%		0.7%		1.1%

AEP Texas North Co.
sr. notes Ser. B, 5 1/2s, 2013	—	—	165,000	162,004	190,000	186,550
AES Corp. (The) 144A sec.
notes 8 3/4s, 2013	380,000	408,025	530,000	569,088	245,000	263,069
Appalachian Power Co.
sr. notes 5.8s, 2035	—	—	145,000	133,849	120,000	110,772
Atmos Energy Corp.
notes 4.95s, 2014	—	—	180,000	169,217	175,000	164,517
Beaver Valley II Funding
debs. 9s, 2017	—	—	215,000	242,787	250,000	282,310
CenterPoint Energy
Resources Corp. notes
7 3/4s, 2011	—	—	240,000	259,911	185,000	200,348
Cleveland Electric
Illuminating Co. (The) 144A
sr. notes Ser. D, 7.88s, 2017	—	—	115,000	132,824	110,000	127,049
CMS Energy Corp.
sr. notes 7 1/2s, 2009	185,000	190,319	230,000	236,613	120,000	123,450
Colorado Interstate Gas Co.
debs. 6.85s, 2037	30,000	30,343	50,000	50,572	25,000	25,286
Colorado Interstate Gas Co.
sr. notes 5.95s, 2015	10,000	9,597	15,000	14,395	10,000	9,597
Commonwealth Edison Co. 1st
mtge. 5.9s, 2036	—	—	205,000	195,276	220,000	209,564
Consolidated Natural Gas Co.
sr. notes 5s, 2014	—	—	180,000	168,756	315,000	295,323

CORPORATE BONDS AND NOTES*	Growth 3.5%		Balanced 6.4%		Conservative 8.9%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Utilities & Power continued

Consumers Energy Co. 1st
mtge. 5.65s, 2020 $	— $	— $	110,000 $	105,356 $	150,000 $	143,667
Consumers Energy Co. 1st
mtge. 5s, 2012	—	—	255,000	245,138	260,000	249,945
Consumers Energy Co. 1st
mtge. Ser. B, 5 3/8s, 2013	—	—	180,000	175,612	140,000	136,587
Copano Energy, LLC 144A
sr. notes 8 1/8s, 2016	60,000	62,250	75,000	77,813	40,000	41,500
Dayton Power & Light Co. (The)
1st mtge. 5 1/8s, 2013	—	—	170,000	164,791	160,000	155,098
DPL, Inc. sr. notes 6 7/8s,
2011	187,000	195,005	252,000	262,787	119,000	124,094
Duke Energy Field
Services, LLC 144A
notes 5 3/8s, 2015	—	—	55,000	52,716	55,000	52,716
Dynegy Holdings, Inc. 144A
sec. notes 10 1/8s, 2013	245,000	280,697	330,000	378,081	155,000	177,584
Dynegy Holdings, Inc. 144A
sr. unsecd. notes 8 3/8s, 2016	160,000	159,200	190,000	189,050	100,000	99,500
Dynegy-Roseton Danskamme
company guaranty Ser. B,
7.67s, 2016	145,000	147,175	195,000	197,925	90,000	91,350
El Paso Corp.
sr. notes Ser. MTN,
7.8s, 2031	490,000	492,450	655,000	658,275	305,000	306,525
Entergy Gulf States, Inc.
1st mtge. 5 1/4s, 2015	—	—	75,000	69,658	95,000	88,234
Entergy Gulf States, Inc.
1st mtge. 3.6s, 2008	—	—	120,000	114,768	120,000	114,768
Ferrellgas, LP/Finance
sr. notes 6 3/4s, 2014	215,000	206,938	300,000	288,750	140,000	134,750
Indianapolis Power & Light
144A 1st mtge. 6.3s, 2013	—	—	115,000	117,381	110,000	112,277
Ipalco Enterprises, Inc. sec.
notes 8 3/8s, 2008	—	—	90,000	94,050	95,000	99,275
Kansas Gas & Electric
bonds 5.647s, 2021	—	—	65,000	62,074	65,000	62,074
Kinder Morgan, Inc.
sr. notes 6 1/2s, 2012	—	—	170,000	175,885	165,000	170,712
MidAmerican Energy
Holdings Co. 144A
bonds 6 1/8s, 2036	—	—	590,000	577,556	640,000	626,501
Midwest Generation, LLC sec.
sr. notes 8 3/4s, 2034	420,000	454,650	565,000	611,613	270,000	292,275
Mirant North America, LLC
144A sr. notes 7 3/8s, 2013	170,000	173,400	215,000	219,300	115,000	117,300
Monongahela Power Co. 1st
mtge. 5s, 2006	—	—	410,000	408,831	365,000	363,959
National Fuel Gas Co.
notes 5 1/4s, 2013	—	—	145,000	141,037	100,000	97,267
Nevada Power Co. 2nd mtge.
9s, 2013	94,000	103,529	239,000	263,228	145,000	159,699
Nevada Power Co. general ref.
mtge. Ser. L, 5 7/8s, 2015	—	—	80,000	78,505	120,000	117,758
NiSource Finance Corp. company
guaranty 5.45s, 2020	—	—	280,000	259,558	280,000	259,558
NiSource Finance Corp. company
guaranty 5 1/4s, 2017	—	—	30,000	28,155	30,000	28,155

CORPORATE BONDS AND NOTES*	Growth 3.5%		Balanced 6.4%		Conservative 8.9%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value
Utilities & Power continued

NRG Energy, Inc.
sr. notes 7 3/8s, 2016	$370,000 $	377,863 $	455,000 $	464,669 $	240,000	$245,100
Oncor Electric Delivery Co.
debs. 7s, 2022	—	—	10,000	10,685	45,000	48,084
Oncor Electric Delivery Co.
sec. notes 7 1/4s, 2033	—	—	195,000	217,374	220,000	245,243
PacifiCorp Sinking Fund 1st
mtge. 5.45s, 2013	—	—	225,000	223,878	180,000	179,103
Potomac Edison Co. 1st mtge.
5.35s, 2014	—	—	—	—	65,000	63,327
Power Receivable Finance, LLC
144A sr. notes 6.29s, 2012	—	—	247,797	248,795	214,197	215,060
PP&L Capital Funding, Inc.
company guaranty Ser. D,
8 3/8s, 2007	—	—	135,000	139,187	135,000	139,187
Progress Energy, Inc.
sr. unsecd. notes 5 5/8s, 2016	—	—	145,000	142,244	160,000	156,959
PSEG Energy Holdings, Inc.
sr. notes 8 1/2s, 2011	175,000	188,563	225,000	242,438	110,000	118,525
Public Service Co. of Colorado
sr. notes Ser. A, 6 7/8s, 2009	—	—	215,000	223,896	205,000	213,482
Public Service Co. of New
Mexico sr. notes 4.4s, 2008	—	—	125,000	121,397	100,000	97,118
Public Service Electric &
Gas Co. 1st mtge.
6 3/8s, 2008	—	—	175,000	178,136	175,000	178,136
Sierra Pacific Resources
sr. notes 8 5/8s, 2014	90,000	97,688	125,000	135,678	60,000	65,126
Southern California Edison Co.
1st mtge. 5s, 2014	—	—	45,000	43,334	55,000	52,964
Southern California Edison Co.
notes 6.65s, 2029	—	—	255,000	267,929	275,000	288,943
Teco Energy, Inc. notes
7.2s, 2011	265,000	276,263	610,000	635,925	430,000	448,275
Teco Energy, Inc.
sr. notes 6 3/4s, 2015	10,000	10,275	10,000	10,275	5,000	5,138
Tennessee Gas Pipeline Co.
unsecd. notes 7 1/2s, 2017	25,000	26,634	30,000	31,961	15,000	15,980
TXU Corp. sr. notes Ser. P,
5.55s, 2014	265,000	247,880	615,000	575,269	450,000	420,928
Utilicorp Canada Finance Corp.
company guaranty 7 3/4s,
2011 (Canada)	310,000	320,075	440,000	454,300	205,000	211,663
Westar Energy, Inc. 1st mtge.
5.1s, 2020	—	—	175,000	159,989	165,000	150,846
Williams Cos., Inc. (The)
notes 7 5/8s, 2019	390,000	415,350	525,000	559,125	245,000	260,925
Williams Cos., Inc. (The) 144A
notes 6 3/8s, 2010	50,000	49,500	60,000	59,400	30,000	29,700
York Power Funding 144A
notes 12s, 2007
(Cayman Islands)
(In default) (F) †	—	—	120,485	10,048	44,178	3,684
		————————————		————————————		——————————
		4,923,669		13,509,117		10,274,459

Total corporate bonds and notes
(cost $56,358,689, $119,542,884
and $82,922,303)		$56,146,820		$118,316,391		$81,866,253

COLLATERALIZED

MORTGAGE OBLIGATIONS*	Growth 3.0%		Balanced 8.4%		Conservative 16.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Amresco Commercial Mortgage
Funding I Ser. 97-C1, Class G,
7s, 2029 $	— $	— $	187,000 $	188,487 $	205,000 $	206,630
Amresco Commercial Mortgage
Funding I 144A Ser. 97-C1,
Class H, 7s, 2029	38,000	38,114	173,000	173,519	168,000	168,504
Asset Securitization Corp.
Ser. 96-MD6, Class A7,
7.439s, 2029	—	—	400,000	418,265	401,000	419,311
Ser. 96-D3, Class A1C,
7.4s, 2026	306,846	310,139	1,878,043	1,898,203	1,341,987	1,356,393
Banc of America Commercial
Mortgage, Inc.
Ser. 01-1, Class G,
7.324s, 2036	—	—	200,000	211,455	200,000	211,455
Ser. 06-1, Class XC, Interest
Only (IO), 0.045s, 2045	1,781,000	12,400	11,730,000	81,665	12,880,000	89,672
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 01-PB1, Class K,
6.15s, 2035	—	—	133,000	132,261	133,000	132,261
Ser. 05-1, Class XW, IO,
0.104s, 2042	21,748,898	108,390	—	—	27,295,289	136,032
Ser. 05-4, Class XC, IO,
0.039s, 2045	6,336,753	44,810	18,035,143	127,536	18,104,010	128,023
Banc of America Large Loan FRB
Ser. 04-BBA4, Class H,
5.699s, 2018	25,000	25,082	70,000	70,230	73,000	73,239
Ser. 04-BBA4, Class G,
5.449s, 2018	—	—	94,000	94,366	98,000	98,381
Banc of America Large
Loan 144A
FRB Ser. 02-FL2A, Class L1,
7.67s, 2014	—	—	133,000	132,813	205,000	204,712
FRB Ser. 05-MIB1, Class K,
6.749s, 2022	190,000	186,546	186,000	182,619	187,000	183,601
FRB Ser. 05-ESHA, Class K,
6.54s, 2020	—	—	450,000	449,997	452,000	451,997
FRB Ser. 06-LAQ, Class M,
6.471s, 2021	—	—	245,000	245,000	265,000	265,000
FRB Ser. 05-BOCA, Class L,
6.449s, 2016	—	—	143,000	143,245	351,000	351,602
FRB Ser. 06-LAQ, Class L,
6.371s, 2021	—	—	204,000	204,000	221,000	221,000
FRB Ser. 05-BOCA, Class K,
6.099s, 2016	—	—	300,000	300,515	300,000	300,515
FRB Ser. 06-LAQ, Class K,
5.821s, 2021	122,000	122,000	—	—	—	—
FRB Ser. 05-MIB1, Class J,
5.799s, 2022	100,000	100,121	409,000	409,494	343,000	343,414
FRB Ser. 05-ESHA, Class G,
5.62s, 2020	100,000	99,827	180,000	179,689	181,000	180,687
FRB Ser. 06-LAQ, Class A3,
5.011s, 2021	443,000	443,000	—	—	—	—
Ser. 06-LAQ, Class X1, IO,
1.415s, 2021	6,661,000	60,815	13,384,000	122,196	19,290,000	176,118
Ser. 03-BBA2, Class X1A, IO,
0.44s, 2015	2,447,254	4,322	7,001,672	12,365	6,402,737	11,307

COLLATERALIZED

MORTGAGE OBLIGATIONS*	Growth 3.0%		Balanced 8.4%		Conservative 16.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Banc of America Structured
Security Trust 144A
Ser. 02-X1, Class A3,
5.436s, 2033 $	— $	— $	386,000 $	385,691 $	396,000 $	395,683
Bayview Commercial Asset
Trust 144A
FRB Ser. 05-1A, Class A1,
5.118s, 2035	53,063	52,999	406,816	406,328	300,690	300,329
Ser. 04-3, IO, 0.775s, 2035	561,589	41,834	1,430,910	106,592	1,408,132	104,895
Ser. 05-1A, IO, 0.775s, 2035	618,551	45,763	1,721,585	127,370	1,644,845	121,693
Ser. 05-3A, IO, 0.775s, 2035	1,655,555	137,552	5,333,806	443,162	4,817,852	400,293
Bear Stearns Commercial
Mortgage Securities, Inc.
Ser. 00-WF2, Class F,
8.199s, 2032	—	—	189,000	210,817	124,000	138,314
Ser. 04-PR3I, Class X1, IO,
0.12s, 2041	543,082	12,140	3,638,360	81,328	5,911,728	132,145
Ser. 05-PWR9, Class X1, IO,
0.044s, 2042	—	—	9,012,916	85,199	13,575,724	128,331
Bear Stearns Commercial
Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J,
6.399s, 2018	—	—	453,000	453,000	453,000	453,000
FRB Ser. 05-LXR1, Class H,
5.949s, 2018	—	—	226,000	226,000	227,000	227,000
FRB Ser. 05-LXR1, Class G,
5.699s, 2018	—	—	226,000	226,000	227,000	227,000
Ser. 05-LXR1, Class X1, IO,
0.739s, 2018	7,727,000	61,870	21,900,000	175,353	21,958,000	175,818
Ser. 05-PW10, Class X1, IO,
0.032s, 2040	11,610,999	52,609	—	—	—	—
Chase Commercial Mortgage
Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	10,000	10,647	118,000	125,639	116,000	123,509
Chase Commercial Mortgage
Securities Corp. 144A
Ser. 98-1, Class F,
6.56s, 2030	—	—	962,000	981,939	896,000	914,571
Ser. 98-1, Class G,
6.56s, 2030	—	—	249,000	256,254	231,000	237,729
Ser. 98-1, Class H,
6.34s, 2030	91,000	75,885	371,000	309,376	362,000	301,871
Chase Manhattan Bank-First
Union National Ser. 99-1,
Class A1, 7.134s, 2031	112,223	112,726	—	—	—	—
Citigroup Commercial Mortgage
Trust 144A Ser. 05-C3,
Class XC, IO, 0.055s, 2043	13,727,707	142,639	25,522,298	265,193	24,552,757	255,118
Citigroup/Deutsche Bank
Commercial Mortgage Trust
144A Ser. 06-CD2, Class X,
IO, 0.13s, 2046	2,501,000	15,338	16,519,000	101,308	18,127,000	111,169
Commercial Mortgage
Acceptance Corp.
Ser. 97-ML1, Class A3,
6.57s, 2030	—	—	397,000	399,643	251,000	252,671
Ser. 97-ML1, Class A2,
6.53s, 2030	146,134	146,317	183,125	183,354	109,875	110,013
Ser. 97-ML1, IO,
0.72s, 2017	2,799,433	40,023	10,569,566	151,112	6,865,438	98,154

COLLATERALIZED

MORTGAGE OBLIGATIONS*	Growth 3.0%		Balanced 8.4%		Conservative 16.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Commercial Mortgage
Acceptance Corp. 144A
Ser. 98-C1, Class F,
6.23s, 2031 $	— $	— $	415,000 $	419,976 $	404,000 $	408,844
Commercial Mortgage
Pass-Through Certificates
Ser. 04-LB2A, Class A4,
4.715s, 2039	1,231,000	1,162,212	5,553,000	5,242,699	6,161,000	5,816,724
Commercial Mortgage
Pass-Through Certificates 144A
FRB Ser. 03-FL9, Class K,
7.399s, 2015	59,763	59,464	—	—	—	—
Ser. 06-CN2A, Class H, 5.57s,
2019	66,000	65,028	197,000	194,098	218,000	214,789
Ser. 06-CN2A, Class J, 5.57s,
2019	53,000	52,006	158,000	155,038	174,000	170,738
FRB Ser. 01-J2A, Class A2F,
5.251s, 2034	118,000	119,359	326,000	329,756	314,000	317,617
Ser. 05-C6, Class XC, IO,
0.04s, 2044	8,832,057	58,998	25,891,193	172,953	13,003,998	86,867
Ser. 05-LP5, Class XC, IO,
0.039s, 2043	5,991,887	62,495	13,346,785	139,207	12,984,198	135,425
Criimi Mae Commercial Mortgage
Trust 144A Ser. 98-C1,
Class B, 7s, 2033	1,602,000	1,635,642	—	—	—	—
Crown Castle Towers, LLC 144A
Ser. 05-1A, Class D, 5.612s,
2035	228,000	220,198	620,000	598,784	597,000	576,571
CS First Boston Mortgage
Securities Corp.
Ser. 97-C2, Class F, 7.46s,
2035	52,000	56,365	303,000	328,436	294,000	318,680
Ser. 05-C4, Class A5, 5.104s,
2038	627,000	605,764	1,918,000	1,853,037	3,705,000	3,579,512
CS First Boston Mortgage
Securities Corp. 144A
FRB Ser. 04-TF2A, Class J,
5.699s, 2016	153,000	152,999	310,000	309,998	349,000	348,998
FRB Ser. 05-TFLA, Class J,
5.699s, 2020	—	—	134,000	133,999	131,000	130,999
FRB Ser. 05-TF2A, Class J,
5.649s, 2020	133,000	132,999	449,000	448,998	451,000	450,998
FRB Ser. 05-TFLA, Class H,
5.499s, 2020	—	—	67,000	67,000	64,000	64,000
FRB Ser. 04-TF2A, Class H,
5.449s, 2019	100,000	100,000	132,000	131,999	128,000	127,999
Ser. 01-CK1, Class AY, IO,
0.785s, 2035	5,014,000	152,125	13,888,000	421,362	13,364,000	405,464
Ser. 02-CP3, Class AX, IO,
0.43s, 2035	1,333,752	53,612	9,092,645	365,490	6,567,331	263,982
Ser. 03-C3, Class AX, IO,
0.338s, 2038	4,599,229	190,897	6,986,061	289,966	10,082,256	418,478
Ser. 05-C2, Class AX, IO,
0.064s, 2037	5,820,827	84,792	13,408,584	195,323	16,903,665	246,236
Deutsche Mortgage & Asset
Receiving Corp.
Ser. 98-C1, Class C, 6.861s,
2031	50,000	50,600	—	—	—	—
Ser. 98-C1, Class X, IO,
0.656s, 2031	3,264,874	56,244	12,652,333	217,962	9,474,250	163,213

COLLATERALIZED

MORTGAGE OBLIGATIONS*	Growth 3.0%		Balanced 8.4%		Conservative 16.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

DLJ Commercial
Mortgage Corp.
Ser. 00-CF1, Class A1B,
7.62s, 2033	$39,000 $	41,767 $	472,000 $	505,490 $	463,000 $	495,851
Ser. 99-CG2, Class B3,
6.1s, 2032	—	—	378,000	377,721	332,000	331,755
Ser. 99-CG2, Class B4,
6.1s, 2032	—	—	571,000	568,760	551,000	548,838
Ser. 98-CF2, Class B3,
6.04s, 2031	—	—	100,000	100,776	100,000	100,776
DLJ Mortgage
Acceptance Corp.
144A Ser. 97-CF1,
Class A3, 7.76s, 2030	—	—	250,000	253,457	200,000	202,765
Fannie Mae
IFB Ser. 05-37, Class SU,
9.927s, 2035	179,226	192,633	716,906	770,532	716,906	770,532
Ser. 04-T3, Class PT1,
9.737s, 2044	46,628	49,608	309,777	329,578	147,385	156,806
Ser. 03-W6, Class PT1,
9.574s, 2042	52,744	56,053	210,132	223,315	122,767	130,468
Ser. 02-T1, Class A4,
9 1/2s, 2031	5,718	6,042	—	—	—	—
Ser. 02-T4, Class A4,
9 1/2s, 2041	49,755	52,516	403,036	425,406	51,710	54,580
Ser. 02-T6, Class A3,
9 1/2s, 2041	49,930	52,536	127,234	133,876	125,482	132,032
Ser. 02-T12, Class A4,
9 1/2s, 2042	24,473	25,871	62,572	66,144	61,563	65,077
IFB Ser. 04-10, Class QC,
9.327s, 2031	77,938	80,213	479,621	493,616	444,249	457,212
Ser. 06-20, Class IP, IO,
8s, 2030	—	—	270,000	55,414	270,000	55,414
Ser. 99-T2, Class A1,
7 1/2s, 2039	142,216	148,275	38,606	40,251	30,518	31,819
Ser. 00-T6, Class A1,
7 1/2s, 2030	—	—	—	—	1,531	1,586
Ser. 01-T1, Class A1,
7 1/2s, 2040	18,190	18,878	94,925	98,515	60,635	62,928
Ser. 01-T3, Class A1,
7 1/2s, 2040	17,884	18,534	45,306	46,952	47,095	48,806
Ser. 01-T4, Class A1,
7 1/2s, 2028	27,039	28,260	178,457	186,515	146,010	152,603
Ser. 01-T5, Class A3,
7 1/2s, 2030	—	—	292,674	303,394	—	—
Ser. 01-T7, Class A1,
7 1/2s, 2041	375,265	388,629	804,456	833,105	672,238	696,179
Ser. 01-T8, Class A1,
7 1/2s, 2041	328,562	340,484	1,773,811	1,838,173	2,310,357	2,394,189
Ser. 01-T10, Class A2,
7 1/2s, 2041	—	—	—	—	3,852	3,998
Ser. 01-T12, Class A2,
7 1/2s, 2041	72,441	75,180	201,610	209,235	193,447	200,763
Ser. 02-14, Class A2,
7 1/2s, 2042	93,355	97,041	600,566	624,276	711,744	739,842
Ser. 02-26, Class A2,
7 1/2s, 2048	117,952	122,711	678,157	705,517	593,692	617,645
Ser. 02-T1, Class A3,
7 1/2s, 2031	43,455	45,138	899,962	934,831	136,081	141,353
Ser. 02-T4, Class A3,
7 1/2s, 2041	73,117	75,899	544,821	565,550	661,346	686,508

COLLATERALIZED

MORTGAGE OBLIGATIONS*	Growth 3.0%		Balanced 8.4%		Conservative 16.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
Ser. 02-T6, Class A2,
7 1/2s, 2041	$215,652 $	223,571 $	1,980,563 $	2,053,289 $	2,501,851 $	2,593,719
Ser. 02-T12, Class A3,
7 1/2s, 2042	27,481	28,556	157,526	163,686	92,258	95,866
Ser. 02-T16, Class A3,
7 1/2s, 2042	382,841	398,553	1,228,183	1,278,588	971,492	1,011,363
Ser. 02-T18, Class A4,
7 1/2s, 2042	182,576	190,109	300,336	312,728	629,230	655,192
Ser. 02-T19, Class A3,
7 1/2s, 2042	33,738	35,126	—	—	—	—
Ser. 02-W1, Class 2A,
7 1/2s, 2042	112,974	117,058	854,795	885,698	941,570	975,610
Ser. 02-W3, Class A5,
7 1/2s, 2028	61,546	63,975	687,631	714,778	1,098,889	1,142,271
Ser. 02-W4, Class A5,
7 1/2s, 2042	258,032	268,362	835,892	869,356	676,230	703,302
Ser. 02-W6, Class 2A,
7 1/2s, 2042	204,245	212,324	527,275	548,134	521,578	542,212
Ser. 02-W7, Class A5,
7 1/2s, 2029	201,053	209,233	137,520	143,115	131,623	136,978
Ser. 03-W1, Class 2A,
7 1/2s, 2042	9,848	10,226	169,502	176,008	170,397	176,938
Ser. 03-W2, Class 1A3,
7 1/2s, 2042	663,590	691,074	181,059	188,558	669,824	697,567
Ser. 03-W3, Class 1A3,
7 1/2s, 2042	132,810	138,293	383,109	398,926	228,526	237,961
Ser. 03-W4, Class 4A,
7 1/2s, 2042	189,703	197,075	80,761	83,900	77,325	80,330
Ser. 03-W10, Class 1A1,
7 1/2s, 2032	42,735	44,412	278,158	289,072	272,848	283,553
Ser. 04-T2, Class 1A4,
7 1/2s, 2043	93,582	97,650	256,007	267,136	245,251	255,912
Ser. 04-T3, Class 1A4,
7 1/2s, 2044	4,798	5,007	21,325	22,252	13,861	14,464
Ser. 04-W2, Class 5A,
7 1/2s, 2044	264,605	276,286	1,151,928	1,202,779	1,158,891	1,210,050
Ser. 04-W8, Class 3A,
7 1/2s, 2044	313,485	327,388	840,501	877,780	764,970	798,898
Ser. 04-W9, Class 2A3,
7 1/2s, 2044	94,282	98,337	—	—	—	—
Ser. 04-W11, Class 1A4,
7 1/2s, 2044	231,182	241,332	936,989	978,124	901,378	940,949
Ser. 04-W12, Class 1A4,
7 1/2s, 2044	93,416	97,498	174,331	181,951	169,068	176,458
Ser. 04-W14, Class 2A,
7 1/2s, 2044	30,075	31,373	77,635	80,985	77,635	80,985
Ser. 05-W1, Class 1A4,
7 1/2s, 2044	264,151	275,672	734,078	766,094	704,890	735,633
Ser. 05-W3, Class 1A,
7 1/2s, 2045	434,140	454,115	1,580,177	1,652,880	227,185	237,637
IFB Ser. 06-27, Class SP,
7.443s, 2036	200,000	197,709	452,000	446,822	498,000	492,295
IFB Ser. 06-8, Class PK,
7.127s, 2036	218,982	211,556	649,978	627,938	714,677	690,443
IFB Ser. 05-74, Class CP,
7.084s, 2035	186,968	186,109	396,370	394,551	398,240	396,412
IFB Ser. 05-76, Class SA,
7.084s, 2034	194,176	190,715	560,952	550,954	563,767	553,717

COLLATERALIZED

MORTGAGE OBLIGATIONS*	Growth 3.0%		Balanced 8.4%		Conservative 16.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 05-57, Class CD,
7.057s, 2035	$191,710 $	190,496 $	345,077 $	342,893 $	335,492 $	333,368
Ser. 01-W3, Class A,
7s, 2041	109,060	111,911	132,294	135,753	133,005	136,483
Ser. 02-14, Class A1,
7s, 2042	272,701	280,036	555,369	570,308	522,400	536,452
Ser. 02-26, Class A1,
7s, 2048	62,173	63,890	353,023	362,773	354,539	364,331
Ser. 02-T4, Class A2,
7s, 2041	31,036	31,871	141,259	145,061	106,343	109,206
Ser. 02-T16, Class A2,
7s, 2042	62,907	64,724	356,955	367,266	358,397	368,750
Ser. 03-W3, Class 1A2,
7s, 2042	103,919	106,945	168,208	173,106	169,382	174,315
Ser. 03-W8, Class 2A,
7s, 2042	53,861	55,464	—	—	—	—
Ser. 04-T2, Class 1A3,
7s, 2043	70,019	72,199	—	—	—	—
Ser. 04-T3, Class 1A3,
7s, 2044	116,218	119,826	426,291	439,527	—	—
Ser. 04-W1, Class 2A2,
7s, 2033	628,630	647,961	1,631,908	1,682,089	1,569,542	1,617,806
Ser. 05-W4, Class 1A3,
7s, 2035	231,292	238,705	933,464	963,381	799,848	825,483
Ser. 04-W12, Class 1A3,
7s, 2044	262,926	271,224	—	—	—	—
IFB Ser. 05-99, Class SA,
6.9s, 2035	97,444	95,492	468,706	459,315	470,655	461,225
IFB Ser. 05-106, Class US,
6.9s, 2035	304,632	303,003	971,552	966,360	975,396	970,183
IFB Ser. 06-8, Class HP,
6.9s, 2036	202,746	198,871	575,440	564,442	636,065	623,908
IFB Ser. 06-8, Class WK,
6.9s, 2036	199,430	194,647	874,498	853,529	962,247	939,174
IFB Ser. 06-11, Class PS,
6.9s, 2036	108,940	105,382	650,369	629,131	627,492	607,000
IFB Ser. 05-74, Class SK,
6.88s, 2035	215,947	213,477	735,715	727,301	708,605	700,500
IFB Ser. 05-74, Class CS,
6.77s, 2035	186,968	184,428	451,525	445,392	454,330	448,159
IFB Ser. 05-45, Class DA,
6.754s, 2035	219,966	215,536	658,980	645,710	768,963	753,478
IFB Ser. 05-74, Class DM,
6.717s, 2035	265,459	259,307	907,065	886,042	873,296	853,056
IFB Ser. 05-45, Class DC,
6.644s, 2035	183,304	178,865	641,566	626,028	458,262	447,163
IFB Ser. 04-79, Class SA,
6.578s, 2032	280,457	267,342	967,655	922,402	933,566	889,908
IFB Ser. 02-97, Class TW, IO,
6.5s, 2031	80,476	14,105	285,960	50,119	274,622	48,131
IFB Ser. 05-114, Class SP,
6.33s, 2036	—	—	274,274	259,361	276,240	261,220
IFB Ser. 05-57, Class DC,
6.116s, 2034	198,374	195,215	623,461	613,532	604,568	594,941
IFB Ser. 05-45, Class PC,
5.796s, 2034	99,530	97,145	300,418	293,216	301,331	294,107
IFB Ser. 05-95, Class CP,
5.576s, 2035	—	—	94,016	90,995	94,016	90,995
Ser. 329, Class 2, IO,
5 1/2s, 2033	959,242	234,414	4,639,215	1,133,707	3,115,291	761,298

COLLATERALIZED

MORTGAGE OBLIGATIONS*	Growth 3.0%		Balanced 8.4%		Conservative 16.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
Ser. 350, Class 2, IO,
5 1/2s, 2034	$614,172 $	149,292 $	3,030,894 $	736,742 $	2,906,876 $	706,596
IFB Ser. 05-95, Class OP,
5.473s, 2035	—	—	227,000	204,009	228,000	204,908
IFB Ser. 05-73, Class SA,
5.023s, 2035	90,233	84,361	395,223	369,502	380,785	356,004
IFB Ser. 05-83, Class QP,
4.867s, 2034	—	—	149,394	135,532	149,394	135,532
IFB Ser. 05-93, Class AS,
4.83s, 2034	—	—	207,692	184,660	209,652	186,402
IFB Ser. 05-56, Class TP,
3.696s, 2033	—	—	163,358	143,618	179,877	158,141
IFB Ser. 97-44, Class SN, IO,
3.44s, 2023	93,454	8,224	321,196	28,265	308,804	27,175
IFB Ser. 02-89, Class S, IO,
3.382s, 2033	246,950	21,762	859,793	75,769	824,351	72,646
IFB Ser. 02-36, Class QH, IO,
3.232s, 2029	8,330	145	31,197	544	23,260	405
IFB Ser. 03-66, Class SA, IO,
2.832s, 2033	289,198	20,108	940,281	65,378	943,712	65,616
IFB Ser. 03-48, Class S, IO,
2.732s, 2033	133,461	9,260	424,948	29,483	425,494	29,521
IFB Ser. 02-92, Class SB, IO,
2.532s, 2030	91,287	5,654	318,121	19,702	304,982	18,888
IFB Ser. 05-113, Class DI, IO,
2.412s, 2036	1,907,288	112,573	6,505,520	383,974	5,959,936	351,772
IFB Ser. 05-52, Class DC, IO,
2.382s, 2035	182,248	14,053	636,037	49,044	609,688	47,013
IFB Ser. 04-24, Class CS, IO,
2.332s, 2034	336,774	24,627	1,162,388	85,000	1,122,581	82,089
IFB Ser. 04-89, Class EI, IO,
2.332s, 2034	900,301	62,089	—	—	—	—
IFB Ser. 03-122, Class SA, IO,
2.282s, 2028	445,409	22,877	1,582,721	81,291	1,523,016	78,224
IFB Ser. 03-122, Class SJ, IO,
2.282s, 2028	476,564	24,921	1,693,385	88,554	1,626,245	85,043
IFB Ser. 04-51, Class S0, IO,
2.232s, 2034	84,196	4,210	232,378	11,619	233,220	11,661
IFB Ser. 04-60, Class SW, IO,
2.232s, 2034	622,102	42,670	2,165,717	148,547	2,076,317	142,415
IFB Ser. 04-65, Class ST, IO,
2.232s, 2034	368,618	19,813	1,282,861	68,954	1,229,759	66,100
Ser. 03-W12, Class 2, IO,
2.229s, 2043	1,597,227	78,570	3,182,559	156,556	2,617,794	128,774
IFB Ser. 05-65, Class KI, IO,
2.182s, 2035	1,208,915	67,867	1,784,409	100,175	2,229,007	125,134
IFB Ser. 06-20, Class BI, IO,
2.01s, 2036	2,884,000	131,049	8,529,000	387,557	9,400,000	427,135
IFB Ser. 05-42, Class SA, IO,
1.982s, 2035	525,021	27,445	1,827,040	95,508	1,752,037	91,588
Ser. 03-W10, Class 1, IO,
1.965s, 2043	1,426,273	64,815	6,817,810	309,828	9,921,953	450,892
IFB Ser. 05-17, Class ES, IO,
1.932s, 2035	245,654	15,636	872,885	55,558	838,276	53,355
IFB Ser. 05-17, Class SY, IO,
1.932s, 2035	185,240	11,681	407,353	25,687	391,201	24,669
IFB Ser. 05-62, Class FS, IO,
1.932s, 2034	332,900	17,705	1,144,758	60,882	1,100,182	58,512

COLLATERALIZED

MORTGAGE OBLIGATIONS*	Growth 3.0%		Balanced 8.4%		Conservative 16.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 05-73, Class SI, IO,
1.932s, 2035	$90,233 $	4,491 $	457,484 $	22,767 $	440,339 $	21,914
IFB Ser. 06-20, Class PI, IO,
1.93s, 2030	650,000	25,130	2,120,000	81,962	2,130,000	82,349
Ser. 03-W10, Class 3, IO,
1.929s, 2043	501,564	23,415	2,059,313	96,137	1,606,662	75,005
IFB Ser. 05-82, Class SW, IO,
1.912s, 2035	519,085	22,953	1,768,059	78,181	1,702,282	75,273
IFB Ser. 05-82, Class SY, IO,
1.912s, 2035	660,149	29,191	2,249,897	99,488	2,165,892	95,773
IFB Ser. 05-45, Class EW, IO,
1.902s, 2035	861,274	41,968	1,276,245	62,188	1,596,524	77,794
IFB Ser. 05-45, Class SR, IO,
1.902s, 2035	854,131	41,514	2,973,472	144,522	2,850,730	138,556
IFB Ser. 05-47, Class SW, IO,
1.902s, 2035	682,964	29,533	2,407,621	104,111	2,646,313	114,432
IFB Ser. 04-92, Class S, IO,
1.882s, 2034	262,337	13,568	1,458,530	75,435	1,462,655	75,649
IFB Ser. 05-17, Class SA, IO,
1.882s, 2035	1,094,644	64,918	1,231,476	73,033	1,182,650	70,137
IFB Ser. 05-17, Class SE, IO,
1.882s, 2035	371,507	21,720	1,320,082	77,177	1,267,742	74,117
IFB Ser. 05-23, Class SG, IO,
1.882s, 2035	380,662	23,910	1,353,374	85,009	1,299,920	81,651
IFB Ser. 05-29, Class SX, IO,
1.882s, 2035	458,177	25,721	1,628,048	91,394	1,563,499	87,771
IFB Ser. 05-29, Class SY, IO,
1.882s, 2035	1,147,958	70,812	—	—	—	—
IFB Ser. 05-54, Class SA, IO,
1.882s, 2035	612,843	27,002	2,117,935	93,316	2,044,706	90,090
IFB Ser. 05-57, Class CI, IO,
1.882s, 2035	350,297	19,144	1,230,314	67,238	1,179,051	64,436
IFB Ser. 05-57, Class DI, IO,
1.882s, 2035	841,618	44,080	2,931,788	153,554	2,811,557	147,256
IFB Ser. 05-69, Class AS, IO,
1.882s, 2035	171,916	9,106	480,853	25,470	481,704	25,515
IFB Ser. 05-84, Class SG, IO,
1.882s, 2035	563,132	34,382	1,800,563	109,933	1,806,031	110,266
IFB Ser. 05-87, Class SG, IO,
1.882s, 2035	699,990	35,218	2,261,237	113,768	2,271,697	114,295
IFB Ser. 05-89, Class S, IO,
1.882s, 2035	967,331	42,283	3,138,212	137,174	3,155,679	137,938
IFB Ser. 05-95, Class CI, IO,
1.882s, 2035	311,404	17,057	1,006,871	55,152	1,011,589	55,411
IFB Ser. 05-104, Class NI, IO,
1.882s, 2035	188,540	12,181	301,072	19,452	301,072	19,452
IFB Ser. 05-104, Class SI, IO,
1.882s, 2033	—	—	2,258,656	130,567	2,268,506	131,137
IFB Ser. 05-105, Class S, IO,
1.882s, 2035	218,625	10,795	696,635	34,396	697,562	34,442
IFB Ser. 06-16, Class SM, IO,
1.882s, 2036	421,379	27,175	—	—	—	—
IFB Ser. 05-83, Class QI, IO,
1.872s, 2035	—	—	246,948	16,115	248,877	16,241
IFB Ser. 05-73, Class SD, IO,
1.862s, 2035	335,755	18,585	1,142,839	63,258	1,100,074	60,891
IFB Ser. 05-92, Class SC, IO,
1.862s, 2035	734,149	40,151	2,371,583	129,702	2,382,555	130,302
IFB Ser. 05-83, Class SL, IO,
1.852s, 2035	1,420,862	71,968	4,619,751	233,994	4,637,089	234,872

COLLATERALIZED

MORTGAGE OBLIGATIONS*	Growth 3.0%		Balanced 8.4%		Conservative 16.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 06-8, Class NS, IO,
1.812s, 2036	$901,015 $	49,398 $	2,695,092 $	147,757 $	2,961,617 $	162,369
IFB Ser. 06-8, Class PS, IO,
1.782s, 2036	276,738	16,918	—	—	—	—
IFB Ser. 05-95, Class OI, IO,
1.772s, 2035	—	—	139,354	8,990	140,335	9,054
IFB Ser. 04-38, Class SI, IO,
1.752s, 2033	595,378	22,684	2,073,186	78,988	1,987,636	75,729
IFB Ser. 03-112, Class SA, IO,
1.682s, 2028	290,465	9,310	923,946	29,615	924,902	29,646
IFB Ser. 03-124, Class ST, IO,
1.682s, 2034	195,481	7,635	—	—	—	—
IFB Ser. 04-72, Class SB, IO,
1.682s, 2034	272,336	10,383	948,559	36,164	909,786	34,686
Ser. 03-W8, Class 12, IO,
1.637s, 2042	2,147,446	81,022	7,619,921	287,495	5,867,076	221,361
IFB Ser. 05-67, Class BS, IO,
1.332s, 2035	366,551	14,376	1,192,925	46,785	1,197,016	46,945
IFB Ser. 05-73, Class ST, IO,
1.312s, 2035	85,671	2,925	—	—	—	—
Ser. 03-W6, Class 11, IO,
1.286s, 2035	242,855	146	192,647	116	463,426	278
IFB Ser. 05-74, Class SE, IO,
1.282s, 2035	2,702,563	83,804	3,669,319	113,783	3,354,231	104,012
IFB Ser. 05-82, Class SI, IO,
1.282s, 2035	1,144,303	33,882	3,898,196	115,423	3,753,514	111,139
IFB Ser. 05-74, Class NI, IO,
1.262s, 2035	521,618	22,154	—	—	—	—
IFB Ser. 05-87, Class SE, IO,
1.232s, 2035	2,735,451	90,612	8,895,011	294,647	8,928,136	295,745
IFB Ser. 04-54, Class SW, IO,
1.182s, 2033	176,198	4,521	561,562	14,407	562,102	14,421
IFB Ser. 05-58, Class IK, IO,
1.182s, 2035	270,695	10,606	936,733	36,701	904,175	35,425
Ser. 03-W17, Class 12, IO,
1.151s, 2033	—	—	2,452,244	71,980	2,354,285	69,104
Ser. 03-T2, Class 2, IO,
0.854s, 2042	1,056,327	19,115	10,167,155	183,982	7,229,243	130,818
Ser. 03-W6, Class 51, IO,
0.682s, 2042	702,656	7,729	3,143,035	34,573	2,489,231	27,382
Ser. 01-T12, Class IO,
0.568s, 2041	3,947,038	45,590	1,979,778	22,867	1,317,418	15,217
Ser. 03-W2, Class 1, IO,
0.472s, 2042	522,281	4,966	18,337,857	174,349	14,681,892	139,589
Ser. 02-T4, IO, 0.452s, 2041	10,401,579	91,982	10,932,777	96,679	6,913,271	61,134
Ser. 01-50, Class B1, IO,
0.452s, 2041	4,688,984	34,365	3,315,554	24,299	2,219,765	16,268
Ser. 02-T1, Class IO, IO,
0.425s, 2031	1,666,138	15,073	2,068,914	18,717	1,313,708	11,885
Ser. 02-W8, Class 1, IO,
0.37s, 2042	1,962,903	14,906	—	—	—	—
Ser. 03-W6, Class 3, IO,
0.365s, 2042	961,373	4,518	4,299,766	20,209	3,405,571	16,006
Ser. 03-W6, Class 23, IO,
0.351s, 2042	1,031,317	4,641	4,611,734	20,753	3,652,419	16,436
Ser. 01-79, Class BI, IO,
0.334s, 2045	1,733,826	11,893	11,816,689	81,056	8,402,386	57,636
IFB Ser. 04-89, Class EX, IO,
0.05s, 2034	748,864	1,215	—	—	—	—

COLLATERALIZED

MORTGAGE OBLIGATIONS*	Growth 3.0%		Balanced 8.4%		Conservative 16.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
Ser. 03-W8, Class 11, IO,
0.03s, 2042	$667,479 $	73 $	2,359,648 $	257 $	1,819,542 $	198
Ser. 03-W6, Class 21, IO,
0.004s, 2042	284,891	1	226,084	1	543,589	1
Ser. 342, Class 1, Principal
Only (PO), zero %, 2033	157,806	120,335	411,490	313,785	407,169	310,490
Ser. 361, Class 1, PO, zero %,
2035	463,190	354,352	1,679,600	1,284,935	1,797,383	1,375,042
Ser. 363, Class 1, PO, zero %,
2035	1,755,548	1,247,930	3,442,102	2,446,815	3,551,067	2,524,272
Ser. 02-82, Class TO, PO,
zero %, 2032	101,208	77,028	318,110	242,110	285,180	217,048
Ser. 03-34, Class P1, PO,
zero %, 2043	54,666	37,532	—	—	—	—
Ser. 04-38, Class AO, PO,
zero %, 2034	403,252	285,363	1,121,321	793,510	1,040,848	736,562
Ser. 04-61, Class CO, PO,
zero %, 2031	233,000	174,532	705,000	528,089	632,000	473,408
FRB Ser. 05-36, Class QA,
zero %, 2035	—	—	139,016	143,564	134,181	138,570
Ser. 05-38, PO, zero %, 2031	—	—	100,000	71,031	100,000	71,031
FRB Ser. 05-57, Class UL,
zero %, 2035	214,737	230,425	741,612	795,788	716,303	768,631
FRB Ser. 05-65, Class CU,
zero %, 2034	—	—	204,788	292,150	197,001	281,042
FRB Ser. 05-65, Class ER,
zero %, 2035	210,659	228,689	715,241	776,459	688,597	747,534
Ser. 05-65, Class KO, PO,
zero %, 2035	—	—	—	—	75,228	60,096
FRB Ser. 05-79, Class FE,
zero %, 2035	93,258	102,730	—	—	—	—
FRB Ser. 05-81, Class DF,
zero %, 2033	—	—	107,065	116,701	103,719	113,054
Ser. 05-113, Class DO, PO,
zero %, 2036	293,082	230,952	1,000,086	788,079	916,220	721,992
FRB Ser. 05-117, Class GF,
zero %, 2036	—	—	207,419	193,775	228,944	213,884
Federal Home Loan
Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s,
2042	25,998	27,475	66,221	69,983	65,240	68,947
Ser. T-41, Class 3A, 7 1/2s,
2032	120,158	124,715	806,051	836,621	804,781	835,302
Ser. T-42, Class A5, 7 1/2s,
2042	163,789	170,172	384,295	399,270	644,403	669,514
Ser. T-51, Class 2A, 7 1/2s,
2042	178,716	185,473	393,909	408,804	457,534	474,835
Ser. T-57, Class 1A3, 7 1/2s,
2043	256,210	266,454	840,403	874,003	839,569	873,135
Ser. T-58, Class 4A, 7 1/2s,
2043	774,355	805,412	251,675	261,769	138,513	144,069
Ser. T-59, Class 1A3, 7 1/2s,
2043	278,468	291,057	380,556	397,762	610,136	637,721
Ser. T-60, Class 1A3, 7 1/2s,
2044	391,856	408,858	1,261,221	1,315,941	1,244,844	1,298,853
Ser. T-41, Class 2A, 7s, 2032	22,790	23,384	64,725	66,409	65,180	66,877
Ser. T-60, Class 1A2, 7s, 2044	200,723	206,848	1,227,621	1,265,076	1,234,864	1,272,540

COLLATERALIZED

MORTGAGE OBLIGATIONS*	Growth 3.0%		Balanced 8.4%		Conservative 16.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Federal Home Loan
Mortgage Corp. Structured
Pass-Through Securities
Ser. T-56, Class A, IO,
0.646s, 2043	$952,137 $	10,575 $	3,344,516 $	37,147 $	2,667,540 $	29,628
Ser. T-56, Class 3, IO,
0.355s, 2043	906,349	9,399	3,010,025	31,216	2,459,046	25,502
Ser. T-56, Class 1, IO, 0.28s,
2043	1,106,781	7,771	3,676,284	25,811	3,002,961	21,083
Ser. T-56, Class 2, IO,
0.039s, 2043	1,028,555	2,775	3,415,505	9,215	2,790,206	7,528
FFCA Secured Lending Corp.
Ser. 99-1A, Class C1, 7.59s,
2025	100,000	70,000	—	—	—	—
Ser. 00-1, Class X, IO, 1.42s,
2020	552,212	31,505	2,134,974	121,804	1,364,463	77,845
FFCA Secured Lending Corp.
144A Ser. 00-1, Class A2,
7.77s, 2027	175,698	187,097	597,913	636,703	315,988	336,488
First Union National Bank-Bank
of America Commercial Mortgage
144A Ser. 01-C1, Class 3, IO,
1.696s, 2033	—	—	6,921,423	456,662	6,164,795	406,741
First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s,
2029	—	—	580,000	633,092	538,000	587,247
Ser. 97-C2, Class G, 7 1/2s,
2029	71,000	77,846	185,000	202,837	288,000	315,768
Ser. 97-C1, Class A3, 7.38s,
2029	302,316	304,928	—	—	—	—
First Union-Lehman
Brothers-Bank of America
144A Ser. 98-C2, Class G,
7s, 2035	—	—	717,000	761,110	703,000	746,249
Freddie Mac
IFB Ser. 2771, Class SV,
9.88s, 2034	103,617	108,006	—	—	—	—
IFB Ser. 2763, Class SC,
9.605s, 2032	274,654	281,564	976,467	1,001,037	974,349	998,866
IFB Ser. 2963, Class SV,
9.605s, 2034	—	—	200,000	204,977	200,000	204,977
IFB Ser. 3081, Class DC,
7.791s, 2035	198,294	191,873	378,742	366,478	378,742	366,478
Ser. 3114, Class BL, IO,
7 1/2s, 2030	—	—	109,426	20,871	110,172	21,013
IFB Ser. 3114, Class GK,
7.405s, 2036	—	—	227,070	220,654	248,980	241,945
IFB Ser. 2976, Class LC,
7.008s, 2035	—	—	271,024	262,094	260,376	251,797
IFB Ser. 2976, Class KL,
6.971s, 2035	200,354	193,839	639,778	618,975	613,645	593,692
IFB Ser. 2979, Class AS,
6.861s, 2034	—	—	166,893	161,104	167,841	162,019
IFB Ser. 2990, Class DP,
6.861s, 2034	96,046	92,632	568,594	548,383	548,424	528,930
IFB Ser. 2996, Class SA,
6.741s, 2035	—	—	332,930	308,792	332,930	308,792
IFB Ser. 3072, Class SA,
6.715s, 2035	—	—	147,959	136,769	147,959	136,769

COLLATERALIZED

MORTGAGE OBLIGATIONS*	Growth 3.0%		Balanced 8.4%		Conservative 16.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
IFB Ser. 3072, Class SM,
6.385s, 2035 $	— $	— $	235,944 $	214,875 $	235,944 $	214,875
IFB Ser. 3072, Class SB,
6.238s, 2035	—	—	222,123	201,082	222,123	201,082
IFB Ser. 3065, Class DC,
5.614s, 2035	200,857	181,433	572,200	516,862	574,160	518,632
Ser. 2980, Class ZC, 5 1/2s,
2035	8,894	8,872	—	—	—	—
IFB Ser. 3050, Class SA,
5.003s, 2034	—	—	409,259	363,695	412,211	366,318
IFB Ser. 3012, Class ST,
4.865s, 2035	96,255	86,962	—	—	—	—
IFB Ser. 3031, Class BS,
4.853s, 2035	239,417	215,835	—	—	—	—
IFB Ser. 2990, Class LB,
4.808s, 2034	199,146	178,504	675,742	605,699	646,740	579,704
IFB Ser. 2990, Class WP,
4.776s, 2035	95,265	88,805	449,653	419,162	434,410	404,953
IFB Ser. 2927, Class SI, IO,
3.751s, 2035	292,032	31,545	1,038,724	112,203	997,629	107,764
IFB Ser. 2538, Class SH, IO,
2.801s, 2032	46,117	2,964	160,546	10,318	153,916	9,892
IFB Ser. 2828, Class GI, IO,
2.751s, 2034	316,185	29,477	1,036,562	96,637	1,035,384	96,527
IFB Ser. 2802, Class SM, IO,
2.601s, 2032	101,484	6,515	350,053	22,473	335,747	21,555
IFB Ser. 2869, Class SH, IO,
2.551s, 2034	172,963	10,047	596,387	34,644	572,741	33,271
IFB Ser. 2869, Class JS, IO,
2.501s, 2034	789,845	47,106	2,589,381	154,429	2,586,437	154,254
IFB Ser. 2882, Class SL, IO,
2.451s, 2034	91,231	6,434	543,621	38,336	543,003	38,292
IFB Ser. 2594, Class SE, IO,
2.301s, 2030	374,780	18,739	—	—	—	—
IFB Ser. 2682, Class TQ, IO,
2.301s, 2033	142,300	7,515	495,964	26,193	475,423	25,108
IFB Ser. 2815, Class PT, IO,
2.301s, 2032	311,849	20,494	1,108,100	72,822	1,064,166	69,935
IFB Ser. 2828, Class TI, IO,
2.301s, 2030	186,215	12,046	567,072	36,682	568,757	36,791
IFB Ser. 3033, Class SF, IO,
2.051s, 2035	254,445	10,575	825,050	34,291	827,899	34,410
IFB Ser. 2922, Class SE, IO,
2.001s, 2035	474,119	21,482	1,650,358	74,778	1,582,270	71,693
IFB Ser. 3028, Class ES, IO,
2.001s, 2035	852,615	58,084	2,722,678	185,481	2,733,470	186,216
IFB Ser. 3045, Class DI, IO,
1.981s, 2035	532,692	24,344	3,918,003	179,054	5,848,729	267,288
IFB Ser. 2981, Class AS, IO,
1.971s, 2035	443,020	18,966	1,508,969	64,599	1,452,791	62,194
IFB Ser. 2981, Class BS, IO,
1.971s, 2035	230,155	10,141	783,987	34,542	754,803	33,257
IFB Ser. 2981, Class CS, IO,
1.971s, 2035	303,231	13,360	—	—	—	—
IFB Ser. 2924, Class SA, IO,
1.951s, 2035	676,351	28,745	2,355,173	100,095	2,258,098	95,969
IFB Ser. 2927, Class ES, IO,
1.951s, 2035	236,764	11,239	839,354	39,842	806,421	38,279
IFB Ser. 2950, Class SM, IO,
1.951s, 2016	325,978	19,355	1,158,299	68,774	1,112,375	66,047

COLLATERALIZED

MORTGAGE OBLIGATIONS*	Growth 3.0%		Balanced 8.4%		Conservative 16.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
IFB Ser. 3054, Class CS, IO,
1.951s, 2035	$217,970 $	10,081 $	652,937 $	30,198 $	657,802 $	30,423
IFB Ser. 3066, Class SI, IO,
1.951s, 2035	722,992	48,243	1,841,953	122,908	1,848,848	123,368
IFB Ser. 3107, Class DC, IO,
1.951s, 2035	429,559	31,344	2,549,445	186,030	2,810,569	205,084
IFB Ser. 3118, Class SD, IO,
1.951s, 2036	808,046	35,100	2,813,179	122,197	2,696,932	117,148
IFB Ser. 3031, Class BI, IO,
1.941s, 2035	186,978	11,855	525,406	33,312	527,276	33,430
IFB Ser. 2962, Class BS, IO,
1.901s, 2035	987,861	50,623	3,461,506	177,385	3,297,504	168,980
IFB Ser. 2986, Class WS, IO,
1.901s, 2035	204,948	6,844	698,023	23,310	672,297	22,451
IFB Ser. 3067, Class SI, IO,
1.901s, 2035	947,434	65,051	2,127,519	146,077	2,138,409	146,824
IFB Ser. 3114, Class BI, IO,
1.901s, 2030	505,974	19,511	1,641,390	63,293	1,652,582	63,725
IFB Ser. 3114, Class TS, IO,
1.901s, 2030	1,284,857	53,072	4,160,550	171,854	4,192,896	173,190
IFB Ser. 2990, Class LI, IO,
1.881s, 2034	285,773	16,409	1,010,347	58,012	967,020	55,525
IFB Ser. 3065, Class DI, IO,
1.871s, 2035	98,386	5,832	416,171	24,670	418,139	24,787
IFB Ser. 3114, Class GI, IO,
1.851s, 2036	199,234	12,417	563,830	35,141	620,611	38,679
IFB Ser. 3081, Class DI, IO,
1.731s, 2035	98,366	5,502	489,863	27,399	540,030	30,205
IFB Ser. 3012, Class UI, IO,
1.671s, 2035	131,764	6,038	—	—	—	—
IFB Ser. 2988, Class AS, IO,
1.451s, 2035	—	—	340,836	11,720	328,526	11,297
IFB Ser. 3016, Class SP, IO,
1.361s, 2035	196,439	5,986	556,739	16,964	557,697	16,993
IFB Ser. 3016, Class SQ, IO,
1.361s, 2035	390,005	12,067	1,180,554	36,526	1,305,126	40,381
IFB Ser. 2937, Class SY, IO,
1.351s, 2035	164,882	4,411	536,971	14,364	539,498	14,432
IFB Ser. 3012, Class WI, IO,
1.351s, 2035	191,694	8,548	—	—	—	—
IFB Ser. 3012, Class IG, IO,
1.331s, 2035	481,992	19,296	—	—	—	—
IFB Ser. 2815, Class S, IO,
1.251s, 2032	422,193	12,132	1,325,699	38,095	1,334,045	38,335
IFB Ser. 2957, Class SW, IO,
1.251s, 2035	896,969	26,068	3,056,172	88,820	2,942,189	85,507
IFB Ser. 2835, Class BI, IO,
0.03s, 2030	310,318	269	—	—	—	—
Ser. 228, PO, zero %, 2035	1,723,404	1,303,119	5,793,774	4,380,853	5,522,474	4,175,715
Ser. 231, PO, zero %, 2035	6,466,873	4,669,570	22,582,558	16,306,308	21,247,455	15,342,263
Ser. 236, PO, zero %, 2036	563,000	422,792	1,711,000	1,284,896	1,749,000	1,313,433
Ser. 1208, Class F, PO,
zero %, 2022	12,117	9,414	—	—	—	—
FRB Ser. 2958, Class FB,
zero %, 2035	403,238	402,602	—	—	—	—
FRB Ser. 2958, Class FL,
zero %, 2035	58,695	56,718	299,347	289,264	288,195	278,488
FRB Ser. 2986, Class XT,
zero %, 2035	—	—	86,038	94,830	86,038	94,830

COLLATERALIZED

MORTGAGE OBLIGATIONS*	Growth 3.0%		Balanced 8.4%		Conservative 16.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
FRB Ser. 3003, Class XF,
zero %, 2035	$182,098 $	193,308 $	648,270 $	688,177 $	625,507 $	664,014
FRB Ser. 3022, Class TC,
zero %, 2035	—	—	117,537	137,812	118,249	138,647
FRB Ser. 3024, Class CF,
zero %, 2034	266,870	271,117	—	—	—	—
Ser. 3045, Class DO, PO,
zero %, 2035	—	—	299,585	227,376	447,219	339,425
FRB Ser. 3046, Class UF,
zero %, 2033	93,488	94,163	—	—	—	—
FRB Ser. 3046, Class WF,
zero %, 2035	—	—	166,984	165,137	167,827	165,971
FRB Ser. 3054, Class XF,
zero %, 2034	—	—	80,267	83,327	80,267	83,327
GE Capital Commercial
Mortgage Corp. Ser. 04-C2,
Class A4, 4.893s, 2040	442,000	421,231	1,313,000	1,251,305	1,454,000	1,385,680
GE Capital Commercial
Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO,
0.049s, 2043	12,167,191	101,916	21,565,853	180,642	20,737,584	173,704
Ser. 05-C3, Class XC, IO,
0.039s, 2045	25,324,000	131,685	49,194,000	255,809	49,574,000	257,785
General Growth Properties-Mall
Properties Trust 144A FRB
Ser. 01-C1A, Class D3, 6.999s,
2014	53,377	53,428	153,623	153,767	123,680	123,796
GMAC Commercial Mortgage
Securities, Inc.
Ser. 99-C3, Class F,
7.806s, 2036	56,000	60,147	75,000	80,554	112,000	120,293
Ser. 04-C2, Class A4,
5.301s, 2038	85,000	83,254	315,000	308,530	311,000	304,612
Ser. 03-C2, Class A2,
5.289s, 2040	198,000	196,345	1,181,000	1,171,127	1,179,000	1,169,144
Ser. 97-C1, Class X, IO,
1.459s, 2029	1,641,247	55,525	—	—	—	—
Ser. 05-C1, Class X1, IO,
0.094s, 2043	4,751,000	85,185	19,984,000	358,313	21,705,000	389,171
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s,
2036	—	—	350,039	336,645	306,364	294,641
Ser. 06-C1, Class XC, IO,
0.039s, 2045	19,953,433	133,289	—	—	36,246,888	242,129
Government National
Mortgage Association
IFB Ser. 05-7, Class JM,
6.212s, 2034	212,668	206,489	733,026	711,728	707,687	687,125
IFB Ser. 05-84, Class SB,
5.059s, 2035	98,385	89,160	—	—	—	—
IFB Ser. 05-66, Class SP,
4.997s, 2035	—	—	345,943	307,840	347,903	309,584
IFB Ser. 05-84, Class SL,
4.997s, 2035	225,713	200,278	—	—	—	—
IFB Ser. 05-68, Class DP,
4.982s, 2035	138,511	127,263	—	—	—	—
IFB Ser. 04-86, Class SW, IO,
1.974s, 2034	174,227	8,485	1,410,408	68,685	1,310,850	63,837

COLLATERALIZED

MORTGAGE OBLIGATIONS*	Growth 3.0%		Balanced 8.4%		Conservative 16.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Government National
Mortgage Association
IFB Ser. 06-10, Class SM, IO,
1.62s, 2036	$985,000 $	39,092 $	2,913,000 $	115,610 $	3,211,000 $	127,437
IFB Ser. 05-65, Class SI, IO,
1.574s, 2035	221,521	8,799	1,426,666	56,671	1,433,958	56,960
IFB Ser. 06-14, Class S, IO,
1.56s, 2036	422,000	14,836	1,248,000	43,875	1,376,000	48,375
IFB Ser. 05-68, Class KI, IO,
1.524s, 2035	1,551,000	88,957	—	—	—	—
IFB Ser. 05-68, Class SI, IO,
1.524s, 2035	1,404,449	61,924	4,566,644	201,350	4,583,144	202,078
IFB Ser. 05-28, Class SA, IO,
1.424s, 2035	961,284	28,827	3,415,745	102,432	3,280,317	98,371
IFB Ser. 05-51, Class SJ, IO,
1.424s, 2035	421,933	15,823	1,371,047	51,414	1,375,788	51,592
IFB Ser. 05-68, Class S, IO,
1.424s, 2035	833,227	33,205	2,709,657	107,983	2,719,202	108,364
IFB Ser. 05-60, Class SJ, IO,
1.004s, 2034	680,595	18,927	—	—	—	—
Ser. 98-2, Class EA, PO,
zero %, 2028	24,996	19,793	4,769	3,776	—	—
Ser. 99-31, Class MP, PO,
zero %, 2029	22,187	18,514	104,822	87,467	52,411	43,733
Greenwich Capital Commercial
Funding Corp. Ser. 05-GG5,
Class XC, IO, 0.037s, 2037	12,923,913	56,090	41,166,130	178,661	41,279,007	179,151
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6,
5.396s, 2038	298,000	294,299	865,000	854,257	953,000	941,164
Ser. 05-GG4, Class A4B,
4.732s, 2039	230,000	215,369	701,000	656,408	1,349,000	1,263,187
GS Mortgage Securities
Corp. II 144A
FRB Ser. 03-FL6A, Class L,
7.999s, 2015	87,000	87,109	124,000	124,155	114,000	114,143
Ser. 98-C1, Class F, 6s, 2030	—	—	280,000	279,636	282,000	281,633
Ser. 03-C1, Class X1, IO,
0.205s, 2040	5,017,817	96,342	—	—	—	—
Ser. 05-GG4, Class XC, IO,
0.108s, 2039	8,573,643	165,986	23,278,159	450,665	22,416,005	433,974
Ser. 04-C1, Class X1, IO,
0.086s, 2028	5,799,123	63,616	7,900,712	86,671	7,900,712	86,671
Ser. 06-GG6, Class XC, IO,
0.04s, 2038	3,490,000	14,100	34,922,000	141,085	25,232,000	101,937
HVB Mortgage Capital Corp.
Ser. 03-FL1A, Class K, 7.73s,
2022	118,000	120,049	—	—	—	—
JPMorgan Commercial Mortgage
Finance Corp. Ser. 97-C5,
Class F, 7.561s, 2029	64,000	68,928	204,000	219,708	204,000	219,708
JPMorgan Commercial Mortgage
Finance Corp. 144A Ser. 00-C9,
Class G, 6 1/4s, 2032	38,000	38,466	240,000	242,943	260,000	263,189
JPMorgan Chase Commercial
Mortgage Securities Corp.
Ser. 06-CB14, Class A4,
5.481s, 2044	454,000	450,028	1,740,000	1,724,775	1,950,000	1,932,938
Ser. 05-CB11, Class A4,
5.335s, 2037	454,000	459,675	1,348,000	1,364,850	1,490,000	1,508,625

COLLATERALIZED

MORTGAGE OBLIGATIONS*	Growth 3.0%			Balanced 8.4%			Conservative 16.8%

	Principal			Principal			Principal
	amount	Value		amount	Value		amount	Value

JPMorgan Chase Commercial
Mortgage Securities
Corp. 144A
Ser. 04-FL1A, Class X1A, IO,
0.914s, 2019	$1,278,401 $	4,223	$	— $	—	$	— $	—
Ser. 05-CB12, Class X1, IO,
0.058s, 2037	4,288,265	45,730		12,274,576	130,897		11,799,424	125,830
Ser. 05-LDP2, Class X1, IO,
0.047s, 2042	17,173,368	269,005		42,026,493	658,306		35,105,748	549,899
Ser. 05-LDP4, Class X1, IO,
0.041s, 2042	11,526,835	106,713		24,251,536	224,516		29,221,530	270,527
Ser. 06-LDP6, Class X1, IO,
0.041s, 2043	—	—		22,933,000	133,477		16,533,000	96,227
Ser. 06-CB14, Class X1, IO,
0.04s, 2044	12,420,755	58,222		27,786,000	130,247		30,213,000	141,623
Ser. 05-LDP3, Class X1, IO,
0.037s, 2042	16,463,530	123,476		17,493,124	131,198		29,380,793	220,356
Ser. 05-LDP1, Class X1, IO,
0.033s, 2046	3,255,683	30,395		8,017,504	74,851		7,671,768	71,623
Ser. 05-LDP5, Class X1, IO,
0.033s, 2044	22,992,945	107,779		69,528,331	325,914		76,540,910	358,786
LB Commercial Conduit
Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s,
2031	—	—		149,428	149,912		136,004	136,445
Ser. 99-C1, Class G, 6.41s,
2031	—	—		159,961	147,961		145,590	134,668
Ser. 98-C4, Class G, 5.6s,
2035	—	—		132,000	128,904		127,000	124,021
Ser. 98-C4, Class H, 5.6s,
2035	—	—		223,000	210,639		215,000	203,083
LB-UBS Commercial Mortgage
Trust
Ser. 05-C7, Class AM,
5.263s, 2040	287,000	279,260		877,000	853,348		1,694,000	1,648,314
Ser. 04-C7, Class A6,
4.786s, 2029	121,000	114,619		362,000	342,909		400,000	378,905
LB-UBS Commercial Mortgage
Trust 144A
Ser. 05-C3, Class XCL, IO,
0.123s, 2040	3,267,524	70,856		14,640,357	317,476		12,069,853	261,734
Ser. 05-C2, Class XCL, IO,
0.099s, 2040	16,242,648	174,481		32,448,476	348,567		43,033,762	462,276
Ser. 05-C5, Class XCL, IO,
0.084s, 2020	5,036,098	72,007		14,032,836	200,643		15,122,262	216,220
Ser. 05-C7, Class XCL, IO,
0.074s, 2040	12,591,115	120,510		32,699,401	312,966		32,787,158	313,806
Ser. 06-C1, Class XCL, IO,
0.062s, 2041	10,620,727	120,678		—	—		30,924,823	351,383
Lehman Brothers Floating Rate
Commercial Mortgage Trust 144A
FRB
Ser. 03-LLFA, Class L, 8.49s,
2014	—	—		356,000	355,346		345,000	344,366
Ser. 04-LLFA, Class H,
5.699s, 2017	175,000	175,665		184,000	184,699		214,000	214,813
Ser. 05-LLFA, Class J, 5.549s,
2018	23,000	23,000		93,000	93,000		89,000	89,000

COLLATERALIZED

MORTGAGE OBLIGATIONS*	Growth 3.0%		Balanced 8.4%		Conservative 16.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Merrill Lynch Mortgage
Investors, Inc.
Ser. 98-C3, Class E,
6.525s, 2030 $	— $	— $	137,000 $	145,528 $	127,000 $	134,906
Ser. 96-C2, Class JS, IO,
2.14s, 2028	369,481	15,717	675,880	28,751	257,878	10,970
Merrill Lynch Mortgage Trust
Ser. 05-MCP1, Class XC, IO,
0.05s, 2043	4,576,376	60,601	15,489,962	205,121	14,899,366	197,300
Merrill Lynch Mortgage Trust
144A Ser. 05-LC1, Class X,
IO, 0.108s, 2044	2,518,043	25,860	7,592,085	77,971	8,355,189	85,808
Merrill Lynch/Countrywide
Commercial Mortgage
Trust 144A
Ser. 06-1, Class X, IO,
0.14s, 2039	4,571,000	27,676	20,236,000	122,523	21,892,000	132,549
Mezz Cap Commercial
Mortgage Trust 144A
Ser. 05-C3, Class X, IO,
5.538s, 2044	414,038	139,738	655,060	221,083	656,060	221,420
Ser. 04-C2, Class X, IO,
5.182s, 2040	208,766	73,981	531,404	188,316	520,417	184,423
Morgan Stanley Capital I
Ser. 98-CF1, Class D, 7.35s,
2032	67,000	70,002	—	—	—	—
Ser. 05-HQ6, Class A4A,
4.989s, 2042	278,000	265,946	827,000	791,142	915,000	875,326
Ser. 04-HQ4, Class A7, 4.97s,
2040	144,000	137,665	427,000	408,216	473,000	452,193
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s,
2030	14,000	14,359	124,000	127,184	115,000	117,952
Ser. 04-RR, Class F5, 6s, 2039	—	—	395,000	333,099	340,000	286,719
Ser. 04-RR, Class F6, 6s, 2039	—	—	395,000	319,417	350,000	283,028
Ser. 05-HQ6, Class X1, IO,
0.046s, 2042	8,305,505	83,055	18,322,520	183,225	18,200,981	182,010
Ser. 05-HQ5, Class X1, IO,
0.037s, 2042	7,888,262	64,092	11,104,574	90,225	10,590,878	86,051
Ser. 05-RR6, Class X, IO,
1.546s, 2043	1,000,000	70,273	2,901,000	203,862	4,668,000	328,034
Mortgage Capital Funding, Inc.
Ser. 97-MC1, Class A3,
7.288s, 2027	6,581	6,543	—	—	—	—
FRB Ser. 98-MC2, Class E,
7.099s, 2030	53,000	54,548	215,000	221,280	206,000	212,017
Ser. 97-MC2, Class X, IO,
0.741s, 2012	819,495	9,251	227,041	2,563	—	—
Permanent Financing PLC FRB
Ser. 8, Class 2C, 5.280s, 2042
(United Kingdom)	165,000	164,957	—	—	—	—
PNC Mortgage Acceptance
Corp. 144A
Ser. 99-CM1, Class B3, 7.1s,
2032	—	—	813,000	839,081	757,000	781,285
Ser. 00-C1, Class J, 6 5/8s,
2010	—	—	118,000	109,821	189,000	175,900
Ser. 00-C2, Class J, 6.22s,
2033	—	—	208,000	210,065	193,000	194,916

COLLATERALIZED

MORTGAGE OBLIGATIONS*	Growth 3.0%		Balanced 8.4%		Conservative 16.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Pure Mortgages 144A
FRB Ser. 04-1A, Class F,
8.31s, 2034 (Ireland)	$116,000 $	116,073	$ 558,000 $	558,349	$544,000	$544,340
Ser. 04-1A, Class E, 6.06s,
2034 (Ireland)	100,000	100,060	220,000	220,132	429,000	429,257
QFA Royalties, LLC 144A
Ser. 05-1, 7.3s, 2025	—	—	401,951	394,419	386,999	379,747
Salomon Brothers Mortgage
Securities VII 144A
Ser. 03-CDCA, Class X3CD,
IO, 1.43s, 2015	287,512	2,168	802,493	6,050	748,527	5,643
SBA CMBS Trust 144A
Ser. 05-1A, Class D, 6.219s,
2035	—	—	200,000	198,031	200,000	198,031
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018
(Cayman Islands)	—	—	172,000	148,249	165,000	142,215
Ser. 03-1A, Class M, 5s, 2018
(Cayman Islands)	—	—	116,000	95,564	112,000	92,269
Ser. 04-1A, Class K, 5s, 2018
(Cayman Islands)	100,000	92,234	—	—	—	—
Ser. 04-1A, Class L, 5s, 2018
(Cayman Islands)	—	—	76,000	65,232	74,000	63,516
Wachovia Bank Commercial
Mortgage Trust
Ser. 06-C23, Class A4,
5.418s, 2045	449,000	442,992	3,151,000	3,108,840	2,818,000	2,780,295
Ser. 05-C17, Class A4,
5.083s, 2042	236,000	227,688	1,493,000	1,440,417	1,424,000	1,373,847
Ser. 04-C15, Class A4,
4.803s, 2041	215,000	203,197	637,000	602,031	705,000	666,298
Wachovia Bank Commercial
Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L,
8.049s, 2018	—	—	164,000	163,298	156,000	155,332
Ser. 05-C18, Class XC, IO,
0.055s, 2042	12,987,800	131,826	22,161,943	224,944	25,590,139	259,740
Ser. 06-C23, Class XC, IO,
0.052s, 2045	4,912,000	30,209	32,376,000	199,112	35,539,000	218,565
Ser. 03-C3, Class IOI, IO,
0.356s, 2035	535,866	16,906	4,026,210	127,020	4,030,058	127,142
Washington Mutual Asset
Securities Corp. 144A
Ser. 05-C1A, Class G, 5.72s,
2036	—	—	46,000	43,696	44,000	41,797
Ser. 05-C1A, Class F, 5.3s,
2036	107,000	100,584	—	—	—	—

Total collateralized mortgage
obligations (cost $49,966,193,
$161,559,492 and $160,930,684)		$47,934,837		$154,627,856		$154,859,099

ASSET-BACKED SECURITIES*	Growth 2.0%		Balanced 3.9%		Conservative 7.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Aames Mortgage Investment
Trust FRB Ser. 04-1,
Class 2A1, 5.158s, 2034	$95,952 $	96,050 $	247,984 $	248,238 $	242,149 $	242,397
ABSC NIMS Trust 144A
Ser. 03-HE5, Class A, 7s, 2033	2,029	2,008	—	—	—	—
Ser. 05-HE2, Class A1, 4 1/2s,
2035 (Cayman Islands)	87,972	86,236	244,519	239,696	234,822	230,190
Ace Securities Corp. FRN
Ser. 04-HE2, Class A2A,
5.198s, 2034	322,532	323,209	—	—	—	—
Ser. 04-HE3, Class A2A,
5.188s, 2034	16,024	16,048	—	—	—	—
Advanta Business Card Master
Trust FRB Ser. 04-C1, Class C,
5.826s, 2013	159,000	161,174	—	—	212,000	214,898
Aegis Asset Backed Securities
Trust FRN Ser. 04-5,
Class 1A2, 5.158s, 2031	91,000	91,199	—	—	—	—
Aegis Asset Backed Securities
Trust 144A
Ser. 04-5N, Class Note, 5s,
2034	24,589	24,435	38,080	37,842	36,992	36,761
Ser. 04-6N, Class Note,
4 3/4s, 2035	42,001	41,686	59,362	58,917	58,802	58,361
Ser. 04-2N, Class N1, 4 1/2s,
2034	—	—	7,851	7,825	7,463	7,438
AFC Home Equity Loan Trust
Ser. 99-2, Class 1A, 5.228s,
2029	484,100	486,205	900,906	904,824	640,888	643,676
American Express Credit
Account Master Trust 144A
Ser. 04-C, Class C, 5.249s,
2012	183,275	183,304	1,118,612	1,118,786	897,417	897,557
American Home Mortgage
Investment Trust FRB
Ser. 04-3, Class 3A, 3.71s,
2034	194,969	191,686	357,966	351,939	424,004	416,864
Ser. 04-3, Class 2A, 3.59s,
2034	123,434	121,177	339,025	332,826	283,172	277,995
Americredit Automobile
Receivables Trust 144A
Ser. 05-1, Class E, 5.82s,
2012	—	—	513,814	512,170	326,973	325,927
Ameriquest Finance NIM Trust 144A
Ser. 04-IAN, Class 1A, 5.437s,
2034 (Cayman Islands)	6,471	6,458	4,377	4,369	4,044	4,036
Ser. 04-RN9, Class N1, 4.8s,
2034 (Cayman Islands)	22,559	22,559	37,521	37,521	34,832	34,832
Ameriquest Mortgage
Securities, Inc.
FRB Ser. 06-R1, Class M10,
7.318s, 2036	—	—	142,000	118,683	261,000	218,142
FRN Ser. 03-AR1, Class A2,
5.308s, 2033	23,740	23,788	—	—	—	—
FRN Ser. 04-R10, Class A5,
5.208s, 2034	13,785	13,798	—	—	—	—
FRN Ser. 04-R11, Class A2,
5.188s, 2034	37,333	37,426	—	—	—	—

ASSET-BACKED SECURITIES*	Growth 2.0%			Balanced 3.9%			Conservative 7.7%

	Principal			Principal			Principal
	amount	Value		amount	Value		amount	Value

Amortizing Residential
Collateral Trust FRN
Ser. 04-1, Class A4,
5.138s, 2034	$62,000 $	62,096	$	— $	—	$	— $	—
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s,
2038	—	—		286,000	287,548		223,000	224,207
Ser. 04-1A, Class E, 6.42s,
2039	—	—		240,272	235,051		227,202	222,265
Argent NIM Trust 144A
Ser. 04-WN9, Class A, 5.19s,
2034 (Cayman Islands)	10,535	10,470		10,692	10,625		9,911	9,849
Argent Securities, Inc.
Ser. 04-W11, Class A3,
5.178s, 2034	172,515	172,722		—	—		—	—
Asset Backed Funding Corp. NIM
Trust 144A
FRB Ser. 05-OPT1, Class B1,
7.318s, 2035	50,000	37,049		—	—		117,000	86,694
Ser. 04-FF1, Class N1, 5s,
2034 (Cayman Islands)	—	—		11,051	11,034		10,208	10,193
Ser. 04-0PT5, Class N1, 4.45s,
2034 (Cayman Islands)	14,765	14,726		—	—		28,086	28,012
Asset Backed Securities Corp.
Home Equity Loan Trust
FRN Ser. 04-HE7, Class A2,
5.198s, 2034	163,059	163,524		—	—		—	—
FRN Ser. 04-HE8, Class A2,
5.198s, 2034	109,944	110,098		—	—		—	—
FRB Ser. 04-HE9, Class A2,
5.188s, 2034	59,334	59,426		113,509	113,684		110,930	111,100
FRN Ser. 04-HE6, Class A2,
5.178s, 2034	341,340	342,359		1,208,823	1,212,429		1,159,687	1,163,147
FRB Ser. 04-HE1, Class A3,
5.149s, 2034	3,442	3,443		637	637		607	607
FRB Ser. 05-HE1, Class A3,
5.108s, 2035	19,837	19,857		146,886	147,038		145,469	145,619
Asset Backed Securities Corp.
Home Equity Loan Trust 144A
FRB Ser. 06-HE2, Class M11,
7.309s, 2036	—	—		53,000	42,277		58,000	46,265
Banc of America Funding Corp.
144A Ser. 04-NIM1, Class
Note, 6s, 2034	—	—		891	891		891	891
Banc of America Mortgage
Securities
Ser. 04-D, Class 2A, IO,
0.553s, 2034	991,121	3,252		3,377,208	11,082		3,251,052	10,668
Ser. 05-E, Class 2, IO,
0.306s, 2035	2,264,000	15,211		7,566,000	50,834		7,285,000	48,946
Bank One Issuance Trust FRB
Ser. 03-C4, Class C4, 5.779s,
2011	110,000	112,075		280,000	285,283		250,000	254,717
Bay View Auto Trust
Ser. 05-LJ2, Class D, 5.27s,
2014	62,000	60,834		139,000	136,385		134,000	131,479
Ser. 05-LJ2, Class C, 4.92s,
2014	100,000	98,090		46,000	45,121		45,000	44,140

ASSET-BACKED SECURITIES*	Growth 2.0%		Balanced 3.9%		Conservative 7.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Bayview Financial
Acquisition Trust
FRB Ser. 03-G, Class A1,
5.421s, 2039	$550,000 $	550,660 $	1,012,000 $	1,013,214 $	944,000 $	945,133
FRB Ser. 03-F, Class A,
5.321s, 2043	284,034	284,541	462,789	463,616	424,041	424,798
FRB Ser. 04-D, Class A,
5.211s, 2044	180,731	180,889	590,749	591,263	576,722	577,224
Ser. 04-B, Class A1, 5.105s,
2039	—	—	861,452	861,449	1,131,240	1,131,235
Ser. 03-F, Class A, IO, 4s,
2006	181,818	943	—	—	—	—
Ser. 04-A, Class A, IO,
3.938s, 2006	568,905	9,282	—	—	—	—
Ser. 04-D, Class A, IO,
3.938s, 2007	980,398	31,446	2,973,781	95,381	2,901,720	93,070
Ser. 05-B, Class A, IO,
3.487s, 2039	2,970,127	101,679	2,852,023	97,636	7,431,498	254,409
Bayview Financial Asset
Trust 144A
FRB Ser. 03-SSRA, Class M,
6.168s, 2038	78,451	79,307	233,530	236,076	182,445	184,434
FRB Ser. 03-SSRA, Class A,
5.518s, 2038	78,451	78,914	233,530	234,908	182,445	183,522
FRB Ser. 04-SSRA, Class A1,
5.418s, 2039	184,958	185,753	268,828	269,984	260,497	261,617
Ser. 03-X, Class A, IO, 0.61s,
2006	533,939	1,836	1,397,052	4,802	1,061,026	3,647
Bear Stearns Adjustable Rate
Mortgage Trust Ser. 04-1,
Class 11A1, 3.627s, 2034	97,626	96,483	1,021,416	1,009,450	953,078	941,912
Bear Stearns Alternate Trust
Ser. 04-12, Class 2A2,
4.995s, 2035	134,916	134,011	434,335	431,422	444,395	441,414
Ser. 04-9, Class 1A1,
4.971s, 2034	60,299	59,970	159,332	158,463	145,355	144,562
Ser. 05-2, Class 2A2A,
4.826s, 2035	90,081	89,395	271,805	269,736	261,391	259,401
Ser. 05-5, Class 21A1,
4.685s, 2035	472,008	466,362	965,802	954,248	925,460	914,388
Bear Stearns Asset Backed
Securities NIM Trust 144A
Ser. 04-HE6, Class A1, 5 1/4s,
2034 (Cayman Islands)	—	—	32,540	32,494	29,609	29,567
Ser. 04-HE7N, Class A1,
5 1/4s, 2034	4,828	4,821	19,057	19,030	17,786	17,761
Ser. 04-FR1, Class A1, 5s,
2034 (Cayman Islands)	—	—	16,089	16,057	19,069	19,030
Ser. 04-HE8N, Class A1,
5s, 2034	12,338	12,309	—	—	10,487	10,463
Ser. 04-HE10, Class A2, 5s,
2034 (Cayman Islands)	—	—	70,000	69,388	60,000	59,475
Ser. 04-HE10, Class A1,
4 1/4s, 2034
(Cayman Islands)	36,818	36,565	46,200	45,882	45,492	45,179
Bear Stearns Asset Backed
Securities, Inc.
FRB Ser. 06-EC1, Class M9,
6.818s, 2035	—	—	146,000	118,169	161,000	130,309
FRB Ser. 06-PC1, Class M9,
6.568s, 2035	—	—	—	—	100,000	80,375

ASSET-BACKED SECURITIES*	Growth 2.0%		Balanced 3.9%		Conservative 7.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Bear Stearns Asset Backed
Securities, Inc.
FRB Ser. 03-3, Class A2,
5.408s, 2043	$127,000 $	127,298 $	441,000 $	442,034 $	348,000 $	348,816
FRB Ser. 03-1, Class A1,
5.318s, 2042	128,208	128,207	365,779	365,777	260,232	260,231
FRB Ser. 05-3, Class A1,
5.268s, 2035	313,726	313,727	—	—	—	—
FRN Ser. 03-ABF1, Class A,
5.188s, 2034	61,598	61,675	—	—	—	—
FRN Ser. 04-HE9, Class 1A2,
5.188s, 2032	268,567	268,903	—	—	—	—
Bombardier Capital Mortgage
Securitization Corp.
Ser. 01-A, Class A, 6.805s,
2030	173,539	174,570	265,921	267,501	254,265	255,776
Broadhollow Funding, LLC 144A
FRB Ser. 04-A, Class Sub,
6.57s, 2009	—	—	500,000	505,800	500,000	505,800
Capital One Multi-Asset
Execution Trust FRB
Ser. 02-C1, Class C1, 7.499s,
2010	—	—	65,000	67,173	53,000	54,772
CARMAX Auto Owner Trust
Ser. 04-2, Class D, 3.67s,
2011	18,042	17,675	71,139	69,690	65,984	64,640
CARSSX Finance, Ltd. 144A FRB
Ser. 04-AA, Class B4, 10.249s,
2011 (Cayman Islands)	—	—	116,116	122,038	148,658	156,239
Ser. 04-AA, Class B3, 8.099s,
2011 (Cayman Islands)	—	—	15,183	15,574	15,183	15,574
CDO Repackaging Trust Series
144A FRB Ser. 03-2, Class A,
9.04s, 2008	—	—	690,000	733,125	535,000	568,438
Centex Home Equity
Ser. 03-B, Class A, IO,
4.576s, 2006	86,834	583	—	—	—	—
Ser. 04-C, Class A, IO,
3 1/2s, 2006	408,000	2,194	1,020,000	5,484	—	—
Chase Credit Card Master Trust
FRB Ser. 03-3, Class C,
5.829s, 2010	170,000	172,771	470,000	477,662	420,000	426,847
Chase Funding Loan Acquisition
Trust FRN Ser. 04-AQ1,
Class A2, 5.218s, 2034	263,046	263,537	—	—	—	—
Chase Funding Net Interest
Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	38,165	38,140	73,011	72,965	91,500	91,443
CHEC NIM Ltd., 144A
Ser. 04-2, Class N2, 8s, 2034
(Cayman Islands)	—	—	88,000	87,211	85,000	84,237
Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)	—	—	35,000	31,874	34,000	30,963
Ser. 04-2, Class N1, 4.45s,
2034 (Cayman Islands)	2,517	2,513	4,989	4,981	4,830	4,823
Citibank Credit Card Issuance
Trust FRB Ser. 01-C1,
Class C1, 5.68s, 2010	110,000	111,620	240,000	243,535	210,000	213,093

ASSET-BACKED SECURITIES*	Growth 2.0%			Balanced 3.9%		Conservative 7.7%

	Principal			Principal		Principal
	amount	Value		amount	Value	amount	Value

Citigroup Mortgage Loan
Trust, Inc.
FRB Ser. 06-WMC1,
Class M10,
8.318s, 2035 $	— $	—	$	— $	— $	46,000 $	40,755
FRB Ser. 05-HE4,
Class M11,
7.318s, 2035	41,000	33,588		—	—	—	—
FRB Ser. 05-HE4,
Class M12,
6.868s, 2035	49,000	38,434		—	—	—	—
FRN Ser. 04-RES1,
Class A2,
5.218s, 2034	35,350	35,394		—	—	—	—
Ser. 03-HE3, Class A,
5.198s, 2033	1,111,594	1,112,636		—	—	—	—
Citigroup Mortgage Loan
Trust, Inc. 144A FRN
Ser. 03-HE4, Class A, 5.228s,
2033	470,009	470,744		—	—	—	—
CNL Funding Ser. 99-1,
Class A2, 7.645s, 2014	122,000	126,364		455,000	471,277	286,000	296,231
Conseco Finance
Securitizations Corp.
Ser. 02-2, Class A, IO,
8 1/2s, 2033	151,708	35,725		572,065	134,712	360,306	84,846
Ser. 00-4, Class A6, 8.31s,
2032	—	—		1,479,000	1,235,551	1,232,000	1,029,208
Ser. 00-5, Class A4, 7.47s,
2032	85,243	85,466		216,807	217,375	213,929	214,489
Ser. 01-4, Class A4, 7.36s,
2033	507,000	492,806		1,270,000	1,234,444	1,243,000	1,208,200
Ser. 01-1, Class A5, 6.99s,
2032	691,000	628,812		3,389,000	3,083,998	2,767,000	2,517,977
Ser. 01-3, Class A4, 6.91s,
2033	—	—		393,000	371,720	387,000	366,045
Ser. 00-6, Class A4, 6.77s,
2032	34,618	34,662		—	—	—	—
Ser. 02-1, Class A, 6.681s,
2033	299,222	301,757		934,080	941,994	761,513	767,965
Ser. 01-1, Class A4, 6.21s,
2032	157,417	157,802		602,761	604,237	584,205	585,636
Ser. 01-3, Class A3, 5.79s,
2033	—	—		552,529	552,061	420,414	420,059
Ser. 01-1, Class A, IO,
2 1/2s, 2032	846,450	14,450		3,126,450	53,374	1,980,750	33,815
Ser. 01-3, Class A, IO,
2 1/2s, 2033	2,034,725	53,133		6,391,438	166,901	3,978,188	103,883
Ser. 01-4, Class A, IO,
2 1/2s, 2033	957,440	27,133		2,145,400	60,800	1,424,600	40,373
Countryplace Manufactured Hsg.
Contract Ser. 05-1, Class A1,
4.23s, 2035	185,657	183,597		—	—	—	—
Countrywide Alternative
Loan Trust
Ser. 04-15, Class 1A1, 4.922s,
2034	33,074	32,826		160,080	158,880	160,962	159,755
Ser. 05-24, Class IIAX, IO,
1.774s, 2035	1,658,624	62,198		4,607,682	172,788	4,406,771	165,254
Ser. 05-24, Class 1AX, IO,
1.244s, 2035	3,681,421	96,637		5,351,740	140,483	5,128,102	134,613

ASSET-BACKED SECURITIES*	Growth 2.0%			Balanced 3.9%			Conservative 7.7%

	Principal			Principal			Principal
	amount	Value		amount	Value		amount	Value

Countrywide Asset Backed
Certificates FRN
Ser. 04-8, Class 2A2,
5.168s, 2032	$492,302 $	492,736	$	— $	—	$	— $	—
Ser. 04-5, Class 4A3,
5.138s, 2034	188,105	188,617		662,578	664,384		637,872	639,610
Ser. 04-13, Class AV2,
5.078s, 2034	73,916	73,977		260,502	260,714		249,738	249,941
Countrywide Asset Backed
Certificates 144A
Ser. 04-6N, Class N1,
6 1/4s, 2035	45,609	45,290		133,503	132,569		123,796	122,930
Ser. 04-BC1N, Class Note,
5 1/2s, 2035	—	—		26,835	26,486		25,478	25,146
Ser. 04-11N, Class N,
5 1/4s, 2036	12,044	11,998		17,281	17,215		16,758	16,694
Ser. 04-14N, 5s, 2036	14,329	14,186		56,456	55,895		55,883	55,327
Countrywide Home Loans
Ser. 05-9, Class 1X, IO,
1.519s, 2035	1,294,694	31,202		4,589,922	110,617		4,389,948	105,798
Ser. 05-2, Class 2X, IO,
1.428s, 2035	1,804,489	39,191		5,018,451	108,995		4,793,327	104,105
Ser. 06-0A5, Class X, IO,
zero %, 2046	982,000	49,100		2,907,000	145,350		3,204,000	160,200
Countrywide Home Loans 144A
Ser. 05-R2, Class 2A3, 8s,
2035	183,235	192,168		—	—		342,853	359,567
Countrywide Partnership Trust
144A Ser. 04-EC1N, Class N,
5s, 2035	9,268	9,220		25,343	25,210		30,846	30,684
Credit-Based Asset Servicing
and Securitization FRN
Ser. 02-CB2, Class A2,
5.368s, 2032	60,971	61,276		—	—		—	—
Crest, Ltd. 144A Ser. 03-2A,
Class D2, 6.723s, 2038
(Cayman Islands)	—	—		339,000	334,207		313,000	308,574
CS First Boston Mortgage
Securities Corp. 144A
Ser. 04-FR1N, Class A, 5s,
2034	81,183	80,371		113,398	112,264		123,707	122,470
Fieldstone Mortgage
Investment Corp.
FRB Ser. 05-1, Class M3,
5.358s, 2035	—	—		143,000	143,311		138,000	138,301
FRN Ser. 04-4, Class 2A,
5.138s, 2035	26,384	26,430		—	—		—	—
Finance America NIM Trust 144A
Ser. 04-1, Class A, 5 1/4s,
2034	—	—		27,765	14,438		25,241	13,125
First Chicago Lennar Trust
144A Ser. 97-CHL1, Class D,
7.73s, 2039	—	—		714,012	712,004		681,849	679,932
First Franklin Mortgage Loan
Asset Backed Certificates FRN
Ser. 04-FF10, Class A2,
5.218s, 2032	347,800	348,485		—	—		—	—
First Franklin Mortgage Loan
NIM Trust 144A
Ser. 04-FF7A, Class A, 5s,
2034 (Cayman Islands)	12,407	12,379		20,577	20,531		19,139	19,097
Ser. 04-FF10, Class N1, 4.45s,
2034 (Cayman Islands)	9,115	9,092		16,615	16,573		16,140	16,100

ASSET-BACKED SECURITIES*	Growth 2.0%		Balanced 3.9%		Conservative 7.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

First Horizon Mortgage
Pass-Through Trust
Ser. 05-AR2, Class 1A1,
4.829s, 2035	$406,533 $	401,759 $	729,739 $	721,170 $	698,596 $	690,394
Ford Credit Auto Owner Trust
Ser. 04-A, Class C, 4.19s,
2009	140,000	135,669	240,000	232,575	130,000	125,978
Fremont Home Loan Trust FRN
Ser. 04-3, Class A3, 5.218s,
2034	366,000	366,449	—	—	—	—
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s,
2034	—	—	46,536	42,849	45,125	41,550
Ser. 04-D, Class N2, 7 1/2s,
2034 (Cayman Islands)	—	—	19,285	19,123	19,285	19,123
Ser. 04-3, Class A, 4 1/2s,
2034	24,510	24,329	81,088	80,486	62,843	62,377
Ser. 04-D, Class N1, 4 1/2s,
2034 (Cayman Islands)	14,089	14,037	40,625	40,475	40,078	39,930
G-Force CDO, Ltd. 144A
Ser. 03-1A, Class E, 6.58s,
2038 (Cayman Islands)	142,000	141,346	197,000	196,092	184,000	183,152
GE Capital Credit Card Master
Note Trust FRB Ser. 04-2,
Class C, 5.229s, 2010	100,000	100,127	403,620	404,132	374,560	375,035
GE Corporate Aircraft
Financing, LLC 144A
FRB Ser. 05-1A, Class C,
6.118s, 2019	—	—	269,000	268,997	271,000	270,997
Ser. 04-1A, Class B, 5.668s,
2018	57,925	57,890	63,138	63,100	61,400	61,363
Gears Auto Owner Trust
Ser. 05-AA, Class E1, 8.22s,
2012	—	—	443,000	437,756	442,000	436,768
GEBL 144A
Ser. 04-2, Class D, 7.499s,
2032	—	—	158,240	155,174	194,616	190,847
Ser. 04-2, Class C, 5.599s,
2032	—	—	118,225	118,204	194,616	194,581
GMAC Mortgage Corp.
Loan Trust
Ser. 04-HE5, Class A, IO,
6s, 2007	2,109,800	102,853	1,306,200	63,677	1,593,200	77,669
Goldentree Loan
Opportunities II, Ltd. 144A
FRB Ser. 2A,
Class 4, 7.93s, 2015
(Cayman Islands)	—	—	105,000	105,683	85,000	85,553
Granite Mortgages PLC
FRN Ser. 03-2, Class 1C,
6.151s, 2043
(United Kingdom)	275,000	281,079	—	—	—	—
FRN Ser. 03-3, Class 1C,
6.051s, 2044
(United Kingdom)	60,000	61,091	230,000	234,182	—	—
FRB Ser. 02-1, Class 1C,
5.901s, 2042
(United Kingdom)	—	—	280,000	281,781	270,000	271,718
FRB Ser. 02-2, Class 1C,
5.851s, 2043
(United Kingdom)	90,000	90,898	230,000	232,295	220,000	222,195

ASSET-BACKED SECURITIES*	Growth 2.0%		Balanced 3.9%		Conservative 7.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Granite Mortgages PLC
FRB Ser. 04-1, Class 1C,
5.83s, 2044
(United Kingdom) $	— $	— $	366,000 $	366,458 $	339,000 $	339,424
FRB Ser. 04-2, Class 1C,
5.63s, 2044
(United Kingdom)	—	—	138,316	138,489	123,602	123,756
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s,
2030	398,000	346,656	1,647,000	1,434,528	1,130,000	984,224
Ser. 97-2, Class A7, 7.62s,
2028	262,721	271,948	—	—	—	—
Ser. 97-6, Class A9, 7.55s,
2029	86,921	89,534	—	—	162,323	167,202
Ser. 97-4, Class A7, 7.36s,
2029	17,987	18,648	70,312	72,896	151,525	157,094
Ser. 96-2, Class A4, 7.2s,
2027	415,785	423,030	—	—	—	—
Ser. 97-6, Class A8, 7.07s,
2029	71,040	71,821	—	—	79,968	80,847
Ser. 99-4, Class A5, 6.97s,
2031	130,184	131,309	—	—	—	—
Ser. 97-7, Class A8, 6.86s,
2029	13,488	13,775	52,727	53,847	113,629	116,043
Ser. 99-3, Class A6, 6 1/2s,
2031	—	—	235,000	234,035	228,000	227,063
Greenpoint Manufactured
Housing
Ser. 00-3, Class IA, 8.45s,
2031	175,428	162,242	832,574	769,994	794,085	734,399
Ser. 99-5, Class A4, 7.59s,
2028	292,123	296,646	639,514	649,415	438,186	444,969
Greenpoint Mortgage Funding
Trust Ser. 05-AR1, Class X1,
IO, 1.985s, 2045	1,173,003	31,524	3,258,630	87,576	3,116,724	83,762
GS Auto Loan Trust 144A
Ser. 04-1, Class D, 5s, 2011	—	—	290,395	288,182	284,105	281,940
GSAMP Trust FRB Ser. 05-HE3,
Class A1B, 5.078s, 2035	340,183	340,455	—	—	—	—
GSAMP Trust 144A
Ser. 04-NIM1, Class N1,
5 1/2s, 2034	20,810	20,806	64,754	64,741	60,104	60,092
Ser. 05-NC1, Class N, 5s, 2035	30,166	30,099	79,499	79,324	76,357	76,189
Ser. 04-NIM2, Class N, 4 7/8s,
2034	70,257	69,955	178,781	178,012	176,554	175,795
Ser. 04-NIM1, Class N2,
zero %, 2034	—	—	331,000	243,782	307,000	226,106
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A3, 8s,
2035	181,198	190,716	—	—	355,558	374,235
Ser. 05-RP3, Class 1A4,
8 1/2s, 2035	57,769	61,389	—	—	113,933	121,073
Ser. 05-RP3, Class 1A2,
7 1/2s, 2035	154,718	161,102	—	—	303,249	315,761
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s,
2035	115,037	121,101	314,018	330,573	300,804	316,663
Ser. 05-RP1, Class 1A2,
7 1/2s, 2035	161,190	167,647	—	—	—	—
Ser. 05-RP2, Class 1A2,
7 1/2s, 2035	134,954	140,509	371,857	387,163	354,988	369,599

ASSET-BACKED SECURITIES*	Growth 2.0%		Balanced 3.9%		Conservative 7.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Guggenheim Structured Real
Estate Funding, Ltd. 144A FRB
Ser. 05-2A, Class D, 6.368s,
2030 (Cayman Islands) $	— $	— $	250,000 $	250,075 $	250,000 $	250,075
Ser. 05-1A, Class D, 6.348s,
2030 (Cayman Islands)	—	—	465,000	463,703	446,000	444,756
HASCO NIM Trust 144A
Ser. 05-OP1A, Class A,
6 1/4s, 2035	—	—	224,485	216,843	246,510	238,118
High Income Trust Securities
144A FRB Ser. 03-1A, Class A,
5.215s, 2036 (Cayman Islands)	—	—	690,447	661,620	628,320	602,088
Holmes Financing PLC FRB
Ser. 4, Class 3C, 5.9s, 2040
(United Kingdom)	20,000	20,042	190,000	190,397	180,000	180,376
Ser. 8, Class 2C, 5.32s, 2040
(United Kingdom)	58,000	58,133	164,000	164,377	164,000	164,377
Home Equity Asset Trust FRB
Ser. 04-7, Class A3, 5.208s,
2035	462,004	463,582	—	—	—	—
Ser. 03-4, Class A2, 5.188s,
2033	9,268	9,271	—	—	—	—
Ser. 04-8, Class A4, 5.178s,
2035	36,646	36,707	—	—	—	—
Home Equity Asset Trust 144A
Ser. 04-3N, Class A, 5s, 2034	—	—	7,353	7,298	7,049	6,997
Ser. 04-4N, Class A, 5s, 2034	26,024	25,699	—	—	49,701	49,080
Hyundai Auto Receivables Trust
Ser. 04-A, Class D, 4.1s, 2011	94,000	91,616	90,000	87,717	84,000	81,869
Impac CMB Trust FRN Ser. 04-8,
Class 1A, 5.178s, 2034	41,820	41,820	—	—	—	—
LNR CDO, Ltd. 144A FRB
Ser. 03-1A, Class EFL, 7.8s,
2036 (Cayman Islands)	105,000	111,846	595,000	633,794	460,000	489,992
Long Beach Asset
Holdings Corp. NIM
Trust 144A
Ser. 04-5, Class Note, 5s,
2034	10,566	10,549	24,635	24,596	23,157	23,120
Ser. 05-1, Class N1, 4.115s,
2035	50,386	50,228	130,380	129,969	129,460	129,053
Long Beach Mortgage
Loan Trust
Ser. 04-3, Class S1, IO,
4 1/2s, 2006	1,107,691	30,849	1,536,922	42,803	—	—
Ser. 04-3, Class S2, IO,
4 1/2s, 2006	553,847	15,425	768,463	21,402	—	—
Long Beach Mortgage
Loan Trust
144A FRB Ser. 06-WL3,
Class B1, 7.318s, 2036	92,000	73,283	—	—	275,000	219,051
Marriott Vacation Club Owner
Trust 144A
Ser. 05-2, Class D, 6.205s,
2027	—	—	44,162	43,762	47,434	47,004
FRB Ser. 02-1A, Class A1,
5.476s, 2024	37,521	37,850	158,998	160,392	156,398	157,769

ASSET-BACKED SECURITIES*	Growth 2.0%		Balanced 3.9%		Conservative 7.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Marriott Vacation Club Owner
Trust 144A
Ser. 04-2A, Class D, 5.389s,
2026 $	— $	— $	29,856 $	28,708 $	29,282 $	28,156
Ser. 04-1A, Class C, 5.265s,
2026	—	—	76,152	74,822	70,712	69,478
Master Asset Backed Securities
Trust FRB
Ser. 04-HE1, Class A1, 5.218s,
2034	24,389	24,472	—	—	—	—
Ser. 04-OPT2, Class A2,
5.168s, 2034	161,066	161,533	—	—	—	—
MASTR Adjustable Rate
Mortgages Trust
Ser. 04-7, Class 2A1, 4.664s,
2034	84,695	83,865	208,562	206,518	209,091	207,042
Ser. 04-03, Class 4AX, IO,
1.417s, 2034	212,071	4,772	722,594	16,258	695,628	15,652
Ser. 05-2, Class 7AX, IO,
0.168s, 2035	584,526	1,754	1,991,313	5,974	1,917,561	5,753
MASTR Asset Backed Securities
NIM Trust 144A
Ser. 04-CI5, Class N2, 9s,
2034 (Cayman Islands)	—	—	68,361	68,758	—	—
Ser. 04-HE1A, Class Note,
5.191s, 2034
(Cayman Islands)	3,703	3,696	13,036	13,010	12,666	12,641
MASTR Reperforming Loan Trust
144A
Ser. 05-1, Class 1A4, 7 1/2s,
2034	145,808	151,276	406,180	421,412	387,582	402,117
Ser. 05-2, Class 1A3, 7 1/2s,
2035	198,018	205,444	—	—	751,495	779,676
MBNA Credit Card Master
Note Trust FRB Ser. 03-C5,
Class C5, 5.929s, 2010	170,000	173,326	470,000	479,197	420,000	428,218
Merit Securities Corp. 144A
FRB Ser. 11PA, Class 3A1,
5.441s, 2027	361,246	346,796	518,903	498,147	427,040	409,958
Merrill Lynch Mortgage
Investors, Inc.
Ser. 03-WM3N, Class N1, 8s,
2034	—	—	1,830	1,808	1,438	1,420
FRB Ser. 02-HE1, Class A2,
5.318s, 2032	7,887	7,898	—	—	—	—
FRB Ser. 04-HE2, Class A1A,
5.218s, 2035	45,005	45,166	—	—	—	—
FRB Ser. 04-WMC5, Class A2A,
5.188s, 2035	20,465	20,509	—	—	—	—
Ser. 04-WMC3, Class B3, 5s,
2035	31,000	29,555	92,000	87,713	85,000	81,039
Merrill Lynch Mortgage
Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s,
2035 (Cayman Islands)	3,640	3,604	5,712	5,655	5,272	5,220
Ser. 04-HE1N, Class N1, 5s,
2006	—	—	5,843	5,794	8,661	8,588
Ser. 04-HE2N, Class N1, 5s,
2035 (Cayman Islands)	28,323	27,828	46,451	45,638	40,408	39,701
Ser. 04-OP1N, Class N1,
4 3/4s, 2035
(Cayman Islands)	8,547	8,473	13,174	13,058	12,771	12,660

ASSET-BACKED SECURITIES*	Growth 2.0%		Balanced 3.9%		Conservative 7.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Merrill Lynch Mortgage
Investors, Inc. 144A
Ser. 04-WM1N, Class N1,
4 1/2s, 2034	$2,372 $	2,360 $	4,498 $	4,474 $	5,560 $	5,531
Ser. 04-WM2N, Class N1,
4 1/2s, 2034	6,630	6,577	7,095	7,040	6,952	6,897
Ser. 04-WM3N, Class N1,
4 1/2s, 2035	—	—	14,271	14,057	12,753	12,561
Ser. 05-WM1N, Class N1, 5s,
2035	36,873	36,412	102,425	101,144	97,872	96,649
Metris Master Trust FRB
Ser. 04-2, Class C, 6.126s,
2010	153,000	153,702	219,000	220,006	213,000	213,978
Metris Master Trust 144A FRB
Ser. 01-2, Class C, 6.676s,
2009	100,000	100,188	132,000	132,248	—	—
Mid-State Trust Ser. 11,
Class B, 8.221s, 2038	60,784	59,327	234,157	228,545	180,971	176,634
MMCA Automobile Trust
Ser. 02-1, Class B, 5.37s,
2010	—	—	462,014	460,258	442,662	440,980
Morgan Stanley ABS
Capital I FRB
Ser. 04-HE8, Class A4, 5.198s,
2034	159,681	159,862	—	—	—	—
Ser. 04-WMC3, Class A2PT,
5.108s, 2035	107,752	107,782	275,239	275,317	271,836	271,913
Morgan Stanley Auto
Loan Trust
Ser. 04-HB2, Class D, 3.82s,
2012	4,494	4,489	5,948	5,941	5,551	5,545
Morgan Stanley Auto
Loan Trust 144A
Ser. 04-HB1, Class D,
5 1/2s, 2011	—	—	164,017	163,008	117,255	116,533
Ser. 04-HB2, Class E,
5s, 2012	—	—	107,000	104,725	100,000	97,873
Morgan Stanley Dean Witter
Capital I FRB Ser. 01-NC4,
Class B1, 7.318s, 2032	12,860	12,872	19,060	19,078	9,874	9,884
Morgan Stanley Mortgage Loan
Trust Ser. 05-5AR, Class 2A1,
5.433s, 2035	548,312	544,757	966,966	960,696	1,624,628	1,614,094
Navigator CDO, Ltd. 144A FRB
Ser. 03-1A, Class A1, 5.239s,
2015 (Cayman Islands)	141,000	141,141	245,000	245,245	232,000	232,232
Navistar Financial Corp.
Owner Trust
Ser. 05-A, Class C, 4.84s,
2014	76,297	74,982	179,298	176,208	172,622	169,647
Ser. 04-B, Class C, 3.93s,
2012	17,151	16,626	66,266	64,237	73,282	71,038
New Century Home Equity
Loan Trust
FRB Ser. 04-3, Class A3,
5.208s, 2034	23,131	23,152	—	—	—	—
Ser. 03-5, Class AI7, 5.15s,
2033	98,000	93,703	333,000	318,401	292,000	279,198

ASSET-BACKED SECURITIES*	Growth 2.0%		Balanced 3.9%		Conservative 7.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Newcastle CDO, Ltd. 144A FRB
Ser. 3A, Class 4FL, 8.009s,
2038 (Cayman Islands) $	— $	— $	139,000 $	139,591 $	109,000 $	109,463
Nomura Asset Acceptance
Corp. Ser. 04-R3, Class PT,
8.895s, 2035	98,751	103,997	130,678	137,621	127,708	134,493
Nomura Asset Acceptance
Corp. 144A Ser. 04-R2,
Class PT, 11.313s, 2034	—	—	126,731	133,701	116,542	122,952
Novastar Home Equity
Loan FRB
Ser. 04-4, Class A1B,
5.218s, 2035	37,133	37,136	—	—	—	—
Ser. 04-3, Class A3D,
5.178s, 2034	44,674	44,730	—	—	—	—
Oakwood Mortgage
Investors, Inc.
Ser. 00-A, Class A3, 7.945s,
2022	98,748	80,019	384,163	311,298	375,881	304,587
Ser. 95-B, Class B1, 7.55s,
2021	—	—	185,000	122,100	267,000	176,220
Ser. 99-A, Class A3, 6.09s,
2029	338,200	312,849	—	—	—	—
Ser. 01-E, Class A, IO, 6s,
2009	206,049	30,199	703,610	103,124	471,805	69,150
Ser. 02-C, Class A1, 5.41s,
2032	377,836	321,006	1,116,182	948,296	1,032,902	877,542
Ser. 01-D, Class A2, 5.26s,
2019	63,769	43,073	—	—	389,814	263,298
Ser. 02-A, Class A2, 5.01s,
2020	294,355	227,547	—	—	147,178	113,773
Oakwood Mortgage
Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s,
2030	—	—	115,089	102,289	152,323	135,383
Ocean Star PLC 144A FRB
Ser. 04, Class D, 7.04s, 2018
(Ireland)	23,000	23,661	133,000	136,824	123,000	126,536
Ser. 05-A, Class D, 6.24s,
2012 (Ireland)	27,000	26,992	149,000	148,955	150,000	149,955
Option One Mortgage
Loan Trust FRB
Ser. 05-4, Class M11, 7.318s,
2035	—	—	46,000	39,993	51,000	44,340
Ser. 04-3, Class A3, 5.118s,
2034	26,977	26,980	—	—	—	—
Option One Mortgage
Securities Corp. NIM Trust
144A Ser. 04-2A, Class N2,
6.414s, 2034 (Cayman Islands)	126,094	125,666	—	—	—	—
Origen Manufactured Housing
Ser. 04-B, Class A3, 4 3/4s,
2021	56,000	53,218	—	—	—	—
Ser. 04-B, Class A2, 3.79s,
2017	144,000	139,950	92,000	89,413	85,000	82,609
Park Place Securities NIM
Trust 144A
Ser. 04-MCWN1, Class A,
4.458s, 2034	4,526	4,531	5,186	5,192	4,809	4,815
Ser. 04-WHQ2, Class A, 4s,
2035	13,988	13,848	28,259	27,977	27,580	27,304

ASSET-BACKED SECURITIES*	Growth 2.0%			Balanced 3.9%			Conservative 7.7%

	Principal			Principal			Principal
	amount	Value		amount	Value		amount	Value

Park Place Securities, Inc. FRB
Ser. 04-MCW1, Class A2,
5.198s, 2034	$369,484 $	368,283	$	— $	—	$	— $	—
Ser. 04-WCW1, Class A2,
5.198s, 2034	313,640	313,926		1,110,781	1,111,795		1,065,754	1,066,727
Ser. 04-WHQ2, Class A3A,
5.168s, 2035	31,678	31,706		255,820	256,046		248,141	248,360
Park Place Securities, Inc.
144A FRB
Ser. 04-MHQ1, Class M10,
7.318s, 2034	—	—		88,000	79,987		97,000	88,168
Ser. 05-WCW2, Class M11,
7.318s, 2035	160,000	118,800		176,000	130,680		471,000	349,718
People’s Choice Net Interest
Margin Note 144A
Ser. 04-2, Class A, 5s, 2034	18,277	18,202		47,872	47,674		44,427	44,244
Ser. 04-2, Class B, 5s, 2034	—	—		70,000	68,030		70,000	68,030
Permanent Financing PLC FRB
Ser. 3, Class 3C, 6.03s, 2042
(United Kingdom)	110,000	111,447		280,000	283,684		270,000	273,552
Ser. 4, Class 3C, 5.68s, 2042
(United Kingdom)	177,000	178,158		500,000	503,270		503,000	506,290
Ser. 5, Class 2C, 5.53s, 2042
(United Kingdom)	169,000	169,693		445,000	446,825		405,000	406,661
Pillar Funding PLC 144A FRB
Ser. 04-1A, Class C1, 5.91s,
2011 (United Kingdom)	134,000	135,384		474,000	478,896		422,000	426,359
Ser. 04-2A, Class C, 5.371s,
2011 (United Kingdom)	—	—		183,000	184,610		169,000	170,487
Popular ABS Mortgage
Pass-Through Trust FRB
Ser. 04-4, Class AV1, 5.158s,
2034	22,509	22,537		—	—		—	—
Providian Gateway Master
Trust 144A
FRB Ser. 04-AA, Class D,
6.599s, 2011	100,000	101,442		266,000	269,836		265,000	268,821
FRB Ser. 04-BA, Class D,
6.149s, 2010	—	—		420,000	421,247		420,000	421,247
FRB Ser. 04-EA, Class D,
5.679s, 2011	217,000	219,482		125,000	126,430		116,000	117,327
Ser. 04-DA, Class D, 4.4s,
2011	—	—		201,000	195,284		186,000	180,711
Renaissance Home Equity Loan
Trust FRB Ser. 04-3,
Class AV1, 5.238s, 2034	452,865	454,269		—	—		—	—
Renaissance NIM Trust 144A
Ser. 05-1, Class N, 4.7s, 2035	13,665	13,665		58,758	58,758		56,299	56,299
Residential Accredit
Loans, Inc. Ser. 04-QA5,
Class A2, 4.97s, 2034	78,556	78,071		147,572	146,661		139,156	138,296
Residential Asset Mortgage
Products, Inc.
Ser. 02-SL1, Class AI3, 7s,
2032	152,875	152,286		498,403	496,484		313,549	312,342
Ser. 04-RZ2, Class A, IO,
3 1/2s, 2006	466,667	2,440		541,100	2,829		661,733	3,460
Residential Asset
Securities Corp. FRB
Ser. 04-KS10, Class A, 5.138s,
2029	72,000	72,000		—	—		—	—

ASSET-BACKED SECURITIES*	Growth 2.0%		Balanced 3.9%		Conservative 7.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Residential Asset
Securities Corp. 144A
FRB Ser. 05-KS10, Class B,
7.331s, 2035	$43,000 $	37,617 $	229,000 $	200,334 $	251,000 $	219,580
Ser. 04-N10B, Class A1, 5s,
2034	43,257	43,068	86,712	86,333	83,947	83,580
Ser. 04-NT, Class Note, 5s,
2034	60,221	57,812	87,521	84,020	94,346	90,572
Ser. 04-NT12, Class Note,
4.7s, 2035	—	—	28,891	28,756	30,518	30,376
Saco I Trust FRB Ser. 05-10,
Class 1A1, 5.078s, 2033	228,041	227,969	544,000	543,830	598,950	598,763
SAIL Net Interest Margin
Notes 144A
Ser. 03-3, Class A, 7 3/4s,
2033 (Cayman Islands)	2,566	2,260	3,381	2,976	7,825	6,889
Ser. 03-BC2A, Class A, 7 3/4s,
2033 (Cayman Islands)	18,358	7,579	4,166	1,720	—	—
Ser. 04-4A, Class B, 7 1/2s,
2034 (Cayman Islands)	—	—	80,000	65,442	—	—
Ser. 03-5, Class A, 7.35s,
2033 (Cayman Islands)	15,102	12,663	2,488	2,086	1,427	1,196
Ser. 03-6A, Class A, 7s, 2033
(Cayman Islands)	—	—	3,621	2,669	2,822	2,080
Ser. 03-8A, Class A, 7s, 2033
(Cayman Islands)	—	—	13,565	3,798	10,681	2,991
Ser. 03-9A, Class A, 7s, 2033
(Cayman Islands)	—	—	18,395	2,575	11,858	1,660
Ser. 04-4A, Class A, 5s, 2034
(Cayman Islands)	—	—	2,448	2,446	1,731	1,730
Ser. 04-8A, Class A, 5s, 2034
(Cayman Islands)	15,686	15,656	32,294	32,232	30,023	29,965
Ser. 04-10A, Class A, 5s, 2034
(Cayman Islands)	30,174	30,005	147,871	147,043	188,636	187,579
Ser. 04-BN2A, Class A, 5s,
2034 (Cayman Islands)	9,170	9,121	23,476	23,351	23,109	22,986
Ser. 04-BNCA, Class A, 5s,
2034 (Cayman Islands)	—	—	3,442	3,437	3,172	3,167
Ser. 05-2A, Class A, 4 3/4s,
2035 (Cayman Islands)	53,786	53,364	182,140	180,710	147,301	146,144
Ser. 04-7A, Class A, 4 3/4s,
2034 (Cayman Islands)	—	—	11,211	11,190	17,378	17,346
Ser. 04-11A, Class A2, 4 3/4s,
2035 (Cayman Islands)	67,618	67,063	174,572	173,140	172,773	171,355
Ser. 04-AA, Class A, 4 1/2s,
2034 (Cayman Islands)	43,976	43,727	112,567	111,931	110,516	109,891
Ser. 05-1A, Class A, 4 1/4s,
2035 (Cayman Islands)	67,691	67,036	188,125	186,304	180,792	179,042
Sasco Net Interest Margin
Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s,
2035 (Cayman Islands)	71,805	71,249	198,997	197,454	190,090	188,617
Ser. 05-WF1A, Class A, 4 3/4s,
2035 (Cayman Islands)	72,366	71,757	370,191	367,075	190,285	188,684
Saxon Asset Securities Trust
FRB Ser. 04-3, Class A,
5.158s, 2034	196,748	196,994	—	—	—	—
Sequoia Mortgage Funding Co.
144A Ser. 04-A, Class AX1, IO,
0.8s, 2008	5,132,040	30,388	—	—	—	—

ASSET-BACKED SECURITIES*	Growth 2.0%			Balanced 3.9%			Conservative 7.7%

	Principal			Principal			Principal
	amount	Value		amount	Value		amount	Value

Sharps SP I, LLC Net Interest
Margin Trust 144A
Ser. 03-HE1N, Class N,
6.9s, 2033	$1,944 $	1,944	$	— $	—	$	— $	—
Ser. 04-4N, Class Note,
6.65s, 2034	—	—		4,305	4,305		3,987	3,987
Ser. 04-HS1N, Class Note,
5.92s, 2034	8,835	8,835		16,754	16,754		16,100	16,100
Ser. 04-HE2N, Class NA,
5.43s, 2034	6,470	6,372		11,903	11,725		10,997	10,832
Ser. 04-HE1N, Class Note,
4.94s, 2034	30,824	10,788		31,805	11,132		31,805	11,132
Ser. 04-RM2N, Class NA,
4s, 2035	25,631	25,375		71,067	70,357		68,155	67,473
Ser. 04-HE4N, Class NA,
3 3/4s, 2034	46,226	45,763		128,592	127,306		123,549	122,313
Soundview Home Equity Loan
Trust 144A FRB Ser. 05-CTX1,
Class B1, 7.318s, 2035	58,000	44,660		—	—		134,000	103,180
Specialty Underwriting &
Residential Finance
Ser. 04-BC1, Class X, IO, 2s,
2035	1,391,949	9,503		—	—		—	—
Structured Adjustable Rate
Mortgage Loan Trust
Ser. 05-1, Class 1A1,
5.136s, 2035	479,947	478,180		1,421,680	1,416,446		1,420,383	1,415,154
Ser. 04-20, Class 1A2,
5.066s, 2035	310,956	309,681		1,000,725	996,621		987,549	983,499
Ser. 04-12, Class 1A2,
4.963s, 2034	156,552	156,233		363,863	363,121		365,466	364,721
Ser. 04-10, Class 1A1,
4.912s, 2034	114,174	113,913		311,384	310,671		279,699	279,059
Ser. 04-8, Class 1A3,
4.688s, 2034	48,845	48,337		24,148	23,897		44,454	43,992
Ser. 04-6, Class 1A,
4.369s, 2034	382,565	377,975		1,349,047	1,332,858		1,208,102	1,193,604
Ser. 05-9, Class AX, IO,
0.954s, 2035	3,535,778	105,366		9,617,589	286,604		9,196,458	274,054
Ser. 04-19, Class 2A1X, IO,
0.533s, 2035	1,452,046	25,120		—	—		—	—
Structured Adjustable Rate
Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 4.931s,
2034	104,325	104,336		403,531	403,571		417,302	417,344
Structured Asset Investment
Loan Trust FRB Ser. 04-9,
Class A4, 5.118s, 2034	470,000	470,384		—	—		—	—
Structured Asset Investment
Loan Trust 144A FRB
Ser. 05-HE3, Class M11,
7.318s, 2035	—	—		—	—		225,000	180,100
Ser. 06-BNC1, Class B1,
7.318s, 2036	—	—		233,000	200,055		255,000	218,944
Structured Asset Receivables
Trust 144A FRB Ser. 05-1,
5.114s, 2015	—	—		1,166,663	1,166,299		1,123,932	1,123,581

ASSET-BACKED SECURITIES*	Growth 2.0%		Balanced 3.9%		Conservative 7.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Structured Asset
Securities Corp.
IFB Ser. 05-10, Class 3A3,
7.203s, 2034	$195,706 $	172,895 $	681,092 $	601,705 $	652,641 $	576,571
Ser. 03-40A, Class 1A, 4.889s,
2034	53,689	53,891	171,806	172,450	128,854	129,338
IFB Ser. 05-6, Class 5A8,
4.739s, 2035	166,364	132,710	910,838	726,585	910,838	726,585
Ser. 04-8, Class 1A1, 4.688s,
2034	104,275	103,358	252,456	250,235	219,527	217,595
Structured Asset
Securities Corp. 144A FRB
Ser. 03-NP3, Class A1, 5.818s,
2033	23,215	23,218	6,312	6,313	5,795	5,795
Ser. 03-NP2, Class A2, 5.368s,
2032	22,010	22,010	22,868	22,868	20,995	20,995
Terwin Mortgage Trust FRB
Ser. 04-5HE, Class A1B,
5.238s, 2035	82,973	83,073	345,884	346,303	328,890	329,288
TIAA Real Estate CDO, Ltd.
Ser. 03-1A, Class E, 8s, 2038
(Cayman Islands)	—	—	349,000	344,391	299,000	295,051
TIAA Real Estate CDO,
Ltd. 144A
FRB Ser. 02-1A, Class III,
7.6s, 2037
(Cayman Islands)	100,000	106,990	384,000	410,840	278,000	297,431
Ser. 02-1A, Class IIFX, 6.77s,
2037 (Cayman Islands)	200,000	207,649	—	—	—	—
Wells Fargo Home Equity
Trust 144A
Ser. 04-2, Class N2, 8s, 2034
(Cayman Islands)	25,000	25,010	184,000	184,071	171,000	171,066
Ser. 04-2, Class N1, 4.45s,
2034 (Cayman Islands)	20,651	20,610	41,349	41,268	38,460	38,385
Wells Fargo Mortgage Backed
Securities Trust
Ser. 05-AR9, Class 1A2,
4.352s, 2035	528,656	514,454	—	—	192,756	187,578
Ser. 05-AR12, Class 2A5,
4.32s, 2035	1,425,000	1,366,145	4,555,000	4,366,869	4,382,000	4,201,014
Ser. 05-AR10, Class 2A18, IO,
0.61s, 2035	—	—	9,846,000	139,998	9,480,000	134,794
WFS Financial Owner Trust
Ser. 05-1, Class D, 4 1/4s,
2012	71,576	70,425	—	—	58,945	57,997
Ser. 04-3, Class D, 4.07s,
2012	30,455	29,944	122,928	120,866	111,854	109,977
Ser. 04-4, Class D, 3.58s,
2012	66,609	65,397	53,287	52,317	51,471	50,534
Ser. 04-1, Class D, 3.17s,
2011	19,766	19,466	51,545	50,764	49,995	49,237
Whinstone Capital Management,
Ltd. 144A FRB Ser. 1A,
Class B3, 5.523s, 2044
(United Kingdom)	—	—	374,000	373,907	375,000	374,906
Whole Auto Loan Trust
Ser. 03-1, Class C, 3.13s,
2010	2,239	2,228	34,232	34,061	29,113	28,968

ASSET-BACKED SECURITIES*	Growth 2.0%		Balanced 3.9%		Conservative 7.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010 $	5,693	$5,691	$31,958	$31,944	$27,174	$27,162
Ser. 04-1, Class D, 5.6s, 2011	49,867	49,452	142,556	141,368	230,365	228,446

Total asset-backed securities
(cost $32,911,758, $74,322,145
and $73,171,188)		$32,505,279		$72,595,714		$71,518,386

U.S. GOVERNMENT AND AGENCY

MORTGAGE OBLIGATIONS*	Growth 1.9%		Balanced 8.0%		Conservative 16.9%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Government Guaranteed
Mortgage Obligations		—%		—%		—%

Government National Mortgage
Association Pass-Through
Certificates
7s, with due dates from
August 15, 2029 to
September 15, 2029	$—	$—	$—	$—	$2,689	$2,809
		——————————		———————————		———————————
		—		—		2,809

U.S. Government Agency
Mortgage Obligations		1.9%		8.0%		16.9%

Federal Home Loan Mortgage
Corporation Pass-Through
Certificates
5 1/2s, June 1, 2035	88,204	86,202	441,019	431,010	441,019	431,010
5 1/2s, with due dates from
August 1, 2012 to April 1,
2020	758,471	753,758	495,913	493,651	640,126	637,260
Federal National Mortgage
Association Pass-Through
Certificates
7s, with due dates from
October 1, 2029 to
January 1, 2036	1,641,715	1,694,312	2,914,809	3,008,267	6,623,689	6,827,523
7s, with due dates from
December 1, 2015 to
March 1, 2018	32,751	33,499	—	—	657,303	673,695
6 1/2s, with due dates from
October 1, 2033 to
November 1, 2034	414,233	422,874	1,147,284	1,171,216	1,168,131	1,192,497
6s, with due dates from
August 1, 2032 to
November 1, 2035	33,932	33,973	257,583	257,896	183,863	184,114
5 1/2s, with due dates from
March 1, 2021 to
March 1, 2036	987,248	964,380	—	—	1,552,033	1,525,398
5 1/2s, with due dates from
September 1, 2013 to
February 1, 2021	4,095,687	4,072,164	19,210,009	19,109,718	10,194,014	10,138,413
5 1/2s, TBA, May 1, 2036	4,000,000	3,900,000	24,000,000	23,400,000	26,550,000	25,886,250
5 1/2s, TBA, April 1, 2036	6,871,000	6,705,667	38,110,000	37,192,978	42,128,000	41,114,295
5 1/2s, TBA, April 1, 2021	265,000	263,323	1,195,000	1,187,438	160,000	158,988
5s, with due dates from
July 1, 2035 to
August 1, 2035	—	—	57,958	55,178	62,754	59,743

U.S. GOVERNMENT AND AGENCY

MORTGAGE OBLIGATIONS*	Growth 1.9%		Balanced 8.0%		Conservative 16.9%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Federal National Mortgage
Association Pass-Through
Certificates
5s, with due dates from
March 1, 2019 to
June 1, 2020	$116,975 $	114,215	$358,970 $	350,073	$231,568 $	225,965
5s, TBA, May 1, 2036	6,000,000	5,707,031	34,900,000	33,195,899	37,700,000	35,859,181
5s, TBA, April 1, 2036	4,000,000	3,807,500	23,500,000	22,369,063	25,400,000	24,177,625
4 1/2s, with due dates from
February 1, 2020 to
November 1, 2020	235,586	225,185	—	—	986,306	942,769
4 1/2s, TBA, May 1, 2036	1,000,000	921,758	5,700,000	5,254,019	6,150,000	5,668,810
4 1/2s, TBA, April 1, 2036	1,000,000	922,188	1,000,000	922,188	1,000,000	922,188
		———————————		———————————		———————————
		30,628,029		148,398,594		156,625,724

Total U.S. government and agency
mortgage obligations
(cost $30,971,929, $149,961,626
and $158,276,582)		$30,628,029		$148,398,594		$156,628,533

U.S. TREASURY OBLIGATIONS*	Growth 0.1%		Balanced 0.2%		Conservative 0.3%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value
U.S. Treasury Notes
4 1/4s, August 15, 2014	$200,000 $	191,406	$3,400,000 $	3,253,906	$2,500,000 $	2,392,578
4 1/4s, November 15, 2013	20,000	19,209	100,000	96,047	—	—
3 1/2s, November 15, 2009	1,700,000	1,625,625	—	—	—	—

Total U.S. treasury obligations
(cost $1,893,735, $3,520,137
and $2,514,435)		$1,836,240		$3,349,953		$2,392,578

UNITS*	Growth 0.1%		Balanced —%		Conservative —%
	Units	Value	Units	Value	Units	Value

Cendant Corp. units 4.89s,
2006	— $	—	2,300 $	114,577	2,200 $	109,595
Controladora Comercial
Mexicana SA de CV units
(Mexico)	400,100	684,437	—	—	—	—
Equatorial Energia SA 144A
units (Brazil) †	62,200	415,496	—	—	—	—

Total units (cost $1,135,337,
$187,227 and $179,087)		$1,099,933		$114,577		$109,595

PURCHASED OPTIONS*		Growth —%			Balanced —%		Conservative 0.1%

	Expiration date/	Contract			Contract		Contract
	strike price	amount		Value	amount	Value	amount	Value

Option on an interest
rate swap with
JPMorgan Chase Bank,
N.A. for the obligation
to pay a fixed rate of
5.28% versus the
three month
USD-LIBOR-BBA
maturing on
March 8, 2017	Mar 07/$5.28	5,150,000		$147,598	18,126,000	$519,489	17,583,000$	503,927
Option on an interest rate
swap with JPMorgan
Chase Bank, N.A. for the
right to receive a fixed
rate of 5.28% versus
the three month
USD-LIBOR-BBA
maturing on
March 8, 2017	Mar 07/$5.28	5,150,000		94,828	18,126,000	333,758	17,583,000	323,759

Total purchased options
(cost $252,608, $889,080
and $862,446)				$242,426		$853,247		$827,686

WARRANTS* †				Growth —%		Balanced —%		Conservative —%

	Expiration	Strike
	date	price	Warrants	Value	Warrants	Value	Warrants	Value

Dayton Superior
Corp. 144A	6/15/09	$.01	630	$6	—	$—	330	3
TravelCenters of
America, Inc.	5/1/09	.001	210	263	—	—	180	225
Ubiquitel, Inc. 144A	4/15/10	22.74	—	—	—	—	590	6

Total warrants
(cost $11,879, $— and $34,033)				$269		$—		$234

EQUITY VALUE CERTIFICATES *
(cost $40,008, $—, $—)		Growth —%			Balanced —%		Conservative —%
		Certificates	Value		Certificates	Value	Certificates	Value

ONO Finance PLC 144A
(United Kingdom)		290	$3		—	$—	—	$—

PREFERRED STOCKS *
(cost $—, $160,960, $181,080)		Growth —%			Balanced —%		Conservative —%
		Shares	Value		Shares	Value	Shares	Value

UBS Capital III $1.938 cum. pfd.		—	$—		6,400	$162,432	7,200	$182,736

MUNICIPAL BONDS AND NOTES*		Growth —%		Balanced —%		Conservative —%

		Principal		Principal		Principal
	Rating**	amount	Value	amount	Value	amount	Value

NJ State Tpk. Auth. Rev.
Bonds, Ser. B AMBAC
4.252s, 1/1/16	Aaa	$—	$—	$240,000	$221,988	$190,000	$175,741
U.S. Govt. Coll., 4.252s,
1/1/16 (Prerefunded)	Aaa	—	—	15,000	13,724	10,000	9,149

Total municipal bonds and notes
(cost $—, $254,984 and $200,000)			$—		$235,712		$184,890

SHORT-TERM INVESTMENTS*		Growth 10.6%		Balanced 16.5%		Conservative 29.0%

		Principal		Principal		Principal
		amount/		amount/		amount/
		shares	Value	shares	Value	shares	Value

Amstel Funding Corp. for an
effective yield of 4.72%,
August 2, 2006		$4,000,000	$3,933,412	$5,000,000	$4,919,367	$2,000,000	$1,966,700
Calyon for an effective yield of
5.08%, February 26, 2007
(France)		2,050,000	2,048,502	2,550,000	2,548,141	1,300,000	1,299,050
Interest in $582,000,000 joint
tri-party repurchase agreement
dated March 31, 2006 with UBS
Securities, LLC due
April 3, 2006 with respect
to various U.S. Government
obligations — maturity value
of $29,721,958
(Conservative Portfolio) for
an effective yield of 4.83%
(collateralized by Fannie Mae
securities with yields ranging
from 4.0% to 10.0%, and due
dates ranging from
March 1, 2007 to April 1, 2036
and Freddie Mac securities
with yields ranging from 3.5%
to 12.0% and due dates ranging
from July 1, 2006 to April 1,
2036)		—	—	—	—	29,710,000	29,710,000
Short-term investments held as
collateral for loaned
securities with yields ranging
from 4.45% to 5.03% and due
dates ranging from
April 3, 2006 to
May 16, 2006 (d)		48,429,996	48,330,783	73,626,728	73,474,177	18,431,299	18,393,157
Putnam Prime Money Market
Fund (e)		116,712,972	116,712,972	224,967,254	224,967,254	216,475,190	216,475,190

Total short-term investments
(cost $171,025,669,
$305,908,939 and
$267,844,097)			$171,025,669		$305,908,939		$267,844,097

TOTAL INVESTMENTS
Total investments (cost
$1,476,494,077, $1,888,294,485
and $1,020,495,210)			$1,684,436,138		$2,076,503,279		$1,074,142,246

* Percentages indicated are based on net assets as follows:

Growth portfolio $1,606,927,285

Balanced portfolio 1,849,531,546

Conservative portfolio 924,306,126

** The Moody’s or Standard & Poor’s ratings indicated are believed to be the most recent ratings available at March 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2006. Securities rated by Putnam are indicated by “/P” . Security ratings are defined in the Statement of Additional Information.

**** Security is in default of principal and interest.

† Non-income-producing security.

(SG) Securities on loan, in part or in entirety, at March 31, 2006 (Growth portfolio).

(SB) Securities on loan, in part or in entirety, at March 31, 2006 (Balanced portfolio).

(SC) Securities on loan, in part or in entirety, at March 31, 2006 (Conservative portfolio).

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡ Restricted, excluding 144A securities, as to public resale. Decrane Aircraft Holdings Co. was acquired on 7/23/04 with a cost of $74,520 for Conservative portfolio. VFB, LLC was acquired on various dates from 6/22/99 to 1/21/00 with a cost of $230,697 for Conservative portfolio. For Conservative portfolio, the total market value of restricted securities held was less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts of one or more of the funds at March 31, 2006.

(R) Real Estate Investment Trust.

(d) See Note 1 to the financial statements.

(e) See Note 5 to the financial statements regarding investments in Putnam Prime Money Market Fund.

(F) Security is valued at fair value following procedures approved by the Trustees. On March 31, 2006, fair value pricing was also used for certain foreign securities in the portfolios (Note 1).

At March 31, 2006, liquid assets totaling $401,428,495, $516,348,961 and $230,502,696 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) have been designated as collateral for open forward commitments, swap contracts, forward contracts, written options and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

AMBAC represents AMBAC Indemnity Corporation.

U.S. Govt. Coll. represents U.S. Government Collateralized.

TBA after the name of a security represents to be announced securities (Note 1).

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2006.

DIVERSIFICATION BY COUNTRY
Growth Portfolio

Australia	1.0%
Brazil	1.0
China	0.6
Finland	0.5
France	1.9
Germany	1.6
Italy	0.7
Japan	5.3
Netherlands	1.5
Norway	0.5
Russia	0.6
South Africa	1.2
South Korea	1.9
Spain	0.5
Sweden	0.8
Switzerland	1.4
Taiwan	1.3
United Kingdom	4.8
United States	68.0
Other	4.9

Total	100.0%

Balanced Portfolio

Australia	0.7%
France	1.3
Germany	1.2
Italy	0.5
Japan	3.7
Netherlands	1.1
Sweden	0.6
Switzerland	1.0
United Kingdom	3.7
United States	82.5
Other	3.7

Total	100.0%

Conservative Portfolio

Cayman Islands	0.6%
France	0.7
Germany	0.6
Japan	1.8
Netherlands	0.5
Switzerland	0.5
United Kingdom	2.1
United States	90.3
Other	2.9

Total	100.0%

Growth Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/06 (aggregate face value $155,383,092) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$11,847,585	$11,976,237	4/19/06	$(128,652)
British Pound	42,922,728	43,224,775	6/21/06	(302,047)
Canadian Dollar	17,051,182	17,238,987	4/19/06	(187,805)
Danish Krone	774,641	769,907	6/21/06	4,734
Euro	43,130,850	43,042,058	6/21/06	88,792
Hong Kong Dollar	2,746,672	2,750,568	5/17/06	(3,896)
Japanese Yen	12,332,605	12,536,417	5/17/06	(203,812)
New Zealand Dollar	280,747	316,940	4/19/06	(36,193)
Norwegian Krone	16,067,673	15,882,781	6/21/06	184,892
South Korean Won	3,771,741	3,768,324	5/17/06	3,417
Swedish Krona	3,931,053	3,876,098	6/21/06	54,955

Total				$(525,615)

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/06 (aggregate face value $247,649,804) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$21,107,696	$21,823,645	4/19/06	$ 715,949
British Pound	27,352,068	27,523,649	6/21/06	171,581
Canadian Dollar	17,136,018	17,212,639	4/19/06	76,621
Euro	51,681,568	51,148,398	6/21/06	(533,170)
Japanese Yen	50,501,106	50,639,934	5/17/06	138,828
New Zealand Dollar	3,910,808	3,936,952	4/19/06	26,144
Norwegian Krone	3,434,938	3,400,182	6/21/06	(34,756)
Singapore Dollar	7,088,644	7,060,261	5/17/06	(28,383)
Swedish Krona	37,788,294	37,489,600	6/21/06	(298,694)
Swiss Franc	27,253,957	27,414,544	6/21/06	160,587

Total				$ 394,707

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	11	$ 1,053,691	Jun-06	$ (12,398)
Dow Jones Euro Stoxx 50 Index (Long)	1,462	67,152,022	Jun-06	535,153
Dow Jones Euro Stoxx 50 Index (Short)	135	6,200,768	Jun-06	(55,949)
Euro 90 day (Long)	37	8,768,538	Jun-06	(56,190)
Euro 90 day (Short)	159	37,681,013	Jun-06	18,323
Euro 90 day (Long)	269	63,709,288	Sep-06	(154,366)
Euro 90 day (Short)	269	63,749,638	Mar-07	216,432
Euro-Bobl 5yr (Long)	47	6,259,683	Jun-06	(36,537)
Euro-Bund 10 yr (Long)	87	12,334,490	Jun-06	(158,164)
Euro-Bund 10 yr (Short)	113	16,020,660	Jun-06	184,238
FTSE 100 Index (Short)	755	78,170,905	Jun-06	(106,977)
Japanese Government Bond 10 yr (Long)	10	11,313,046	Jun-06	(89,044)
Japanese Government Bond 10 yr (Short)	9	10,181,741	Jun-06	80,071
Russell 2000 Index Mini (Long)	148	11,422,640	Jun-06	517,318
Russell 2000 Index Mini (Short)	1,416	109,286,880	Jun-06	(5,585,556)
S&P 500 Index (Long)	78	25,414,350	Jun-06	79,161
S&P 500 Index Mini (Long)	3,800	247,617,500	Jun-06	2,551,822
S&P ASX 200 Index (Short)	152	13,919,702	Jun-06	(447,414)
S&P MidCap 400 Index Mini (Long)	24	1,916,160	Jun-06	51,488
Tokyo Price Index (Long)	196	28,701,365	Jun-06	2,081,689
Tokyo Price Index (Short)	33	4,832,373	Jun-06	(326,014)
U.K. Gilt 10 yr (Long)	198	38,339,617	Jun-06	(700,354)
U.S. Treasury Bond 20 yr (Long)	114	12,443,813	Jun-06	(437,577)
U.S. Treasury Bond 20 yr (Short)	29	3,165,531	Jun-06	86,814
U.S. Treasury Note 2 yr (Short)	6	1,223,156	Jun-06	2,895
U.S. Treasury Note 5 yr (Short)	190	19,843,126	Jun-06	69,892
U.S. Treasury Note 10 yr (Long)	226	24,044,282	Jun-06	(265,280)
U.S. Treasury Note 10 yr (Short)	256	27,236,000	Jun-06	342,009

Total				$(1,614,515)

WRITTEN OPTIONS OUTSTANDING at 3/31/06 (premiums received $406,026) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the right to receive a fixed rate of 4.55% versus the
three month LIBOR maturing on July 5, 2017.	3,430,000	Jul 07 / $4.55	$ 22,200
Option on an interest rate swap with JPMorgan Chase Bank,
for the obligation to pay a fixed rate of 4.55% versus the three
month LIBOR maturing on July 5, 2017.	3,430,000	Jul 07 / $4.55	239,918
Option on an interest rate swap with Lehman Brothers
International for the obligation to pay a fixed rate of 5.225%
semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	2,032,000	Mar 08 / $5.225	85,742
Option on an interest rate swap with Lehman Brothers
International for the right to receive a fixed rate of 5.225%
semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	2,032,000	Mar 08 / $5.225	52,832

Total			$400,692

TBA SALE COMMITMENTS OUTSTANDING at 3/31/06 (proceeds receivable $11,618,922) (Unaudited)

	Principal	Settlement
	amount	date	Value

FNMA, 5 1/2s, May 1, 2036	$1,000,000	5/11/06	$ 975,000
FNMA, 5 1/2s, April 1, 2036	4,000,000	4/12/06	3,903,750
FNMA, 5s, May 1, 2036	2,000,000	5/11/06	1,902,344
FNMA, 5s, April 1, 2036	4,000,000	4/12/06	3,807,500
FNMA, 4 1/2s, May 1, 2036	1,000,000	5/11/06	921,758

Total			$11,510,352

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

		Fixed payments	Fixed payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$ 1,000,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	$ 60,162

2,500,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	28,304

740,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	36,012

260,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	14,336

110,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	6,197

130,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	7,972

4,800,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	94,013

5,500,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	(346,366)

Credit Suisse First Boston International
588,600	7/9/06	3 month USD-LIBOR-BBA	2.931%	(5,644)

687,400	7/9/14	4.945%	3 month USD-LIBOR-BBA	18,519

13,580,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(523,707)

Credit Suisse International
269,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(3,782)

Deutsche Bank AG
317,679	8/2/32	5.86%	3 month USD-LIBOR-BBA	(16,689)

283,084	8/2/22	3 month USD-LIBOR-BBA	5.7756%	9,861

Goldman Sachs Capital Markets, L.P.
2,448,129	8/15/10	3 month USD-LIBOR-BBA	5.405%	(13,123)

639,659	8/1/32	5.919%	3 month USD-LIBOR-BBA	(38,920)

570,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	24,192

317,679	8/12/32	5.689%	3 month USD-LIBOR-BBA	(8,961)

283,084	8/12/22	3 month USD-LIBOR-BBA	5.601%	4,373

JPMorgan Chase Bank, N.A.
7,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	230,851

640,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	31,802

160,000	6/24/15	3 month USD-LIBOR-BBA	4.387%	10,043

2,210,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(149,628)

466,000	8/2/15	4.6757%	3 month USD-LIBOR-BBA	(23,975)

17,000,000	8/25/10	4.4725%	3 month USD-LIBOR-BBA	542,742

13,000,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(895,227)

4,400,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	95,506

Lehman Brothers Special Financing, Inc.
2,227,000	1/15/10	3.1001%	3 month USD-LIBOR-BBA	171,864

275,120	8/2/12	5.152%	3 month USD-LIBOR-BBA	2,370

283,084	8/2/22	3 month USD-LIBOR-BBA	5.7756%	9,861

2,611,000	12/8/10	4.9425%	3 month USD-LIBOR-BBA	6,152

10,016,000	12/19/15	5.0265%	3 month USD-LIBOR-BBA	147,251

1,202,000	3/21/14	5.17596%	3 month USD-LIBOR-BBA	13,918

2,517,000	12/11/13	3 month USD-LIBOR-BBA	4.641%	(83,587)

260,000	12/15/13	4.710%	3 month USD-LIBOR-BBA	7,517

104,000	12/16/13	4.579%	3 month USD-LIBOR-BBA	3,899

298,000	1/23/14	4.408%	3 month USD-LIBOR-BBA	18,023

298,000	1/23/14	4.419%	3 month USD-LIBOR-BBA	17,996

306,000	1/26/14	4.375%	3 month USD-LIBOR-BBA	19,190

157,000	1/26/14	4.379%	3 month USD-LIBOR-BBA	9,803

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/06 (Unaudited) continued

		Fixed payments		Fixed payments	Unrealized
Swap counterparty /	Termination	made by		received by	appreciation/
Notional amount	date	fund per annum		fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc.
$ 8,000,000	3/9/07	3.9425%		3 month USD-LIBOR-BBA	$ 101,537

7,000,000	3/9/15	4.7025%		3 month USD-LIBOR-BBA	332,834

5,100,000	10/11/10	4.687%		3 month USD-LIBOR-BBA	62,425

Merrill Lynch Capital Services, Inc.
7,200,000	3/2/11	5.815%		3 month USD-LIBOR-BBA	(163,768)

553,964	8/1/12	5.204%		3 month USD-LIBOR-BBA	3,183

570,000	8/1/22	3 month USD-LIBOR-BBA		5.845%	24,192

283,084	8/12/22	3 month USD-LIBOR-BBA		5.601%	4,374

275,120	8/13/12	4.94%		3 month USD-LIBOR-BBA	5,635

Total					$ (96,468)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$ 1,287,417		1/19/07	—	S&P 500 Index 6 month	$(190,587)
				forward variance

Citibank, N.A.
41,999,012		1/17/07	3 month USD-LIBOR-BBA	Russell Total Return 2000	(2,948,853)
			minus 85 bp	Index

Deutsche Bank AG London
1,275,910		12/15/06	—	S&P 500 Index 6 month	(223,836)
				forward variance

1,227,516		12/15/06	—	S&P 500 Index 6 month	(133,861)
				forward variance

Goldman Sachs Capital Markets, L.P.
3,925,000		4/1/06	(30 bp plus beginning	Lehman Brothers AAA 8.5+	20,838
			of period nominal spread	CMBS Index adjusted by
			of Lehman Brothers AAA	modified duration factor
			8.5+ Commercial Mortgage
			Backed Securities Index)

JPMorgan Chase Bank, N.A.
27,241,016		5/3/06	3 month USD-LIBOR-BBA	S&P 500 Commercial Banks	(510,025)
			minus 35 bp	Industry Index

27,212,679		5/3/06	(3 month USD-LIBOR-BBA	Standard and Poor’s 500	(1,363,485)
			plus 30 bp)	Semiconductors and
				Semiconductors Equipment
				Industry Group Index

54,143,362		4/5/06	3 month USD-LIBOR-BBA	Russell 2000 Total Return	(7,063,421)
				Index

82,049,207		9/20/06	(Russell 2000 Total Return	3 month USD-LIBOR-BBA	(2,399,407)
			Index)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/06 (Unaudited) continued

		Fixed payments		Total return	Unrealized
Swap counterparty /	Termination	received (paid) by		received by	appreciation/
Notional amount	date	fund per annum		or paid by fund	(depreciation)

Lehman Brothers Special Financing, Inc.

$15,000,000	7/1/06	(6 month USD-LIBOR-BBA		Lehman Brothers U.S.	$26,272
		minus 1 bp)		ABS Floating Rate Home
				Equity Index

3,230,604	3/1/07	(1 year USD-LIBOR-BBA		Lehman Brothers U.S. High	17,294
		minus 25 bp)		Yield Index

3,999,728	10/1/06	(1 year USD-LIBOR		Lehman Brothers U.S. High	59,324
		minus 25 bp)		Yield Index

Morgan Stanley & Co. International Limited
358,888	5/11/06	(1 month USD-LIBOR-BBA		Wan Hai Lines	(33,617)
		minus 400 bp)

1,824,863	9/21/06	(3 month USD-LIBOR-BBA		MSCI India Net Divs	48,734
		minus 337.5 bp)		Reinvested USD

2,070,135	2/1/07	(3 month USD-LIBOR-BBA		MSCI India Net Divs	271,943
		minus 400 bp)		Reinvested USD

Total				$(14,422,687)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

	Upfront			Fixed payments
Swap counterparty /	premium	Notional	Termination	received (paid) by	Unrealized
Referenced Debt*	received (paid)**	amount	date	fund per annum	appreciation

Citibank, N.A.
Lear Corp., 8.11%,
5/15/09	—	$ 80,000	6/20/08	845 bp	$ 2,746

Deutsche Bank AG
Lear Corp., 8.11%,
5/15/09	—	80,000	6/20/08	860 bp	2,966

JPMorgan Chase Bank, N.A.
General Motors
Acceptance Corp.	—	150,000	12/20/10	(460 bp)	5,857

Felcor Lodging L.P.,
8 1/2%, 6/1/11	—	120,000	6/20/10	370 bp	8,804

Morgan Stanley Capital Services, Inc.
Bombardier, Inc, 6 3/4%, 5/1/12	—	85,000	3/20/11	355 bp	2,885
Lear Corp., 8.11%,
5/15/09	—	80,000	6/20/08	860 bp	2,966

Total					$26,224

*	Payments related to the reference debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Balanced Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/06 (aggregate face value $181,961,740) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$13,789,990	$13,901,232	4/19/06	$(111,242)
British Pound	49,639,936	49,979,553	6/21/06	(339,617)
Canadian Dollar	20,187,767	20,411,708	4/19/06	(223,941)
Euro	51,003,678	50,891,432	6/21/06	112,246
Hong Kong Dollar	1,624,052	1,626,356	5/17/06	(2,304)
Japanese Yen	16,593,385	16,776,664	5/17/06	(183,279)
New Zealand Dollar	453,467	511,927	4/19/06	(58,460)
Norwegian Krone	18,939,375	18,720,427	6/21/06	218,948
South Korean Won	4,551,482	4,547,359	5/17/06	4,123
Swedish Krona	4,660,230	4,595,082	6/21/06	65,148

Total				$(518,378)

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/06 (aggregate face value $274,699,185) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$24,702,428	$25,543,437	4/19/06	$ 841,009
British Pound	36,866,911	37,088,990	6/21/06	222,079
Canadian Dollar	18,424,328	18,550,114	4/19/06	125,786
Danish Krone	911,170	905,602	6/21/06	(5,568)
Euro	55,044,368	54,469,603	6/21/06	(574,765)
Japanese Yen	52,598,863	52,701,846	5/17/06	102,983
New Zealand Dollar	4,571,479	4,602,040	4/19/06	30,561
Norwegian Krone	3,234,931	3,202,199	6/21/06	(32,732)
Singapore Dollar	8,117,379	8,085,081	5/17/06	(32,298)
Swedish Krona	42,662,560	42,324,277	6/21/06	(338,283)
Swiss Franc	27,081,614	27,225,996	6/21/06	144,382

Total				$ 483,154

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	13	$ 1,245,271	Jun-06	$ (14,652)
Dow Jones Euro Stoxx 50 Index (Long)	1,558	71,561,457	Jun-06	570,293
Dow Jones Euro Stoxx 50 Index (Short)	154	7,073,469	Jun-06	(63,824)
Euro 90 day (Long)	3	710,963	Jun-06	(273)
Euro 90 day (Long)	814	192,785,725	Sep-06	(407,877)
Euro 90 day (Short)	814	192,907,825	Mar-07	737,952
Euro-Bobl 5yr (Long)	55	7,325,161	Jun-06	(42,756)
Euro-Bund 10 yr (Long)	104	14,744,678	Jun-06	(189,069)
Euro-Bund 10 yr (Short)	135	19,139,726	Jun-06	220,108
FTSE 100 Index (Short)	673	69,680,820	Jun-06	(95,359)
Japanese Government Bond 10 yr (Long)	12	13,575,655	Jun-06	(106,852)
Japanese Government Bond 10 yr (Short)	11	12,444,350	Jun-06	97,865
Russell 2000 Index Mini (Long)	84	6,483,120	Jun-06	256,305
Russell 2000 Index Mini (Short)	1,541	118,934,380	Jun-06	(6,076,923)
S&P 500 Index (Long)	42	13,684,650	Jun-06	(13,897)
S&P 500 Index Mini (Long)	3,676	239,537,350	Jun-06	2,468,552
S&P 500 Index Mini (Short)	315	20,526,188	Jun-06	(213,255)
S&P ASX 200 Index (Short)	17	1,556,809	Jun-06	(50,040)
S&P MidCap 400 Index Mini (Long)	14	1,117,760	Jun-06	27,725
Tokyo Price Index (Long)	102	14,936,425	Jun-06	1,026,186
Tokyo Price Index (Short)	38	5,564,550	Jun-06	(375,410)
U.K. Gilt 10 yr (Long)	224	43,374,113	Jun-06	(793,933)
U.S. Treasury Bond 20 yr (Long)	250	27,289,063	Jun-06	(886,947)
U.S. Treasury Note 2 yr (Short)	118	24,055,406	Jun-06	46,514
U.S. Treasury Note 5 yr (Short)	354	36,970,875	Jun-06	129,700
U.S. Treasury Note 10 yr (Long)	513	54,578,390	Jun-06	(417,182)
U.S. Treasury Note 10 yr (Short)	260	27,661,563	Jun-06	367,175

Total				$(3,799,874)

WRITTEN OPTIONS OUTSTANDING at 3/31/06 (premiums received $2,027,411) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

S&P 500 Index Depository Receipts
(SPDR Trust Series 1) (Call)	51,689	Apr 06 / $137.10	$41
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the right to receive a fixed rate of 4.55% versus the
three month LIBOR maturing on July 5, 2017.	19,820,000	Jul 07 / $4.55	128,279
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to pay a fixed rate of 4.55% versus
the three month LIBOR maturing on July 5, 2017.	19,820,000	Jul 07 / $4.55	1,386,352
Option on an interest rate swap with Lehman Brothers
International for the obligation to pay a fixed rate of 5.225%
semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	7,124,000	Mar 08 / $5.225	300,604
Option on an interest rate swap with Lehman Brothers
International for the right to receive a fixed rate of 5.225%
semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	7,124,000	Mar 08 / $5.225	185,224

Total			$2,000,500

TBA SALE COMMITMENTS OUTSTANDING at 3/31/06 (proceeds receivable $65,325,340) (Unaudited)

			Principal	Settlement
			amount	date	Value

FNMA, 5 1/2s, May 1, 2036			$5,700,000	5/11/06	$ 5,557,500
FNMA, 5 1/2s, April 1, 2036			21,200,000	4/12/06	20,689,875
FNMA, 5s, May 1, 2036			11,400,000	5/11/06	10,843,360
FNMA, 5s, April 1, 2036			23,500,000	4/12/06	22,369,063
FNMA, 4 1/2s, May 1, 2036			5,700,000	5/11/06	5,254,019

Total					$64,713,817

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

		Fixed payments	Fixed payments		Unrealized
Swap counterparty /	Termination	made by	received by		appreciation/
Notional amount	date	fund per annum	fund per annum		(depreciation)

Bank of America, N.A.
$20,743,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%		$ (603,078)

7,100,000	3/30/09	3.075%	3 month USD-LIBOR-BBA		427,154

17,346,000	12/22/09	3.965%	3 month USD-LIBOR-BBA		597,348

27,200,000	1/14/10	3 month USD-LIBOR-BBA	4.106%		(1,113,988)

18,600,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA		210,581

53,000,000	5/21/07	3.95%	3 month USD-LIBOR-BBA		279,655

4,410,000	6/17/15	4.555%	3 month USD-LIBOR-BBA		214,609

1,590,000	6/23/15	4.466%	3 month USD-LIBOR-BBA		87,668

660,000	6/23/15	4.45%	3 month USD-LIBOR-BBA		37,185

800,000	6/24/15	4.39%	3 month USD-LIBOR-BBA		49,055

8,600,000	10/21/15	4.943%	3 month USD-LIBOR-BBA		168,439

1,500,000	9/1/15	3 month USD-LIBOR-BBA	4.53%		(94,463)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/06 (Unaudited) continued

		Fixed payments	Fixed payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Credit Suisse First Boston International
$ 9,662,000	3/9/09	3 month USD-LIBOR-BBA	3.195%	$ (548,791)

5,321,200	7/9/06	3 month USD-LIBOR-BBA	2.931%	(51,018)

Credit Suisse International
802,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(11,276)

Deutsche Bank AG
1,404,369	8/2/32	5.86%	3 month USD-LIBOR-BBA	(73,777)

1,251,434	8/2/22	3 month USD-LIBOR-BBA	5.7756%	43,595

Goldman Sachs Capital Markets, L.P.
9,013,565	8/15/10	3 month USD-LIBOR-BBA	5.405%	(48,317)

2,822,353	8/1/32	5.919%	3 month USD-LIBOR-BBA	(171,726)

2,515,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	106,741

1,404,369	8/12/32	5.689%	3 month USD-LIBOR-BBA	(39,613)

1,251,434	8/12/22	3 month USD-LIBOR-BBA	5.601%	19,334

JPMorgan Chase Bank, N.A.
35,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	1,154,257

20,700,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(843,305)

3,840,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	190,808

960,000	6/24/15	3 month USD-LIBOR-BBA	4.387%	60,256

13,300,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(900,472)

2,690,000	8/2/15	4.6757%	3 month USD-LIBOR-BBA	(138,395)

4,000,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(275,455)

7,800,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	169,307

Lehman Brothers Special Financing, Inc.
1,216,226	8/2/12	5.152%	3 month USD-LIBOR-BBA	10,479

1,251,434	8/2/22	3 month USD-LIBOR-BBA	5.7756%	43,595

4,273,000	12/8/10	4.9425%	3 month USD-LIBOR-BBA	10,067

30,500,000	12/19/15	5.0265%	3 month USD-LIBOR-BBA	448,398

5,412,000	3/21/14	5.17596%	3 month USD-LIBOR-BBA	62,661

490,000	12/11/13	3 month USD-LIBOR-BBA	4.641%	(16,272)

2,247,000	12/15/13	4.710%	3 month USD-LIBOR-BBA	64,962

1,161,000	12/16/13	4.579%	3 month USD-LIBOR-BBA	43,526

6,500,000	6/16/07	4.0525%	3 month USD-LIBOR-BBA	(30,911)

1,800,000	6/16/15	4.5475%	3 month USD-LIBOR-BBA	(88,167)

12,000,000	7/15/10	4.38%	3 month USD-LIBOR-BBA	419,067

2,232,000	1/23/14	4.408%	3 month USD-LIBOR-BBA	134,989

2,232,000	1/23/14	4.419%	3 month USD-LIBOR-BBA	134,786

2,288,000	1/26/14	4.375%	3 month USD-LIBOR-BBA	143,482

1,172,000	1/26/14	4.379%	3 month USD-LIBOR-BBA	73,183

Merrill Lynch Capital Services, Inc.
2,444,243	8/1/12	5.204%	3 month USD-LIBOR-BBA	14,047

2,515,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	106,741

1,251,434	8/12/22	3 month USD-LIBOR-BBA	5.601%	19,334

1,216,226	8/13/12	4.94%	3 month USD-LIBOR-BBA	24,911

Total				$ 521,196

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.

$1,526,759	1/19/07	—	S&P 500 Index 6 month	$(226,019)
			forward variance

Citibank, N.A.
46,000,334	1/17/07	3 month USD-LIBOR-BBA	Russell Total Return 2000	(3,229,795)
		minus 85 bp	Index

Deutsche Bank AG London
1,540,528	12/15/06	—	S&P 500 Index 6 month	(270,258)
			forward variance

1,481,891	12/15/06	—	S&P 500 Index 6 month	(161,601)
			forward variance

Goldman Sachs Capital Markets, L.P.
12,759,500	4/1/06	(30 bp plus beginning	Lehman Brothers AAA 8.5+	67,740
		of period nominal spread	CMBS Index adjusted by
		of Lehman Brothers AAA	modified duration factor
		8.5+ Commercial Mortgage
		Backed Securities Index)

Goldman Sachs
768,000	9/15/11	(678 bp 1 month	Ford Credit Auto Owner
		USD-LIBOR)	Trust Series 2005-B Class D	(2,433)

JPMorgan Chase Bank, N.A.
34,474,418	5/3/06	3 month USD-LIBOR-BBA	S&P 500 Commercial Banks	(645,454)
		minus 35 bp	Industry Index

34,475,090	5/3/06	(3 month USD-LIBOR-BBA	Standard and Poor’s 500	(1,727,367)
		plus 30 bp)	Semiconductors and
			Semiconductors Equipment
			Industry Group Index

130,037,439	4/5/06	3 month USD-LIBOR-BBA	Russell 2000 Total Return	(16,964,390)
			Index

22,308,654	9/20/06	(Russell 2000 Total Return	3 month USD-LIBOR-BBA	(652,383)
		Index)

Lehman Brothers Special Financing, Inc.
3,969,926	3/1/07	(1 year USD-LIBOR-BBA	Lehman Brothers U.S. High	21,252
		minus 25 bp)	Yield Index

4,999,856	10/1/06	(1 year USD-LIBOR	Lehman Brothers U.S. High	74,158
		minus 25 bp)	Yield Index

Total			$(23,716,550)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced Debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Waste Management,
7.375%, 8/1/10	$—	$240,000	9/20/12	64 bp	$ 2,134

DJ CDX NA IG HVOL
Series 4 Index	(8,284)	1,080,000	6/20/10	(90 bp)	(3,402)

Citibank, N.A.
Lear Corp., 8.11%,
5/15/09	—	100,000	6/20/08	845 bp	3,433

Deutsche Bank AG
CVS Corp., 5.625%,
3/15/06	—	95,000	12/20/14	0.58%	1,206

France Telecomm, 7.25%,
1/28/13	—	410,000	9/20/10	41 bp	(1,104)

Lear Corp., 8.11%,
5/15/09	—	100,000	6/20/08	860 bp	3,708

Goldman Sachs Capital Markets, L.P.
Noble Energy, Inc., 8%,
4/1/27	—	250,000	6/20/13	60 bp	(30)

DJ CDX NA IG Series 4
Index 10-15% tranche	—	997,000	6/20/15	57.60 bp	3,498

DJ CDX NA IG Series 4
Index	(4,943)	997,000	6/20/15	(65 bp)	(2,497)

Goodrich Corp., 7 5/8%,
12/15/12	—	195,000	9/20/10	49 bp	863

DJ CDX NA IG HVOL
Series 5 Index	(4,482)	522,000	12/20/10	(85 bp)	(5,711)

DJ CDX NA IG Series 5
Index	(15,168)	6,025,000	12/20/10	(45 bp)	(29,928)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	261,000	12/20/10	(113 bp)	(4,290)

DJ CDX NA IG HVOL
Series 5 Index	(3,371)	522,000	12/20/10	(85 bp)	(4,600)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	214,000	12/20/10	(115 bp)	(3,699)

Goldman Sachs International
One of the underlying
securities in the
basket of BB CMBS
securities	—	1,804,000	(a)	2.55625%	100,451

HSBC
DJ CDX NA IG Series 5
Index	(13,146)	8,180,000	12/20/10	(45 bp)	(33,187)

JPMorgan Chase Bank, N.A.
General Motors
Acceptance Corp	—	185,000	12/20/10	(460 bp)	7,223

Felcor Lodging L.P.,
8 1/2%, 6/1/11	—	165,000	6/20/10	370 bp	12,105

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/06 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced Debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc.
DJ CDX NA IG Series 4
Index	$ (3,726)	$733,000	6/20/15	(65 bp)	$ (1,927)

DJ CDX NA IG Series 4
Index 10-15% tranche	—	733,000	6/20/15	59 bp	8,104

DJ CDX NA IG Series 4
Index	—	733,000	12/20/15	(70 bp)	(3,535)

DJ CDX NA IG Series 5
Index 10-15% tranche	—	733,000	12/20/15	57.5 bp	7,265

DJ CDX NA IG Series 5
Index	(852)	2,640,000	12/20/10	45 bp	(7,320)

DJ CDX NA IG Series 5
Index	(5,750)	3,155,000	12/20/10	(45 bp)	(13,479)

DJ CDX NA IG Series 4
Index 3-7% tranche	—	270,000	6/20/10	(124.5 bp)	(5,085)

DJ CDX NA IG Series 4
Index	(1,982)	1,480,000	12/20/10	(45 bp)	(5,608)

DJ CDX NA IG HVOL
Series 4 Index	(3,635)	313,000	6/20/10	(90 bp)	(2,292)

DJ CDX NA IG Series 4
Index 3-7% tranche	—	313,000	6/20/12	309 bp	9,797

DJ CDX NA IG HVOL
Series 5 Index	(1,165)	214,000	12/20/10	(85 bp)	(1,669)

Merrill Lynch International & Co. C.V.
DJ CDX NA IG Series 5
Index 3-7% tranche	—	214,000	12/20/12	246 bp	2,846

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 4
Index 10-15% tranche	—	721,000	6/20/15	70.5 bp	9,174

DJ CDX NA IG Series 4
Index	(4,716)	721,000	6/20/15	(65 bp)	(2,947)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	522,000	12/20/12	305 bp	24,209

DJ CDX NA IG Series 4
Index 3-7% tranche	—	313,000	6/20/10	(110.5 bp)	(4,275)

Bombardier, Inc, 6 3/4%,
5/1/12	—	105,000	3/20/11	355 bp	3,563

Lear Corp., 8.11%,
5/15/09	—	100,000	6/20/08	860 bp	3,708

DJ CDX NA IG Series 4
Index 3-7% tranche	—	540,000	6/20/12	275 bp	7,267

DJ CDX NA IG Series 4
Index	(3,161)	1,465,000	6/20/12	(55 bp)	(3,049)

DJ CDX NA IG Series 4
Index 7-10% tranche	—	1,465,000	6/20/12	48 bp	10,299

DJ CDX NA HY Series 5
Index 25-35% tranche	—	840,000	12/20/10	127 bp	30,319

DJ CDX NA IG Series 5
Index	(5,816)	407,400	12/20/10	(395 bp)	(21,640)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	214,000	12/20/10	(115 bp)	(3,699)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/06 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced Debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG HVOL
Series 5 Index	$ (1,222)	$214,000	12/20/10	(85 bp)	$ (1,725)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	214,000	12/20/12	248 bp	3,087

Total					$ 87,561

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

Conservative Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/06 (aggregate face value $48,515,554) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$ 3,453,219	$ 3,482,209	4/19/06	$ (28,990)
British Pound	12,472,317	12,557,717	6/21/06	(85,400)
Canadian Dollar	5,113,526	5,170,782	4/19/06	(57,256)
Danish Krone	765,174	760,498	6/21/06	4,676
Euro	12,886,897	12,840,344	6/21/06	46,553
Hong Kong Dollar	384,812	385,359	5/17/06	(547)
Japanese Yen	4,823,390	4,878,713	5/17/06	(55,323)
New Zealand Dollar	632,901	714,493	4/19/06	(81,592)
Norwegian Krone	4,917,406	4,860,636	6/21/06	56,770
Singapore Dollar	404,930	402,821	5/17/06	2,109
South Korean Won	1,159,122	1,158,072	5/17/06	1,050
Swedish Krona	1,321,401	1,303,910	6/21/06	17,491

Total				$(180,459)

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/06 (aggregate face value $71,084,843) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$ 6,064,635	$ 6,270,409	4/19/06	$ 205,774
British Pound	11,028,460	11,097,643	6/21/06	69,183
Canadian Dollar	5,027,576	5,061,293	4/19/06	33,717
Euro	13,722,841	13,560,470	6/21/06	(162,371)
Japanese Yen	16,006,962	16,037,924	5/17/06	30,962
New Zealand Dollar	1,135,683	1,143,276	4/19/06	7,593
Norwegian Krone	5,974	5,835	6/21/06	(139)
Singapore Dollar	1,164,207	1,160,629	5/17/06	(3,578)
Swedish Krona	9,484,688	9,408,919	6/21/06	(75,769)
Swiss Franc	7,297,732	7,338,445	6/21/06	40,713

Total				$ 146,085

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	13	$ 1,245,271	Jun-06	$(14,652)
Dow Jones Euro Stoxx 50 Index (Long)	615	28,247,944	Jun-06	225,116
Dow Jones Euro Stoxx 50 Index (Short)	99	4,547,230	Jun-06	(41,030)
Euro 90 day (Long)	2	473,975	Jun-06	(183)
Euro 90 day (Long)	894	211,732,725	Sep-06	(428,132)
Euro 90 day (Short)	894	211,866,825	Mar-07	870,193
Euro-Bobl 5yr (Long)	56	7,458,346	Jun-06	(43,533)
Euro-Bund 10 yr (Long)	106	15,028,229	Jun-06	(192,706)
Euro-Bund 10 yr (Short)	137	19,423,278	Jun-06	223,368
FTSE 100 Index (Short)	168	17,394,321	Jun-06	(23,804)
Japanese Government Bond 10 yr (Long)	12	13,575,655	Jun-06	(106,852)
Japanese Government Bond 10 yr (Short)	11	12,444,350	Jun-06	97,865
Russell 2000 Index Mini (Long)	12	926,160	Jun-06	52,776
Russell 2000 Index Mini (Short)	291	22,459,380	Jun-06	(1,146,613)
S&P 500 Index (Long)	8	2,606,600	Jun-06	14,822
S&P 500 Index Mini (Long)	497	32,385,763	Jun-06	333,754
S&P 500 Index Mini (Short)	147	9,578,888	Jun-06	(99,519)
S&P ASX 200 Index (Short)	11	1,007,347	Jun-06	(32,379)
S&P MidCap 400 Index (Long)	3	239,520	Jun-06	7,959
Tokyo Price Index (Short)	24	3,514,453	Jun-06	(237,101)
U.K. Gilt 10 yr (Long)	158	30,594,240	Jun-06	(555,222)
U.S. Treasury Bond 20 yr (Long)	265	28,926,406	Jun-06	(921,714)
U.S. Treasury Note 2 yr (Long)	136	27,724,875	Jun-06	(36,533)
U.S. Treasury Note 5 yr (Short)	179	18,694,313	Jun-06	87,556
U.S. Treasury Note 10 yr (Long)	181	19,256,703	Jun-06	(167,965)
U.S. Treasury Note 10 yr (Short)	167	17,767,234	Jun-06	216,253

Total				$(1,918,276)

WRITTEN OPTIONS OUTSTANDING at 3/31/06 (premiums received $1,764,729) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the right to receive a fixed rate of 4.55% versus the
three month LIBOR maturing on July 5, 2017.		15,880,000	Jul 07 / $4.55	$102,779
Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to pay a fixed rate of 4.55% versus the
three month LIBOR maturing on July 5, 2017.		15,880,000	Jul 07 / $4.55	1,110,760
Option on an interest rate swap with Lehman Brothers
International for the obligation to pay a fixed rate of 5.225%
semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.		7,746,000	Mar 08 / $5.225	326,850
Option on an interest rate swap with Lehman Brothers
International for the right to receive a fixed rate of 5.225%
semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.		7,746,000	Mar 08 / $5.225	201,396

Total				$1,741,785

TBA SALE COMMITMENTS OUTSTANDING at 3/31/06 (proceeds receivable $70,943,387) (Unaudited)

			Principal	Settlement
			amount	date	Value

FNMA, 5 1/2s, May 1, 2036			$ 6,150,000	5/11/06	$ 5,996,250
FNMA, 5 1/2s, April 1, 2036			23,300,000	4/12/06	22,739,344
FNMA, 5s, May 1, 2036			12,300,000	5/11/06	11,699,414
FNMA, 5s, April 1, 2036			25,400,000	4/12/06	24,177,626
FNMA, 4 1/2s, May 1, 2036			6,150,000	5/11/06	5,668,810

Total					$70,281,444

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

		Fixed payments	Fixed payments		Unrealized
Swap counterparty /	Termination	made by	received by		appreciation/
Notional amount	date	fund per annum	fund per annum		(depreciation)

Bank of America, N.A.
$18,177,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%		$ (528,475)

5,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%		(314,878)

7,000,000	3/30/09	3.075%	3 month USD-LIBOR-BBA		421,138

13,689,000	12/22/09	3.965%	3 month USD-LIBOR-BBA		471,410

12,300,000	1/14/10	3 month USD-LIBOR-BBA	4.106%		(503,752)

15,300,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA		173,220

51,000,000	5/21/07	3.95%	3 month USD-LIBOR-BBA		269,102

4,260,000	6/17/15	4.555%	3 month USD-LIBOR-BBA		207,309

1,540,000	6/23/15	4.466%	3 month USD-LIBOR-BBA		84,912

640,000	6/23/15	4.45%	3 month USD-LIBOR-BBA		36,059

770,000	6/24/15	4.39%	3 month USD-LIBOR-BBA		47,216

6,300,000	10/21/15	4.943%	3 month USD-LIBOR-BBA		123,392

Credit Suisse First Boston International
19,400,000	11/17/09	3.947%	3 month USD-LIBOR-BBA		662,549

4,766,100	7/9/06	3 month USD-LIBOR-BBA	2.931%		(45,696)

Credit Suisse International
887,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%		(12,471)

Deutsche Bank AG
925,147	8/2/32	5.86%	3 month USD-LIBOR-BBA		(48,601)

824,399	8/2/22	3 month USD-LIBOR-BBA	5.7756%		28,718

Goldman Sachs Capital Markets, L.P.
5,675,208	8/15/10	3 month USD-LIBOR-BBA	5.405%		(30,422)

1,851,643	8/1/32	5.919%	3 month USD-LIBOR-BBA		(112,663)

1,650,000	8/1/22	3 month USD-LIBOR-BBA	5.845%		70,029

925,147	8/12/32	5.689%	3 month USD-LIBOR-BBA		(26,095)

824,399	8/12/22	3 month USD-LIBOR-BBA	5.601%		12,737

JPMorgan Chase Bank, N.A.
31,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA		1,022,342

22,000,000	3/7/15	3 month USD-LIBOR-BBA	4.798%		(896,267)

3,710,000	6/16/15	4.538%	3 month USD-LIBOR-BBA		184,348

920,000	6/24/15	3 month USD-LIBOR-BBA	4.387%		57,746

12,900,000	6/29/15	3 month USD-LIBOR-BBA	4.296%		(873,390)

2,156,000	8/2/15	4.6757%	3 month USD-LIBOR-BBA		(110,921)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/06 (Unaudited) continued

		Fixed payments	Fixed payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A.
$12,600,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	$ (867,682)

5,700,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	123,724

Lehman Brothers Special Financing, Inc.
801,206	8/2/12	5.152%	3 month USD-LIBOR-BBA	6,903

824,399	8/2/22	3 month USD-LIBOR-BBA	5.7756%	28,718

1,871,000	12/8/10	4.9425%	3 month USD-LIBOR-BBA	4,408

19,192,000	12/19/15	5.0265%	3 month USD-LIBOR-BBA	282,183

6,082,000	3/21/14	5.17596%	3 month USD-LIBOR-BBA	70,419

15,537,000	12/11/13	3 month USD-LIBOR-BBA	4.641%	(515,967)

2,096,000	12/15/13	4.710%	3 month USD-LIBOR-BBA	60,596

808,000	12/16/13	4.579%	3 month USD-LIBOR-BBA	30,292

6,300,000	6/16/07	4.0525%	3 month USD-LIBOR-BBA	(29,960)

1,700,000	6/16/15	4.5475%	3 month USD-LIBOR-BBA	(83,269)

12,000,000	7/15/10	4.38%	3 month USD-LIBOR-BBA	419,067

4,853,000	1/23/14	4.408%	3 month USD-LIBOR-BBA	293,503

4,853,000	1/23/14	4.419%	3 month USD-LIBOR-BBA	293,062

Merrill Lynch Capital Services, Inc.
1,603,579	8/1/12	5.204%	3 month USD-LIBOR-BBA	9,215

1,650,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	70,029

824,399	8/12/22	3 month USD-LIBOR-BBA	5.601%	12,737

801,206	8/13/12	4.94%	3 month USD-LIBOR-BBA	16,410

Total				$ 592,984

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

		Fixed payments		Total return	Unrealized
Swap counterparty /	Termination	received (paid) by		received by	appreciation/
Notional amount	date	fund per annum		or paid by fund	(depreciation)

Bank of America, N.A.
$ 773,239	1/19/07	—		S&P 500 Index 6 month	$(114,469)
				forward variance

Deutsche Bank AG London
786,116	12/15/06	—		S&P 500 Index 6 month	(137,910)
				forward variance

756,194	12/15/06	—		S&P 500 Index 6 month	(82,463)
				forward variance

Goldman Sachs
846,000	9/15/11	(678 bp 1 month		Ford Credit Auto Owner	(2,680)
		USD-LIBOR)		Trust Series 2005-B Class D

Goldman Sachs Capital Markets, L.P.
12,808,500	4/1/06	(30 bp plus beginning		Lehman Brothers AAA 8.5+	68,000
		of period nominal spread		CMBS Index adjusted by
		of Lehman Brothers AAA		modified duration factor
		8.5+ Commercial Mortgage
		Backed Securities Index)

24,575,275	9/20/06	(Russell 2000 Total		3-month
		Return Index)		USD-LIBOR-BBA	(718,668)

JPMorgan Chase Bank, N.A.
17,964,596	5/3/06	3 month USD-LIBOR-BBA		S&P 500 Commercial Banks	(336,345)
		minus 35 bp		Industry Index

17,937,332	5/3/06	(3 month USD-LIBOR-BBA		Standard and Poor’s 500	(898,746)
		plus 30 bp)		Semiconductors and
				Semiconductors Equipment
				Industry Group Index

14,497,664	4/5/06	3 month USD-LIBOR-BBA		Russell 2000 Total Return	(1,891,333)
				Index

Lehman Brothers Special Financing, Inc.
2,097,836	3/1/07	(1 year USD-LIBOR-BBA		Lehman Brothers U.S.	11,231
		minus 25 bp)		High Yield Index

2,000,256	10/1/06	(1 year USD-LIBOR		Lehman Brothers U.S.	29,669
		minus 25 bp)		High Yield Index

Total					$(4,073,714)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced Debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA IG HVOL
Series 4 Index	$ (8,314)	$1,084,000	6/20/10	(90 bp)	$(3,415)

Waste Management,
7.375%, 8/1/10	—	235,000	9/20/12	64 bp	2,090

Citibank, N.A.
Lear Corp., 8.11%,
5/15/09	—	50,000	6/20/08	845 bp	1,716

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/06 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced Debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Deutsche Bank AG
CVS Corp., 5.625%,
3/15/06	$ —	$ 125,000	12/20/14	0.58%	$ 1,588

France Telecomm, 7.25%,
1/28/13	—	400,000	9/20/10	41 bp	(1,077)

Lear Corp., 8.11%,
5/15/09	—	50,000	6/20/08	860 bp	1,854

Goldman Sachs Capital Markets, L.P.
DJ CDX NA IG Series 4
Index	(5,426)	1,084,000	6/20/15	(65 bp)	(2,767)

DJ CDX NA IG Series 4
Index 10-15% tranche	—	1,084,000	6/20/15	57.60 bp	3,803

DJ CDX NA IG HVOL
Series 5 Index	(4,508)	525,000	12/20/10	(85 bp)	(5,743)

DJ CDX NA IG HVOL
Series 5 Index	(3,391)	525,000	12/20/10	(85 bp)	(4,626)

DJ CDX NA IG Series 5
Index	(15,180)	6,030,000	12/20/10	(45 bp)	(29,954)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	263,000	12/20/10	(113 bp)	(4,323)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	236,000	12/20/10	(115 bp)	(4,078)

Goodrich Corp., 7 5/8%,
12/15/12	—	195,000	9/20/10	49 bp	863

Noble Energy, Inc., 8%,
4/1/27	—	275,000	6/20/13	60 bp	(33)

Goldman Sachs International
One of the underlying
securities in the
basket of BB CMBS
securities	—	1,678,000	(a)	2.55625%	93,435

HSBC
DJ CDX NA IG Series 5
Index	(3,729)	2,320,000	12/20/10	(45 bp)	(9,413)

JPMorgan Chase Bank, N.A.
General Motors
Acceptance Corp.	—	95,000	12/20/10	(460 bp)	3,709

Felcor Lodging L.P., 8 1/2%,
6/1/11	—	80,000	6/20/10	370 bp	5,870

Lehman Brothers Special Financing, Inc.
DJ CDX NA IG Series 5
Index	(576)	2,655,000	12/20/10	45 bp	(7,080)

DJ CDX NA IG Series 4
Index	(3,736)	735,000	6/20/15	(65 bp)	(1,933)

DJ CDX NA IG Series 4
Index	—	736,000	12/20/15	(70 bp)	(3,550)

DJ CDX NA IG Series 4
Index 10-15% tranche	—	735,000	6/20/15	59 bp	8,127

DJ CDX NA IG Series 5
Index 10-15% tranche	—	736,000	12/20/15	57.5 bp	7,295

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/06 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced Debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc.
DJ CDX NA IG HVOL
Series 4 Index	$ (3,974)	$ 345,000	6/20/10	(90 bp)	$ (2,494)

DJ CDX NA IG HVOL
Series 5 Index	(1,285)	236,000	12/20/10	(85 bp)	(1,841)

DJ CDX NA IG Series 4
Index	(1,982)	1,480,000	12/20/10	(45 bp)	(5,608)

DJ CDX NA IG Series 4
Index 3-7% tranche	—	271,000	6/20/10	(124.5 bp)	(5,104)

DJ CDX NA IG Series 4
Index 3-7% tranche	—	345,000	6/20/12	309 bp	10,798

DJ CDX NA IG Series 5
Index	(5,695)	3,125,000	12/20/10	(45 bp)	(13,351)

Merrill Lynch International & Co. C.V.
DJ CDX NA IG Series 5
Index 3-7% tranche	—	236,000	12/20/12	246 bp	3,138

Morgan Stanley Capital Services, Inc.
Bombardier, Inc, 6 3/4%,
5/1/12	—	50,000	3/20/11	355 bp	1,697

DJ CDX NA HY Series 5
Index 25-35% tranche	—	844,000	12/20/10	127 bp	30,462

DJ CDX NA IG Series 5
Index 3-7% tranche	—	525,000	12/20/12	305 bp	24,348

DJ CDX NA IG HVOL
Series 5 Index	(1,347)	236,000	12/20/10	(85 bp)	(1,903)

DJ CDX NA IG Series 4
Index	(4,735)	724,000	6/20/15	(65 bp)	(2,959)

DJ CDX NA IG Series 4
Index	(3,172)	1,470,000	6/20/12	(55 bp)	(3,059)

DJ CDX NA IG Series 4
Index 10-15% tranche	—	724,000	6/20/15	70.5 bp	9,213

DJ CDX NA IG Series 4
Index 3-7% tranche	—	345,000	6/20/10	(110.5 bp)	(4,712)

DJ CDX NA IG Series 4
Index 3-7% tranche	—	542,000	6/20/12	275 bp	7,294

DJ CDX NA IG Series 4
Index 7-10% tranche	—	1,470,000	6/20/12	48 bp	10,334

DJ CDX NA IG Series 5
Index	—	409,340	12/20/10	(395 bp)	(15,899)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	236,000	12/20/10	(115 bp)	(4,078)

DJ CDX NA IG Series 5
Index 3-7% tranche	—	236,000	12/20/12	248 bp	3,405

Lear Corp., 8.11%,
5/15/09	—	50,000	6/20/08	860 bp	1,854

Total					$ 93,893

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 3/31/06 (Unaudited)

Putnam Asset Allocation: Growth Portfolio

ASSETS

Investment in securities, at value, including $46,973,589 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $1,359,781,105)	$1,567,723,166
Affiliated issuers (identified cost $116,712,972) (Note 5)	116,712,972

Cash	24,667

Foreign currency (cost $15,345,322) (Note 1)	15,150,735

Dividends, interest and other receivables	4,961,824

Receivable for shares of the fund sold	5,453,495

Receivable for securities sold	27,218,060

Receivable for sales of delayed delivery securities (Note 1)	12,201,087

Unrealized appreciation on swap contracts (Note 1)	2,647,538

Receivable for closed swap contracts (Note 1)	40,625

Receivable for open forward currency contracts (Note 1)	1,695,575

Receivable for closed forward currency contracts (Note 1)	887,303

Total assets	1,754,717,047

LIABILITIES

Payable for variation margin (Note 1)	699,873

Payable for securities purchased	27,488,986

Payable for purchases of delayed delivery securities (Note 1)	23,035,041

Payable for shares of the fund repurchased	11,951,033

Payable for compensation of Manager (Notes 2 and 5)	2,295,223

Payable for investor servicing and custodian fees (Note 2)	378,212

Payable for Trustee compensation and expenses (Note 2)	143,879

Payable for administrative services (Note 2)	2,500

Payable for distribution fees (Note 2)	965,959

Payable for open forward currency contracts (Note 1)	1,826,483

Payable for closed forward currency contracts (Note 1)	1,304,594

Written options outstanding, at value (premiums received $406,026) (Note 1)	400,692

Unrealized depreciation on swap contracts (Note 1)	17,140,469

TBA sale commitments, at value (proceeds receivable $11,618,922) (Note 1)	11,510,352

Collateral on securities loaned, at value (Note 1)	48,330,783

Other accrued expenses	315,683

Total liabilities	147,789,762

Net assets	$1,606,927,285

(Continued on next page)

Statement of assets and liabilities (Continued)

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,561,986,844

Undistributed net investment income (Note 1)	9,193,725

Accumulated net realized loss on investments
and foreign currency transactions (Note 1)	(156,021,986)

Net unrealized appreciation of investments
and assets and liabilities in foreign currencies	191,768,702

Total — Representing net assets applicable to capital shares outstanding	$1,606,927,285

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($937,687,132 divided by 72,680,688 shares)	$12.90

Offering price per class A share
(100/94.75 of $12.90)*	$13.61

Net asset value and offering price per class B share
($347,288,434 divided by 27,386,002 shares)**	$12.68

Net asset value and offering price per class C share
($122,808,689 divided by 9,826,628 shares)**	$12.50

Net asset value and redemption price per class M share
($38,215,030 divided by 3,007,494 shares)	$12.71

Offering price per class M share
(100/96.75 of $12.71)*	$13.14

Net asset value, offering price and redemption price per class R share
($2,266,820 divided by 177,373 shares)	$12.78

Net asset value, offering price and redemption price per class Y share
($158,661,180 divided by 12,201,808 shares)	$13.00

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/06 (Unaudited)

Putnam Asset Allocation: Growth Portfolio

INVESTMENT INCOME

Dividends (net of foreign tax of $326,695)	$ 11,278,769

Interest (including interest income of $1,914,527
from investments in affiliated issuers) (Note 5)	7,138,305

Securities lending	137,820

Total investment income	18,554,894

EXPENSES
Compensation of Manager (Note 2)	4,659,684

Investor servicing fees (Note 2)	1,601,023

Custodian fees (Note 2)	712,651

Trustee compensation and expenses (Note 2)	34,675

Administrative services (Note 2)	22,334

Distribution fees — Class A (Note 2)	1,047,126

Distribution fees — Class B (Note 2)	1,627,134

Distribution fees — Class C (Note 2)	531,610

Distribution fees — Class M (Note 2)	133,184

Distribution fees — Class R (Note 2)	4,360

Other	355,743

Non-recurring costs (Notes 2 and 6)	7,311

Costs assumed by Manager (Notes 2 and 6)	(7,311)

Fees waived and reimbursed by Manager or affiliate (Notes 5 and 6)	(1,113,277)

Total expenses	9,616,247

Expense reduction (Note 2)	(404,766)

Net expenses	9,211,481

Net investment income	9,343,413

Net realized gain on investments (net of foreign taxes of $178,317) (Notes 1 and 3)	66,151,430

Net realized loss on swap contracts (Note 1)	(5,350,782)

Net realized loss on futures contracts (Note 1)	(1,986,675)

Net realized loss on foreign currency transactions (Note 1)	(735,460)

Net realized gain on written options (Notes 1 and 3)	24,592

Net unrealized depreciation of assets and liabilities
in foreign currencies during the period	(1,184,022)

Net unrealized appreciation of investments, futures contracts, swap contracts,
written options and TBA sale commitments during the period	59,571,816

Net gain on investments	116,490,899

Net increase in net assets resulting from operations	$125,834,312

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Asset Allocation: Growth Portfolio

INCREASE IN NET ASSETS

	Six months ended	Year ended
	3/31/06*	9/30/05

Operations:
Net investment income	$ 9,343,413	$ 16,511,933

Net realized gain on investments
and foreign currency transactions	58,103,105	159,517,355

Net unrealized appreciation of investments
and assets and liabilities in foreign currencies	58,387,794	58,424,538

Net increase in net assets resulting from operations	125,834,312	234,453,826

Distributions to shareholders: (Note 1)

From net investment income

Class A	(6,684,450)	(6,876,361)

Class B	(351,132)	(1,497,241)

Class C	(209,543)	(384,276)

Class M	(120,535)	(226,410)

Class R	(10,862)	(1,829)

Class Y	(1,487,948)	(6,246,177)

Redemption fees (Note 1)	4,518	9,328

Decrease from capital share transactions (Note 4)	(34,758,504)	(38,942,174)

Total increase in net assets	82,215,856	180,288,686

NET ASSETS

Beginning of period	1,524,711,429	1,344,422,743

End of period (including undistributed net investment
income of $9,193,725 and $8,714,782, respectively)	$1,606,927,285	$1,524,711,429
* Unaudited

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights		(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)	net assets(%)	(%)(h)

CLASS A
March 31, 2006**	$11.97	.09(d,g)	.94	1.03	(.10)	—	(.10)	—(e)	$12.90	8.65*(g)	$937,687	.54*(d,g)	.71*(d,g)	40.97*
September 30, 2005	10.26	.15(d,f )	1.69	1.84	(.13)	—	(.13)	—(e)	11.97	18.02	775,947	1.25(d)	1.34(d,f )	111.90
September 30, 2004	9.22	.11(d)	1.13	1.24	(.20)	—	(.20)	—(e)	10.26	13.51	547,168	1.32(d)	1.12(d)	120.17
September 30, 2003	7.69	.13	1.64	1.77	(.24)	—	(.24)	—	9.22	23.41	629,578	1.35	1.54	126.07
September 30, 2002	8.94	.17	(1.12)	(.95)	(.30)	—	(.30)	—	7.69	(11.29)	573,390	1.30	1.80	82.18
September 30, 2001	14.47	.26	(2.97)	(2.71)	(.19)	(2.63)	(2.82)	—	8.94	(22.41)	671,127	1.25	2.35	98.60

CLASS B
March 31, 2006**	$11.73	.04(d,g)	.92	.96	(.01)	—	(.01)	—(e)	$12.68	8.22*(g)	$347,288	.91*(d,g)	.34*(d,g)	40.97*
September 30, 2005	10.06	.06(d,f )	1.67	1.73	(.06)	—	(.06)	—(e)	11.73	17.22	315,199	2.00(d)	.59(d,f )	111.90
September 30, 2004	9.06	.04(d)	1.09	1.13	(.13)	—	(.13)	—(e)	10.06	12.55	261,591	2.07(d)	.37(d)	120.17
September 30, 2003	7.54	.06	1.62	1.68	(.16)	—	(.16)	—	9.06	22.57	236,650	2.10	.78	126.07
September 30, 2002	8.76	.10	(1.11)	(1.01)	(.21)	—	(.21)	—	7.54	(11.99)	205,744	2.05	1.05	82.18
September 30, 2001	14.21	.17	(2.92)	(2.75)	(.07)	(2.63)	(2.70)	—	8.76	(23.04)	297,887	2.00	1.60	98.60

CLASS C
March 31, 2006**	$11.57	.04(d,g)	.91	.95	(.02)	—	(.02)	—(e)	$12.50	8.26*(g)	$122,809	.91* (d,g)	.34*(d,g)	40.97*
September 30, 2005	9.92	.06(d,f )	1.64	1.70	(.05)	—	(.05)	—(e)	11.57	17.21	96,350	2.00(d)	.59(d,f )	111.90
September 30, 2004	8.93	.04(d)	1.08	1.12	(.13)	—	(.13)	—(e)	9.92	12.57	73,936	2.07(d)	.37(d)	120.17
September 30, 2003	7.44	.06	1.59	1.65	(.16)	—	(.16)	—	8.93	22.47	76,075	2.10	.78	126.07
September 30, 2002	8.64	.09	(1.07)	(.98)	(.22)	—	(.22)	—	7.44	(11.88)	67,431	2.05	1.05	82.18
September 30, 2001	14.08	.17	(2.89)	(2.72)	(.09)	(2.63)	(2.72)	—	8.64	(23.08)	95,848	2.00	1.60	98.60

CLASS M
March 31, 2006**	$11.77	.06(d,g)	.92	.98	(.04)	—	(.04)	—(e)	$12.71	8.36*(g)	$38,215	.79*(d,g)	.46*(d,g)	40.97*
September 30, 2005	10.09	.09(d,f )	1.67	1.76	(.08)	—	(.08)	—(e)	11.77	17.48	34,029	1.75(d)	.84(d,f )	111.90
September 30, 2004	9.07	.06(d)	1.11	1.17	(.15)	—	(.15)	—(e)	10.09	12.97	29,373	1.82(d)	.62(d)	120.17
September 30, 2003	7.56	.08	1.61	1.69	(.18)	—	(.18)	—	9.07	22.70	32,490	1.85	1.02	126.07
September 30, 2002	8.78	.12	(1.10)	(.98)	(.24)	—	(.24)	—	7.56	(11.65)	34,056	1.80	1.30	82.18
September 30, 2001	14.25	.20	(2.93)	(2.73)	(.11)	(2.63)	(2.74)	—	8.78	(22.84)	48,911	1.75	1.85	98.60

CLASS R
March 31, 2006**	$11.87	.07(d,g)	.93	1.00	(.09)	—	(.09)	—(e)	$12.78	8.45*(g)	$2,267	.66*(d,g)	.59*(d,g)	40.97*
September 30, 2005	10.21	.12(d,f )	1.68	1.80	(.14)	—	(.14)	—(e)	11.87	17.80	1,285	1.50(d)	1.10(d,f )	111.90
September 30, 2004	9.21	.09(d)	1.11	1.20	(.20)	—	(.20)	—(e)	10.21	13.15	32	1.57(d)	.87(d)	120.17
September 30, 2003†	8.08	.07	1.06	1.13	—	—	—	—	9.21	13.99*	1	1.11*	.89*	126.07

CLASS Y
March 31, 2006**	$12.08	.10(d,g)	.95	1.05	(.13)	—	(.13)	—(e)	$13.00	8.72*(g)	$158,661	.41*(d,g)	.83*(d,g)	40.97*
September 30, 2005	10.35	.18(d,f )	1.70	1.88	(.15)	—	(.15)	—(e)	12.08	18.35	301,901	1.00(d)	1.58(d,f )	111.90
September 30, 2004	9.30	.14(d)	1.13	1.27	(.22)	—	(.22)	—(e)	10.35	13.79	432,322	1.07(d)	1.37(d)	120.17
September 30, 2003	7.76	.15	1.65	1.80	(.26)	—	(.26)	—	9.30	23.70	420,617	1.10	1.79	126.07
September 30, 2002	9.01	.19	(1.12)	(.93)	(.32)	—	(.32)	—	7.76	(10.97)	416,532	1.05	2.05	82.18
September 30, 2001	14.58	.29	(3.01)	(2.72)	(.22)	(2.63)	(2.85)	—	9.01	(22.30)	465,661	1.00	2.61	98.60

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

148														149

Financial highlights (Continued)

* Not annualized.

** Unaudited.

† For the period January 21, 2003 (commencement of operations) to September 30, 2003.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Market Fund during the period. As a result of such limitation and waivers, the expenses of each class, as a percentage of its net assets, reflect a reduction of the following amounts (Notes 2 and 5):

	3/31/06	9/30/05	9/30/04

Class A	<0.01%	0.02%	<0.01%

Class B	<0.01	0.02	<0.01

Class C	<0.01	0.02	<0.01

Class M	<0.01	0.02	<0.01

Class R	<0.01	0.02	<0.01

Class Y	<0.01	0.02	<0.01

(e) Amount represents less than $0.01 per share.

(f) Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts (Note 6):

		Percentage
	Per share	of net assets

Class A	<$0.01	0.01%

Class B	<0.01	0.01

Class C	<0.01	0.01

Class M	<0.01	0.01

Class R	<0.01	0.01

Class Y	<0.01	0.01

(g) Reflects a non-recurring accrual related to a reimbursement to the fund from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agency services, in the following amounts (Note 6):

		Percentage
	Per share	of net assets

Class A	$0.01	0.07%

Class B	0.01	0.07

Class C	0.01	0.07

Class M	0.01	0.07

Class R	0.01	0.07

Class Y	0.01	0.07

(h) Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 3/31/06 (Unaudited)

Putnam Asset Allocation: Balanced Portfolio

ASSETS

Investment in securities, at value, including $71,451,990 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $1,663,327,231)	$1,851,536,025
Affiliated issuers (identified cost $224,967,254) (Note 5)	224,967,254

Cash	1,517,990

Foreign currency (cost $14,878,551) (Note 1)	14,680,256

Dividends, interest and other receivables	6,777,203

Receivable for shares of the fund sold	5,217,660

Receivable for securities sold	7,346,985

Receivable for sales of delayed delivery securities (Note 1)	65,428,537

Unrealized appreciation on swap contracts (Note 1)	5,987,629

Receivable for closed swap contracts (Note 1)	13,069

Receivable for open forward currency contracts (Note 1)	1,986,232

Receivable for closed forward currency contracts (Note 1)	972,654

Premium paid on swap contracts (Note 1)	81,419

Total assets	2,186,512,913

LIABILITIES

Payable for variation margin (Note 1)	582,688

Payable for securities purchased	7,050,788

Payable for purchases of delayed delivery securities (Note 1)	124,888,470

Payable for shares of the fund repurchased	27,174,182

Payable for compensation of Manager (Notes 2 and 5)	2,610,307

Payable for investor servicing and custodian fees (Note 2)	307,267

Payable for Trustee compensation and expenses (Note 2)	168,215

Payable for administrative services (Note 2)	2,779

Payable for distribution fees (Note 2)	1,118,761

Payable for open forward currency contracts (Note 1)	2,021,456

Payable for closed forward currency contracts (Note 1)	1,523,152

Written options outstanding, at value (premiums received $2,027,411) (Note 1)	2,000,500

Unrealized depreciation on swap contracts (Note 1)	29,095,422

TBA sale commitments, at value (proceeds receivable $65,325,340) (Note 1)	64,713,817

Collateral on securities loaned, at value (Note 1)	73,474,177

Other accrued expenses	249,386

Total liabilities	336,981,367

Net assets	$1,849,531,546

(Continued on next page)

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,871,689,374

Undistributed net investment income (Note 1)	6,444,692

Accumulated net realized loss on investments
and foreign currency transactions (Note 1)	(190,344,100)

Net unrealized appreciation of investments
and assets and liabilities in foreign currencies	161,741,580

Total — Representing net assets applicable to capital shares outstanding	$1,849,531,546

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($1,188,059,257 divided by 102,880,529 shares)	$11.55

Offering price per class A share
(100/94.75 of $11.55)*	$12.19

Net asset value and offering price per class B share
($336,691,575 divided by 29,361,946 shares)**	$11.47

Net asset value and offering price per class C share
($115,260,816 divided by 10,142,160 shares)**	$11.36

Net asset value and redemption price per class M share
($34,936,200 divided by 3,030,991 shares)	$11.53

Offering price per class M share
(100/96.75 of $11.53)*	$11.92

Net asset value, offering price and redemption price per class R share
($1,447,958 divided by 126,033 shares)	$11.49

Net asset value, offering price and redemption price per class Y share
($173,135,740 divided by 14,971,032 shares)	$11.56

*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

**  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/06 (Unaudited)

Putnam Asset Allocation: Balanced Portfolio

INVESTMENT INCOME

Interest (including interest income of $4,194,396
from investments in affiliated issuers) (Note 5)	$ 15,449,101

Dividends (net of foreign tax of $166,868)	10,806,511

Securities lending	267,826

Total investment income	26,523,438

EXPENSES

Compensation of Manager (Note 2)	5,465,873

Investor servicing fees (Note 2)	1,586,265

Custodian fees (Note 2)	354,508

Trustee compensation and expenses (Note 2)	40,409

Administrative services (Note 2)	24,546

Distribution fees — Class A (Note 2)	1,397,610

Distribution fees — Class B (Note 2)	1,684,903

Distribution fees — Class C (Note 2)	532,432

Distribution fees — Class M (Note 2)	125,541

Distribution fees — Class R (Note 2)	3,475

Other	310,125

Non-recurring costs (Notes 2 and 6)	8,902

Costs assumed by Manager (Notes 2 and 6)	(8,902)

Fees waived and reimbursed by Manager or affiliate (Notes 5 and 6)	(1,631,623)

Total expenses	9,894,064

Expense reduction (Note 2)	(234,679)

Net expenses	9,659,385

Net investment income	16,864,053

Net realized gain on investments (Notes 1 and 3)	35,002,812

Net realized loss on swap contracts (Note 1)	(1,518,512)

Net realized loss on futures contracts (Note 1)	(3,633,832)

Net realized loss on foreign currency transactions (Note 1)	(377,898)

Net realized gain on written options (Notes 1 and 3)	35,947

Net unrealized depreciation of assets and liabilities
in foreign currencies during the period	(1,302,001)

Net unrealized appreciation of investments, futures contracts, swap contracts,
written options and TBA sale commitments during the period	60,551,169

Net gain on investments	88,757,685

Net increase in net assets resulting from operations	$105,621,738

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Asset Allocation: Balanced Portfolio

INCREASE (DECREASE) IN NET ASSETS

	Six months ended	Year ended
	3/31/06*	9/30/05

Operations:
Net investment income	$ 16,864,053	$ 29,938,995

Net realized gain on investments
and foreign currency transactions	29,508,517	131,244,503

Net unrealized appreciation of investments
and assets and liabilities in foreign currencies	59,249,168	55,833,154

Net increase in net assets resulting from operations	105,621,738	217,016,652

Distributions to shareholders: (Note 1)

From net investment income

Class A	(14,508,981)	(12,126,628)

Class B	(3,132,270)	(1,553,424)

Class C	(1,010,106)	(461,547)

Class M	(353,926)	(224,895)

Class R	(15,740)	(7,093)

Class Y	(2,404,314)	(5,889,099)

Redemption fees (Note 1)	3,129	10,714

Decrease from capital share transactions (Note 4)	(142,892,635)	(81,392,266)

Total increase (decrease) in net assets	(58,693,105)	115,372,414

NET ASSETS
Beginning of period	1,908,224,651	1,792,852,237

End of period (including undistributed net investment
income of $6,444,692 and $11,005,976, respectively)	$1,849,531,546	$1,908,224,651
* Unaudited

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights		(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)	net assets (%)	(%)(h)

CLASS A
March 31, 2006**	$11.04	.11(d,g)	.55	.66	(.15)	—	(.15)	—(e)	$11.55	5.98*(g)	$1,188,059	.46*(d,g)	.99*(d,g)	43.06*
September 30, 2005	9.94	.18(d,f)	1.05	1.23	(.13)	—	(.13)	—(e)	11.04	12.40	1,077,903	1.12(d)	1.72(d,f )	144.41
September 30, 2004	9.26	.13(d)	.79	.92	(.24)	—	(.24)	—(e)	9.94	10.05	911,128	1.21(d)	1.36(d)	159.30
September 30, 2003	8.10	.14	1.25	1.39	(.23)	—	(.23)	—	9.26	17.40	1,156,736	1.20	1.62	145.04
September 30, 2002	9.20	.18	(.98)	(.80)	(.30)	—	(.30)	—	8.10	(9.20)	1,073,716	1.15	1.96	108.47
September 30, 2001	12.99	.26	(2.23)	(1.97)	(.38)	(1.44)	(1.82)	—	9.20	(17.11)	1,237,229	1.11	2.39	131.05

CLASS B
March 31, 2006**	$10.96	.07(d,g)	.54	.61	(.10)	—	(.10)	—(e)	$11.47	5.63*(g)	$336,692	.83*(d,g)	.62*(d,g)	43.06*
September 30, 2005	9.87	.10(d,f)	1.04	1.14	(.05)	—	(.05)	—(e)	10.96	11.54	340,442	1.87(d)	.97(d,f )	144.41
September 30, 2004	9.20	.06(d)	.78	.84	(.17)	—	(.17)	—(e)	9.87	9.20	327,229	1.96(d)	.61(d)	159.30
September 30, 2003	8.05	.08	1.23	1.31	(.16)	—	(.16)	—	9.20	16.52	310,616	1.95	.87	145.04
September 30, 2002	9.14	.11	(.98)	(.87)	(.22)	—	(.22)	—	8.05	(9.86)	268,219	1.90	1.21	108.47
September 30, 2001	12.92	.18	(2.23)	(2.05)	(.29)	(1.44)	(1.73)	—	9.14	(17.78)	381,633	1.86	1.64	131.05

CLASS C
March 31, 2006**	$10.87	.07(d,g)	.53	.60	(.11)	—	(.11)	—(e)	$11.36	5.51*(g)	$115,261	.83*(d,g)	.62*(d,g)	43.06*
September 30, 2005	9.79	.10(d,f )	1.03	1.13	(.05)	—	(.05)	—(e)	10.87	11.58	101,610	1.87(d)	.97(d,f )	144.41
September 30, 2004	9.13	.06(d)	.77	.83	(.17)	—	(.17)	—(e)	9.79	9.15	83,403	1.96(d)	.61(d)	159.30
September 30, 2003	7.99	.07	1.23	1.30	(.16)	—	(.16)	—	9.13	16.52	87,992	1.95	.87	145.04
September 30, 2002	9.08	.11	(.97)	(.86)	(.23)	—	(.23)	—	7.99	(9.90)	87,252	1.90	1.21	108.47
September 30, 2001	12.83	.17	(2.19)	(2.02)	(.29)	(1.44)	(1.73)	—	9.08	(17.65)	119,926	1.86	1.64	131.05

CLASS M
March 31, 2006**	$11.02	.08(d,g)	.55	.63	(.12)	—	(.12)	—(e)	$11.53	5.73*(g)	$34,936	.71*(d,g)	.74*(d,g)	43.06*
September 30, 2005	9.92	.13(d,f )	1.05	1.18	(.08)	—	(.08)	—(e)	11.02	11.87	32,605	1.62(d)	1.22(d,f )	144.41
September 30, 2004	9.24	.08(d)	.79	.87	(.19)	—	(.19)	—(e)	9.92	9.49	31,184	1.71(d)	.86(d)	159.30
September 30, 2003	8.08	.09	1.25	1.34	(.18)	—	(.18)	—	9.24	16.85	39,902	1.70	1.11	145.04
September 30, 2002	9.18	.14	(.99)	(.85)	(.25)	—	(.25)	—	8.08	(9.68)	42,753	1.65	1.46	108.47
September 30, 2001	12.97	.20	(2.23)	(2.03)	(.32)	(1.44)	(1.76)	—	9.18	(17.57)	55,313	1.61	1.89	131.05

CLASS R
March 31, 2006**	$10.99	.10(d,g)	.53	.63	(.13)	—	(.13)	—(e)	$11.49	5.78*(g)	$1,448	.58*(d,g)	.87*(d,g)	43.06*
September 30, 2005	9.91	.16(d,f )	1.03	1.19	(.11)	—	(.11)	—(e)	10.99	12.06	1,210	1.37(d)	1.49(d,f )	144.41
September 30, 2004	9.25	.12(d)	.77	.89	(.23)	—	(.23)	—(e)	9.91	9.73	44	1.46(d)	1.11(d)	159.30
September 30, 2003†	8.50	.08	.76	.84	(.09)	—	(.09)	—	9.25	10.00*	1	1.00*	.95*	145.04

CLASS Y
March 31, 2006**	$11.06	.12(d,g)	.54	.66	(.16)	—	(.16)	—(e)	$11.56	6.01*(g)	$173,136	.33*(d,g)	1.13*(d,g)	43.06*
September 30, 2005	9.95	.21(d,f )	1.06	1.27	(.16)	—	(.16)	—(e)	11.06	12.77	354,455	.87(d)	1.97(d,f )	144.41
September 30, 2004	9.27	.16(d)	.79	.95	(.27)	—	(.27)	—(e)	9.95	10.32	439,865	.96(d)	1.61(d)	159.30
September 30, 2003	8.11	.16	1.25	1.41	(.25)	—	(.25)	—	9.27	17.67	564,799.95		1.87	145.04
September 30, 2002	9.21	.21	(.99)	(.78)	(.32)	—	(.32)	—	8.11	(8.96)	641,329.90		2.21	108.47
September 30, 2001	13.00	.29	(2.24)	(1.95)	(.40)	(1.44)	(1.84)	—	9.21	(16.89)	655,163.86		2.64	131.05

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

156														157

Financial highlights (Continued)

* Not annualized.

** Unaudited.

† For the period January 21, 2003 (commencement of operations) to September 30, 2003.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects waivers of certain fund expenses in connection with investments in Putnam Prime Market Fund during the period. As a result of such waivers, the expenses of each class, as a percentage of its net assets, reflect a reduction of the following amounts (Note 5):

	3/31/06	9/30/05	9/30/04

Class A	0.01%	0.02%	<0.01%

Class B	0.01	0.02	<0.01

Class C	0.01	0.02	<0.01

Class M	0.01	0.02	<0.01

Class R	0.01	0.02	<0.01

Class Y	0.01	0.02	<0.01

(e) Amount represents less than $0.01 per share.

(f) Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts (Note 6):

		Percentage
	Per share	of net assets

Class A	<$0.01	0.01%

Class B	<0.01	0.01

Class C	<0.01	0.01

Class M	<0.01	0.01

Class R	<0.01	0.01

Class Y	<0.01	0.01

(g) Reflects a non-recurring accrual related to a reimbursement to the fund from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agency services, in the following amounts (Note 6):

		Percentage
	Per share	of net assets

Class A	$0.01	0.08%

Class B	0.01	0.08

Class C	0.01	0.08

Class M	0.01	0.08

Class R	0.01	0.08

Class Y	0.01	0.08

(h) Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 3/31/06 (Unaudited)

Putnam Asset Allocation: Conservative Portfolio

ASSETS

Investment in securities, at value, including $17,864,116 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $804,020,020)	$ 857,667,056
Affiliated issuers (identified cost $216,475,190) (Note 5)	216,475,190

Cash	1,457,010

Foreign currency (cost $6,619,573) (Note 1)	6,492,531

Dividends, interest and other receivables	4,139,717

Receivable for shares of the fund sold	1,851,124

Receivable for securities sold	6,415,499

Receivable for sales of delayed delivery securities (Note 1)	71,055,516

Unrealized appreciation on swap contracts (Note 1)	5,935,286

Receivable for open forward currency contracts (Note 1)	549,656

Receivable for closed forward currency contracts (Note 1)	227,459

Premium paid on swap contracts (Note 1)	67,050

Total assets	1,172,333,094

LIABILITIES
Payable for variation margin (Note 1)	233,046

Payable for securities purchased	3,856,307

Payable for purchases of delayed delivery securities (Note 1)	135,268,638

Payable for shares of the fund repurchased	5,777,780

Payable for compensation of Manager (Notes 2 and 5)	1,423,825

Payable for investor servicing and custodian fees (Note 2)	181,787

Payable for Trustee compensation and expenses (Note 2)	79,212

Payable for administrative services (Note 2)	2,002

Payable for distribution fees (Note 2)	376,769

Payable for open forward currency contracts (Note 1)	584,030

Payable for closed forward currency contracts (Note 1)	389,658

Written options outstanding, at value (premiums received $1,764,729) (Note 1)	1,741,785

Unrealized depreciation on swap contracts (Note 1)	9,322,123

TBA sale commitments, at value (proceeds receivable $70,943,387) (Note 1)	70,281,444

Collateral on securities loaned, at value (Note 1)	18,393,157

Other accrued expenses	115,405

Total liabilities	248,026,968

Net assets	$ 924,306,126

(Continued on next page)

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$943,532,344

Undistributed net investment income (Note 1)	4,309,858

Accumulated net realized loss on investments
and foreign currency transactions (Note 1)	(72,403,732)

Net unrealized appreciation of investments
and assets and liabilities in foreign currencies	48,867,656

Total — Representing net assets applicable to capital shares outstanding	$924,306,126

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($400,030,450 divided by 42,440,247 shares)	$9.43

Offering price per class A share
(100/94.75 of $9.43)*	$9.95

Net asset value and offering price per class B share
($99,869,307 divided by 10,691,381 shares)**	$9.34

Net asset value and offering price per class C share
($44,148,767 divided by 4,731,681 shares)**	$9.33

Net asset value and redemption price per class M share
($12,079,742 divided by 1,293,000 shares)	$9.34

Offering price per class M share
(100/96.75 of $9.34)*	$9.65

Net asset value, offering price and redemption price per class R share
($496,767 divided by 52,321 shares)	$9.49

Net asset value, offering price and redemption price per class Y share
($367,681,093 divided by 39,080,731 shares)	$9.41

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/06 (Unaudited)

Putnam Asset Allocation: Conservative Portfolio

INVESTMENT INCOME

Interest (including interest income of $4,121,573
from investments in affiliated issuers) (Note 5)	$14,707,781

Dividends (net of foreign tax of $45,184)	3,018,449

Securities lending	69,503

Total investment income	17,795,733

EXPENSES

Compensation of Manager (Note 2)	2,987,341

Investor servicing fees (Note 2)	848,393

Custodian fees (Note 2)	215,617

Trustee compensation and expenses (Note 2)	25,254

Administrative services (Note 2)	17,497

Distribution fees — Class A (Note 2)	485,344

Distribution fees — Class B (Note 2)	523,985

Distribution fees — Class C (Note 2)	204,962

Distribution fees — Class M (Note 2)	45,295

Distribution fees — Class R (Note 2)	1,125

Other	133,813

Non-recurring costs (Notes 2 and 6)	4,478

Costs assumed by Manager (Notes 2 and 6)	(4,478)

Fee waived and reimbursed by Manager or affiliate (Notes 5 and 6)	(1,029,202)

Total expenses	4,459,424

Expense reduction (Note 2)	(115,450)

Net expenses	4,343,974

Net investment income	13,451,759

Net realized gain on investments (Notes 1 and 3)	2,198,174

Net realized gain on swap contracts (Note 1)	934,329

Net realized loss on futures contracts (Note 1)	(839,915)

Net realized gain on foreign currency transactions (Note 1)	187,702

Net unrealized depreciation of assets and liabilities
in foreign currencies during the period	(530,249)

Net unrealized appreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the period	14,156,208

Net gain on investments	16,106,249

Net increase in net assets resulting from operations	$29,558,008

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Asset Allocation: Conservative Portfolio

INCREASE IN NET ASSETS

	Six months ended	Year ended
	3/31/06*	9/30/05

Operations:
Net investment income	$ 13,451,759	$ 19,925,248

Net realized gain on investments
and foreign currency transactions	2,480,290	31,674,188

Net unrealized appreciation of investments
and assets and liabilities in foreign currencies	13,625,959	14,324,376

Net increase in net assets resulting from operations	29,558,008	65,923,812

Distributions to shareholders: (Note 1)

From net investment income

Class A	(8,539,998)	(10,513,251)

Class B	(1,958,842)	(1,742,362)

Class C	(762,342)	(552,460)

Class M	(233,958)	(221,275)

Class R	(9,321)	(4,600)

Class Y	(8,414,240)	(6,226,155)

Redemption fees (Note 1)	468	7,675

Increase (decrease) from capital share transactions (Note 4)	(3,380,328)	22,162,499

Total increase in net assets	6,259,447	68,833,883

NET ASSETS

Beginning of period	918,046,679	849,212,796

End of period (including undistributed net investment
income of $4,309,858 and $10,776,800, respectively)	$924,306,126	$918,046,679
* Unaudited

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights		(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)	net assets (%)	(%)(h)

CLASS A
March 31, 2006**	$9.33	.14(d,g)	.17	.31	(.21)	—	(.21)	—(e)	$9.43	3.33*(g)	$400,030	.47*(d,g)	1.48*(d,g)	73.47*
September 30, 2005	8.84	.21(d,f )	.48	.69	(.20)	—	(.20)	—(e)	9.33	7.92	378,616	1.20(d)	2.28(d,f )	209.05
September 30, 2004	8.65	.15(d)	.37	.52	(.33)	—	(.33)	—(e)	8.84	6.11	590,441	1.39(d)	1.66(d)	258.72
September 30, 2003	7.94	.21	.93	1.14	(.43)	—	(.43)	—	8.65	14.88	680,678	1.39	2.55	200.28
September 30, 2002	8.71	.34	(.57)	(.23)	(.54)	—	(.54)	—	7.94	(2.97)	558,847	1.33	3.99	144.07
September 30, 2001	10.45	.49	(.95)	(.46)	(.62)	(.66)	(1.28)	—	8.71	(4.84)	578,416	1.29	5.13	180.29

CLASS B
March 31, 2006**	$9.25	.10(d,g)	.16	.26	(.17)	—	(.17)	—(e)	$9.34	2.87*(g)	$99,869	.85*(d,g)	1.11*(d,g)	73.47*
September 30, 2005	8.78	.14(d,f )	.47	.61	(.14)	—	(.14)	—(e)	9.25	6.94	109,941	1.95(d)	1.56(d,f )	209.05
September 30, 2004	8.60	.08(d)	.37	.45	(.27)	—	(.27)	—(e)	8.78	5.23	120,168	2.14(d)	.92(d)	258.72
September 30, 2003	7.89	.15	.93	1.08	(.37)	—	(.37)	—	8.60	14.14	127,586	2.14	1.80	200.28
September 30, 2002	8.68	.28	(.59)	(.31)	(.48)	—	(.48)	—	7.89	(3.94)	109,186	2.08	3.26	144.07
September 30, 2001	10.42	.41	(.94)	(.53)	(.55)	(.66)	(1.21)	—	8.68	(5.60)	129,598	2.04	4.41	180.29

CLASS C
March 31, 2006**	$9.24	.10(d,g)	.16	.26	(.17)	—	(.17)	—(e)	$9.33	2.89*(g)	$44,149	.85*(d,g)	1.11*(d,g)	73.47*
September 30, 2005	8.76	.14(d,f )	.48	.62	(.14)	—	(.14)	—(e)	9.24	7.08	38,901	1.95(d)	1.56(d,f)	209.05
September 30, 2004	8.58	.08(d)	.37	.45	(.27)	—	(.27)	—(e)	8.76	5.24	35,850	2.14(d)	.92(d)	258.72
September 30, 2003	7.88	.15	.92	1.07	(.37)	—	(.37)	—	8.58	13.99	38,868	2.14	1.81	200.28
September 30, 2002	8.66	.28	(.58)	(.30)	(.48)	—	(.48)	—	7.88	(3.84)	36,330	2.08	3.26	144.07
September 30, 2001	10.39	.41	(.93)	(.52)	(.55)	(.66)	(1.21)	—	8.66	(5.51)	41,854	2.04	4.41	180.29

CLASS M
March 31, 2006**	$9.25	.11(d,g)	.16	.27	(.18)	—	(.18)	—(e)	$9.34	2.98*(g)	$12,080	.72*(d,g)	1.23*(d,g)	73.47*
September 30, 2005	8.77	.16(d,f )	.48	.64	(.16)	—	(.16)	—(e)	9.25	7.32	12,913	1.70(d)	1.81(d,f )	209.05
September 30, 2004	8.59	.10(d)	.37	.47	(.29)	—	(.29)	—(e)	8.77	5.51	12,728	1.89(d)	1.17(d)	258.72
September 30, 2003	7.90	.16	.92	1.08	(.39)	—	(.39)	—	8.59	14.10	16,114	1.89	2.09	200.28
September 30, 2002	8.68	.30	(.58)	(.28)	(.50)	—	(.50)	—	7.90	(3.59)	19,109	1.83	3.50	144.07
September 30, 2001	10.42	.44	(.95)	(.51)	(.57)	(.66)	(1.23)	—	8.68	(5.34)	21,265	1.79	4.66	180.29

CLASS R
March 31, 2006**	$9.38	.13(d,g)	.17	.30	(.19)	—	(.19)	—(e)	$9.49	3.29*(g)	$497	.60*(d,g)	1.35*(d,g)	73.47*
September 30, 2005	8.86	.19(d,f )	.51	.70	(.18)	—	(.18)	—(e)	9.38	7.98	428	1.45(d)	2.10(d,f )	209.05
September 30, 2004	8.65	.13(d)	.39	.52	(.31)	—	(.31)	—(e)	8.86	6.10	102	1.64(d)	1.41(d)	258.72
September 30, 2003†	8.01	.13	.66	.79	(.15)	—	(.15)	—	8.65	9.91*	1	1.13*	1.60*	200.28

CLASS Y
March 31, 2006**	$9.31	.15(d,g)	.17	.32	(.22)	—	(.22)	—(e)	$9.41	3.47*(g)	$367,681	.35*(d,g)	1.61*(d,g)	73.47*
September 30, 2005	8.83	.24(d,f )	.47	.71	(.23)	—	(.23)	—(e)	9.31	8.11	377,247	.95(d)	2.62(d,f )	209.05
September 30, 2004	8.64	.17(d)	.38	.55	(.36)	—	(.36)	—(e)	8.83	6.40	89,925	1.14(d)	1.87(d)	258.72
September 30, 2003	7.94	.23	.92	1.15	(.45)	—	(.45)	—	8.64	15.08	169,684	1.14	2.83	200.28
September 30, 2002	8.73	.37	(.59)	(.22)	(.57)	—	(.57)	—	7.94	(2.93)	189,105	1.08	4.25	144.07
September 30, 2001	10.47	.51	(.95)	(.44)	(.64)	(.66)	(1.30)	—	8.73	(4.59)	213,026	1.04	5.41	180.29

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

164														165

Financial highlights (Continued)

* Not annualized.

** Unaudited.

† For the period January 21, 2003 (commencement of operations) to September 30, 2003.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Market Fund during the period. As a result of such limitation and waivers, the expenses of each class, as a percentage of its net assets, reflect a reduction of the following amounts (Notes 2 and 5):

	3/31/06	9/30/05	9/30/04

Class A	0.01%	0.08%	0.01%

Class B	0.01	0.08	0.01

Class C	0.01	0.08	0.01

Class M	0.01	0.08	0.01

Class R	0.01	0.08	0.01

Class Y	0.01	0.08	0.01

(e) Amount represents less than $0.01 per share.

(f) Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts (Note 6):

Percentage
	Per share	of net assets

Class A	<$0.01	<0.01%

Class B	<0.01	<0.01

Class C	<0.01	<0.01

Class M	<0.01	<0.01

Class R	<0.01	<0.01

Class Y	<0.01	<0.01

(g) Reflects a non-recurring accrual related to a reimbursement to the fund from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agency services, in the following amounts (Note 6):

		Percentage
	Per share	of net assets

Class A	$0.01	0.10%

Class B	0.01	0.10

Class C	0.01	0.10

Class M	0.01	0.10

Class R	0.01	0.10

Class Y	0.01	0.10

(h) Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 3/31/06 (Unaudited)

Note 1: Significant accounting policies

Putnam Asset Allocation Funds (the “trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which consists of a series of investment portfolios (the “funds”), each of which is represented by a separate series of shares of beneficial interest. The trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively.

The funds each offer class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.25% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee-benefit plans, are sold without a front-end sales charge or a contingent deferred sales charge. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

A 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the funds enter into contracts that may include agreements to indemnify another party under given circumstances. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the funds. However, the funds expect the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the funds’ manager, an indirect wholly-owned subsidiary of Putnam, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the funds will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the funds to a significant extent. At March 31, 2006, fair value pricing was used for certain foreign securities in the portfolios. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission, each fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of high-grade, short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the funds and the coun-terparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Stripped mortgage-backed securities Each fund may invest in stripped mortgage-backed securities, which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

The funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

G) Forward currency contracts Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the funds’ portfolios.

H) Futures and options contracts Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. Each fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the funds’ portfolios.

I) Total return swap contracts Each fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the funds’ portfolios.

J) Interest rate swap contracts Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the funds’ portfolios.

K) Credit default contracts Each fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the funds’ portfolios.

L) TBA purchase commitments Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although each fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the funds’ portfolios.

N) Dollar rolls To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Security lending Each fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2006, the value of securities loaned amounted to $46,973,589, $71,451,990 and $17,864,116 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively). The funds received cash collateral of $48,330,783, $73,474,177 and $18,393,157 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively), which is pooled with collateral of other Putnam funds into 30 issues of high-grade, short-term investments.

P) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the “Code”) applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 2005, the funds had capital loss carryovers of $210,068,435, $217,454,264 and $75,174,515 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Growth Portfolio

Loss Carryover	Expiration

$ 12,776,970	September 30, 2010

197,291,465	September 30, 2011

Balanced Portfolio

Loss Carryover	Expiration

$217,454,264	September 30, 2011

Conservative Portfolio

Loss Carryover	Expiration

$ 75,174,515	September 30, 2011

The tax basis components of the federal tax cost as of period end were as follows:

	Cost	Appreciation

Growth Portfolio	$1,482,013,802	$251,210,250

Balanced Portfolio	1,892,875,672	245,357,747

Conservative
Portfolio	1,021,609,906	72,364,232

		Net
	Depreciation	Appreciation

Growth Portfolio	$ 48,787,914	$202,422,336

Balanced Portfolio	61,730,140	183,627,607

Conservative
Portfolio	19,831,892	52,532,340

Q) Distributions to shareholders Distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the funds’ fiscal year. Reclassifications are made to the funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

R) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of each fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of each fund through September 30, 2006, to the extent necessary to ensure that each fund’s expenses do not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the funds. The expense reimbursement is based on a comparison of each fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses.  For the period ended March 31, 2006, Putnam Management did not waive any of its management fee from the funds.

For the period ended March 31, 2006, Putnam Management has assumed $7,311, $8,902 and $4,478 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) of legal, shareholder servicing and communication, audit and Trustee fees incurred by the funds in connection with certain legal and regulatory matters (including those described in Note 6).

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the funds and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the funds’ assets are provided by Putnam Fiduciary Trust Company (“PFTC”), a subsidiary of Putnam, LLC. PFTC receives fees for custody services based on each fund’s asset level, the number of its security holdings and transaction volumes. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the funds. Putnam Investor Services receives fees for investor servicing based on the number of shareholder accounts in each fund and the level of defined contribution plan assets in each fund. During the period ended March 31, 2006, the funds incurred $2,313,674, $1,940,773 and $1,064,010 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) for these services.

The funds have entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the funds’ expenses. The funds also reduced expenses through brokerage service arrangements. For the six months ended March 31, 2006, the funds’ expenses were reduced by

$404,766, $234,679 and $115,450 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) under these arrangements.

Each independent Trustee of the funds receives an annual Trustee fee, of which $512, $570 and $411 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively), as a quarterly retainer, has been allocated to the funds, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings, industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. George Putnam, III, who is not an independent Trustee, also receives the foregoing fees for his services as Trustee.

The funds have adopted a Trustee Fee Deferral Plan (the “Deferral Plan”), which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The funds have adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the funds who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. Pension expense for the funds is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Each fund has adopted distribution plans (the “Plans”) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by each fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended March 31, 2006, Putnam Retail Management, acting as underwriter, received the following:

	Class A	Class M
	Net	Net
	Commissions	Commissions

Growth Portfolio	$166,960	$2,073

Balanced Portfolio	175,858	2,113

Conservative Portfolio	46,018	1,015

	Class B	Class C
	Contingent	Contingent
	Deferred	Deferred
	Sales Charge	Sales Charge

Growth Portfolio	$166,702	$4,902

Balanced Portfolio	214,593	5,528

Conservative Portfolio	75,142	5,013

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended March 31, 2006, Putnam Retail Management, acting as underwriter, received the following:

	Class A	Class M
	Deferred	Deferred
	Sales Charge	Sales Charge

Growth Portfolio	$ 23	$—

Balanced Portfolio	1,671	—

Conservative Portfolio	289	—

Note 3: Purchases and sales of securities

During the six months ended March 31, 2006, cost of purchases and proceeds from sales of investment securities other than short-term investments were as follows:

U.S. Government Securities

	Purchases	Sales

Growth Portfolio	$387,279	$387,241

Balanced Portfolio	—	—

Conservative
Portfolio	—	—

Other Securities

	Purchases	Sales

Growth Portfolio	$576,871,798	$635,616,501

Balanced Portfolio	696,222,879	861,107,175

Conservative
Portfolio	492,018,519	541,642,021

Written option transactions during the period ended March 31, 2006, are summarized as follows:

	Contract	Premiums
Growth Portfolio	Amounts	Received

Written options
outstanding at
beginning of period	6,860,000	$ 265,311

Options opened	4,115,311	175,209
Options exercised	(8,232)	(9,902)
Options expired	(43,079)	(24,592)
Options closed	—	—

Written options
outstanding at
end of period	10,924,000	$406,026

	Contract	Premiums
Balanced Portfolio	Amounts	Received

Written options
outstanding at
beginning of period	39,690,760	$1,533,707

Options opened	14,610,454	540,489
Options exercised	(9,010)	(10,838)
Options expired	(352,515)	(35,947)
Options closed	—	—

Written options
outstanding at
end of period	53,939,689	$2,027,411

	Contract	Premiums
Conservative Portfolio Amounts		Received

Written options
outstanding at
beginning of period	31,760,000	$1,228,318

Options opened	15,492,000	536,411
Options exercised	—	—
Options expired	—	—
Options closed	—	—

Written options
outstanding at
end of period	47,252,000	$1,764,729

Note 4: Capital shares

At March 31, 2006, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

Growth Portfolio

CLASS A	Shares	Amount

Six months ended 3/31/06:
Shares sold	17,547,032	$ 216,651,451

Shares issued
in connection
with reinvestment
of distributions	536,557	6,513,801

Shares
repurchased	(10,203,448)	(126,097,394)

Net increase	7,880,141	$ 97,067,858

Year ended 9/30/05:
Shares sold	29,378,259	$ 329,523,089

Shares issued
in connection
with reinvestment
of distributions	624,622	6,733,429

Shares
repurchased	(18,537,434)	(207,525,565)

Net increase	11,465,447	$ 128,730,953

CLASS B	Shares	Amount

Six months ended 3/31/06:
Shares sold	4,936,941	$ 59,916,379

Shares issued
in connection
with reinvestment
of distributions	28,070	335,719

Shares
repurchased	(4,448,067)	(53,813,643)

Net increase	516,944	$ 6,438,455

Year ended 9/30/05:
Shares sold	9,174,709	$100,780,084

Shares issued
in connection
with reinvestment
of distributions	135,593	1,439,997

Shares
repurchased	(8,437,635)	(93,216,094)

Net increase	872,667	$ 9,003,987

CLASS C	Shares	Amount

Six months ended 3/31/06:
Shares sold	2,059,467	$ 24,647,732

Shares issued
in connection
with reinvestment
of distributions	15,549	183,326

Shares
repurchased	(574,459)	(6,824,598)

Net increase	1,500,557	$ 18,006,460

Year ended 9/30/05:
Shares sold	2,386,654	$ 25,982,785

Shares issued
in connection
with reinvestment
of distributions	33,418	350,218

Shares
repurchased	(1,544,697)	(16,663,990)

Net increase	875,375	$ 9,669,013

CLASS M	Shares	Amount

Six months ended 3/31/06:
Shares sold	405,560	$ 4,918,792

Shares issued
in connection
with reinvestment
of distributions	9,918	118,820

Shares
repurchased	(299,761)	(3,638,689)

Net increase	115,717	$ 1,398,923

Year ended 9/30/05:
Shares sold	736,368	$ 8,062,121

Shares issued
in connection
with reinvestment
of distributions	20,890	222,266

Shares
repurchased	(777,590)	(8,567,787)

Net decrease	(20,332)	$ (283,400)

CLASS R	Shares	Amount

Six months ended 3/31/06:
Shares sold	84,989	$1,031,131

Shares issued
in connection
with reinvestment
of distributions	902	10,862

Shares
repurchased	(16,825)	(197,684)

Net increase	69,066	$ 844,309

Year ended 9/30/05:
Shares sold	144,883	$1,610,018

Shares issued
in connection
with reinvestment
of distributions	171	1,829

Shares
repurchased	(39,921)	(461,613)

Net increase	105,133	$1,150,234

CLASS Y	Shares	Amount

Six months ended 3/31/06:
Shares sold	2,306,050	$ 28,535,525

Shares issued
in connection
with reinvestment
of distributions	121,664	1,487,948

Shares
repurchased	(15,221,363)	(188,537,982)

Net decrease	(12,793,649)	$(158,514,509)

Year ended 9/30/05:
Shares sold	6,677,105	$ 75,087,442

Shares issued
in connection
with reinvestment
of distributions	575,684	6,246,177

Shares
repurchased	(24,040,983)	(268,546,580)

Net decrease	(16,788,194)	$(187,212,961)

Balanced Portfolio

CLASS A	Shares	Amount

Six months ended 3/31/06:
Shares sold	19,440,519	$ 218,956,774

Shares issued
in connection
with reinvestment
of distributions	1,236,746	13,857,508

Shares
repurchased	(15,414,251)	(173,754,221)

Net increase	5,263,014	$59,060,061

Year ended 9/30/05:
Shares sold	35,264,759	$ 374,197,272

Shares issued
in connection
with reinvestment
of distributions	1,074,127	11,539,776

Shares
repurchased	(30,362,276)	(322,386,443)

Net increase	5,976,610	$63,350,605

CLASS B	Shares	Amount

Six months ended 3/31/06:
Shares sold	3,915,277	$43,568,436

Shares issued
in connection
with reinvestment
of distributions	264,001	2,932,769

Shares
repurchased	(5,868,319)	(65,409,936)

Net decrease	(1,689,041)	$ (18,908,731)

Year ended 9/30/05:
Shares sold	8,915,288	$93,886,665

Shares issued
in connection
with reinvestment
of distributions	136,927	1,358,202

Shares
repurchased	(11,148,043)	(117,659,926)

Net decrease	(2,095,828)	$ (22,415,059)

CLASS C	Shares	Amount

Six months ended 3/31/06:
Shares sold	1,657,468	$ 18,357,207

Shares issued
in connection
with reinvestment
of distributions	79,854	879,687

Shares
repurchased	(942,505)	(10,404,372)

Net increase	794,817	$ 8,832,522

Year ended 9/30/05:
Shares sold	2,839,609	$ 29,723,482

Shares issued
in connection
with reinvestment
of distributions	38,485	406,789

Shares
repurchased	(2,046,948)	(21,357,920)

Net increase	831,146	$ 8,772,351

CLASS M	Shares	Amount

Six months ended 3/31/06:
Shares sold	397,799	$ 4,468,384

Shares issued
in connection
with reinvestment
of distributions	30,169	337,303

Shares
repurchased	(355,122)	(3,992,920)

Net increase	72,846	$ 812,767

Year ended 9/30/05:
Shares sold	691,023	$ 7,299,010

Shares issued
in connection
with reinvestment
of distributions	20,438	219,084

Shares
repurchased	(895,308)	(9,481,236)

Net decrease	(183,847)	$(1,963,142)

CLASS R	Shares	Amount

Six months ended 3/31/06:
Shares sold	48,160	$539,788

Shares issued
in connection
with reinvestment
of distributions	1,412	15,740

Shares
repurchased	(33,692)	(378,073)

Net increase	15,880	$177,455

Year ended 9/30/05:
Shares sold	128,611	$1,352,226

Shares issued
in connection
with reinvestment
of distributions	655	7,093

Shares
repurchased	(23,537)	(249,554)

Net increase	105,729	$1,109,765

CLASS Y	Shares	Amount

Six months ended 3/31/06:
Shares sold	3,324,747	$ 37,463,678

Shares issued
in connection
with reinvestment
of distributions	214,071	2,404,314

Shares
repurchased	(20,622,949)	(232,734,701)

Net decrease	(17,084,131)	$(192,866,709)

Year ended 9/30/05:
Shares sold	8,109,589	$ 86,387,008

Shares issued
in connection
with reinvestment
of distributions	548,888	5,889,099

Shares
repurchased	(20,800,093)	(222,522,893)

Net decrease	(12,141,616)	$(130,246,786)

Conservative Portfolio

CLASS A	Shares	Amount

Six months ended 3/31/06:
Shares sold	7,149,772	$ 66,806,111

Shares issued
in connection
with reinvestment
of distributions	885,342	8,221,906

Shares
repurchased	(6,177,946)	(57,779,114)

Net increase	1,857,168	$ 17,248,903

Year ended 9/30/05:
Shares sold	16,125,066	$ 147,395,094

Shares issued
in connection
with reinvestment
of distributions	1,120,174	10,225,525

Shares
repurchased	(43,423,690)	(398,601,132)

Net decrease	(26,178,450)	$(240,980,513)

CLASS B	Shares	Amount

Six months ended 3/31/06:
Shares sold	1,002,760	$ 9,281,176

Shares issued
in connection
with reinvestment
of distributions	191,934	1,766,464

Shares
repurchased	(2,385,599)	(22,093,325)

Net decrease	(1,190,905)	$(11,045,685)

Year ended 9/30/05:
Shares sold	2,636,078	$ 23,937,866

Shares issued
in connection
with reinvestment
of distributions	173,812	1,578,627

Shares
repurchased	(4,613,620)	(41,910,836)

Net decrease	(1,803,730)	$ (16,394,343)

CLASS C	Shares	Amount

Six months ended 3/31/06:
Shares sold	877,929	$ 8,131,208

Shares issued
in connection
with reinvestment
of distributions	73,522	675,870

Shares
repurchased	(431,895)	(3,997,494)

Net increase	519,556	$ 4,809,584

Year ended 9/30/05:
Shares sold	1,217,067	$ 11,075,530

Shares issued
in connection
with reinvestment
of distributions	54,153	491,186

Shares
repurchased	(1,151,602)	(10,433,398)

Net increase	119,618	$ 1,133,318

CLASS M	Shares	Amount

Six months ended 3/31/06:
Shares sold	136,643	$ 1,263,224

Shares issued
in connection
with reinvestment
of distributions	24,739	227,684

Shares
repurchased	(264,750)	(2,433,723)

Net decrease	(103,368)	$ (942,815)

Year ended 9/30/05:
Shares sold	375,572	$ 3,406,749

Shares issued
in connection
with reinvestment
of distributions	23,545	213,773

Shares
repurchased	(453,295)	(4,108,354)

Net decrease	(54,178)	$ (487,832)

CLASS R	Shares	Amount

Six months ended 3/31/06:
Shares sold	14,275	$134,294

Shares issued
in connection
with reinvestment
of distributions	997	9,321

Shares
repurchased	(8,551)	(79,840)

Net increase	6,721	$ 63,775

Year ended 9/30/05:
Shares sold	38,318	$353,481

Shares issued
in connection
with reinvestment
of distributions	497	4,600

Shares
repurchased	(4,676)	(43,398)

Net increase	34,139	$314,683

CLASS Y	Shares	Amount

Six months ended 3/31/06:
Shares sold	3,021,575	$ 28,151,485

Shares issued
in connection
with reinvestment
of distributions	908,034	8,414,240

Shares
repurchased	(5,359,000)	(50,079,815)

Net decrease	(1,429,391)	$ (13,514,090)

Year ended 9/30/05:
Shares sold	35,606,421	$326,832,349

Shares issued
in connection
with reinvestment
of distributions	677,684	6,226,155

Shares
repurchased	(5,956,644)	(54,481,318)

Net increase	30,327,461	$278,577,186

Note 5: Investment in Putnam Prime Money Market Fund

Pursuant to an exemptive order from the Securities and Exchange Commission, each fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by each fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by each fund in Putnam Prime Money Market Fund. For the period ended March 31, 2006, management fees paid were reduced by $53,858, $116,056 and $114,806 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) relating to the funds’ investment in Putnam Prime Money Market Fund. Income distributions earned by the funds are recorded as income in the statement of operations and totaled $1,914,527, $4,194,396 and $4,121,573 for the period ended March 31, 2006. During the year ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated as follows:

	Cost of	Cost of
	Purchases	Sales

Growth Portfolio	$405,409,907	$391,736,021

Balanced Portfolio	384,800,526	363,320,224

Conservative
Portfolio	152,800,824	143,111,749

Note 6: Regulatory matters and litigation

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The Securities and Exchange Commission’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Pursuant to a settlement with the Securities and Exchange Commission relating to Putnam Management’s brokerage allocation practices, on October 13, 2005 the funds received $134,884, $178,452 and $37,359 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) in proceeds paid by Putnam Management. The funds had accrued a receivable for these amounts in the prior fiscal year.

In March 2006, the funds received $1,059,419, $1,515,567 and $914,396 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services. This amount is included in fees waived and reimbursed by Manager or affiliate on the Statement of operations. Review of this matter is ongoing and the amount received by the funds may be adjusted in the future. Such adjustment is not expected to be material.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the funds.

Brokerage commissions (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are the largest relationships based upon brokerage commissions for your fund and the other funds in Putnam’s Global Asset Allocation group for the year ended March 31, 2006. The other Putnam mutual funds in this group are Putnam Income Strategies Fund, Putnam RetirementReady Funds, and Putnam VT Global Asset Allocation Fund.

The top five firms that received brokerage commissions for trades executed for the Global Asset Allocation group are (in descending order) Citigroup Global Markets, Goldman Sachs, Merrill Lynch, Deutsche Bank Securities, and Lehman Brothers. Commissions paid to these firms together represented approximately 58% of the total brokerage commissions paid for the year ended March 31, 2006.

Commissions paid to the next 10 firms together represented approximately 23% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bank of America, Bear Stearns & Company, Credit Suisse First Boston, First Albany Corporation, Investment Technology, Jefferies & Co., JP Morgan Clearing, Morgan Stanley Dean Witter, UBS Warburg, and Weeden & Company.

Commission amounts do not include “mark-ups” paid on bond or derivative trades made directly with a dealer. Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on Form N-SAR.

Services for shareholders

Investor services

Help your investment grow Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account. (Regular investing does not guarantee a profit or protect against loss in a declining market.)

Switch funds easily* You can move money from one Putnam fund to another within the same class of shares without a service charge.

Access your money easily You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

How to buy additional shares You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

For more information

Visit www.putnam.com A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

*This privilege is subject to change or termination. An exchange of funds may result in a taxable event. In addition, a 2% redemption fee will be applied to shares exchanged or sold within 5 days of purchase, and certain funds have imposed a 1% redemption fee on total assets redeemed or exchanged between 6 and 90 days of purchase.

Fund information

Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager	Officers	Richard S. Robie, III
Putnam Investment	George Putnam, III	Vice President
Management, LLC	President
One Post Office Square		Francis J. McNamara, III
Boston, MA 02109	Charles E. Porter	Vice President and
	Executive Vice President,	Chief Legal Officer
Marketing Services	Associate Treasurer and
Putnam Retail Management	Principal Executive Officer	Charles A. Ruys de Perez
One Post Office Square		Vice President and
Boston, MA 02109	Jonathan S. Horwitz	Chief Compliance Officer
Senior Vice President
Custodian	and Treasurer	Mark C. Trenchard
Putnam Fiduciary		Vice President and
Trust Company	Steven D. Krichmar	BSA Compliance Officer
Vice President and
Legal Counsel	Principal Financial Officer	Judith Cohen
Ropes & Gray LLP		Vice President, Clerk and
	Michael T. Healy	Assistant Treasurer
Trustees	Assistant Treasurer and
John A. Hill, Chairman	Principal Accounting Officer	Wanda M. McManus
Jameson Adkins Baxter,		Vice President, Senior Associate
Vice Chairman	Daniel T. Gallagher	Treasurer and Assistant Clerk
Charles B. Curtis	Senior Vice President,
Myra R. Drucker	Staff Counsel and	Nancy E. Florek
Charles E. Haldeman, Jr.	Compliance Liaison
Paul L. Joskow		Vice President, Assistant Clerk,
Elizabeth T. Kennan	Beth S. Mazor
John H. Mullin, III	Vice President	Assistant Treasurer and
Robert E. Patterson		Proxy Manager
George Putnam, III	James P. Pappas
W. Thomas Stephens	Vice President
Richard B. Worley

This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit www.putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

PUTNAM INVESTMENTS

One Post Office Square
Boston, Massachusetts 02109
www.putnam.com
1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Founded in 1937, Putnam Investments began with the principle that a balance between risk and reward is the mark of a well-rounded financial program. Today, we manage money with a focus on seeking consistent results over time. This balanced approach continues to underscore everything we do.

Forwarding Service Requested

Not FDIC Insured	May Lose Value	No Bank Guarantee

SA060 233461 5/06

Item 2. Code of Ethics: Not applicable Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits: (a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds By (Signature and Title): /s/Michael T. Healy Michael T. Healy Principal Accounting Officer Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: May 26, 2006

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: May 26, 2006